Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2025 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-8

Financial Statements

Statement of Assets and Liabilities	9-17

Statement of Operations	18-76

Statements of Changes in Net Assets	77-166

Notes to the Financial Statements	167-206

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - Regatta:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - Regatta (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)

AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)

AB VPS Relative Value Portfolio Class B Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS International Value Portfolio (Class B) Sub-Account (A98)

AB VPS Large Cap Growth (Class B) Sub-Account (AC4)

AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)

AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74)

American Funds Growth Fund - Class 4 Sub-Account (AP0)

American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)

American Funds International Fund - Class 4 Sub-Account (AQ2)

American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)

American Funds IS Global Growth - Class 4 Sub-Account (AS6)

American Funds New World Fund - Class 4 Sub-Account (AQ3)

AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)

BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)

BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)

BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)

BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)

BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22)

BlackRock Total Return V.I.Fund Class III Sub-Account (B23)

ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)

ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)

ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)

Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

CTIVP – Principal Large Cap Growth Fund Class 1 Sub-Account (C89) (2)

CTIVP – Principal Large Cap Growth Fund Class 2 Sub-Account (C90) (3)

Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)

Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)

Columbia VP Balanced Fund Class 2 Sub-Account (C92)

Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)

Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)

Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)

Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)

First Eagle Overseas Variable Fund Sub-Account (FE3)

First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)

First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)

First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)

Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)

Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)

Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)

Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)

Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)

Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)

Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)

Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)

Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)

Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)

Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)

Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)

Goldman Sachs VIT U.S. Equity Insights Fund – Service Class Sub-Account (G03)

Invesco V.I. American Value Fund Series II Sub-Account (V35)

Invesco V.I. Comstock Fund Series II Sub-Account (V13)

Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)

Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)

Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)

Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)

Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)

Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)

Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)

Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)

LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88)

LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94)

Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)

Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)

Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)

Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)

Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)

Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)

MFS VIT I Research Series Service Class Sub-Account (M82)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT I Value Series Service Class Sub-Account (M08)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)

MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)

MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)

MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)

MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)

MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)

MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)

MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)

MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)

MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2)

MFS VIT II Research International Portfolio S Class Sub-Account (ME3)

MFS VIT II Income Portfolio I Class Sub-Account (MA5)

MFS VIT II Income Portfolio S Class Sub-Account (MA7)

MFS VIT II Technology Portfolio I Class Sub-Account (ME4)

MFS VIT II Technology Portfolio S Class Sub-Account (MA2)

MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)

MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)

MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)

MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)

MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)

MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)

MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)

Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) (4)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)

Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)

Invesco V.I. Discovery Large Cap Fund-Series II Sub- Account (O19) (5)

Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) (6)

Invesco V.I. Global Fund, Series II Sub-Account (O20)

Invesco V.I. Main Street Fund, Series II Sub-Account (O21)

Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)

PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)

PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)

PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)

PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)

Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)

Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)

Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)

Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)

Putnam VT Income Fund - Class IB Sub-Account (P95)

Putnam VT Research Fund - Class IB Sub-Account (P79)

Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)

Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)

T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)

T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)

T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)

TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)

TOPS Balanced ETF Portfolio Sub-Account (TP2)

TOPS Conservative ETF Portfolio Sub-Account (TP3)

TOPS Growth ETF Portfolio Sub-Account (TP4)

TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)

Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) (7)

Western Asset Variable Core Bond Plus II Sub-Account (W50)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2)	Formerly CTIVP - Principal Blue Chip Growth Fund Class 1 Sub-Account.

(3)	Formerly CTIVP - Principal Blue Chip Growth Fund Class 2 Sub-Account.

(4)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to December 6, 2024.

(5)	Formerly Invesco V.I. Capital Appreciation Fund - Series II Sub-Account.

(6)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 26, 2024.

(7)	Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
AB VPS Balanced Hedged Allocation Portfolio (Class B) Sub-Account (AL1)	2,542,736	$23,572,944	$24,995,098	$—	$—	$24,995,098	$—	$24,995,098
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	3,828,751	37,172,163	41,465,376	—	—	41,465,376	200	41,465,176
AB VPS Relative Value Portfolio Class B Sub-Account (A71)	38,331	1,137,568	1,182,499	—	—	1,182,499	—	1,182,499
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—	—
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	834,361	11,603,643	17,371,399	—	—	17,371,399	5,237	17,366,162
AB VPS Large Cap Growth (Class B) Sub-Account (AC4)	278,922	20,121,200	22,726,566	—	—	22,726,566	—	22,726,566
AB VPS Small Cap Growth Portfolio Class B Sub-Account (A19)	777,808	6,568,457	7,669,186	—	—	7,669,186	—	7,669,186
AB VPS Discovery Value Portfolio (Class B) Sub-Account (A74)	841,803	14,734,009	13,712,961	2,763	—	13,715,724	—	13,715,724
American Funds Growth Fund - Class 4 Sub-Account (AP0)	668,297	69,616,121	89,812,484	—	—	89,812,484	—	89,812,484
American Funds Growth-Income Fund - Class 4 Sub-Account (AQ1)	584,335	34,127,199	37,847,352	—	—	37,847,352	—	37,847,352
American Funds International Fund - Class 4 Sub-Account (AQ2)	375,017	6,774,130	8,186,627	—	—	8,186,627	—	8,186,627
American Funds IS Asset Allocation - Class 4 Sub-Account (AS3)	5,932,272	145,350,555	158,806,921	—	—	158,806,921	—	158,806,921
American Funds IS Global Growth - Class 4 Sub-Account (AS6)	526,208	18,330,042	19,759,130	—	—	19,759,130	—	19,759,130
American Funds New World Fund - Class 4 Sub-Account (AQ3)	143,471	3,817,398	4,549,448	—	—	4,549,448	—	4,549,448
AFIS-American Funds Global Balanced Fund Class 4 Sub-Account (AX1)	1,361,696	17,068,848	19,145,437	—	—	19,145,437	—	19,145,437
BlackRock 60/40 Target Allocation ETF VI Fund Class III Sub-Account (B21)	2,058,606	28,188,421	30,282,090	—	—	30,282,090	—	30,282,090
BlackRock Capital Appreciation V.I. Fund Class III Sub-Account (B19)	1,416,937	11,077,282	9,762,699	—	—	9,762,699	—	9,762,699
BlackRock Equity Dividend V.I. Fund Class III Sub-Account (B20)	314,964	3,523,640	3,609,484	—	—	3,609,484	—	3,609,484
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	18,868,918	265,710,156	251,711,371	113,333	—	251,824,704	—	251,824,704
BlackRock Large Cap Growth Equity V.I. Fund Class III Sub Account (B22)	142,086	2,802,617	2,968,182	—	—	2,968,182	—	2,968,182
BlackRock Total Return V.I.Fund Class III Sub-Account (B23)	149,420	1,494,709	1,510,637	—	6,797	1,517,434	—	1,517,434
ClearBridge Variable Mid Cap Portfolio - Class II Sub-Account (L33)	180,295	4,168,813	4,238,733	—	—	4,238,733	—	4,238,733
ClearBridge Variable Appreciation Portfolio Class II Sub-Account (L34)	21,636	1,296,865	1,335,620	—	—	1,335,620	—	1,335,620
ClearBridge Variable Dividend Strategy Portfolio Class II Sub-Account (L35)	109,849	2,433,330	2,243,122	—	—	2,243,122	—	2,243,122
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	792	9,660	9,851	—	—	9,851	—	9,851
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	723	33,532	41,111	—	—	41,111	—	41,111
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	757,448	23,408,383	41,409,675	—	—	41,409,675	36,289	41,373,386
CTIVP ®– Principal Large Cap Growth Fund Class 1 Sub-Account (C89)²	2,343	129,449	191,010	—	—	191,010	—	191,010
CTIVP ®– Principal Large Cap Growth Fund Class 2 Sub-Account (C90)²	167,857	7,497,936	13,165,016	10,237	—	13,175,253	—	13,175,253
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58)	168,859	2,105,837	2,988,797	—	—	2,988,797	—	2,988,797
Columbia Variable Portfolio Select Large Cap Value- Class 2 Sub-Account (C91)	159,532	5,791,939	8,605,141	—	—	8,605,141	—	8,605,141
Columbia VP Balanced Fund Class 2 Sub-Account (C92)	663,906	29,650,306	35,970,447	—	—	35,970,447	—	35,970,447
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	3,398,408	72,751,761	86,489,493	70	—	86,489,563	—	86,489,563
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	1,883,702	91,753,737	107,107,273	30,466	—	107,137,739	5,050	107,132,689
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	94,912	1,158,642	1,141,791	—	—	1,141,791	—	1,141,791
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	531,537	6,539,034	6,319,973	—	—	6,319,973	—	6,319,973
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	703,657	9,227,188	9,239,016	340	—	9,239,356	10	9,239,346
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	1,360,913	47,540,935	47,863,293	92,100	—	47,955,393	—	47,955,393
First Eagle Overseas Variable Fund Sub-Account (FE3)	4,995,126	120,686,053	139,463,923	135,032	—	139,598,955	1	139,598,954
First Trust Capital Strength VIT Portfolio Class I Sub-Account (F17)	166,959	2,204,598	2,447,615	—	—	2,447,615	—	2,447,615
First Trust International Developed Capital Strength VIT Portfolio Class I Sub-Account (F18)	99,782	1,272,301	1,412,911	—	—	1,412,911	—	1,412,911
First Trust/Dow Jones Div&Inc Alloc Port - Class 1 Sub-Account (F19)	789,777	10,332,105	10,401,359	—	—	10,401,359	—	10,401,359
Franklin Multi-Asset Variable Conservative Growth Fund Class II Sub-Account (L36)	71,944	1,007,039	1,087,790	—	—	1,087,790	—	1,087,790
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	1,083,453	9,520,486	13,088,117	—	—	13,088,117	3,714	13,084,403
Franklin Templeton Developing Markets VIP Fund Class 4 Sub-Account (S23)	114,829	1,068,028	1,398,615	—	—	1,398,615	—	1,398,615
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	2,924,512	38,469,345	47,435,582	—	—	47,435,582	7,116	47,428,466
Franklin Templeton Allocation VIP Fund Class 2 Sub-Account (FE6)	2,778,122	13,689,887	15,390,797	—	—	15,390,797	—	15,390,797
Franklin Templeton Allocation VIP Fund Class 4 Sub-Account (S18)	684,359	3,517,778	3,955,593	—	—	3,955,593	—	3,955,593
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	120,310	1,561,139	1,616,966	543	—	1,617,509	—	1,617,509
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	644,374	6,928,164	9,117,892	2,874	—	9,120,766	3	9,120,763
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	2,123,269	30,458,148	32,188,757	2,142	—	32,190,899	—	32,190,899
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	2,029,435	30,111,682	31,902,720	—	—	31,902,720	—	31,902,720
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	5,077,202	77,243,057	81,742,949	5,775	—	81,748,724	—	81,748,724
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	95,850	1,505,507	1,567,155	—	—	1,567,155	—	1,567,155
Franklin Templeton Rising Dividends VIP Fund Class 4 Sub-Account (S21)	231,393	6,302,857	6,492,886	—	—	6,492,886	—	6,492,886
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	935,600	11,869,633	12,976,775	651	—	12,977,426	—	12,977,426
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	305,280	4,249,514	4,454,028	—	—	4,454,028	—	4,454,028

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	653,858	$6,153,607	$5,969,725	$761	$—	$5,970,486	$—	$5,970,486
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	4,875	49,704	46,167	—	—	46,167	—	46,167
Goldman Sachs VIT U.S. Equity Insights Fund - Service Class Sub-Account (G03)	163,621	3,500,688	3,606,218	—	—	3,606,218	—	3,606,218
Invesco V.I. American Value Fund Series II Sub-Account (V35)	191,528	2,848,445	3,401,537	951	—	3,402,488	—	3,402,488
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	687,196	12,888,215	14,630,396	2,949	—	14,633,345	—	14,633,345
Invesco V.I. Core Plus Bond Fund - Series II Sub-Account (AB3)	363,962	2,133,866	2,100,061	—	—	2,100,061	—	2,100,061
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	7,379,484	124,784,300	133,716,251	437	—	133,716,688	674	133,716,014
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	35,614	1,167,385	1,260,373	—	—	1,260,373	3	1,260,370
Invesco V.I. Discovery Mid Cap Growth Fund Series II Sub-Account (V17)	94,382	5,467,853	5,984,736	—	—	5,984,736	—	5,984,736
Invesco V.I. Diversified Dividend Fund Series II Sub-Account (V19)	42,106	1,038,269	1,132,219	—	—	1,132,219	—	1,132,219
Invesco V.I. Equally-Weighted S&P 500 Sub-Account (V20)	618,244	16,133,551	16,939,886	—	—	16,939,886	—	16,939,886
Janus Henderson VIT Balanced Portfolio Service Shares Sub-Account (MV1)	2,802,617	139,037,121	166,699,669	—	—	166,699,669	—	166,699,669
Janus Henderson VIT Enterprise Portfolio Service Shares Sub-Account (MV2)	96,790	6,740,860	7,099,530	—	—	7,099,530	—	7,099,530
Janus Henderson VIT Global Tech & Innovation Portfolio Service Shares Sub-Account (MV3)	744,785	13,013,030	17,830,164	—	—	17,830,164	—	17,830,164
Janus Henderson VIT Mid Cap Value Portfolio Service Shares Sub-Account (MV4)	134,744	2,216,334	2,261,005	—	—	2,261,005	—	2,261,005
LVIP JPMorgan Core Bond Fund Service Class Sub-Account (J88)	2,846,593	29,095,449	27,919,383	—	—	27,919,383	120	27,919,263
LVIP JPMorgan U.S. Equity Fund Service Class Sub-Account (J94)	282,954	10,767,329	13,687,335	—	—	13,687,335	6,533	13,680,802
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	624,080	12,185,635	18,647,514	—	—	18,647,514	2,205	18,645,309
Lazard Retirement Global Dynamic Multi Asset Portfolio Sub-Account (L42)	44,879	584,048	650,291	—	—	650,291	—	650,291
Lord Abbett Series Fund - Bonds-Debenture Portfolio Sub-Account (L16)	525,658	5,709,954	5,577,231	—	—	5,577,231	—	5,577,231
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	1,250,984	12,844,493	13,898,436	524	—	13,898,960	—	13,898,960
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	1,139,134	18,373,735	21,620,771	976	—	21,621,747	—	21,621,747
Lord Abbett Series Short Duration Income Portfolio VC Sub-Account (L19)	165,661	2,198,982	2,196,670	—	—	2,196,670	—	2,196,670
MFS VIT Total Return Series Initial Class Sub-Account (M07)	9,004,668	211,899,425	210,078,904	8	—	210,078,912	1,089,369	208,989,543
MFS VIT Total Return Series Service Class Sub-Account (M35)	7,758,849	178,644,344	175,660,336	31,972	—	175,692,308	—	175,692,308
MFS VIT I Growth Series Initial Class Sub-Account (M31)	2,144,363	135,006,449	145,495,020	74,749	—	145,569,769	—	145,569,769
MFS VIT I Growth Series Service Class Sub-Account (M80)	399,231	23,136,462	24,225,342	49,116	—	24,274,458	—	24,274,458
MFS VIT I Investors Trust Series - Service Class Sub-Account (M10)	13,489	421,058	344,922	—	—	344,922	—	344,922
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,994,521	18,453,435	15,916,275	17,342	—	15,933,617	—	15,933,617
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	4,192,913	31,801,167	27,547,441	—	—	27,547,441	4,894	27,542,547
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	1,955,579	30,977,116	30,507,025	12,334	—	30,519,359	—	30,519,359
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	2,173,833	23,026,644	26,303,376	—	—	26,303,376	4,404	26,298,972
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	21,259,059	265,734,686	245,329,538	42,959	—	245,372,497	—	245,372,497
MFS VIT I Research Series Service Class Sub-Account (M82)	2,754,717	82,242,518	82,200,760	805	—	82,201,565	9,420	82,192,145
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	1,655,495	55,194,202	62,461,829	—	—	62,461,829	92,497	62,369,332
MFS VIT I Utilities Series Service Class Sub-Account (M40)	871,162	28,873,160	32,076,186	101,366	—	32,177,552	15	32,177,537
MFS VIT I Value Series Initial Class Sub-Account (M83)	6,698,327	137,546,858	149,104,761	2,739	—	149,107,500	—	149,107,500
MFS VIT I Value Series Service Class Sub-Account (M08)	3,330,758	66,420,356	71,844,468	18,370	—	71,862,838	—	71,862,838
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	3,701,489	203,868,439	225,124,535	—	—	225,124,535	390,427	224,734,108
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	666,731	36,423,975	39,803,847	51,990	—	39,855,837	—	39,855,837
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	2,654,637	28,618,605	25,590,704	—	—	25,590,704	24,361	25,566,343

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	7,168,041	$74,054,343	$67,953,025	$820	$—	$67,953,845	$3,084	$67,950,761
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	2,680,536	71,950,117	85,321,470	—	—	85,321,470	51,822	85,269,648
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,427,576	39,586,714	44,440,448	—	—	44,440,448	14,931	44,425,517
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	561,428	7,963,589	9,909,197	5,443	—	9,914,640	—	9,914,640
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	556,366	7,497,792	9,636,251	368	—	9,636,619	—	9,636,619
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	431,970	4,354,013	3,801,337	—	—	3,801,337	606	3,800,731
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	60,685	576,441	520,679	—	—	520,679	—	520,679
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	1,349,368	36,661,663	35,299,458	—	—	35,299,458	58,654	35,240,804
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	405,710	11,014,991	10,499,779	—	—	10,499,779	4,269	10,495,510
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	1,795,896	56,728,673	62,658,829	162,456	—	62,821,285	—	62,821,285
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	94,160	2,836,059	3,263,602	—	—	3,263,602	6,843	3,256,759
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	1,598,477	23,185,858	23,225,866	74,042	—	23,299,908	—	23,299,908
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	20,017,462	286,191,966	283,847,614	131,479	—	283,979,093	—	283,979,093
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	3,416,188	39,946,912	36,963,157	13,464	—	36,976,621	—	36,976,621
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	8,436,288	97,820,685	90,774,456	—	—	90,774,456	1,413	90,773,043
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	4,731,936	24,753,981	24,085,553	58,233	—	24,143,786	—	24,143,786
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	3,915,165	20,272,440	19,654,129	—	—	19,654,129	19,078	19,635,051
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	1,415,186	20,676,154	25,388,432	22,971	—	25,411,403	—	25,411,403
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	538,331	7,700,341	9,474,631	9,371	—	9,484,002	9,881	9,474,121
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	763,623	22,201,164	28,231,141	19,895	—	28,251,036	—	28,251,036
MFS VIT II International Intrinsic Value Portfolio Service Class Sub-Account (M93)	1,402,023	42,219,548	50,683,115	7,671	—	50,690,786	18,538	50,672,248
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	11,969,253	266,437,494	269,906,659	2,020,461	—	271,927,120	—	271,927,120
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	1,239,122	26,608,155	27,099,600	—	—	27,099,600	15,182	27,084,418
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	32,337,307	32,337,307	32,337,307	7,159	—	32,344,466	682	32,343,784
MFS U.S. Government Money Market Portfolio Service Class Sub-Account (MD9)	83,555,973	83,555,973	83,555,973	2,126	—	83,558,099	6,498	83,551,601
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	640,237	10,520,027	13,195,276	2,341	—	13,197,617	—	13,197,617
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	1,229,092	19,991,850	24,913,702	—	—	24,913,702	5,596	24,908,106
MFS VIT II Income Portfolio I Class Sub-Account (MA5)	1,974,317	18,034,644	16,860,667	64,106	—	16,924,773	—	16,924,773
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	223,384	2,082,051	1,889,830	—	—	1,889,830	2,932	1,886,898
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	534,977	14,008,490	22,490,416	55,942	—	22,546,358	—	22,546,358
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	595,111	17,441,585	22,590,391	—	—	22,590,391	—	22,590,391

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

		Assets					Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Dividend Receivable	Total Assets	Payable to Sponsor	Net Assets
MFS VIT III Blended Research Small Cap Equity Portfolio Service Class Sub-Account (MF3)	4,173,868	$38,792,127	$38,357,848	$—	$—	$38,357,848	$18,596	$38,339,252
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	21,559,195	224,956,896	212,573,654	32,053	—	212,605,707	—	212,605,707
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	68,743	918,400	872,349	—	—	872,349	2,152	870,197
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	2,094,115	33,636,212	32,584,436	—	—	32,584,436	7,133	32,577,303
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	20,280,149	215,942,432	216,591,999	431,745	—	217,023,744	—	217,023,744
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	7,979,337	74,351,204	63,675,106	37,409	—	63,712,515	—	63,712,515
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	11,417,585	116,271,554	116,687,714	—	—	116,687,714	17,893	116,669,821
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	6,360,322	64,658,318	65,002,489	6,727	—	65,009,216	—	65,009,216
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,633,967	14,231,459	16,519,408	—	—	16,519,408	985	16,518,423
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	1,573,902	14,026,388	15,628,849	737	—	15,629,586	2,112	15,627,474
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	68,055,930	809,984,970	770,393,130	1	—	770,393,131	738,600	769,654,531
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	1,173,775	9,515,181	8,474,649	688	—	8,475,337	—	8,475,337
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account (U43) ¹	—	—	—	—	—	—	—	—
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio, Class II Sub-Account (U41)	286,249	2,541,177	2,956,959	—	—	2,956,959	—	2,956,959
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio Class II Sub-Account (V44)	1,862,221	19,362,659	37,337,517	—	—	37,337,517	—	37,337,517
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II Sub-Account (V43)	592,582	2,385,302	3,810,299	791	—	3,811,090	9,398	3,801,692
Invesco V.I. Discovery Large Cap Fund-Series II Sub- Account (O19) ²	199,553	8,907,290	11,823,493	1,321	—	11,824,814	—	11,824,814
Invesco V.I. Conservative Balanced Fund, Series II Sub-Account (O23) ¹	—	—	—	—	—	—	—	—
Invesco V.I. Global Fund, Series II Sub-Account (O20)	238,546	8,292,914	8,659,202	693	—	8,659,895	—	8,659,895
Invesco V.I. Main Street Fund, Series II Sub-Account (O21)	4,409,462	74,649,423	94,582,959	—	—	94,582,959	35,415	94,547,544
Invesco V.I. Main Street Small Cap Fund, Series II Sub-Account (O04)	121,939	2,946,333	3,378,942	—	—	3,378,942	—	3,378,942
PIMCO VIT StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	23,065	158,491	205,971	—	—	205,971	—	205,971
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,225,608	11,796,598	11,741,325	82	—	11,741,407	—	11,741,407
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	805,428	8,057,692	7,860,977	—	—	7,860,977	—	7,860,977
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	535,889	3,522,452	3,440,410	—	—	3,440,410	—	3,440,410
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	2,212,330	13,336,891	13,915,553	36,323	—	13,951,876	—	13,951,876
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	393,388	4,573,116	4,492,486	1,848	—	4,494,334	—	4,494,334
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Sub-Account (P20)	8,277	98,115	94,524	—	—	94,524	—	94,524
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Sub-Account (PM5)	99,933	1,003,006	1,003,325	—	—	1,003,325	—	1,003,325
PIMCO VIT Global Managed Asset Allocation Portfolio Advisor Class Sub-Account (PD6)	19,928,856	207,265,236	233,765,476	172,011	—	233,937,487	—	233,937,487
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,509,769	18,956,158	18,132,323	1,314	—	18,133,637	—	18,133,637
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	8,591,335	87,075,921	81,188,114	—	—	81,188,114	4,327	81,183,787
PIMCO VIT Total Return Portfolio - Advisor Class Sub-Account (P68)	798,742	7,763,126	7,548,105	—	—	7,548,105	—	7,548,105
Putnam VT Large Cap Value Fund Class IB Sub-Account (P72)	673,234	19,239,553	24,027,739	—	—	24,027,739	—	24,027,739
Putnam VT George Putnam Balanced Fun - Class IB Sub-Account (P88)	2,531,265	38,372,003	43,006,190	—	—	43,006,190	—	43,006,190
Putnam VT Global Asset Allocation Fund - Class IB Sub-Account (P93)	261,591	5,222,130	5,200,444	—	—	5,200,444	—	5,200,444
Putnam VT Global Health Care Fund - Class IB Sub-Account (P89)	225,814	3,610,211	3,795,925	—	—	3,795,925	—	3,795,925
Putnam VT Income Fund - Class IB Sub-Account (P95)	188,078	1,559,297	1,540,365	—	—	1,540,365	—	1,540,365
Putnam VT Research Fund - Class IB Sub-Account (P79)	132,754	4,585,527	6,287,255	—	—	6,287,255	—	6,287,255
Putnam VT Sustainable Future Fund Class IB Sub-Account (P80)	66,504	892,027	978,280	—	—	978,280	—	978,280
Putnam VT Sustainable Leaders Fund Class IB Sub-Account (P81)	33,764	1,367,841	1,563,296	—	—	1,563,296	—	1,563,296
T. Rowe Price Blue Chip Growth Portfolio II Sub-Account (TBD)	281,002	13,077,484	17,062,457	—	—	17,062,457	—	17,062,457
T. Rowe Price Equity Income Portfolio II Sub-Account (TBE)	201,622	5,831,632	5,778,493	—	—	5,778,493	—	5,778,493
T. Rowe Price Health Sciences Portfolio II Sub-Account (TBF)	138,888	7,172,889	7,504,102	—	—	7,504,102	—	7,504,102
TOPS Aggressive Growth ETF Portfolio Sub-Account (TP1)	225,945	4,654,387	5,833,891	—	—	5,833,891	—	5,833,891
TOPS Balanced ETF Portfolio Sub-Account (TP2)	167,980	2,364,795	2,739,752	—	—	2,739,752	—	2,739,752
TOPS Conservative ETF Portfolio Sub-Account (TP3)	250,718	3,281,710	3,500,028	—	—	3,500,028	—	3,500,028
TOPS Growth ETF Portfolio Sub-Account (TP4)	150,398	3,276,933	3,761,460	—	—	3,761,460	—	3,761,460
TOPS Moderate Growth ETF Portfolio Sub-Account (TP5)	963,481	14,808,904	17,410,108	—	—	17,410,108	—	17,410,108
Columbia Variable Portfolio - Acorn Fund Sub-Account (W42) ²	9,478	126,255	150,698	—	—	150,698	—	150,698
Western Asset Variable Core Bond Plus II Sub-Account (W50)	276,974	1,448,938	1,290,698	—	—	1,290,698	—	1,290,698

[1]	This Sub-Account was closed in 2024 due to merger and is not reported in the Statement of Operations.
[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	1,324,764	$24,995,098	$—	$24,995,098
AO5	2,662,210	41,429,687	35,489	41,465,176
A71	85,965	1,182,499	—	1,182,499
AM2	—	—	—	—
A98	1,534,965	17,230,808	135,354	17,366,162
AC4	1,244,323	22,726,566	—	22,726,566
A19	874,022	7,669,186	—	7,669,186
A74	781,002	13,680,109	35,615	13,715,724
AP0	4,918,136	89,812,484	—	89,812,484
AQ1	2,198,956	37,847,352	—	37,847,352
AQ2	731,135	8,186,627	—	8,186,627
AS3	11,464,145	158,806,921	—	158,806,921
AS6	1,400,202	19,759,130	—	19,759,130
AQ3	353,320	4,549,448	—	4,549,448
AX1	1,564,484	19,145,437	—	19,145,437
B21	2,396,083	30,282,090	—	30,282,090
B19	672,691	9,762,699	—	9,762,699
B20	256,063	3,609,484	—	3,609,484
B18	10,815,541	251,222,803	601,901	251,824,704
B22	204,023	2,968,182	—	2,968,182
B23	161,611	1,517,434	—	1,517,434
L33	399,640	4,238,733	—	4,238,733
L34	86,358	1,335,620	—	1,335,620
L35	149,635	2,243,122	—	2,243,122
C71	251	9,851	—	9,851
C59	1,051	41,111	—	41,111
C60	1,088,617	41,130,349	243,037	41,373,386
C89	5,697	191,010	—	191,010
C90	405,268	13,049,567	125,686	13,175,253
C58	162,912	2,988,797	—	2,988,797
C91	503,315	8,605,141	—	8,605,141
C92	2,720,422	35,970,447	—	35,970,447
FD7	2,478,534	86,488,095	1,468	86,489,563
F24	1,930,280	106,701,796	430,893	107,132,689
F88	57,663	1,141,791	—	1,141,791
FB9	286,493	6,319,973	—	6,319,973
F15	379,762	9,201,581	37,765	9,239,346
F41	1,324,103	47,689,113	266,280	47,955,393
FE3	5,944,498	139,221,916	377,038	139,598,954
F17	200,088	2,447,615	—	2,447,615
F18	117,657	1,412,911	—	1,412,911
F19	932,913	10,401,359	—	10,401,359
L36	89,961	1,087,790	—	1,087,790
T21	558,268	13,059,012	25,391	13,084,403
S23	121,790	1,398,615	—	1,398,615

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

T20	1,827,016	$47,280,587	$147,879	$47,428,466
FE6	731,397	15,390,797	—	15,390,797
S18	333,611	3,955,593	—	3,955,593
T59	193,359	1,613,938	3,571	1,617,509
F56	288,920	9,069,187	51,576	9,120,763
F59	1,535,952	32,058,810	132,089	32,190,899
FF0	2,518,802	31,902,720	—	31,902,720
F54	2,319,889	81,596,213	152,511	81,748,724
FG8	118,269	1,567,155	—	1,567,155
S21	475,884	6,492,886	—	6,492,886
F53	222,849	12,952,818	24,608	12,977,426
FJ9	372,926	4,454,028	—	4,454,028
T28	398,558	5,903,456	67,030	5,970,486
FJ0	3,863	46,167	—	46,167
G03	177,034	3,606,218	—	3,606,218
V35	84,253	3,397,652	4,836	3,402,488
V13	432,393	14,630,531	2,814	14,633,345
AB3	212,942	2,100,061	—	2,100,061
V11	7,566,728	133,669,336	46,678	133,716,014
AC1	65,757	1,258,662	1,708	1,260,370
V17	564,365	5,984,736	—	5,984,736
V19	80,683	1,132,219	—	1,132,219
V20	1,287,602	16,939,886	—	16,939,886
MV1	12,546,174	166,699,669	—	166,699,669
MV2	569,657	7,099,530	—	7,099,530
MV3	1,084,209	17,830,164	—	17,830,164
MV4	181,251	2,261,005	—	2,261,005
J88	2,668,154	27,893,850	25,413	27,919,263
J94	234,852	13,680,802	—	13,680,802
L11	1,172,093	18,613,490	31,819	18,645,309
L42	55,280	650,291	—	650,291
L16	523,674	5,577,231	—	5,577,231
L18	287,826	13,852,218	46,742	13,898,960
L17	501,072	21,598,702	23,045	21,621,747
L19	209,056	2,196,670	—	2,196,670
M07	10,257,552	205,700,123	3,289,420	208,989,543
M35	9,399,206	173,858,778	1,833,530	175,692,308
M31	1,665,511	143,988,709	1,581,060	145,569,769
M80	523,734	24,162,806	111,652	24,274,458
M10	24,111	344,922	—	344,922
MF1	720,026	15,647,159	286,458	15,933,617
M41	1,190,793	27,452,916	89,631	27,542,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

M05	1,302,308	$30,064,006	$455,353	$30,519,359
M42	1,162,708	26,244,998	53,974	26,298,972
M89	21,791,464	245,019,355	353,142	245,372,497
M82	2,068,573	82,112,309	79,836	82,192,145
M44	3,410,485	61,437,481	931,851	62,369,332
M40	1,930,875	31,966,782	210,755	32,177,537
M83	5,444,335	147,661,792	1,445,708	149,107,500
M08	2,580,822	71,391,233	471,605	71,862,838
MB6	2,638,168	220,302,318	4,431,790	224,734,108
MB7	594,238	39,604,020	251,817	39,855,837
MC0	1,007,648	25,253,737	312,606	25,566,343
MA0	3,494,947	67,811,751	139,010	67,950,761
MC2	1,300,154	84,444,786	824,862	85,269,648
MC1	1,283,722	44,381,782	43,735	44,425,517
MC3	240,370	9,746,246	168,394	9,914,640
MA1	414,480	9,627,673	8,946	9,636,619
MC4	258,135	3,733,429	67,302	3,800,731
MC5	45,039	520,679	—	520,679
MC6	479,247	34,929,350	311,454	35,240,804
MC7	595,642	10,495,510	—	10,495,510
MC8	1,086,563	61,900,145	921,140	62,821,285
MC9	83,796	3,120,986	135,773	3,256,759
MD0	607,919	22,856,948	442,960	23,299,908
M92	16,940,590	283,612,307	366,786	283,979,093
M96	1,938,271	36,174,955	801,666	36,976,621
MD2	7,466,297	90,420,252	352,791	90,773,043
MA6	733,803	23,692,910	450,876	24,143,786
MA3	755,137	19,500,634	134,417	19,635,051
M97	594,155	24,974,146	437,257	25,411,403
MD5	316,515	9,417,891	56,230	9,474,121
M98	396,087	27,908,184	342,852	28,251,036
M93	1,670,998	50,573,875	98,373	50,672,248
MD6	5,002,519	264,941,618	6,985,502	271,927,120
MB3	481,569	27,026,066	58,352	27,084,418
MD8	2,699,038	31,853,996	489,788	32,343,784
MD9	8,906,311	83,398,605	152,996	83,551,601
ME2	442,802	12,989,085	208,532	13,197,617
ME3	753,917	24,850,458	57,648	24,908,106
MA5	744,324	16,589,422	335,351	16,924,773
MA7	95,375	1,886,066	832	1,886,898
ME4	518,174	22,060,393	485,965	22,546,358
MA2	1,117,516	22,590,391	—	22,590,391
MF3	1,661,432	38,215,292	123,960	38,339,252
MF5	10,380,680	211,516,501	1,089,206	212,605,707

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

MF6	26,966	$869,578	$619	$870,197
MF7	1,635,821	32,501,484	75,819	32,577,303
MF9	6,375,597	216,275,027	748,717	217,023,744
MG1	5,950,372	63,577,315	135,200	63,712,515
MF2	10,592,218	116,347,126	322,695	116,669,821
MG2	6,086,615	64,941,319	67,897	65,009,216
MG3	455,130	16,469,275	49,148	16,518,423
MG4	594,028	15,623,726	3,748	15,627,474
MG6	27,555,859	768,361,925	1,292,606	769,654,531
MG7	423,149	8,463,888	11,449	8,475,337
U43	—	—	—	—
U41	251,705	2,956,959	—	2,956,959
V44	2,110,704	37,337,517	—	37,337,517
V43	78,522	3,797,670	4,022	3,801,692
O19	170,471	11,794,955	29,859	11,824,814
O23	—	—	—	—
O20	178,890	8,646,184	13,711	8,659,895
O21	1,619,057	94,237,423	310,121	94,547,544
O04	50,114	3,378,942	—	3,378,942
PH2	7,459	205,971	—	205,971
P08	595,868	11,741,407	—	11,741,407
PC0	491,655	7,860,977	—	7,860,977
P70	251,677	3,440,410	—	3,440,410
P10	1,684,472	13,830,626	121,250	13,951,876
PK8	129,814	4,470,603	23,731	4,494,334
P20	6,657	94,524	—	94,524
PM5	98,441	1,003,325	—	1,003,325
PD6	11,617,767	233,160,706	776,781	233,937,487
P06	1,049,584	18,084,871	48,766	18,133,637
P07	4,779,766	80,980,305	203,482	81,183,787
P68	734,045	7,548,105	—	7,548,105
P72	795,764	24,027,739	—	24,027,739
P88	3,109,032	43,006,190	—	43,006,190
P93	388,401	5,200,444	—	5,200,444
P89	259,557	3,795,925	—	3,795,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets

P95	159,192	$1,540,365	$—	$1,540,365
P79	290,096	6,287,255	—	6,287,255
P80	103,306	978,280	—	978,280
P81	112,397	1,563,296	—	1,563,296
TBD	1,126,810	17,062,457	—	17,062,457
TBE	425,527	5,778,493	—	5,778,493
TBF	672,387	7,504,102	—	7,504,102
TP1	445,393	5,833,891	—	5,833,891
TP2	236,142	2,739,752	—	2,739,752
TP3	312,621	3,500,028	—	3,500,028
TP4	293,254	3,761,460	—	3,761,460
TP5	1,431,936	17,410,108	—	17,410,108
W42	4,274	150,698	—	150,698
W50	132,468	1,290,698	—	1,290,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	AL1	AO5	A71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$480,046	$682,384	$8,850
Expenses:
Mortality and expense risk charges	(298,987)	(520,960)	(8,724)
Distribution and administration charges	(95,910)	(166,042)	(3,580)

Net investment income (loss)	85,149	(4,618)	(3,454)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(349,255)	(1,675,032)	(27,674)
Realized gain distributions	1,330,508	—	82,640

Net realized gains (losses)	981,253	(1,675,032)	54,966

Net change in unrealized appreciation (depreciation)	2,577,551	6,353,394	37,129

Net realized and change in unrealized gains (losses)	3,558,804	4,678,362	92,095

Net increase (decrease) in net assets from operations	$3,643,953	$4,673,744	$88,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A98	AC4	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$375,111	$—	$—
Expenses:
Mortality and expense risk charges	(221,175)	(178,832)	(60,166)
Distribution and administration charges	(73,041)	(73,391)	(24,691)

Net investment income (loss)	80,895	(252,223)	(84,857)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,012,484	164,718	(267,237)
Realized gain distributions	—	2,039,806	—

Net realized gains (losses)	2,012,484	2,204,524	(267,237)

Net change in unrealized appreciation (depreciation)	3,690,409	389,057	597,942

Net realized and change in unrealized gains (losses)	5,702,893	2,593,581	330,705

Net increase (decrease) in net assets from operations	$5,783,788	$2,341,358	$245,848

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A74	AP0	AQ1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,800	$98,500	$258,991
Expenses:
Mortality and expense risk charges	(150,089)	(655,716)	(291,729)
Distribution and administration charges	(54,996)	(269,097)	(119,721)

Net investment income (loss)	(121,285)	(826,313)	(152,459)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,716	223,155	165,475
Realized gain distributions	1,581,218	6,165,178	5,824,377

Net realized gains (losses)	1,583,934	6,388,333	5,989,852

Net change in unrealized appreciation (depreciation)	(1,289,526)	8,097,227	(443,958)

Net realized and change in unrealized gains (losses)	294,408	14,485,560	5,545,894

Net increase (decrease) in net assets from operations	$173,123	$13,659,247	$5,393,435

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AQ2	AS3	AS6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$86,789	$2,672,567	$220,343
Expenses:
Mortality and expense risk charges	(59,379)	(1,173,117)	(151,122)
Distribution and administration charges	(24,368)	(481,432)	(62,019)

Net investment income (loss)	3,042	1,018,018	7,202

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(51,590)	(618,983)	(350,905)
Realized gain distributions	—	9,615,303	2,148,242

Net realized gains (losses)	(51,590)	8,996,320	1,797,337

Net change in unrealized appreciation (depreciation)	1,613,959	8,400,962	1,398,497

Net realized and change in unrealized gains (losses)	1,562,369	17,397,282	3,195,834

Net increase (decrease) in net assets from operations	$1,565,411	$18,415,300	$3,203,036

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AQ3	AX1	B21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$38,299	$218,980	$634,094
Expenses:
Mortality and expense risk charges	(35,031)	(142,980)	(203,623)
Distribution and administration charges	(14,376)	(58,677)	(83,564)

Net investment income (loss)	(11,108)	17,323	346,907

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(43,210)	(60,848)	31,250
Realized gain distributions	166,255	626,050	1,107,290

Net realized gains (losses)	123,045	565,202	1,138,540

Net change in unrealized appreciation (depreciation)	850,737	1,842,495	1,699,923

Net realized and change in unrealized gains (losses)	973,782	2,407,697	2,838,463

Net increase (decrease) in net assets from operations	$962,674	$2,425,020	$3,185,370

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	B19	B20	B18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$56,469	$9,930,280
Expenses:
Mortality and expense risk charges	(75,072)	(21,906)	(3,059,552)
Distribution and administration charges	(30,809)	(8,990)	(994,613)

Net investment income (loss)	(105,881)	25,573	5,876,115

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(150,838)	(16,625)	272,626
Realized gain distributions	1,145,297	299,144	24,396,741

Net realized gains (losses)	994,459	282,519	24,669,367

Net change in unrealized appreciation (depreciation)	78,004	167,506	10,620,402

Net realized and change in unrealized gains (losses)	1,072,463	450,025	35,289,769

Net increase (decrease) in net assets from operations	$966,582	$475,598	$41,165,884

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	B22	B23	L33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$54,913	$433
Expenses:
Mortality and expense risk charges	(21,595)	(11,250)	(32,376)
Distribution and administration charges	(8,862)	(4,617)	(13,286)

Net investment income (loss)	(30,457)	39,046	(45,229)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	93,049	(27,882)	(35,226)
Realized gain distributions	478,935	1,602	259,003

Net realized gains (losses)	571,984	(26,280)	223,777

Net change in unrealized appreciation (depreciation)	(249,190)	63,080	(63,630)

Net realized and change in unrealized gains (losses)	322,794	36,800	160,147

Net increase (decrease) in net assets from operations	$292,337	$75,846	$114,918

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L34	L35	C71
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,380	$39,756	$96
Expenses:
Mortality and expense risk charges	(10,291)	(16,606)	(124)
Distribution and administration charges	(4,224)	(6,815)	(33)

Net investment income (loss)	(11,135)	16,335	(61)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	23,536	(28,539)	(62)
Realized gain distributions	189,325	287,957	1,651

Net realized gains (losses)	212,861	259,418	1,589

Net change in unrealized appreciation (depreciation)	(46,087)	(71,615)	(284)

Net realized and change in unrealized gains (losses)	166,774	187,803	1,305

Net increase (decrease) in net assets from operations	$155,639	$204,138	$1,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C59	C60	C89
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(501)	(531,400)	(2,307)
Distribution and administration charges	(134)	(182,327)	(622)

Net investment income (loss)	(635)	(713,727)	(2,929)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,482	7,136,499	833
Realized gain distributions	—	—	—

Net realized gains (losses)	1,482	7,136,499	833

Net change in unrealized appreciation (depreciation)	4,531	(560,820)	22,497

Net realized and change in unrealized gains (losses)	6,013	6,575,679	23,330

Net increase (decrease) in net assets from operations	$5,378	$5,861,952	$20,401

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C90	C58	C91
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$52,268	$—
Expenses:
Mortality and expense risk charges	(164,740)	(37,642)	(64,578)
Distribution and administration charges	(58,723)	(12,971)	(26,502)

Net investment income (loss)	(223,463)	1,655	(91,080)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,894,229	186,392	207,786
Realized gain distributions	—	—	—

Net realized gains (losses)	1,894,229	186,392	207,786

Net change in unrealized appreciation (depreciation)	(182,193)	717,184	1,701,601

Net realized and change in unrealized gains (losses)	1,712,036	903,576	1,909,387

Net increase (decrease) in net assets from operations	$1,488,573	$905,231	$1,818,307

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C92	FD7	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$1,319,725	$—
Expenses:
Mortality and expense risk charges	(274,067)	(1,058,649)	(1,356,539)
Distribution and administration charges	(112,473)	(344,327)	(452,066)

Net investment income (loss)	(386,540)	(83,251)	(1,808,605)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	526,726	4,331,927	9,957,416
Realized gain distributions	—	4,553,448	17,295,425

Net realized gains (losses)	526,726	8,885,375	27,252,841

Net change in unrealized appreciation (depreciation)	3,617,986	1,813,330	(5,819,810)

Net realized and change in unrealized gains (losses)	4,144,712	10,698,705	21,433,031

Net increase (decrease) in net assets from operations	$3,758,172	$10,615,454	$19,624,426

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F88	FB9	F15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$34,096	$172,509	$231,354
Expenses:
Mortality and expense risk charges	(14,557)	(81,609)	(119,196)
Distribution and administration charges	(5,895)	(29,176)	(38,571)

Net investment income (loss)	13,644	61,724	73,587

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,378)	(104,069)	(70,011)
Realized gain distributions	14,701	252,115	546,327

Net realized gains (losses)	10,323	148,046	476,316

Net change in unrealized appreciation (depreciation)	67,288	378,681	481,231

Net realized and change in unrealized gains (losses)	77,611	526,727	957,547

Net increase (decrease) in net assets from operations	$91,255	$588,451	$1,031,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F41	FE3	F17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$115,363	$2,318,190	$12,039
Expenses:
Mortality and expense risk charges	(616,512)	(1,757,389)	(20,572)
Distribution and administration charges	(209,249)	(568,902)	(8,443)

Net investment income (loss)	(710,398)	(8,101)	(16,976)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,006,381	5,171,288	16,499
Realized gain distributions	5,688,116	16,685,527	—

Net realized gains (losses)	9,694,497	21,856,815	16,499

Net change in unrealized appreciation (depreciation)	(4,129,749)	21,073,785	99,624

Net realized and change in unrealized gains (losses)	5,564,748	42,930,600	116,123

Net increase (decrease) in net assets from operations	$4,854,350	$42,922,499	$99,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F18	F19	L36
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,748	$241,839	$25,419
Expenses:
Mortality and expense risk charges	(9,346)	(85,945)	(8,660)
Distribution and administration charges	(3,836)	(35,271)	(3,554)

Net investment income (loss)	2,566	120,623	13,205

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,811	(164,834)	113
Realized gain distributions	24,411	557,576	92,870

Net realized gains (losses)	51,222	392,742	92,983

Net change in unrealized appreciation (depreciation)	113,917	(121,104)	1,757

Net realized and change in unrealized gains (losses)	165,139	271,638	94,740

Net increase (decrease) in net assets from operations	$167,705	$392,261	$107,945

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T21	S23	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$70,632	$3,732	$1,076,771
Expenses:
Mortality and expense risk charges	(167,390)	(7,852)	(593,591)
Distribution and administration charges	(58,226)	(3,222)	(221,827)

Net investment income (loss)	(154,984)	(7,342)	261,353

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	97,521	(3,659)	2,957,174
Realized gain distributions	220,433	14,290	3,006,580

Net realized gains (losses)	317,954	10,631	5,963,754

Net change in unrealized appreciation (depreciation)	4,628,340	327,290	5,052,008

Net realized and change in unrealized gains (losses)	4,946,294	337,921	11,015,762

Net increase (decrease) in net assets from operations	$4,791,310	$330,579	$11,277,115

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FE6	S18	T59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$309,236	$64,878	$—
Expenses:
Mortality and expense risk charges	(198,617)	(30,737)	(21,537)
Distribution and administration charges	(61,191)	(12,615)	(9,237)

Net investment income (loss)	49,428	21,526	(30,774)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(351,192)	(6,962)	(114,509)
Realized gain distributions	652,799	144,793	—

Net realized gains (losses)	301,607	137,831	(114,509)

Net change in unrealized appreciation (depreciation)	1,278,210	222,441	355,286

Net realized and change in unrealized gains (losses)	1,579,817	360,272	240,777

Net increase (decrease) in net assets from operations	$1,629,245	$381,798	$210,003

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F56	F59	FF0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$83,575	$1,651,964	$1,395,147
Expenses:
Mortality and expense risk charges	(116,290)	(406,371)	(253,521)
Distribution and administration charges	(41,803)	(135,664)	(103,374)

Net investment income (loss)	(74,518)	1,109,929	1,038,252

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	573,968	(163,364)	(320,562)
Realized gain distributions	717,504	347,236	298,642

Net realized gains (losses)	1,291,472	183,872	(21,920)

Net change in unrealized appreciation (depreciation)	622,265	2,034,655	2,100,081

Net realized and change in unrealized gains (losses)	1,913,737	2,218,527	2,078,161

Net increase (decrease) in net assets from operations	$1,839,219	$3,328,456	$3,116,413

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F54	FG8	S21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,656,672	$28,485	$43,235
Expenses:
Mortality and expense risk charges	(1,028,907)	(12,683)	(50,249)
Distribution and administration charges	(342,262)	(5,078)	(20,621)

Net investment income (loss)	285,503	10,724	(27,635)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,547,951	(333)	(62,243)
Realized gain distributions	8,162,461	146,795	570,990

Net realized gains (losses)	9,710,412	146,462	508,747

Net change in unrealized appreciation (depreciation)	(2,456,715)	(17,316)	94,172

Net realized and change in unrealized gains (losses)	7,253,697	129,146	602,919

Net increase (decrease) in net assets from operations	$7,539,200	$139,870	$575,284

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F53	FJ9	T28
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$148,363	$37,960	$292,688
Expenses:
Mortality and expense risk charges	(166,403)	(33,696)	(74,687)
Distribution and administration charges	(59,070)	(13,790)	(26,895)

Net investment income (loss)	(77,110)	(9,526)	191,106

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	110,595	(44,019)	(204,251)
Realized gain distributions	1,157,100	318,040	65

Net realized gains (losses)	1,267,695	274,021	(204,186)

Net change in unrealized appreciation (depreciation)	(383,035)	(7,703)	335,477

Net realized and change in unrealized gains (losses)	884,660	266,318	131,291

Net increase (decrease) in net assets from operations	$807,550	$256,792	$322,397

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	FJ0	G03	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,118	$16,373	$7,345
Expenses:
Mortality and expense risk charges	(607)	(28,435)	(43,198)
Distribution and administration charges	(230)	(11,669)	(15,407)

Net investment income (loss)	1,281	(23,731)	(51,260)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(997)	7,935	153,513
Realized gain distributions	—	447,229	527,732

Net realized gains (losses)	(997)	455,164	681,245

Net change in unrealized appreciation (depreciation)	2,079	34,587	(18,644)

Net realized and change in unrealized gains (losses)	1,082	489,751	662,601

Net increase (decrease) in net assets from operations	$2,363	$466,020	$611,341

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V13	AB3	V11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$216,098	$82,480	$2,411,768
Expenses:
Mortality and expense risk charges	(192,575)	(16,870)	(1,311,644)
Distribution and administration charges	(66,130)	(6,923)	(467,482)

Net investment income (loss)	(42,607)	58,687	632,642

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,668,853	(83,854)	1,271,176
Realized gain distributions	1,601,427	—	6,919,609

Net realized gains (losses)	3,270,280	(83,854)	8,190,785

Net change in unrealized appreciation (depreciation)	(1,059,671)	132,793	4,043,770

Net realized and change in unrealized gains (losses)	2,210,609	48,939	12,234,555

Net increase (decrease) in net assets from operations	$2,168,002	$107,626	$12,867,197

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AC1	V17	V19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$14,791	$—	$15,003
Expenses:
Mortality and expense risk charges	(16,834)	(47,713)	(9,055)
Distribution and administration charges	(5,076)	(19,581)	(3,716)

Net investment income (loss)	(7,119)	(67,294)	2,232

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,033	(190,229)	(2,029)
Realized gain distributions	80,713	574,035	84,346

Net realized gains (losses)	93,746	383,806	82,317

Net change in unrealized appreciation (depreciation)	88,498	(83,977)	59,413

Net realized and change in unrealized gains (losses)	182,244	299,829	141,730

Net increase (decrease) in net assets from operations	$175,125	$232,535	$143,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V20	MV1	MV2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$226,372	$2,558,999	$3,079
Expenses:
Mortality and expense risk charges	(124,039)	(1,228,496)	(54,292)
Distribution and administration charges	(50,903)	(504,158)	(22,281)

Net investment income (loss)	51,430	826,345	(73,494)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	28,566	299,602	(88,809)
Realized gain distributions	1,308,847	4,372,126	548,728

Net realized gains (losses)	1,337,413	4,671,728	459,919

Net change in unrealized appreciation (depreciation)	354,694	12,891,063	(1,840)

Net realized and change in unrealized gains (losses)	1,692,107	17,562,791	458,079

Net increase (decrease) in net assets from operations	$1,743,537	$18,389,136	$384,585

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MV3	MV4	J88
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$14,211	$950,810
Expenses:
Mortality and expense risk charges	(119,008)	(16,958)	(359,623)
Distribution and administration charges	(48,840)	(6,959)	(110,492)

Net investment income (loss)	(167,848)	(9,706)	480,695

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	192,638	(4,318)	(1,135,502)
Realized gain distributions	1,268,413	196,238	—

Net realized gains (losses)	1,461,051	191,920	(1,135,502)

Net change in unrealized appreciation (depreciation)	1,678,742	(82,256)	2,206,744

Net realized and change in unrealized gains (losses)	3,139,793	109,664	1,071,242

Net increase (decrease) in net assets from operations	$2,971,945	$99,958	$1,551,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	J94	L11	L42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$34,754	$506,313	$5,598
Expenses:
Mortality and expense risk charges	(175,698)	(232,570)	(4,279)
Distribution and administration charges	(55,892)	(79,392)	(1,756)

Net investment income (loss)	(196,836)	194,351	(437)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,118,520	2,504,926	(2,741)
Realized gain distributions	395,042	—	14,150

Net realized gains (losses)	1,513,562	2,504,926	11,409

Net change in unrealized appreciation (depreciation)	385,415	3,604,207	57,114

Net realized and change in unrealized gains (losses)	1,898,977	6,109,133	68,523

Net increase (decrease) in net assets from operations	$1,702,141	$6,303,484	$68,086

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L16	L18	L17
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$326,494	$—	$88,621
Expenses:
Mortality and expense risk charges	(46,827)	(181,423)	(277,493)
Distribution and administration charges	(19,217)	(67,521)	(97,448)

Net investment income (loss)	260,450	(248,944)	(286,320)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(156,704)	294,451	1,383,559
Realized gain distributions	—	2,219,497	2,068,852

Net realized gains (losses)	(156,704)	2,513,948	3,452,411

Net change in unrealized appreciation (depreciation)	265,837	(370,050)	(592,991)

Net realized and change in unrealized gains (losses)	109,133	2,143,898	2,859,420

Net increase (decrease) in net assets from operations	$369,583	$1,894,954	$2,573,100

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L19	M07	M35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$95,303	$5,699,394	$4,557,985
Expenses:
Mortality and expense risk charges	(17,909)	(2,566,679)	(2,207,649)
Distribution and administration charges	(7,350)	(375,335)	(744,654)

Net investment income (loss)	70,044	2,757,380	1,605,682

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(27,978)	375,593	(316,976)
Realized gain distributions	—	15,197,587	13,409,831

Net realized gains (losses)	(27,978)	15,573,180	13,092,855

Net change in unrealized appreciation (depreciation)	52,749	1,208,669	1,074,770

Net realized and change in unrealized gains (losses)	24,771	16,781,849	14,167,625

Net increase (decrease) in net assets from operations	$94,815	$19,539,229	$15,773,307

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M31	M80	M10
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$1,947
Expenses:
Mortality and expense risk charges	(1,799,031)	(273,984)	(2,728)
Distribution and administration charges	(285,835)	(101,456)	(1,120)

Net investment income (loss)	(2,084,866)	(375,440)	(1,901)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	8,968,133	374,545	(4,649)
Realized gain distributions	26,316,505	4,664,550	137,747

Net realized gains (losses)	35,284,638	5,039,095	133,098

Net change in unrealized appreciation (depreciation)	(18,293,932)	(2,303,713)	(94,106)

Net realized and change in unrealized gains (losses)	16,990,706	2,735,382	38,992

Net increase (decrease) in net assets from operations	$14,905,840	$2,359,942	$37,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF1	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(202,955)	(307,421)	(368,538)
Distribution and administration charges	(42,462)	(113,333)	(74,697)

Net investment income (loss)	(245,417)	(420,754)	(443,235)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(394,623)	(1,233,425)	(2,154,215)
Realized gain distributions	2,818,438	5,342,080	—

Net realized gains (losses)	2,423,815	4,108,655	(2,154,215)

Net change in unrealized appreciation (depreciation)	(1,758,648)	(3,076,068)	5,907,679

Net realized and change in unrealized gains (losses)	665,167	1,032,587	3,753,464

Net increase (decrease) in net assets from operations	$419,750	$611,833	$3,310,229

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$10,659,042	$128,103
Expenses:
Mortality and expense risk charges	(310,649)	(3,067,341)	(1,037,946)
Distribution and administration charges	(114,303)	(974,550)	(346,162)

Net investment income (loss)	(424,952)	6,617,151	(1,256,005)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,269,620)	(6,205,280)	2,930,504
Realized gain distributions	—	—	19,943,503

Net realized gains (losses)	(2,269,620)	(6,205,280)	22,874,007

Net change in unrealized appreciation (depreciation)	5,505,829	12,635,380	(12,962,648)

Net realized and change in unrealized gains (losses)	3,236,209	6,430,100	9,911,359

Net increase (decrease) in net assets from operations	$2,811,257	$13,047,251	$8,655,354

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,809,804	$885,688	$2,396,447
Expenses:
Mortality and expense risk charges	(763,364)	(386,050)	(1,859,197)
Distribution and administration charges	(134,172)	(137,867)	(529,610)

Net investment income (loss)	912,268	361,771	7,640

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,500,079	969,499	3,816,580
Realized gain distributions	827,672	441,696	11,148,379

Net realized gains (losses)	3,327,751	1,411,195	14,964,959

Net change in unrealized appreciation (depreciation)	3,678,712	2,210,737	1,079,548

Net realized and change in unrealized gains (losses)	7,006,463	3,621,932	16,044,507

Net increase (decrease) in net assets from operations	$7,918,731	$3,983,703	$16,052,147

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,002,671	$2,300,663	$303,846
Expenses:
Mortality and expense risk charges	(882,922)	(2,757,186)	(490,085)
Distribution and administration charges	(312,550)	(428,169)	(181,746)

Net investment income (loss)	(192,801)	(884,692)	(367,985)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,067,968	8,433,032	1,265,823
Realized gain distributions	5,539,897	39,545,511	7,192,174

Net realized gains (losses)	7,607,865	47,978,543	8,457,997

Net change in unrealized appreciation (depreciation)	121,879	(16,827,811)	(2,863,265)

Net realized and change in unrealized gains (losses)	7,729,744	31,150,732	5,594,732

Net increase (decrease) in net assets from operations	$7,536,943	$30,266,040	$5,226,747

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,291,008	$3,287,125	$391,041
Expenses:
Mortality and expense risk charges	(316,132)	(875,823)	(1,052,842)
Distribution and administration charges	(59,729)	(278,094)	(191,955)

Net investment income (loss)	915,147	2,133,208	(853,756)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(924,676)	(3,610,203)	4,143,567
Realized gain distributions	—	—	8,713,816

Net realized gains (losses)	(924,676)	(3,610,203)	12,857,383

Net change in unrealized appreciation (depreciation)	1,545,440	5,312,861	(3,166,930)

Net realized and change in unrealized gains (losses)	620,764	1,702,658	9,690,453

Net increase (decrease) in net assets from operations	$1,535,911	$3,835,866	$8,836,697

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$102,050	$197,212	$181,612
Expenses:
Mortality and expense risk charges	(511,768)	(113,030)	(118,971)
Distribution and administration charges	(190,379)	(21,932)	(41,170)

Net investment income (loss)	(600,097)	62,250	21,471

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,434,626	37,389	211,901
Realized gain distributions	4,643,192	66,667	69,454

Net realized gains (losses)	7,077,818	104,056	281,355

Net change in unrealized appreciation (depreciation)	(1,853,301)	2,413,446	2,332,546

Net realized and change in unrealized gains (losses)	5,224,517	2,517,502	2,613,901

Net increase (decrease) in net assets from operations	$4,624,420	$2,579,752	$2,635,372

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$69,516	$8,078	$120,217
Expenses:
Mortality and expense risk charges	(48,592)	(6,519)	(439,714)
Distribution and administration charges	(9,578)	(2,464)	(65,308)

Net investment income (loss)	11,346	(905)	(384,805)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(159,320)	(16,918)	404,767
Realized gain distributions	—	—	4,328,806

Net realized gains (losses)	(159,320)	(16,918)	4,733,573

Net change in unrealized appreciation (depreciation)	343,198	42,027	(2,205,635)

Net realized and change in unrealized gains (losses)	183,878	25,109	2,527,938

Net increase (decrease) in net assets from operations	$195,224	$24,204	$2,143,133

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$11,742	$578,153	$22,807
Expenses:
Mortality and expense risk charges	(90,745)	(769,052)	(39,120)
Distribution and administration charges	(37,918)	(109,732)	(11,896)

Net investment income (loss)	(116,921)	(300,631)	(28,209)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(88,546)	3,620,382	108,773
Realized gain distributions	1,238,562	7,382,283	393,364

Net realized gains (losses)	1,150,016	11,002,665	502,137

Net change in unrealized appreciation (depreciation)	(452,006)	(2,070,595)	(33,927)

Net realized and change in unrealized gains (losses)	698,010	8,932,070	468,210

Net increase (decrease) in net assets from operations	$581,089	$8,631,439	$440,001

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,354,678	$17,200,328	$1,633,001
Expenses:
Mortality and expense risk charges	(282,018)	(3,488,611)	(473,146)
Distribution and administration charges	(45,391)	(1,112,699)	(80,093)

Net investment income (loss)	1,027,269	12,599,018	1,079,762

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(234,845)	(3,443,833)	(1,381,779)
Realized gain distributions	1,122,206	14,904,131	—

Net realized gains (losses)	887,361	11,460,298	(1,381,779)

Net change in unrealized appreciation (depreciation)	1,057,133	12,909,695	2,406,440

Net realized and change in unrealized gains (losses)	1,944,494	24,369,993	1,024,661

Net increase (decrease) in net assets from operations	$2,971,763	$36,969,011	$2,104,423

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,711,359	$1,698,767	$1,281,422
Expenses:
Mortality and expense risk charges	(1,134,060)	(312,916)	(246,670)
Distribution and administration charges	(381,608)	(55,508)	(90,940)

Net investment income (loss)	2,195,691	1,330,343	943,812

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(3,137,634)	(515,909)	(410,734)
Realized gain distributions	—	—	—

Net realized gains (losses)	(3,137,634)	(515,909)	(410,734)

Net change in unrealized appreciation (depreciation)	5,385,443	936,506	731,291

Net realized and change in unrealized gains (losses)	2,247,809	420,597	320,557

Net increase (decrease) in net assets from operations	$4,443,500	$1,750,940	$1,264,369

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$226,757	$69,812	$410,607
Expenses:
Mortality and expense risk charges	(308,995)	(119,363)	(328,002)
Distribution and administration charges	(61,094)	(42,547)	(54,689)

Net investment income (loss)	(143,332)	(92,098)	27,916

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,076,649	426,230	1,355,197
Realized gain distributions	1,348,967	517,576	1,487,654

Net realized gains (losses)	2,425,616	943,806	2,842,851

Net change in unrealized appreciation (depreciation)	2,263,882	802,664	4,404,209

Net realized and change in unrealized gains (losses)	4,689,498	1,746,470	7,247,060

Net increase (decrease) in net assets from operations	$4,546,166	$1,654,372	$7,274,976

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$665,777	$732,344	$4,532
Expenses:
Mortality and expense risk charges	(648,881)	(3,339,435)	(324,475)
Distribution and administration charges	(225,568)	(510,699)	(125,734)

Net investment income (loss)	(208,672)	(3,117,790)	(445,677)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,021,470	10,755,025	656,444
Realized gain distributions	2,847,446	38,605,040	3,927,419

Net realized gains (losses)	5,868,916	49,360,065	4,583,863

Net change in unrealized appreciation (depreciation)	8,140,733	(24,540,048)	(2,127,864)

Net realized and change in unrealized gains (losses)	14,009,649	24,820,017	2,455,999

Net increase (decrease) in net assets from operations	$13,800,977	$21,702,227	$2,010,322

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MD8	MD9	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,260,341	$3,313,463	$194,217
Expenses:
Mortality and expense risk charges	(407,079)	(1,070,807)	(162,549)
Distribution and administration charges	(65,079)	(370,856)	(34,051)

Net investment income (loss)	788,183	1,871,800	(2,383)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	—	848,297
Realized gain distributions	—	—	—

Net realized gains (losses)	—	—	848,297

Net change in unrealized appreciation (depreciation)	—	—	1,721,420

Net realized and change in unrealized gains (losses)	—	—	2,569,717

Net increase (decrease) in net assets from operations	$788,183	$1,871,800	$2,567,334

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME3	MA5	MA7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$305,840	$714,864	$78,321
Expenses:
Mortality and expense risk charges	(310,329)	(202,269)	(23,491)
Distribution and administration charges	(110,561)	(35,910)	(7,763)

Net investment income (loss)	(115,050)	476,685	47,067

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,060,626	(416,183)	(67,420)
Realized gain distributions	—	—	—

Net realized gains (losses)	1,060,626	(416,183)	(67,420)

Net change in unrealized appreciation (depreciation)	3,499,291	883,062	125,497

Net realized and change in unrealized gains (losses)	4,559,917	466,879	58,077

Net increase (decrease) in net assets from operations	$4,444,867	$943,564	$105,144

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME4	MA2	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$304,950
Expenses:
Mortality and expense risk charges	(254,179)	(181,347)	(464,881)
Distribution and administration charges	(55,230)	(73,247)	(162,371)

Net investment income (loss)	(309,409)	(254,594)	(322,302)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,953,883	820,766	598,426
Realized gain distributions	2,639,048	2,835,376	4,033,763

Net realized gains (losses)	4,592,931	3,656,142	4,632,189

Net change in unrealized appreciation (depreciation)	(1,244,289)	(309,216)	(2,482,730)

Net realized and change in unrealized gains (losses)	3,348,642	3,346,926	2,149,459

Net increase (decrease) in net assets from operations	$3,039,233	$3,092,332	$1,827,157

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,682,484	$14,560	$365,970
Expenses:
Mortality and expense risk charges	(2,727,871)	(11,215)	(399,349)
Distribution and administration charges	(903,717)	(4,584)	(144,100)

Net investment income (loss)	2,050,896	(1,239)	(177,479)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,039,811)	(18,389)	(283,170)
Realized gain distributions	9,733,969	—	—

Net realized gains (losses)	2,694,158	(18,389)	(283,170)

Net change in unrealized appreciation (depreciation)	12,351,389	34,929	935,997

Net realized and change in unrealized gains (losses)	15,045,547	16,540	652,827

Net increase (decrease) in net assets from operations	$17,096,443	$15,301	$475,348

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,725,863	$2,044,747	$5,036,411
Expenses:
Mortality and expense risk charges	(2,723,006)	(802,822)	(1,489,564)
Distribution and administration charges	(890,271)	(260,908)	(528,642)

Net investment income (loss)	(887,414)	981,017	3,018,205

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,298,623)	(4,399,605)	(124,106)
Realized gain distributions	10,649,683	—	—

Net realized gains (losses)	6,351,060	(4,399,605)	(124,106)

Net change in unrealized appreciation (depreciation)	15,875,491	7,551,591	1,732,802

Net realized and change in unrealized gains (losses)	22,226,551	3,151,986	1,608,696

Net increase (decrease) in net assets from operations	$21,339,137	$4,133,003	$4,626,901

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,743,284	$174,606	$133,764
Expenses:
Mortality and expense risk charges	(825,973)	(213,367)	(185,967)
Distribution and administration charges	(268,311)	(81,817)	(61,359)

Net investment income (loss)	1,649,000	(120,578)	(113,562)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(123,083)	834,852	1,073,810
Realized gain distributions	—	1,519,714	1,457,620

Net realized gains (losses)	(123,083)	2,354,566	2,531,430

Net change in unrealized appreciation (depreciation)	946,267	(1,540,795)	(1,750,524)

Net realized and change in unrealized gains (losses)	823,184	813,771	780,906

Net increase (decrease) in net assets from operations	$2,472,184	$693,193	$667,344

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG6	MG7	U41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,226,929	$135,180	$—
Expenses:
Mortality and expense risk charges	(9,802,814)	(91,111)	(26,569)
Distribution and administration charges	(3,188,375)	(33,766)	(10,903)

Net investment income (loss)	3,235,740	10,303	(37,472)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(17,154,254)	(377,677)	82,511
Realized gain distributions	53,853,427	951,013	123,742

Net realized gains (losses)	36,699,173	573,336	206,253

Net change in unrealized appreciation (depreciation)	30,282,326	(469,744)	295,184

Net realized and change in unrealized gains (losses)	66,981,499	103,592	501,437

Net increase (decrease) in net assets from operations	$70,217,239	$113,895	$463,965

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V44	V43	O19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$16,121	$—
Expenses:
Mortality and expense risk charges	(344,228)	(52,237)	(144,855)
Distribution and administration charges	(129,900)	(18,355)	(59,641)

Net investment income (loss)	(474,128)	(54,471)	(204,496)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,696,556	954,384	905,783
Realized gain distributions	—	—	1,445,119

Net realized gains (losses)	5,696,556	954,384	2,350,902

Net change in unrealized appreciation (depreciation)	4,961,887	(361,679)	(876,598)

Net realized and change in unrealized gains (losses)	10,658,443	592,705	1,474,304

Net increase (decrease) in net assets from operations	$10,184,315	$538,234	$1,269,808

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$291,774	$7,748
Expenses:
Mortality and expense risk charges	(109,006)	(1,212,623)	(42,702)
Distribution and administration charges	(38,173)	(444,401)	(17,909)

Net investment income (loss)	(147,179)	(1,365,250)	(52,863)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(380,120)	(197,753)	171,816
Realized gain distributions	1,633,816	5,854,569	344,500

Net realized gains (losses)	1,253,696	5,656,816	516,316

Net change in unrealized appreciation (depreciation)	(7,474)	8,370,329	(242,240)

Net realized and change in unrealized gains (losses)	1,246,222	14,027,145	274,076

Net increase (decrease) in net assets from operations	$1,099,043	$12,661,895	$221,213

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	PH2	P08	PC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$9,685	$556,141	$382,099
Expenses:
Mortality and expense risk charges	(2,735)	(149,067)	(101,604)
Distribution and administration charges	(726)	(52,318)	(33,420)

Net investment income (loss)	6,224	354,756	247,075

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,748	(333,943)	(188,755)
Realized gain distributions	—	—	—

Net realized gains (losses)	3,748	(333,943)	(188,755)

Net change in unrealized appreciation (depreciation)	33,090	1,364,817	944,642

Net realized and change in unrealized gains (losses)	36,838	1,030,874	755,887

Net increase (decrease) in net assets from operations	$43,062	$1,385,630	$1,002,962

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P70	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$88,348	$398,552	$312,846
Expenses:
Mortality and expense risk charges	(28,434)	(177,283)	(56,693)
Distribution and administration charges	(11,563)	(59,789)	(21,582)

Net investment income (loss)	48,351	161,480	234,571

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(231,494)	(1,366,885)	(124,893)
Realized gain distributions	—	—	—

Net realized gains (losses)	(231,494)	(1,366,885)	(124,893)

Net change in unrealized appreciation (depreciation)	708,022	3,477,549	437,563

Net realized and change in unrealized gains (losses)	476,528	2,110,664	312,670

Net increase (decrease) in net assets from operations	$524,879	$2,272,144	$547,241

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P20	PM5	PD6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,411	$29,296	$10,340,730
Expenses:
Mortality and expense risk charges	(1,116)	(7,428)	(2,888,786)
Distribution and administration charges	(374)	(3,048)	(913,752)

Net investment income (loss)	4,921	18,820	6,538,192

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,770)	(3,471)	(3,161,184)
Realized gain distributions	—	—	—

Net realized gains (losses)	(1,770)	(3,471)	(3,161,184)

Net change in unrealized appreciation (depreciation)	8,488	7,297	39,743,453

Net realized and change in unrealized gains (losses)	6,718	3,826	36,582,269

Net increase (decrease) in net assets from operations	$11,639	$22,646	$43,120,461

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P06	P07	P68
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$617,728	$3,353,047	$268,717
Expenses:
Mortality and expense risk charges	(237,667)	(1,039,623)	(57,352)
Distribution and administration charges	(80,599)	(357,167)	(23,536)

Net investment income (loss)	299,462	1,956,257	187,829

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(287,742)	(3,291,640)	(163,500)
Realized gain distributions	—	—	—

Net realized gains (losses)	(287,742)	(3,291,640)	(163,500)

Net change in unrealized appreciation (depreciation)	1,100,332	6,945,556	459,637

Net realized and change in unrealized gains (losses)	812,590	3,653,916	296,137

Net increase (decrease) in net assets from operations	$1,112,052	$5,610,173	$483,966

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P72	P88	P93
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$320,342	$498,297	$92,514
Expenses:
Mortality and expense risk charges	(255,962)	(311,675)	(42,248)
Distribution and administration charges	(86,744)	(127,907)	(17,338)

Net investment income (loss)	(22,364)	58,715	32,928

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	896,680	352,265	279,299
Realized gain distributions	1,532,356	1,294,702	499,011

Net realized gains (losses)	2,429,036	1,646,967	778,310

Net change in unrealized appreciation (depreciation)	1,515,222	2,778,352	(204,005)

Net realized and change in unrealized gains (losses)	3,944,258	4,425,319	574,305

Net increase (decrease) in net assets from operations	$3,921,894	$4,484,034	$607,233

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P89	P95	P79
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$74,167	$32,581
Expenses:
Mortality and expense risk charges	(29,682)	(12,695)	(49,689)
Distribution and administration charges	(12,181)	(5,211)	(20,392)

Net investment income (loss)	(41,863)	56,261	(37,500)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(32,895)	(79,441)	158,404
Realized gain distributions	232,868	—	348,678

Net realized gains (losses)	199,973	(79,441)	507,082

Net change in unrealized appreciation (depreciation)	333,649	105,728	459,870

Net realized and change in unrealized gains (losses)	533,622	26,287	966,952

Net increase (decrease) in net assets from operations	$491,759	$82,548	$929,452

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P80	P81	TBD
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$865	$9,385	$—
Expenses:
Mortality and expense risk charges	(8,442)	(12,539)	(125,107)
Distribution and administration charges	(3,464)	(5,146)	(51,343)

Net investment income (loss)	(11,041)	(8,300)	(176,450)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	62,315	51,376	256,175
Realized gain distributions	127,518	165,102	1,519,434

Net realized gains (losses)	189,833	216,478	1,775,609

Net change in unrealized appreciation (depreciation)	(176,094)	(63,949)	719,582

Net realized and change in unrealized gains (losses)	13,739	152,529	2,495,191

Net increase (decrease) in net assets from operations	$2,698	$144,229	$2,318,741

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TBE	TBF	TP1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$77,909	$—	$47,934
Expenses:
Mortality and expense risk charges	(45,572)	(58,587)	(42,660)
Distribution and administration charges	(18,702)	(24,044)	(17,507)

Net investment income (loss)	13,635	(82,631)	(12,233)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,155	(181,393)	60,800
Realized gain distributions	553,876	274,771	73,799

Net realized gains (losses)	556,031	93,378	134,599

Net change in unrealized appreciation (depreciation)	78,912	1,078,694	701,102

Net realized and change in unrealized gains (losses)	634,943	1,172,072	835,701

Net increase (decrease) in net assets from operations	$648,578	$1,089,441	$823,468

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TP2	TP3	TP4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$47,693	$73,820	$28,595
Expenses:
Mortality and expense risk charges	(22,598)	(28,746)	(25,934)
Distribution and administration charges	(9,273)	(11,798)	(10,643)

Net investment income (loss)	15,822	33,276	(7,982)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15,690	95,101	235,568
Realized gain distributions	29,775	22,332	45,487

Net realized gains (losses)	45,465	117,433	281,055

Net change in unrealized appreciation (depreciation)	220,434	129,081	230,082

Net realized and change in unrealized gains (losses)	265,899	246,514	511,137

Net increase (decrease) in net assets from operations	$281,721	$279,790	$503,155

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	TP5	W42	W50
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$242,353	$—	$54,942
Expenses:
Mortality and expense risk charges	(133,997)	(1,983)	(10,298)
Distribution and administration charges	(54,991)	(599)	(4,226)

Net investment income (loss)	53,365	(2,582)	40,418

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	213,955	22,969	(38,951)
Realized gain distributions	259,817	—	—

Net realized gains (losses)	473,772	22,969	(38,951)

Net change in unrealized appreciation (depreciation)	1,460,164	(13,984)	72,451

Net realized and change in unrealized gains (losses)	1,933,936	8,985	33,500

Net increase (decrease) in net assets from operations	$1,987,301	$6,403	$73,918

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AL1 Sub-Account		AO5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,149	$46,886	$(4,618)	$(247,755)
Net realized gains (losses)	981,253	(424,069)	(1,675,032)	(2,129,590)
Net change in unrealized appreciation/(depreciation)	2,577,551	2,212,571	6,353,394	6,274,245

Increase (decrease) in net assets from operations	3,643,953	1,835,388	4,673,744	3,896,900

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	824,451	373,203	599,072	253,173
Transfers between Sub-Accounts (including the Fixed Account), net	117,572	(484,501)	349,271	(497,426)
Withdrawals, surrenders, annuitizations and contract charges	(4,930,876)	(4,053,384)	(8,032,559)	(7,075,366)

Net accumulation activity	(3,988,853)	(4,164,682)	(7,084,216)	(7,319,619)

Annuitization Activity:
Annuitizations	—	20,958	37,675	—
Annuity payments and contract charges	—	(22,280)	(4,177)	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(200)	—

Net annuitization activity	—	(1,322)	33,298	—

Net increase (decrease) from contract owner transactions	(3,988,853)	(4,166,004)	(7,050,918)	(7,319,619)

Total increase (decrease) in net assets	(344,900)	(2,330,616)	(2,377,174)	(3,422,719)
Net assets at beginning of year	25,339,998	27,670,614	43,842,350	47,265,069

Net assets at end of year	$24,995,098	$25,339,998	$41,465,176	$43,842,350

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A71 Sub-Account		AM2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,454)	$920	$—	$(11,319)
Net realized gains (losses)	54,966	25,512	—	(479,847)
Net change in unrealized appreciation/(depreciation)	37,129	69,162	—	466,525

Increase (decrease) in net assets from operations	88,641	95,594	—	(24,641)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	245,815	31,657	—	71
Transfers between Sub-Accounts (including the Fixed Account), net	(74,433)	102,384	—	(2,693,836)
Withdrawals, surrenders, annuitizations and contract charges	(33,084)	(66,597)	—	(120,564)

Net accumulation activity	138,298	67,444	—	(2,814,329)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	138,298	67,444	—	(2,814,329)

Total increase (decrease) in net assets	226,939	163,038	—	(2,838,970)
Net assets at beginning of year	955,560	792,522	—	2,838,970

Net assets at end of year	$1,182,499	$955,560	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A98 Sub-Account		AC4 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$80,895	$101,283	$(252,223)	$(195,003)
Net realized gains (losses)	2,012,484	468,015	2,204,524	769,333
Net change in unrealized appreciation/(depreciation)	3,690,409	54,350	389,057	2,677,182

Increase (decrease) in net assets from operations	5,783,788	623,648	2,341,358	3,251,512

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	178,579	190,240	2,061,300	3,062,218
Transfers between Sub-Accounts (including the Fixed Account), net	(2,935,590)	273,091	637,941	427,052
Withdrawals, surrenders, annuitizations and contract charges	(2,950,311)	(3,244,295)	(1,303,124)	(721,980)

Net accumulation activity	(5,707,322)	(2,780,964)	1,396,117	2,767,290

Annuitization Activity:
Annuitizations	—	75,223	—	—
Annuity payments and contract charges	(7,196)	(4,767)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(12,410)	(9,415)	—	—

Net annuitization activity	(19,606)	61,041	—	—

Net increase (decrease) from contract owner transactions	(5,726,928)	(2,719,923)	1,396,117	2,767,290

Total increase (decrease) in net assets	56,860	(2,096,275)	3,737,475	6,018,802
Net assets at beginning of year	17,309,302	19,405,577	18,989,091	12,970,289

Net assets at end of year	$17,366,162	$17,309,302	$22,726,566	$18,989,091

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A19 Sub-Account		A74 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(84,857)	$(61,725)	$(121,285)	$(133,277)
Net realized gains (losses)	(267,237)	(358,707)	1,583,934	1,542,435
Net change in unrealized appreciation/(depreciation)	597,942	1,211,743	(1,289,526)	(191,981)

Increase (decrease) in net assets from operations	245,848	791,311	173,123	1,217,177

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,605,010	1,845,664	125,701	87,989
Transfers between Sub-Accounts (including the Fixed Account), net	(492,998)	689,820	665,191	(109,952)
Withdrawals, surrenders, annuitizations and contract charges	(405,104)	(112,128)	(1,940,125)	(2,278,078)

Net accumulation activity	706,908	2,423,356	(1,149,233)	(2,300,041)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,093)	(2,099)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	240	371

Net annuitization activity	—	—	(1,853)	(1,728)

Net increase (decrease) from contract owner transactions	706,908	2,423,356	(1,151,086)	(2,301,769)

Total increase (decrease) in net assets	952,756	3,214,667	(977,963)	(1,084,592)
Net assets at beginning of year	6,716,430	3,501,763	14,693,687	15,778,279

Net assets at end of year	$7,669,186	$6,716,430	$13,715,724	$14,693,687

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AP0 Sub-Account		AQ1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(826,313)	$(538,773)	$(152,459)	$(40,566)
Net realized gains (losses)	6,388,333	650,955	5,989,852	1,139,751
Net change in unrealized appreciation/(depreciation)	8,097,227	13,206,833	(443,958)	3,585,921

Increase (decrease) in net assets from operations	13,659,247	13,319,015	5,393,435	4,685,106

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,931,996	13,972,079	3,036,807	7,898,179
Transfers between Sub-Accounts (including the Fixed Account), net	1,807,697	88,746	658,401	644,421
Withdrawals, surrenders, annuitizations and contract charges	(4,754,857)	(2,555,693)	(2,017,862)	(1,063,198)

Net accumulation activity	10,984,836	11,505,132	1,677,346	7,479,402

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	10,984,836	11,505,132	1,677,346	7,479,402

Total increase (decrease) in net assets	24,644,083	24,824,147	7,070,781	12,164,508
Net assets at beginning of year	65,168,401	40,344,254	30,776,571	18,612,063

Net assets at end of year	$89,812,484	$65,168,401	$37,847,352	$30,776,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AQ2 Sub-Account		AS3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$3,042	$(3,212)	$1,018,018	$930,547
Net realized gains (losses)	(51,590)	(118,204)	8,996,320	3,225,336
Net change in unrealized appreciation/(depreciation)	1,613,959	90,513	8,400,962	8,413,099

Increase (decrease) in net assets from operations	1,565,411	(30,903)	18,415,300	12,568,982

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	652,681	1,674,017	22,296,849	30,899,262
Transfers between Sub-Accounts (including the Fixed Account), net	375,813	692,515	11,832,604	209,666
Withdrawals, surrenders, annuitizations and contract charges	(153,063)	(169,276)	(7,640,676)	(4,342,381)

Net accumulation activity	875,431	2,197,256	26,488,777	26,766,547

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	875,431	2,197,256	26,488,777	26,766,547

Total increase (decrease) in net assets	2,440,842	2,166,353	44,904,077	39,335,529
Net assets at beginning of year	5,745,785	3,579,432	113,902,844	74,567,315

Net assets at end of year	$8,186,627	$5,745,785	$158,806,921	$113,902,844

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AS6 Sub-Account		AQ3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$7,202	$41,306	$(11,108)	$1,621
Net realized gains (losses)	1,797,337	204,485	123,045	(24,202)
Net change in unrealized appreciation/(depreciation)	1,398,497	963,273	850,737	147,474

Increase (decrease) in net assets from operations	3,203,036	1,209,064	962,674	124,893

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,305,552	3,894,797	522,096	694,434
Transfers between Sub-Accounts (including the Fixed Account), net	438,594	1,195,933	(176,353)	162,589
Withdrawals, surrenders, annuitizations and contract charges	(1,052,481)	(587,004)	(206,339)	(130,845)

Net accumulation activity	691,665	4,503,726	139,404	726,178

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	691,665	4,503,726	139,404	726,178

Total increase (decrease) in net assets	3,894,701	5,712,790	1,102,078	851,071
Net assets at beginning of year	15,864,429	10,151,639	3,447,370	2,596,299

Net assets at end of year	$19,759,130	$15,864,429	$4,549,448	$3,447,370

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AX1 Sub-Account		B21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$17,323	$72,699	$346,907	$197,942
Net realized gains (losses)	565,202	(108,633)	1,138,540	976,480
Net change in unrealized appreciation/(depreciation)	1,842,495	603,272	1,699,923	128,959

Increase (decrease) in net assets from operations	2,425,020	567,338	3,185,370	1,303,381

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,517,311	3,775,670	9,839,276	5,861,424
Transfers between Sub-Accounts (including the Fixed Account), net	407,660	381,621	96,218	763,845
Withdrawals, surrenders, annuitizations and contract charges	(721,117)	(498,118)	(1,126,571)	(552,520)

Net accumulation activity	2,203,854	3,659,173	8,808,923	6,072,749

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,203,854	3,659,173	8,808,923	6,072,749

Total increase (decrease) in net assets	4,628,874	4,226,511	11,994,293	7,376,130
Net assets at beginning of year	14,516,563	10,290,052	18,287,797	10,911,667

Net assets at end of year	$19,145,437	$14,516,563	$30,282,090	$18,287,797

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B19 Sub-Account		B20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(105,881)	$(55,400)	$25,573	$23,539
Net realized gains (losses)	994,459	2,756,069	282,519	158,743
Net change in unrealized appreciation/(depreciation)	78,004	(1,578,624)	167,506	(31,047)

Increase (decrease) in net assets from operations	966,582	1,122,045	475,598	151,235

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,080,020	2,981,083	478,737	177,307
Transfers between Sub-Accounts (including the Fixed Account), net	389,068	890,682	533,683	138,946
Withdrawals, surrenders, annuitizations and contract charges	(536,973)	(121,075)	(74,129)	(78,648)

Net accumulation activity	932,115	3,750,690	938,291	237,605

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	932,115	3,750,690	938,291	237,605

Total increase (decrease) in net assets	1,898,697	4,872,735	1,413,889	388,840
Net assets at beginning of year	7,864,002	2,991,267	2,195,595	1,806,755

Net assets at end of year	$9,762,699	$7,864,002	$3,609,484	$2,195,595

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B18 Sub-Account		B22 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$5,876,115	$(600,128)	$(30,457)	$(17,912)
Net realized gains (losses)	24,669,367	20,540,024	571,984	163,902
Net change in unrealized appreciation/(depreciation)	10,620,402	(964,924)	(249,190)	212,743

Increase (decrease) in net assets from operations	41,165,884	18,974,972	292,337	358,733

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,265,695	3,799,386	656,229	683,400
Transfers between Sub-Accounts (including the Fixed Account), net	(6,745,788)	(3,157,930)	154,790	43,137
Withdrawals, surrenders, annuitizations and contract charges	(42,490,181)	(39,135,437)	(185,797)	(69,112)

Net accumulation activity	(44,970,274)	(38,493,981)	625,222	657,425

Annuitization Activity:
Annuitizations	97,499	149,776	—	—
Annuity payments and contract charges	(238,805)	(123,109)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	16,715	2,999	—	—

Net annuitization activity	(124,591)	29,666	—	—

Net increase (decrease) from contract owner transactions	(45,094,865)	(38,464,315)	625,222	657,425

Total increase (decrease) in net assets	(3,928,981)	(19,489,343)	917,559	1,016,158
Net assets at beginning of year	255,753,685	275,243,028	2,050,623	1,034,465

Net assets at end of year	$251,824,704	$255,753,685	$2,968,182	$2,050,623

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	B23 Sub-Account		L33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$39,046	$32,547	$(45,229)	$(24,262)
Net realized gains (losses)	(26,280)	(10,390)	223,777	6,546
Net change in unrealized appreciation/(depreciation)	63,080	(19,533)	(63,630)	272,399

Increase (decrease) in net assets from operations	75,846	2,624	114,918	254,683

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	421,091	407,378	183,949	200,353
Transfers between Sub-Accounts (including the Fixed Account), net	(149,181)	56,600	593,932	578,991
Withdrawals, surrenders, annuitizations and contract charges	(74,350)	(30,768)	(166,273)	(130,988)

Net accumulation activity	197,560	433,210	611,608	648,356

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	197,560	433,210	611,608	648,356

Total increase (decrease) in net assets	273,406	435,834	726,526	903,039
Net assets at beginning of year	1,244,028	808,194	3,512,207	2,609,168

Net assets at end of year	$1,517,434	$1,244,028	$4,238,733	$3,512,207

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L34 Sub-Account		L35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(11,135)	$(5,807)	$16,335	$19
Net realized gains (losses)	212,861	112,346	259,418	168,987
Net change in unrealized appreciation/(depreciation)	(46,087)	56,750	(71,615)	59,878

Increase (decrease) in net assets from operations	155,639	163,289	204,138	228,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,553	181,365	288,028	192,665
Transfers between Sub-Accounts (including the Fixed Account), net	(672)	197,655	84,518	77,475
Withdrawals, surrenders, annuitizations and contract charges	(112,994)	(64,269)	(149,565)	(54,885)

Net accumulation activity	33,887	314,751	222,981	215,255

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	33,887	314,751	222,981	215,255

Total increase (decrease) in net assets	189,526	478,040	427,119	444,139
Net assets at beginning of year	1,146,094	668,054	1,816,003	1,371,864

Net assets at end of year	$1,335,620	$1,146,094	$2,243,122	$1,816,003

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C71 Sub-Account		C59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(61)	$(132)	$(635)	$(1,215)
Net realized gains (losses)	1,589	171	1,482	56,912
Net change in unrealized appreciation/(depreciation)	(284)	755	4,531	(34,912)

Increase (decrease) in net assets from operations	1,244	794	5,378	20,785

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	39,757
Transfers between Sub-Accounts (including the Fixed Account), net	127	(110)	(257)	(8,809)
Withdrawals, surrenders, annuitizations and contract charges	(871)	(3,801)	(888)	(91,795)

Net accumulation activity	(744)	(3,911)	(1,145)	(60,847)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(744)	(3,911)	(1,145)	(60,847)

Total increase (decrease) in net assets	500	(3,117)	4,233	(40,062)
Net assets at beginning of year	9,351	12,468	36,878	76,940

Net assets at end of year	$9,851	$9,351	$41,111	$36,878

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C60 Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(713,727)	$(751,328)	$(2,929)	$(2,596)
Net realized gains (losses)	7,136,499	10,417,398	833	2,152
Net change in unrealized appreciation/(depreciation)	(560,820)	1,740,898	22,497	31,232

Increase (decrease) in net assets from operations	5,861,952	11,406,968	20,401	30,788

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	616,813	408,588	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(841,021)	(5,902,457)	—	86,211
Withdrawals, surrenders, annuitizations and contract charges	(6,543,629)	(6,613,605)	(1)	—

Net accumulation activity	(6,767,837)	(12,107,474)	(1)	86,211

Annuitization Activity:
Annuitizations	3,715	69,422	—	—
Annuity payments and contract charges	(10,947)	(13,895)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(61,733)	(32,026)	—	—

Net annuitization activity	(68,965)	23,501	—	—

Net increase (decrease) from contract owner transactions	(6,836,802)	(12,083,973)	(1)	86,211

Total increase (decrease) in net assets	(974,850)	(677,005)	20,400	116,999
Net assets at beginning of year	42,348,236	43,025,241	170,610	53,611

Net assets at end of year	$41,373,386	$42,348,236	$191,010	$170,610

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C90 Sub-Account		C58 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(223,463)	$(237,229)	$1,655	$75,278
Net realized gains (losses)	1,894,229	2,004,411	186,392	143,219
Net change in unrealized appreciation/(depreciation)	(182,193)	674,241	717,184	(164,172)

Increase (decrease) in net assets from operations	1,488,573	2,441,423	905,231	54,325

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	59,454	130,486	18,636	53,908
Transfers between Sub-Accounts (including the Fixed Account), net	253,340	(838,946)	(464,855)	138,963
Withdrawals, surrenders, annuitizations and contract charges	(2,025,124)	(1,950,026)	(367,997)	(512,320)

Net accumulation activity	(1,712,330)	(2,658,486)	(814,216)	(319,449)

Annuitization Activity:
Annuitizations	—	11,552	—	—
Annuity payments and contract charges	(7,094)	(39,935)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,748	628	—	—

Net annuitization activity	(5,346)	(27,755)	—	—

Net increase (decrease) from contract owner transactions	(1,717,676)	(2,686,241)	(814,216)	(319,449)

Total increase (decrease) in net assets	(229,103)	(244,818)	91,015	(265,124)
Net assets at beginning of year	13,404,356	13,649,174	2,897,782	3,162,906

Net assets at end of year	$13,175,253	$13,404,356	$2,988,797	$2,897,782

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C91 Sub-Account		C92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(91,080)	$(83,720)	$(386,540)	$(213,646)
Net realized gains (losses)	207,786	87,600	526,726	543,153
Net change in unrealized appreciation/(depreciation)	1,701,601	720,439	3,617,986	1,645,524

Increase (decrease) in net assets from operations	1,818,307	724,319	3,758,172	1,975,031

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	394,803	179,289	4,412,698	8,875,371
Transfers between Sub-Accounts (including the Fixed Account), net	(112,148)	146,836	8,677,535	(2,769,707)
Withdrawals, surrenders, annuitizations and contract charges	(540,607)	(543,643)	(1,423,827)	(658,391)

Net accumulation activity	(257,952)	(217,518)	11,666,406	5,447,273

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(257,952)	(217,518)	11,666,406	5,447,273

Total increase (decrease) in net assets	1,560,355	506,801	15,424,578	7,422,304
Net assets at beginning of year	7,044,786	6,537,985	20,545,869	13,123,565

Net assets at end of year	$8,605,141	$7,044,786	$35,970,447	$20,545,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FD7 Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(83,251)	$22,503	$(1,808,605)	$(1,861,995)
Net realized gains (losses)	8,885,375	7,806,006	27,252,841	31,122,237
Net change in unrealized appreciation/(depreciation)	1,813,330	3,634,136	(5,819,810)	2,093,950

Increase (decrease) in net assets from operations	10,615,454	11,462,645	19,624,426	31,354,192

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	786,084	1,211,343	1,116,619	1,415,799
Transfers between Sub-Accounts (including the Fixed Account), net	1,842,917	1,234,186	(3,514,202)	(15,086,529)
Withdrawals, surrenders, annuitizations and contract charges	(12,537,713)	(14,921,422)	(17,792,480)	(18,006,903)

Net accumulation activity	(9,908,712)	(12,475,893)	(20,190,063)	(31,677,633)

Annuitization Activity:
Annuitizations	—	—	22,461	29,517
Annuity payments and contract charges	(87,777)	(51,721)	(105,426)	(92,176)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(80,751)	1,112	4,073	14,239

Net annuitization activity	(168,528)	(50,609)	(78,892)	(48,420)

Net increase (decrease) from contract owner transactions	(10,077,240)	(12,526,502)	(20,268,955)	(31,726,053)

Total increase (decrease) in net assets	538,214	(1,063,857)	(644,529)	(371,861)
Net assets at beginning of year	85,951,349	87,015,206	107,777,218	108,149,079

Net assets at end of year	$86,489,563	$85,951,349	$107,132,689	$107,777,218

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F88 Sub-Account		FB9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$13,644	$16,830	$61,724	$77,921
Net realized gains (losses)	10,323	(52,098)	148,046	101,973
Net change in unrealized appreciation/(depreciation)	67,288	87,379	378,681	125,301

Increase (decrease) in net assets from operations	91,255	52,111	588,451	305,195

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,493	6,153	100,791	8,020
Transfers between Sub-Accounts (including the Fixed Account), net	(4,422)	79,974	89,721	106,292
Withdrawals, surrenders, annuitizations and contract charges	(100,755)	(382,639)	(809,809)	(1,010,781)

Net accumulation activity	(97,684)	(296,512)	(619,297)	(896,469)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	(15,631)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	(199)

Net annuitization activity	—	—	—	(15,830)

Net increase (decrease) from contract owner transactions	(97,684)	(296,512)	(619,297)	(912,299)

Total increase (decrease) in net assets	(6,429)	(244,401)	(30,846)	(607,104)
Net assets at beginning of year	1,148,220	1,392,621	6,350,819	6,957,923

Net assets at end of year	$1,141,791	$1,148,220	$6,319,973	$6,350,819

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F15 Sub-Account		F41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$73,587	$93,303	$(710,398)	$(723,244)
Net realized gains (losses)	476,316	292,179	9,694,497	11,104,517
Net change in unrealized appreciation/(depreciation)	481,231	279,254	(4,129,749)	(2,515,984)

Increase (decrease) in net assets from operations	1,031,134	664,736	4,854,350	7,865,289

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	318,370	33,222	913,731	813,850
Transfers between Sub-Accounts (including the Fixed Account), net	(44,449)	(118,027)	872,511	(4,318,953)
Withdrawals, surrenders, annuitizations and contract charges	(2,122,232)	(2,806,429)	(8,808,765)	(8,630,852)

Net accumulation activity	(1,848,311)	(2,891,234)	(7,022,523)	(12,135,955)

Annuitization Activity:
Annuitizations	—	55,084	16,505	45,004
Annuity payments and contract charges	(12,215)	(11,770)	(50,551)	(52,198)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(3)	(6)	6,847	(4,359)

Net annuitization activity	(12,218)	43,308	(27,199)	(11,553)

Net increase (decrease) from contract owner transactions	(1,860,529)	(2,847,926)	(7,049,722)	(12,147,508)

Total increase (decrease) in net assets	(829,395)	(2,183,190)	(2,195,372)	(4,282,219)
Net assets at beginning of year	10,068,741	12,251,931	50,150,765	54,432,984

Net assets at end of year	$9,239,346	$10,068,741	$47,955,393	$50,150,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FE3 Sub-Account		F17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(8,101)	$(14,853)	$(16,976)	$(9,943)
Net realized gains (losses)	21,856,815	(1,971,940)	16,499	144,387
Net change in unrealized appreciation/(depreciation)	21,073,785	8,831,985	99,624	37,944

Increase (decrease) in net assets from operations	42,922,499	6,845,192	99,147	172,388

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,100,972	1,982,042	224,719	160,934
Transfers between Sub-Accounts (including the Fixed Account), net	(19,471,568)	2,124,500	(82,576)	82,045
Withdrawals, surrenders, annuitizations and contract charges	(25,546,142)	(22,483,371)	(53,027)	(47,130)

Net accumulation activity	(43,916,738)	(18,376,829)	89,116	195,849

Annuitization Activity:
Annuitizations	—	42,829	—	—
Annuity payments and contract charges	(42,648)	(42,545)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	35,226	656	—	—

Net annuitization activity	(7,422)	940	—	—

Net increase (decrease) from contract owner transactions	(43,924,160)	(18,375,889)	89,116	195,849

Total increase (decrease) in net assets	(1,001,661)	(11,530,697)	188,263	368,237
Net assets at beginning of year	140,600,615	152,131,312	2,259,352	1,891,115

Net assets at end of year	$139,598,954	$140,600,615	$2,447,615	$2,259,352

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F18 Sub-Account		F19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$2,566	$2,656	$120,623	$120,326
Net realized gains (losses)	51,222	13,632	392,742	(48,848)
Net change in unrealized appreciation/(depreciation)	113,917	(15,911)	(121,104)	359,466

Increase (decrease) in net assets from operations	167,705	377	392,261	430,944

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	236,799	82,480	635,543	2,152,701
Transfers between Sub-Accounts (including the Fixed Account), net	308,208	138,722	298,480	335,742
Withdrawals, surrenders, annuitizations and contract charges	(69,902)	(79,159)	(803,840)	(814,549)

Net accumulation activity	475,105	142,043	130,183	1,673,894

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	475,105	142,043	130,183	1,673,894

Total increase (decrease) in net assets	642,810	142,420	522,444	2,104,838
Net assets at beginning of year	770,101	627,681	9,878,915	7,774,077

Net assets at end of year	$1,412,911	$770,101	$10,401,359	$9,878,915

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T21 Sub-Account		S23 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(154,984)	$299,283	$(7,342)	$16,852
Net realized gains (losses)	317,954	(82,455)	10,631	(904)
Net change in unrealized appreciation/(depreciation)	4,628,340	583,944	327,290	22,221

Increase (decrease) in net assets from operations	4,791,310	800,772	330,579	38,169

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	242,089	209,491	140,640	79,076
Transfers between Sub-Accounts (including the Fixed Account), net	(2,658,525)	(140,418)	285,437	21,459
Withdrawals, surrenders, annuitizations and contract charges	(2,152,562)	(2,152,163)	(34,038)	(9,241)

Net accumulation activity	(4,568,998)	(2,083,090)	392,039	91,294

Annuitization Activity:
Annuitizations	2,972	3,054	—	—
Annuity payments and contract charges	(6,328)	(3,810)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(4,300)	(985)	—	—

Net annuitization activity	(7,656)	(1,741)	—	—

Net increase (decrease) from contract owner transactions	(4,576,654)	(2,084,831)	392,039	91,294

Total increase (decrease) in net assets	214,656	(1,284,059)	722,618	129,463
Net assets at beginning of year	12,869,747	14,153,806	675,997	546,534

Net assets at end of year	$13,084,403	$12,869,747	$1,398,615	$675,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T20 Sub-Account		FE6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$261,353	$310,056	$49,428	$70,205
Net realized gains (losses)	5,963,754	1,028,003	301,607	(970,424)
Net change in unrealized appreciation/(depreciation)	5,052,008	(2,569,552)	1,278,210	2,157,657

Increase (decrease) in net assets from operations	11,277,115	(1,231,493)	1,629,245	1,257,438

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,089,318	1,459,484	79,472	290,734
Transfers between Sub-Accounts (including the Fixed Account), net	(4,458,985)	3,433,357	(138,114)	(46,431)
Withdrawals, surrenders, annuitizations and contract charges	(7,088,786)	(9,567,464)	(2,656,353)	(2,810,829)

Net accumulation activity	(10,458,453)	(4,674,623)	(2,714,995)	(2,566,526)

Annuitization Activity:
Annuitizations	18,118	21,528	—	—
Annuity payments and contract charges	(39,450)	(64,449)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,039	1,100	—	—

Net annuitization activity	(18,293)	(41,821)	—	—

Net increase (decrease) from contract owner transactions	(10,476,746)	(4,716,444)	(2,714,995)	(2,566,526)

Total increase (decrease) in net assets	800,369	(5,947,937)	(1,085,750)	(1,309,088)
Net assets at beginning of year	46,628,097	52,576,034	16,476,547	17,785,635

Net assets at end of year	$47,428,466	$46,628,097	$15,390,797	$16,476,547

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	S18 Sub-Account		T59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$21,526	$14,125	$(30,774)	$(31,273)
Net realized gains (losses)	137,831	(24,841)	(114,509)	(73,253)
Net change in unrealized appreciation/(depreciation)	222,441	164,126	355,286	(128,577)

Increase (decrease) in net assets from operations	381,798	153,410	210,003	(233,103)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	649,582	928,831	18,115	20,740
Transfers between Sub-Accounts (including the Fixed Account), net	58,320	(24,094)	75,262	258,097
Withdrawals, surrenders, annuitizations and contract charges	(106,566)	(91,417)	(302,387)	(285,956)

Net accumulation activity	601,336	813,320	(209,010)	(7,119)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(235)	(238)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	83	(50)

Net annuitization activity	—	—	(152)	(288)

Net increase (decrease) from contract owner transactions	601,336	813,320	(209,162)	(7,407)

Total increase (decrease) in net assets	983,134	966,730	841	(240,510)
Net assets at beginning of year	2,972,459	2,005,729	1,616,668	1,857,178

Net assets at end of year	$3,955,593	$2,972,459	$1,617,509	$1,616,668

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F56 Sub-Account		F59 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(74,518)	$(75,996)	$1,109,929	$1,270,757
Net realized gains (losses)	1,291,472	336,559	183,872	(406,776)
Net change in unrealized appreciation/(depreciation)	622,265	117,134	2,034,655	1,056,361

Increase (decrease) in net assets from operations	1,839,219	377,697	3,328,456	1,920,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	121,457	156,629	562,749	736,122
Transfers between Sub-Accounts (including the Fixed Account), net	(642,100)	194,126	115,503	(153,984)
Withdrawals, surrenders, annuitizations and contract charges	(1,689,771)	(1,506,574)	(5,524,636)	(5,714,072)

Net accumulation activity	(2,210,414)	(1,155,819)	(4,846,384)	(5,131,934)

Annuitization Activity:
Annuitizations	42,421	—	57,733	57,376
Annuity payments and contract charges	(22,897)	(9,084)	(19,301)	(90,269)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(14,789)	1,008	1,147	(1,323)

Net annuitization activity	4,735	(8,076)	39,579	(34,216)

Net increase (decrease) from contract owner transactions	(2,205,679)	(1,163,895)	(4,806,805)	(5,166,150)

Total increase (decrease) in net assets	(366,460)	(786,198)	(1,478,349)	(3,245,808)
Net assets at beginning of year	9,487,223	10,273,421	33,669,248	36,915,056

Net assets at end of year	$9,120,763	$9,487,223	$32,190,899	$33,669,248

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FF0 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,038,252	$859,336	$285,503	$232,299
Net realized gains (losses)	(21,920)	(64,442)	9,710,412	161,559
Net change in unrealized appreciation/(depreciation)	2,100,081	474,557	(2,456,715)	7,888,292

Increase (decrease) in net assets from operations	3,116,413	1,269,451	7,539,200	8,282,150

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,804,133	7,320,945	478,693	1,194,497
Transfers between Sub-Accounts (including the Fixed Account), net	562,975	727,525	2,722,605	(159,306)
Withdrawals, surrenders, annuitizations and contract charges	(2,095,863)	(1,487,118)	(13,264,756)	(14,465,801)

Net accumulation activity	2,271,245	6,561,352	(10,063,458)	(13,430,610)

Annuitization Activity:
Annuitizations	—	—	26,533	51,451
Annuity payments and contract charges	—	—	(28,299)	(36,144)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(4,213)	1,610

Net annuitization activity	—	—	(5,979)	16,917

Net increase (decrease) from contract owner transactions	2,271,245	6,561,352	(10,069,437)	(13,413,693)

Total increase (decrease) in net assets	5,387,658	7,830,803	(2,530,237)	(5,131,543)
Net assets at beginning of year	26,515,062	18,684,259	84,278,961	89,410,504

Net assets at end of year	$31,902,720	$26,515,062	$81,748,724	$84,278,961

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	FG8 Sub-Account		S21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$10,724	$8,286	$(27,635)	$(11,592)
Net realized gains (losses)	146,462	23,254	508,747	109,624
Net change in unrealized appreciation/(depreciation)	(17,316)	77,762	94,172	317,465

Increase (decrease) in net assets from operations	139,870	109,302	575,284	415,497

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	147,053	172,409	673,928	991,634
Transfers between Sub-Accounts (including the Fixed Account), net	60,798	22,098	228,899	(4,055)
Withdrawals, surrenders, annuitizations and contract charges	(75,435)	(86,160)	(274,249)	(244,886)

Net accumulation activity	132,416	108,347	628,578	742,693

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	132,416	108,347	628,578	742,693

Total increase (decrease) in net assets	272,286	217,649	1,203,862	1,158,190
Net assets at beginning of year	1,294,869	1,077,220	5,289,024	4,130,834

Net assets at end of year	$1,567,155	$1,294,869	$6,492,886	$5,289,024

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F53 Sub-Account		FJ9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(77,110)	$(109,602)	$(9,526)	$(10,358)
Net realized gains (losses)	1,267,695	1,276,846	274,021	39,719
Net change in unrealized appreciation/(depreciation)	(383,035)	278,659	(7,703)	191,637

Increase (decrease) in net assets from operations	807,550	1,445,903	256,792	220,998

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	153,155	251,017	960,729	885,264
Transfers between Sub-Accounts (including the Fixed Account), net	159,678	(339,984)	275,807	41,559
Withdrawals, surrenders, annuitizations and contract charges	(2,323,496)	(2,526,781)	(195,076)	(113,789)

Net accumulation activity	(2,010,663)	(2,615,748)	1,041,460	813,034

Annuitization Activity:
Annuitizations	7,967	—	—	—
Annuity payments and contract charges	(2,653)	(1,788)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	79	96	—	—

Net annuitization activity	5,393	(1,692)	—	—

Net increase (decrease) from contract owner transactions	(2,005,270)	(2,617,440)	1,041,460	813,034

Total increase (decrease) in net assets	(1,197,720)	(1,171,537)	1,298,252	1,034,032
Net assets at beginning of year	14,175,146	15,346,683	3,155,776	2,121,744

Net assets at end of year	$12,977,426	$14,175,146	$4,454,028	$3,155,776

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T28 Sub-Account		FJ0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$191,106	$194,601	$1,281	$1,541
Net realized gains (losses)	(204,186)	(256,720)	(997)	(2,009)
Net change in unrealized appreciation/(depreciation)	335,477	220,952	2,079	1,928

Increase (decrease) in net assets from operations	322,397	158,833	2,363	1,460

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	103,620	195,181	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	271,642	159,329	1,066	1,302
Withdrawals, surrenders, annuitizations and contract charges	(1,065,218)	(1,370,062)	(5,613)	(14,728)

Net accumulation activity	(689,956)	(1,015,552)	(4,547)	(13,426)

Annuitization Activity:
Annuitizations	2,410	69,319	—	—
Annuity payments and contract charges	(9,424)	(21,170)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	218	(844)	—	—

Net annuitization activity	(6,796)	47,305	—	—

Net increase (decrease) from contract owner transactions	(696,752)	(968,247)	(4,547)	(13,426)

Total increase (decrease) in net assets	(374,355)	(809,414)	(2,184)	(11,966)
Net assets at beginning of year	6,344,841	7,154,255	48,351	60,317

Net assets at end of year	$5,970,486	$6,344,841	$46,167	$48,351

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G03 Sub-Account		V35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(23,731)	$(23,105)	$(51,260)	$(30,927)
Net realized gains (losses)	455,164	406,189	681,245	258,909
Net change in unrealized appreciation/(depreciation)	34,587	302,676	(18,644)	557,786

Increase (decrease) in net assets from operations	466,020	685,760	611,341	785,768

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	38,760	41,738	104,698	26,466
Transfers between Sub-Accounts (including the Fixed Account), net	42,989	(28,575)	(110,053)	(129,282)
Withdrawals, surrenders, annuitizations and contract charges	(141,489)	(227,584)	(574,943)	(361,792)

Net accumulation activity	(59,740)	(214,421)	(580,298)	(464,608)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(731)	(644)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	307	241

Net annuitization activity	—	—	(424)	(403)

Net increase (decrease) from contract owner transactions	(59,740)	(214,421)	(580,722)	(465,011)

Total increase (decrease) in net assets	406,280	471,339	30,619	320,757
Net assets at beginning of year	3,199,938	2,728,599	3,371,869	3,051,112

Net assets at end of year	$3,606,218	$3,199,938	$3,402,488	$3,371,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V13 Sub-Account		AB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(42,607)	$(41,497)	$58,687	$48,938
Net realized gains (losses)	3,270,280	3,111,621	(83,854)	(9,931)
Net change in unrealized appreciation/(depreciation)	(1,059,671)	(935,836)	132,793	(24,203)

Increase (decrease) in net assets from operations	2,168,002	2,134,288	107,626	14,804

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	345,103	293,132	255,880	633,399
Transfers between Sub-Accounts (including the Fixed Account), net	(1,058,161)	(31,206)	31,969	164,435
Withdrawals, surrenders, annuitizations and contract charges	(3,036,830)	(3,692,399)	(402,400)	(60,649)

Net accumulation activity	(3,749,888)	(3,430,473)	(114,551)	737,185

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(746)	(26,543)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	306	(810)	—	—

Net annuitization activity	(440)	(27,353)	—	—

Net increase (decrease) from contract owner transactions	(3,750,328)	(3,457,826)	(114,551)	737,185

Total increase (decrease) in net assets	(1,582,326)	(1,323,538)	(6,925)	751,989
Net assets at beginning of year	16,215,671	17,539,209	2,106,986	1,354,997

Net assets at end of year	$14,633,345	$16,215,671	$2,100,061	$2,106,986

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V11 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$632,642	$202,902	$(7,119)	$(1,941)
Net realized gains (losses)	8,190,785	3,271,862	93,746	8,095
Net change in unrealized appreciation/(depreciation)	4,043,770	6,654,145	88,498	(25,197)

Increase (decrease) in net assets from operations	12,867,197	10,128,909	175,125	(19,043)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,833,655	13,105,240	982	53,114
Transfers between Sub-Accounts (including the Fixed Account), net	14,758,055	10,163,656	(44,035)	91,174
Withdrawals, surrenders, annuitizations and contract charges	(12,938,192)	(11,253,928)	(247,766)	(218,929)

Net accumulation activity	8,653,518	12,014,968	(290,819)	(74,641)

Annuitization Activity:
Annuitizations	14,329	18,092	—	—
Annuity payments and contract charges	(62,177)	(42,008)	(324)	(323)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(117,491)	14,515	—	(1)

Net annuitization activity	(165,339)	(9,401)	(324)	(324)

Net increase (decrease) from contract owner transactions	8,488,179	12,005,567	(291,143)	(74,965)

Total increase (decrease) in net assets	21,355,376	22,134,476	(116,018)	(94,008)
Net assets at beginning of year	112,360,638	90,226,162	1,376,388	1,470,396

Net assets at end of year	$133,716,014	$112,360,638	$1,260,370	$1,376,388

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V17 Sub-Account		V19 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(67,294)	$(50,772)	$2,232	$4,922
Net realized gains (losses)	383,806	(133,872)	82,317	27,166
Net change in unrealized appreciation/(depreciation)	(83,977)	986,189	59,413	77,098

Increase (decrease) in net assets from operations	232,535	801,545	143,962	109,186

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,237,320	535,503	27,992	14,406
Transfers between Sub-Accounts (including the Fixed Account), net	(157,091)	372,707	913	(11,632)
Withdrawals, surrenders, annuitizations and contract charges	(255,433)	(107,653)	(92,224)	(30,014)

Net accumulation activity	824,796	800,557	(63,319)	(27,240)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	824,796	800,557	(63,319)	(27,240)

Total increase (decrease) in net assets	1,057,331	1,602,102	80,643	81,946
Net assets at beginning of year	4,927,405	3,325,303	1,051,576	969,630

Net assets at end of year	$5,984,736	$4,927,405	$1,132,219	$1,051,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V20 Sub-Account		MV1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$51,430	$32,178	$826,345	$719,347
Net realized gains (losses)	1,337,413	207,315	4,671,728	57,627
Net change in unrealized appreciation/(depreciation)	354,694	574,519	12,891,063	11,547,016

Increase (decrease) in net assets from operations	1,743,537	814,012	18,389,136	12,323,990

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	549,931	2,342,879	21,364,980	32,791,783
Transfers between Sub-Accounts (including the Fixed Account), net	4,853,091	20,771	8,714,474	3,432,603
Withdrawals, surrenders, annuitizations and contract charges	(456,197)	(339,544)	(7,320,996)	(3,138,774)

Net accumulation activity	4,946,825	2,024,106	22,758,458	33,085,612

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	4,946,825	2,024,106	22,758,458	33,085,612

Total increase (decrease) in net assets	6,690,362	2,838,118	41,147,594	45,409,602
Net assets at beginning of year	10,249,524	7,411,406	125,552,075	80,142,473

Net assets at end of year	$16,939,886	$10,249,524	$166,699,669	$125,552,075

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MV2 Sub-Account		MV3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(73,494)	$(23,806)	$(167,848)	$(108,332)
Net realized gains (losses)	459,919	147,240	1,461,051	(2,427)
Net change in unrealized appreciation/(depreciation)	(1,840)	358,046	1,678,742	2,264,495

Increase (decrease) in net assets from operations	384,585	481,480	2,971,945	2,153,736

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,040,043	1,657,919	3,531,188	2,039,782
Transfers between Sub-Accounts (including the Fixed Account), net	507,228	563,647	848,174	677,731
Withdrawals, surrenders, annuitizations and contract charges	(257,948)	(160,930)	(692,667)	(241,997)

Net accumulation activity	1,289,323	2,060,636	3,686,695	2,475,516

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,289,323	2,060,636	3,686,695	2,475,516

Total increase (decrease) in net assets	1,673,908	2,542,116	6,658,640	4,629,252
Net assets at beginning of year	5,425,622	2,883,506	11,171,524	6,542,272

Net assets at end of year	$7,099,530	$5,425,622	$17,830,164	$11,171,524

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MV4 Sub-Account		J88 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(9,706)	$(4,904)	$480,695	$760,797
Net realized gains (losses)	191,920	68,961	(1,135,502)	(867,024)
Net change in unrealized appreciation/(depreciation)	(82,256)	80,417	2,206,744	114,383

Increase (decrease) in net assets from operations	99,958	144,474	1,551,937	8,156

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	559,354	261,603	343,562	218,932
Transfers between Sub-Accounts (including the Fixed Account), net	96,811	6,261	1,298,238	3,031,099
Withdrawals, surrenders, annuitizations and contract charges	(115,244)	(93,341)	(5,633,973)	(5,035,585)

Net accumulation activity	540,921	174,523	(3,992,173)	(1,785,554)

Annuitization Activity:
Annuitizations	—	—	28,048	—
Annuity payments and contract charges	—	—	(3,147)	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(120)	—

Net annuitization activity	—	—	24,781	—

Net increase (decrease) from contract owner transactions	540,921	174,523	(3,967,392)	(1,785,554)

Total increase (decrease) in net assets	640,879	318,997	(2,415,455)	(1,777,398)
Net assets at beginning of year	1,620,126	1,301,129	30,334,718	32,112,116

Net assets at end of year	$2,261,005	$1,620,126	$27,919,263	$30,334,718

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	J94 Sub-Account		L11 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(196,836)	$(173,396)	$194,351	$324,714
Net realized gains (losses)	1,513,562	1,544,930	2,504,926	482,141
Net change in unrealized appreciation/(depreciation)	385,415	1,218,823	3,604,207	366,826

Increase (decrease) in net assets from operations	1,702,141	2,590,357	6,303,484	1,173,681

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	153,688	199,935	146,422	307,660
Transfers between Sub-Accounts (including the Fixed Account), net	863,304	1,516,550	(3,145,539)	(481,558)
Withdrawals, surrenders, annuitizations and contract charges	(2,927,675)	(2,940,625)	(3,352,591)	(3,166,298)

Net accumulation activity	(1,910,683)	(1,224,140)	(6,351,708)	(3,340,196)

Annuitization Activity:
Annuitizations	—	—	—	13,232
Annuity payments and contract charges	—	—	(2,733)	(7,882)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(7,978)	(2,787)

Net annuitization activity	—	—	(10,711)	2,563

Net increase (decrease) from contract owner transactions	(1,910,683)	(1,224,140)	(6,362,419)	(3,337,633)

Total increase (decrease) in net assets	(208,542)	1,366,217	(58,935)	(2,163,952)
Net assets at beginning of year	13,889,344	12,523,127	18,704,244	20,868,196

Net assets at end of year	$13,680,802	$13,889,344	$18,645,309	$18,704,244

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L42 Sub-Account		L16 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(437)	$(4,776)	$260,450	$234,832
Net realized gains (losses)	11,409	(1,975)	(156,704)	(100,399)
Net change in unrealized appreciation/(depreciation)	57,114	33,818	265,837	123,286

Increase (decrease) in net assets from operations	68,086	27,067	369,583	257,719

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	185,304	20,912	34,706	438,652
Transfers between Sub-Accounts (including the Fixed Account), net	11,093	15,606	121,858	866,455
Withdrawals, surrenders, annuitizations and contract charges	(20,412)	(12,425)	(354,141)	(444,851)

Net accumulation activity	175,985	24,093	(197,577)	860,256

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	175,985	24,093	(197,577)	860,256

Total increase (decrease) in net assets	244,071	51,160	172,006	1,117,975
Net assets at beginning of year	406,220	355,060	5,405,225	4,287,250

Net assets at end of year	$650,291	$406,220	$5,577,231	$5,405,225

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L18 Sub-Account		L17 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(248,944)	$(262,537)	$(286,320)	$(243,753)
Net realized gains (losses)	2,513,948	(2,154,448)	3,452,411	2,394,688
Net change in unrealized appreciation/(depreciation)	(370,050)	6,362,911	(592,991)	1,104,125

Increase (decrease) in net assets from operations	1,894,954	3,945,926	2,573,100	3,255,060

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	182,758	434,516	242,535	305,606
Transfers between Sub-Accounts (including the Fixed Account), net	(247,496)	(2,586,799)	(209,251)	(1,296,316)
Withdrawals, surrenders, annuitizations and contract charges	(1,946,103)	(2,688,177)	(3,094,844)	(3,671,729)

Net accumulation activity	(2,010,841)	(4,840,460)	(3,061,560)	(4,662,439)

Annuitization Activity:
Annuitizations	2,243	26,347	3,672	10,976
Annuity payments and contract charges	(8,639)	(10,341)	(5,168)	(14,199)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	973	(27)	577	(463)

Net annuitization activity	(5,423)	15,979	(919)	(3,686)

Net increase (decrease) from contract owner transactions	(2,016,264)	(4,824,481)	(3,062,479)	(4,666,125)

Total increase (decrease) in net assets	(121,310)	(878,555)	(489,379)	(1,411,065)
Net assets at beginning of year	14,020,270	14,898,825	22,111,126	23,522,191

Net assets at end of year	$13,898,960	$14,020,270	$21,621,747	$22,111,126

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	L19 Sub-Account		M07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$70,044	$63,851	$2,757,380	$2,461,260
Net realized gains (losses)	(27,978)	(7,886)	15,573,180	12,533,202
Net change in unrealized appreciation/(depreciation)	52,749	13,090	1,208,669	(679,751)

Increase (decrease) in net assets from operations	94,815	69,055	19,539,229	14,314,711

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	179,080	171,595	4,183,657	4,850,388
Transfers between Sub-Accounts (including the Fixed Account), net	415,883	143,338	112,982	29,639
Withdrawals, surrenders, annuitizations and contract charges	(419,192)	(90,346)	(31,010,608)	(37,099,952)

Net accumulation activity	175,771	224,587	(26,713,969)	(32,219,925)

Annuitization Activity:
Annuitizations	—	—	405,690	221,756
Annuity payments and contract charges	—	—	(797,016)	(776,364)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(258,241)	68,660

Net annuitization activity	—	—	(649,567)	(485,948)

Net increase (decrease) from contract owner transactions	175,771	224,587	(27,363,536)	(32,705,873)

Total increase (decrease) in net assets	270,586	293,642	(7,824,307)	(18,391,162)
Net assets at beginning of year	1,926,084	1,632,442	216,813,850	235,205,012

Net assets at end of year	$2,196,670	$1,926,084	$208,989,543	$216,813,850

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M35 Sub-Account		M31 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,605,682	$1,295,182	$(2,084,866)	$(2,143,775)
Net realized gains (losses)	13,092,855	10,165,669	35,284,638	22,029,747
Net change in unrealized appreciation/(depreciation)	1,074,770	(184,508)	(18,293,932)	18,299,429

Increase (decrease) in net assets from operations	15,773,307	11,276,343	14,905,840	38,185,401

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,441,627	6,206,186	3,324,389	2,751,982
Transfers between Sub-Accounts (including the Fixed Account), net	(790,784)	(2,026,127)	(1,786,138)	(2,869,516)
Withdrawals, surrenders, annuitizations and contract charges	(31,193,271)	(27,681,257)	(22,941,530)	(21,849,073)

Net accumulation activity	(27,542,428)	(23,501,198)	(21,403,279)	(21,966,607)

Annuitization Activity:
Annuitizations	282,027	264,990	408,820	173,738
Annuity payments and contract charges	(111,563)	(98,594)	(506,539)	(472,768)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(113,087)	111,326	(259,235)	(330,073)

Net annuitization activity	57,377	277,722	(356,954)	(629,103)

Net increase (decrease) from contract owner transactions	(27,485,051)	(23,223,476)	(21,760,233)	(22,595,710)

Total increase (decrease) in net assets	(11,711,744)	(11,947,133)	(6,854,393)	15,589,691
Net assets at beginning of year	187,404,052	199,351,185	152,424,162	136,834,471

Net assets at end of year	$175,692,308	$187,404,052	$145,569,769	$152,424,162

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M80 Sub-Account		M10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(375,440)	$(370,670)	$(1,901)	$(1,748)
Net realized gains (losses)	5,039,095	2,409,985	133,098	16,373
Net change in unrealized appreciation/(depreciation)	(2,303,713)	3,888,973	(94,106)	21,045

Increase (decrease) in net assets from operations	2,359,942	5,928,288	37,091	35,670

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	504,250	1,072,925	—	15,000
Transfers between Sub-Accounts (including the Fixed Account), net	367,749	(1,365,377)	32,297	44,290
Withdrawals, surrenders, annuitizations and contract charges	(2,939,867)	(3,045,683)	(7,335)	(3,666)

Net accumulation activity	(2,067,868)	(3,338,135)	24,962	55,624

Annuitization Activity:
Annuitizations	—	14,462	—	—
Annuity payments and contract charges	(41,632)	(20,896)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,855	51,457	—	—

Net annuitization activity	(39,777)	45,023	—	—

Net increase (decrease) from contract owner transactions	(2,107,645)	(3,293,112)	24,962	55,624

Total increase (decrease) in net assets	252,297	2,635,176	62,053	91,294
Net assets at beginning of year	24,022,161	21,386,985	282,869	191,575

Net assets at end of year	$24,274,458	$24,022,161	$344,922	$282,869

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(245,417)	$(265,674)	$(420,754)	$(419,474)
Net realized gains (losses)	2,423,815	900,435	4,108,655	624,156
Net change in unrealized appreciation/(depreciation)	(1,758,648)	1,626,033	(3,076,068)	3,045,718

Increase (decrease) in net assets from operations	419,750	2,260,794	611,833	3,250,400

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	397,795	551,891	1,233,710	2,511,281
Transfers between Sub-Accounts (including the Fixed Account), net	(50,729)	350,759	1,805,854	(840,901)
Withdrawals, surrenders, annuitizations and contract charges	(2,476,005)	(3,828,544)	(3,001,528)	(3,366,537)

Net accumulation activity	(2,128,939)	(2,925,894)	38,036	(1,696,157)

Annuitization Activity:
Annuitizations	81,284	22,641	—	29,517
Annuity payments and contract charges	(74,435)	(32,912)	(7,031)	(10,968)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	2,995	5,971	(12,464)	(10,174)

Net annuitization activity	9,844	(4,300)	(19,495)	8,375

Net increase (decrease) from contract owner transactions	(2,119,095)	(2,930,194)	18,541	(1,687,782)

Total increase (decrease) in net assets	(1,699,345)	(669,400)	630,374	1,562,618
Net assets at beginning of year	17,632,962	18,302,362	26,912,173	25,349,555

Net assets at end of year	$15,933,617	$17,632,962	$27,542,547	$26,912,173

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(443,235)	$(490,962)	$(424,952)	$(467,592)
Net realized gains (losses)	(2,154,215)	(3,234,217)	(2,269,620)	(6,085,726)
Net change in unrealized appreciation/(depreciation)	5,907,679	5,474,638	5,505,829	8,041,093

Increase (decrease) in net assets from operations	3,310,229	1,749,459	2,811,257	1,487,775

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	806,962	934,812	631,639	655,764
Transfers between Sub-Accounts (including the Fixed Account), net	(295,723)	(95,779)	(283,610)	(437,353)
Withdrawals, surrenders, annuitizations and contract charges	(5,058,821)	(6,481,052)	(3,551,550)	(5,063,800)

Net accumulation activity	(4,547,582)	(5,642,019)	(3,203,521)	(4,845,389)

Annuitization Activity:
Annuitizations	47,505	188,276	4,758	20,842
Annuity payments and contract charges	(63,283)	(50,640)	(11,475)	(23,716)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,108	10,792	865	(623)

Net annuitization activity	(14,670)	148,428	(5,852)	(3,497)

Net increase (decrease) from contract owner transactions	(4,562,252)	(5,493,591)	(3,209,373)	(4,848,886)

Total increase (decrease) in net assets	(1,252,023)	(3,744,132)	(398,116)	(3,361,111)
Net assets at beginning of year	31,771,382	35,515,514	26,697,088	30,058,199

Net assets at end of year	$30,519,359	$31,771,382	$26,298,972	$26,697,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M89 Sub-Account		M82 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$6,617,151	$6,802,983	$(1,256,005)	$(1,148,047)
Net realized gains (losses)	(6,205,280)	(7,028,739)	22,874,007	9,159,284
Net change in unrealized appreciation/(depreciation)	12,635,380	2,358,869	(12,962,648)	5,624,261

Increase (decrease) in net assets from operations	13,047,251	2,133,113	8,655,354	13,635,498

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,874,131	2,461,665	518,937	974,730
Transfers between Sub-Accounts (including the Fixed Account), net	13,670,751	12,711,305	2,326,308	(4,997,883)
Withdrawals, surrenders, annuitizations and contract charges	(46,715,965)	(45,577,105)	(12,349,069)	(12,826,543)

Net accumulation activity	(30,171,083)	(30,404,135)	(9,503,824)	(16,849,696)

Annuitization Activity:
Annuitizations	90,270	179,246	—	36,740
Annuity payments and contract charges	(68,642)	(232,967)	(25,802)	(39,525)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(13,601)	(3,446)	(15,227)	3,178

Net annuitization activity	8,027	(57,167)	(41,029)	393

Net increase (decrease) from contract owner transactions	(30,163,056)	(30,461,302)	(9,544,853)	(16,849,303)

Total increase (decrease) in net assets	(17,115,805)	(28,328,189)	(889,499)	(3,213,805)
Net assets at beginning of year	262,488,302	290,816,491	83,081,644	86,295,449

Net assets at end of year	$245,372,497	$262,488,302	$82,192,145	$83,081,644

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$912,268	$565,037	$361,771	$150,975
Net realized gains (losses)	3,327,751	4,186,806	1,411,195	1,894,443
Net change in unrealized appreciation/(depreciation)	3,678,712	1,641,678	2,210,737	1,191,290

Increase (decrease) in net assets from operations	7,918,731	6,393,521	3,983,703	3,236,708

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,886,066	1,809,771	849,466	1,258,049
Transfers between Sub-Accounts (including the Fixed Account), net	(679,101)	(498,601)	(81,924)	(53,658)
Withdrawals, surrenders, annuitizations and contract charges	(9,674,593)	(11,418,159)	(5,181,499)	(5,780,723)

Net accumulation activity	(8,467,628)	(10,106,989)	(4,413,957)	(4,576,332)

Annuitization Activity:
Annuitizations	331,913	158,708	11,000	23,517
Annuity payments and contract charges	(668,619)	(436,361)	(15,913)	(13,891)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(166,776)	(23,163)	7,411	92,645

Net annuitization activity	(503,482)	(300,816)	2,498	102,271

Net increase (decrease) from contract owner transactions	(8,971,110)	(10,407,805)	(4,411,459)	(4,474,061)

Total increase (decrease) in net assets	(1,052,379)	(4,014,284)	(427,756)	(1,237,353)
Net assets at beginning of year	63,421,711	67,435,995	32,605,293	33,842,646

Net assets at end of year	$62,369,332	$63,421,711	$32,177,537	$32,605,293

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$7,640	$47,785	$(192,801)	$(176,112)
Net realized gains (losses)	14,964,959	16,063,234	7,607,865	7,802,202
Net change in unrealized appreciation/(depreciation)	1,079,548	(611,200)	121,879	(421,308)

Increase (decrease) in net assets from operations	16,052,147	15,499,819	7,536,943	7,204,782

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,476,614	3,960,871	1,049,364	921,972
Transfers between Sub-Accounts (including the Fixed Account), net	(113,882)	(1,201,347)	13,829	(1,341,689)
Withdrawals, surrenders, annuitizations and contract charges	(25,129,912)	(26,561,204)	(10,473,955)	(10,214,559)

Net accumulation activity	(20,767,180)	(23,801,680)	(9,410,762)	(10,634,276)

Annuitization Activity:
Annuitizations	240,370	181,587	23,294	116,798
Annuity payments and contract charges	(291,588)	(282,032)	(48,771)	(40,875)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(67,018)	(883)	(40,593)	8,094

Net annuitization activity	(118,236)	(101,328)	(66,070)	84,017

Net increase (decrease) from contract owner transactions	(20,885,416)	(23,903,008)	(9,476,832)	(10,550,259)

Total increase (decrease) in net assets	(4,833,269)	(8,403,189)	(1,939,889)	(3,345,477)
Net assets at beginning of year	153,940,769	162,343,958	73,802,727	77,148,204

Net assets at end of year	$149,107,500	$153,940,769	$71,862,838	$73,802,727

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(884,692)	$(989,590)	$(367,985)	$(400,092)
Net realized gains (losses)	47,978,543	26,453,054	8,457,997	5,622,909
Net change in unrealized appreciation/(depreciation)	(16,827,811)	23,680,142	(2,863,265)	3,804,649

Increase (decrease) in net assets from operations	30,266,040	49,143,606	5,226,747	9,027,466

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,484,094	6,971,758	1,386,038	1,615,518
Transfers between Sub-Accounts (including the Fixed Account), net	(2,736,112)	(3,448,669)	(121,228)	(4,158,330)
Withdrawals, surrenders, annuitizations and contract charges	(39,682,641)	(40,247,461)	(7,417,478)	(7,830,638)

Net accumulation activity	(35,934,659)	(36,724,372)	(6,152,668)	(10,373,450)

Annuitization Activity:
Annuitizations	859,934	609,482	17,151	42,002
Annuity payments and contract charges	(942,308)	(951,464)	(41,374)	(65,421)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(250,735)	(157,900)	7,958	48,484

Net annuitization activity	(333,109)	(499,882)	(16,265)	25,065

Net increase (decrease) from contract owner transactions	(36,267,768)	(37,224,254)	(6,168,933)	(10,348,385)

Total increase (decrease) in net assets	(6,001,728)	11,919,352	(942,186)	(1,320,919)
Net assets at beginning of year	230,735,836	218,816,484	40,798,023	42,118,942

Net assets at end of year	$224,734,108	$230,735,836	$39,855,837	$40,798,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$915,147	$680,680	$2,133,208	$1,609,597
Net realized gains (losses)	(924,676)	(1,270,305)	(3,610,203)	(3,158,664)
Net change in unrealized appreciation/(depreciation)	1,545,440	1,021,782	5,312,861	2,409,365

Increase (decrease) in net assets from operations	1,535,911	432,157	3,835,866	860,298

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	410,178	760,651	885,465	502,001
Transfers between Sub-Accounts (including the Fixed Account), net	1,172,348	331,341	3,253,025	3,406,567
Withdrawals, surrenders, annuitizations and contract charges	(3,987,143)	(5,158,792)	(12,746,890)	(11,542,747)

Net accumulation activity	(2,404,617)	(4,066,800)	(8,608,400)	(7,634,179)

Annuitization Activity:
Annuitizations	94,346	9,826	1,306	40,686
Annuity payments and contract charges	(30,116)	(48,396)	(17,595)	(29,465)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(29,978)	(298)	(12,813)	1,898

Net annuitization activity	34,252	(38,868)	(29,102)	13,119

Net increase (decrease) from contract owner transactions	(2,370,365)	(4,105,668)	(8,637,502)	(7,621,060)

Total increase (decrease) in net assets	(834,454)	(3,673,511)	(4,801,636)	(6,760,762)
Net assets at beginning of year	26,400,797	30,074,308	72,752,397	79,513,159

Net assets at end of year	$25,566,343	$26,400,797	$67,950,761	$72,752,397

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC2 Sub-Account		MC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(853,756)	$(772,413)	$(600,097)	$(557,708)
Net realized gains (losses)	12,857,383	7,459,671	7,077,818	4,292,401
Net change in unrealized appreciation/(depreciation)	(3,166,930)	8,414,660	(1,853,301)	4,302,770

Increase (decrease) in net assets from operations	8,836,697	15,101,918	4,624,420	8,037,463

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,184,722	1,280,868	667,063	841,859
Transfers between Sub-Accounts (including the Fixed Account), net	(1,178,100)	(1,273,100)	242,380	(1,702,534)
Withdrawals, surrenders, annuitizations and contract charges	(13,962,481)	(12,773,329)	(7,712,635)	(7,148,889)

Net accumulation activity	(12,955,859)	(12,765,561)	(6,803,192)	(8,009,564)

Annuitization Activity:
Annuitizations	360,568	241,705	3,913	—
Annuity payments and contract charges	(350,666)	(258,535)	(8,959)	(34,625)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(65,524)	212	(891)	(9,456)

Net annuitization activity	(55,622)	(16,618)	(5,937)	(44,081)

Net increase (decrease) from contract owner transactions	(13,011,481)	(12,782,179)	(6,809,129)	(8,053,645)

Total increase (decrease) in net assets	(4,174,784)	2,319,739	(2,184,709)	(16,182)
Net assets at beginning of year	89,444,432	87,124,693	46,610,226	46,626,408

Net assets at end of year	$85,269,648	$89,444,432	$44,425,517	$46,610,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC3 Sub-Account		MA1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$62,250	$81,722	$21,471	$52,585
Net realized gains (losses)	104,056	(58,059)	281,355	(118,750)
Net change in unrealized appreciation/(depreciation)	2,413,446	898,406	2,332,546	990,913

Increase (decrease) in net assets from operations	2,579,752	922,069	2,635,372	924,748

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	70,360	208,600	15,616	68,007
Transfers between Sub-Accounts (including the Fixed Account), net	(357,869)	(314,686)	(1,142,065)	(538,136)
Withdrawals, surrenders, annuitizations and contract charges	(1,084,789)	(1,945,096)	(1,379,464)	(1,500,577)

Net accumulation activity	(1,372,298)	(2,051,182)	(2,505,913)	(1,970,706)

Annuitization Activity:
Annuitizations	26,349	85,000	—	—
Annuity payments and contract charges	(34,088)	(12,537)	(512)	(448)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,755	632	138	64

Net annuitization activity	(5,984)	73,095	(374)	(384)

Net increase (decrease) from contract owner transactions	(1,378,282)	(1,978,087)	(2,506,287)	(1,971,090)

Total increase (decrease) in net assets	1,201,470	(1,056,018)	129,085	(1,046,342)
Net assets at beginning of year	8,713,170	9,769,188	9,507,534	10,553,876

Net assets at end of year	$9,914,640	$8,713,170	$9,636,619	$9,507,534

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC4 Sub-Account		MC5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$11,346	$(63,954)	$(905)	$(8,816)
Net realized gains (losses)	(159,320)	(212,025)	(16,918)	(11,540)
Net change in unrealized appreciation/(depreciation)	343,198	507	42,027	(10,515)

Increase (decrease) in net assets from operations	195,224	(275,472)	24,204	(30,871)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	93,350	57,204	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	61,929	210,511	22,058	104,075
Withdrawals, surrenders, annuitizations and contract charges	(654,946)	(786,425)	(60,977)	(29,351)

Net accumulation activity	(499,667)	(518,710)	(38,919)	74,724

Annuitization Activity:
Annuitizations	33,269	—	—	—
Annuity payments and contract charges	(9,766)	(5,831)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,765)	(1,314)	—	—

Net annuitization activity	21,738	(7,145)	—	—

Net increase (decrease) from contract owner transactions	(477,929)	(525,855)	(38,919)	74,724

Total increase (decrease) in net assets	(282,705)	(801,327)	(14,715)	43,853
Net assets at beginning of year	4,083,436	4,884,763	535,394	491,541

Net assets at end of year	$3,800,731	$4,083,436	$520,679	$535,394

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC6 Sub-Account		MC7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(384,805)	$(418,061)	$(116,921)	$(106,440)
Net realized gains (losses)	4,733,573	4,139,392	1,150,016	677,669
Net change in unrealized appreciation/(depreciation)	(2,205,635)	(209,461)	(452,006)	208,821

Increase (decrease) in net assets from operations	2,143,133	3,511,870	581,089	780,050

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	586,338	570,658	802,052	407,187
Transfers between Sub-Accounts (including the Fixed Account), net	199,508	(42,735)	228,191	209,581
Withdrawals, surrenders, annuitizations and contract charges	(4,650,620)	(5,417,208)	(499,263)	(461,492)

Net accumulation activity	(3,864,774)	(4,889,285)	530,980	155,276

Annuitization Activity:
Annuitizations	149,909	25,606	—	—
Annuity payments and contract charges	(178,498)	(55,241)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(114,882)	(9,793)	(239)	(4,025)

Net annuitization activity	(143,471)	(39,428)	(239)	(4,025)

Net increase (decrease) from contract owner transactions	(4,008,245)	(4,928,713)	530,741	151,251

Total increase (decrease) in net assets	(1,865,112)	(1,416,843)	1,111,830	931,301
Net assets at beginning of year	37,105,916	38,522,759	9,383,680	8,452,379

Net assets at end of year	$35,240,804	$37,105,916	$10,495,510	$9,383,680

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MC8 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(300,631)	$(242,995)	$(28,209)	$(25,392)
Net realized gains (losses)	11,002,665	7,509,399	502,137	308,004
Net change in unrealized appreciation/(depreciation)	(2,070,595)	1,177,436	(33,927)	130,858

Increase (decrease) in net assets from operations	8,631,439	8,443,840	440,001	413,470

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,085,968	1,174,264	15,848	54,753
Transfers between Sub-Accounts (including the Fixed Account), net	(688,818)	(583,359)	(40,918)	(108,608)
Withdrawals, surrenders, annuitizations and contract charges	(11,702,537)	(10,257,518)	(417,749)	(418,540)

Net accumulation activity	(10,305,387)	(9,666,613)	(442,819)	(472,395)

Annuitization Activity:
Annuitizations	201,165	82,771	68,413	—
Annuity payments and contract charges	(274,906)	(265,858)	(11,828)	(18,462)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(67,006)	(150,736)	(2,781)	(1,507)

Net annuitization activity	(140,747)	(333,823)	53,804	(19,969)

Net increase (decrease) from contract owner transactions	(10,446,134)	(10,000,436)	(389,015)	(492,364)

Total increase (decrease) in net assets	(1,814,695)	(1,556,596)	50,986	(78,894)
Net assets at beginning of year	64,635,980	66,192,576	3,205,773	3,284,667

Net assets at end of year	$62,821,285	$64,635,980	$3,256,759	$3,205,773

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD0 Sub-Account		M92 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,027,269	$(171,063)	$12,599,018	$(3,367,162)
Net realized gains (losses)	887,361	(464,071)	11,460,298	(4,469,749)
Net change in unrealized appreciation/(depreciation)	1,057,133	1,577,842	12,909,695	17,838,910

Increase (decrease) in net assets from operations	2,971,763	942,708	36,969,011	10,001,999

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	732,527	974,133	2,518,352	3,827,233
Transfers between Sub-Accounts (including the Fixed Account), net	549,867	(674,335)	(813,594)	1,072,137
Withdrawals, surrenders, annuitizations and contract charges	(4,209,113)	(5,411,710)	(50,635,855)	(49,541,887)

Net accumulation activity	(2,926,719)	(5,111,912)	(48,931,097)	(44,642,517)

Annuitization Activity:
Annuitizations	202,655	49,854	35,474	49,235
Annuity payments and contract charges	(44,066)	(39,483)	(46,721)	(55,563)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(20,871)	2,353	14,848	4,771

Net annuitization activity	137,718	12,724	3,601	(1,557)

Net increase (decrease) from contract owner transactions	(2,789,001)	(5,099,188)	(48,927,496)	(44,644,074)

Total increase (decrease) in net assets	182,762	(4,156,480)	(11,958,485)	(34,642,075)
Net assets at beginning of year	23,117,146	27,273,626	295,937,578	330,579,653

Net assets at end of year	$23,299,908	$23,117,146	$283,979,093	$295,937,578

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,079,762	$910,894	$2,195,691	$1,669,433
Net realized gains (losses)	(1,381,779)	(1,351,553)	(3,137,634)	(2,639,608)
Net change in unrealized appreciation/(depreciation)	2,406,440	153,255	5,385,443	(49,397)

Increase (decrease) in net assets from operations	2,104,423	(287,404)	4,443,500	(1,019,572)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,507,814	2,424,837	1,494,695	1,948,725
Transfers between Sub-Accounts (including the Fixed Account), net	244,355	3,319,489	5,247,756	10,838,897
Withdrawals, surrenders, annuitizations and contract charges	(9,075,906)	(9,581,238)	(15,546,477)	(15,951,570)

Net accumulation activity	(7,323,737)	(3,836,912)	(8,804,026)	(3,163,948)

Annuitization Activity:
Annuitizations	224,636	137,813	26,042	44,046
Annuity payments and contract charges	(129,289)	(80,001)	(49,597)	(63,643)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	4,327	341	591	(6,440)

Net annuitization activity	99,674	58,153	(22,964)	(26,037)

Net increase (decrease) from contract owner transactions	(7,224,063)	(3,778,759)	(8,826,990)	(3,189,985)

Total increase (decrease) in net assets	(5,119,640)	(4,066,163)	(4,383,490)	(4,209,557)
Net assets at beginning of year	42,096,261	46,162,424	95,156,533	99,366,090

Net assets at end of year	$36,976,621	$42,096,261	$90,773,043	$95,156,533

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$1,330,343	$1,278,032	$943,812	$912,423
Net realized gains (losses)	(515,909)	(708,707)	(410,734)	(466,874)
Net change in unrealized appreciation/(depreciation)	936,506	882,379	731,291	545,231

Increase (decrease) in net assets from operations	1,750,940	1,451,704	1,264,369	990,780

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	548,667	1,181,798	435,875	344,962
Transfers between Sub-Accounts (including the Fixed Account), net	139,381	414,488	481,128	527,874
Withdrawals, surrenders, annuitizations and contract charges	(4,940,644)	(5,852,857)	(3,305,296)	(3,181,573)

Net accumulation activity	(4,252,596)	(4,256,571)	(2,388,293)	(2,308,737)

Annuitization Activity:
Annuitizations	152,695	35,145	7,480	21,874
Annuity payments and contract charges	(81,133)	(72,959)	(32,043)	(21,102)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(2,035)	(44,141)	(16)	(4,637)

Net annuitization activity	69,527	(81,955)	(24,579)	(3,865)

Net increase (decrease) from contract owner transactions	(4,183,069)	(4,338,526)	(2,412,872)	(2,312,602)

Total increase (decrease) in net assets	(2,432,129)	(2,886,822)	(1,148,503)	(1,321,822)
Net assets at beginning of year	26,575,915	29,462,737	20,783,554	22,105,376

Net assets at end of year	$24,143,786	$26,575,915	$19,635,051	$20,783,554

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(143,332)	$(127,346)	$(92,098)	$(90,828)
Net realized gains (losses)	2,425,616	690,006	943,806	446,553
Net change in unrealized appreciation/(depreciation)	2,263,882	1,328,512	802,664	390,869

Increase (decrease) in net assets from operations	4,546,166	1,891,172	1,654,372	746,594

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	735,181	1,196,441	127,014	162,820
Transfers between Sub-Accounts (including the Fixed Account), net	(536,437)	11,527	(249,609)	(261,212)
Withdrawals, surrenders, annuitizations and contract charges	(4,204,333)	(4,943,478)	(1,786,116)	(1,757,435)

Net accumulation activity	(4,005,589)	(3,735,510)	(1,908,711)	(1,855,827)

Annuitization Activity:
Annuitizations	124,684	31,685	—	14,585
Annuity payments and contract charges	(59,884)	(42,959)	(2,460)	(21,674)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	5,066	4,423	(15,906)	(14,847)

Net annuitization activity	69,866	(6,851)	(18,366)	(21,936)

Net increase (decrease) from contract owner transactions	(3,935,723)	(3,742,361)	(1,927,077)	(1,877,763)

Total increase (decrease) in net assets	610,443	(1,851,189)	(272,705)	(1,131,169)
Net assets at beginning of year	24,800,960	26,652,149	9,746,826	10,877,995

Net assets at end of year	$25,411,403	$24,800,960	$9,474,121	$9,746,826

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M98 Sub-Account		M93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$27,916	$(29,565)	$(208,672)	$(321,132)
Net realized gains (losses)	2,842,851	2,699,705	5,868,916	4,368,343
Net change in unrealized appreciation/(depreciation)	4,404,209	(999,769)	8,140,733	(1,183,789)

Increase (decrease) in net assets from operations	7,274,976	1,670,371	13,800,977	2,863,422

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	490,837	864,374	1,088,411	935,686
Transfers between Sub-Accounts (including the Fixed Account), net	(630,540)	(914,257)	(6,680,814)	439,030
Withdrawals, surrenders, annuitizations and contract charges	(3,733,491)	(5,004,223)	(8,398,336)	(8,595,773)

Net accumulation activity	(3,873,194)	(5,054,106)	(13,990,739)	(7,221,057)

Annuitization Activity:
Annuitizations	26,429	—	17,704	14,316
Annuity payments and contract charges	(47,387)	(52,681)	(51,501)	(38,115)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	5,200	513	(15,098)	(15,307)

Net annuitization activity	(15,758)	(52,168)	(48,895)	(39,106)

Net increase (decrease) from contract owner transactions	(3,888,952)	(5,106,274)	(14,039,634)	(7,260,163)

Total increase (decrease) in net assets	3,386,024	(3,435,903)	(238,657)	(4,396,741)
Net assets at beginning of year	24,865,012	28,300,915	50,910,905	55,307,646

Net assets at end of year	$28,251,036	$24,865,012	$50,672,248	$50,910,905

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD6 Sub-Account		MB3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,117,790)	$(3,138,013)	$(445,677)	$(441,504)
Net realized gains (losses)	49,360,065	40,415,634	4,583,863	3,581,248
Net change in unrealized appreciation/(depreciation)	(24,540,048)	2,666,385	(2,127,864)	665,776

Increase (decrease) in net assets from operations	21,702,227	39,944,006	2,010,322	3,805,520

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,906,897	6,368,291	781,022	376,068
Transfers between Sub-Accounts (including the Fixed Account), net	(2,051,262)	(2,065,353)	187,229	(558,256)
Withdrawals, surrenders, annuitizations and contract charges	(42,895,099)	(43,725,334)	(4,478,899)	(3,202,502)

Net accumulation activity	(38,039,464)	(39,422,396)	(3,510,648)	(3,384,690)

Annuitization Activity:
Annuitizations	973,985	846,812	2,553	21,548
Annuity payments and contract charges	(1,572,617)	(1,069,048)	(8,991)	(19,898)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,098,573	(147,313)	(1,193)	(13,118)

Net annuitization activity	499,941	(369,549)	(7,631)	(11,468)

Net increase (decrease) from contract owner transactions	(37,539,523)	(39,791,945)	(3,518,279)	(3,396,158)

Total increase (decrease) in net assets	(15,837,296)	152,061	(1,507,957)	409,362
Net assets at beginning of year	287,764,416	287,612,355	28,592,375	28,183,013

Net assets at end of year	$271,927,120	$287,764,416	$27,084,418	$28,592,375

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD8 Sub-Account		MD9 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$788,183	$1,149,836	$1,871,800	$2,952,818
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	—	—	—	—

Increase (decrease) in net assets from operations	788,183	1,149,836	1,871,800	2,952,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,463,509	5,960,012	7,184,538	1,882,617
Transfers between Sub-Accounts (including the Fixed Account), net	7,272,633	5,190,047	2,730,071	11,966,708
Withdrawals, surrenders, annuitizations and contract charges	(12,205,914)	(13,178,692)	(21,595,063)	(22,072,727)

Net accumulation activity	(2,469,772)	(2,028,633)	(11,680,454)	(8,223,402)

Annuitization Activity:
Annuitizations	1,370	228,726	15,793	82,821
Annuity payments and contract charges	(293,304)	(108,846)	(47,557)	(51,529)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	188,098	(148,428)	85	(9,275)

Net annuitization activity	(103,836)	(28,548)	(31,679)	22,017

Net increase (decrease) from contract owner transactions	(2,573,608)	(2,057,181)	(11,712,133)	(8,201,385)

Total increase (decrease) in net assets	(1,785,425)	(907,345)	(9,840,333)	(5,248,567)
Net assets at beginning of year	34,129,209	35,036,554	93,391,934	98,640,501

Net assets at end of year	$32,343,784	$34,129,209	$83,551,601	$93,391,934

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME2 Sub-Account		ME3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(2,383)	$23,215	$(115,050)	$(83,185)
Net realized gains (losses)	848,297	340,806	1,060,626	682,214
Net change in unrealized appreciation/(depreciation)	1,721,420	(78,264)	3,499,291	(240,421)

Increase (decrease) in net assets from operations	2,567,334	285,757	4,444,867	358,608

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	839,299	164,780	354,577	753,323
Transfers between Sub-Accounts (including the Fixed Account), net	(432,417)	373,038	(1,000,357)	1,106,205
Withdrawals, surrenders, annuitizations and contract charges	(3,405,434)	(2,144,380)	(3,402,872)	(4,770,517)

Net accumulation activity	(2,998,552)	(1,606,562)	(4,048,652)	(2,910,989)

Annuitization Activity:
Annuitizations	25,658	101,909	6,381	2,671
Annuity payments and contract charges	(40,205)	(20,632)	(17,536)	(19,848)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	381	159	(10,715)	3,190

Net annuitization activity	(14,166)	81,436	(21,870)	(13,987)

Net increase (decrease) from contract owner transactions	(3,012,718)	(1,525,126)	(4,070,522)	(2,924,976)

Total increase (decrease) in net assets	(445,384)	(1,239,369)	374,345	(2,566,368)
Net assets at beginning of year	13,643,001	14,882,370	24,533,761	27,100,129

Net assets at end of year	$13,197,617	$13,643,001	$24,908,106	$24,533,761

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA5 Sub-Account		MA7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$476,685	$417,986	$47,067	$48,738
Net realized gains (losses)	(416,183)	(567,262)	(67,420)	(45,984)
Net change in unrealized appreciation/(depreciation)	883,062	468,659	125,497	25,422

Increase (decrease) in net assets from operations	943,564	319,383	105,144	28,176

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	593,372	317,181	88,291	15,746
Transfers between Sub-Accounts (including the Fixed Account), net	1,194,266	1,043,916	30,441	23,178
Withdrawals, surrenders, annuitizations and contract charges	(2,469,650)	(2,951,990)	(440,404)	(231,521)

Net accumulation activity	(682,012)	(1,590,893)	(321,672)	(192,597)

Annuitization Activity:
Annuitizations	106,854	33,192	—	—
Annuity payments and contract charges	(17,016)	(29,769)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(19,971)	(28,914)	(272)	(164)

Net annuitization activity	69,867	(25,491)	(272)	(164)

Net increase (decrease) from contract owner transactions	(612,145)	(1,616,384)	(321,944)	(192,761)

Total increase (decrease) in net assets	331,419	(1,297,001)	(216,800)	(164,585)
Net assets at beginning of year	16,593,354	17,890,355	2,103,698	2,268,283

Net assets at end of year	$16,924,773	$16,593,354	$1,886,898	$2,103,698

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME4 Sub-Account		MA2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(309,409)	$(300,826)	$(254,594)	$(203,840)
Net realized gains (losses)	4,592,931	1,910,814	3,656,142	644,574
Net change in unrealized appreciation/(depreciation)	(1,244,289)	4,376,945	(309,216)	4,282,292

Increase (decrease) in net assets from operations	3,039,233	5,986,933	3,092,332	4,723,026

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	163,089	245,437	1,674,546	3,063,947
Transfers between Sub-Accounts (including the Fixed Account), net	(219,551)	507,957	130,105	(812,579)
Withdrawals, surrenders, annuitizations and contract charges	(2,561,343)	(2,564,042)	(1,392,424)	(1,263,479)

Net accumulation activity	(2,617,805)	(1,810,648)	412,227	987,889

Annuitization Activity:
Annuitizations	36,978	122,726	—	—
Annuity payments and contract charges	(54,522)	(26,734)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	12,443	24,650	—	—

Net annuitization activity	(5,101)	120,642	—	—

Net increase (decrease) from contract owner transactions	(2,622,906)	(1,690,006)	412,227	987,889

Total increase (decrease) in net assets	416,327	4,296,927	3,504,559	5,710,915
Net assets at beginning of year	22,130,031	17,833,104	19,085,832	13,374,917

Net assets at end of year	$22,546,358	$22,130,031	$22,590,391	$19,085,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF3 Sub-Account		MF5 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(322,302)	$(359,882)	$2,050,896	$44,888
Net realized gains (losses)	4,632,189	1,234,861	2,694,158	(6,316,842)
Net change in unrealized appreciation/(depreciation)	(2,482,730)	552,993	12,351,389	16,365,821

Increase (decrease) in net assets from operations	1,827,157	1,427,972	17,096,443	10,093,867

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	691,814	1,058,431	3,475,092	4,969,654
Transfers between Sub-Accounts (including the Fixed Account), net	2,848,428	48,833	1,144,867	1,856,472
Withdrawals, surrenders, annuitizations and contract charges	(5,535,888)	(5,875,805)	(43,131,317)	(46,450,863)

Net accumulation activity	(1,995,646)	(4,768,541)	(38,511,358)	(39,624,737)

Annuitization Activity:
Annuitizations	6,053	43,623	377,300	75,829
Annuity payments and contract charges	(38,603)	(13,373)	(120,982)	(250,158)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(24,077)	(21,068)	(34,763)	18,029

Net annuitization activity	(56,627)	9,182	221,555	(156,300)

Net increase (decrease) from contract owner transactions	(2,052,273)	(4,759,359)	(38,289,803)	(39,781,037)

Total increase (decrease) in net assets	(225,116)	(3,331,387)	(21,193,360)	(29,687,170)
Net assets at beginning of year	38,564,368	41,895,755	233,799,067	263,486,237

Net assets at end of year	$38,339,252	$38,564,368	$212,605,707	$233,799,067

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF6 Sub-Account		MF7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(1,239)	$4,499	$(177,479)	$(53,124)
Net realized gains (losses)	(18,389)	(19,212)	(283,170)	(73,648)
Net change in unrealized appreciation/(depreciation)	34,929	(23,733)	935,997	(1,215,040)

Increase (decrease) in net assets from operations	15,301	(38,446)	475,348	(1,341,812)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,034	69,216	717,643	716,991
Transfers between Sub-Accounts (including the Fixed Account), net	39,028	34,075	3,477,838	2,375,956
Withdrawals, surrenders, annuitizations and contract charges	(147,847)	(227,614)	(5,278,593)	(5,451,414)

Net accumulation activity	(105,785)	(124,323)	(1,083,112)	(2,358,467)

Annuitization Activity:
Annuitizations	—	—	5,505	24,254
Annuity payments and contract charges	—	—	(12,024)	(17,251)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(134)	(17)	(8,381)	(7,259)

Net annuitization activity	(134)	(17)	(14,900)	(256)

Net increase (decrease) from contract owner transactions	(105,919)	(124,340)	(1,098,012)	(2,358,723)

Total increase (decrease) in net assets	(90,618)	(162,786)	(622,664)	(3,700,535)
Net assets at beginning of year	960,815	1,123,601	33,199,967	36,900,502

Net assets at end of year	$870,197	$960,815	$32,577,303	$33,199,967

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF9 Sub-Account		MG1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(887,414)	$(1,736,887)	$981,017	$1,180,355
Net realized gains (losses)	6,351,060	1,211,031	(4,399,605)	(3,773,576)
Net change in unrealized appreciation/(depreciation)	15,875,491	20,013,616	7,551,591	(1,510,535)

Increase (decrease) in net assets from operations	21,339,137	19,487,760	4,133,003	(4,103,756)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,599,212	2,036,706	622,280	552,260
Transfers between Sub-Accounts (including the Fixed Account), net	(30,246)	(633,216)	2,499,619	5,976,532
Withdrawals, surrenders, annuitizations and contract charges	(33,074,145)	(38,593,625)	(11,582,500)	(11,241,552)

Net accumulation activity	(30,505,179)	(37,190,135)	(8,460,601)	(4,712,760)

Annuitization Activity:
Annuitizations	—	153,021	38,686	30,532
Annuity payments and contract charges	(68,416)	(44,226)	(9,190)	(19,948)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	69,118	4,215	(22,163)	(180)

Net annuitization activity	702	113,010	7,333	10,404

Net increase (decrease) from contract owner transactions	(30,504,477)	(37,077,125)	(8,453,268)	(4,702,356)

Total increase (decrease) in net assets	(9,165,340)	(17,589,365)	(4,320,265)	(8,806,112)
Net assets at beginning of year	226,189,084	243,778,449	68,032,780	76,838,892

Net assets at end of year	$217,023,744	$226,189,084	$63,712,515	$68,032,780

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF2 Sub-Account		MG2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,018,205	$2,591,606	$1,649,000	$1,368,318
Net realized gains (losses)	(124,106)	(298,039)	(123,083)	(196,659)
Net change in unrealized appreciation/(depreciation)	1,732,802	2,005,732	946,267	1,175,459

Increase (decrease) in net assets from operations	4,626,901	4,299,299	2,472,184	2,347,118

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,563,213	2,813,026	625,635	788,345
Transfers between Sub-Accounts (including the Fixed Account), net	5,698,473	9,240,768	3,970,972	3,260,572
Withdrawals, surrenders, annuitizations and contract charges	(19,119,035)	(22,050,181)	(11,642,715)	(11,559,188)

Net accumulation activity	(10,857,349)	(9,996,387)	(7,046,108)	(7,510,271)

Annuitization Activity:
Annuitizations	82,427	67,949	8,682	37,296
Annuity payments and contract charges	(173,909)	(101,338)	(7,472)	(5,675)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(3,139)	(30,196)	1,391	1,670

Net annuitization activity	(94,621)	(63,585)	2,601	33,291

Net increase (decrease) from contract owner transactions	(10,951,970)	(10,059,972)	(7,043,507)	(7,476,980)

Total increase (decrease) in net assets	(6,325,069)	(5,760,673)	(4,571,323)	(5,129,862)
Net assets at beginning of year	122,994,890	128,755,563	69,580,539	74,710,401

Net assets at end of year	$116,669,821	$122,994,890	$65,009,216	$69,580,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG3 Sub-Account		MG4 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(120,578)	$(97,452)	$(113,562)	$(91,419)
Net realized gains (losses)	2,354,566	1,719,783	2,531,430	2,101,946
Net change in unrealized appreciation/(depreciation)	(1,540,795)	380,428	(1,750,524)	(180,155)

Increase (decrease) in net assets from operations	693,193	2,002,759	667,344	1,830,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	259,799	461,969	335,042	846,673
Transfers between Sub-Accounts (including the Fixed Account), net	650,037	(479,535)	881,596	(694,889)
Withdrawals, surrenders, annuitizations and contract charges	(2,157,939)	(2,768,634)	(2,237,617)	(2,316,587)

Net accumulation activity	(1,248,103)	(2,786,200)	(1,020,979)	(2,164,803)

Annuitization Activity:
Annuitizations	10,827	29,807	—	—
Annuity payments and contract charges	(31,929)	(12,607)	(627)	(625)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	430	(43)	167	161

Net annuitization activity	(20,672)	17,157	(460)	(464)

Net increase (decrease) from contract owner transactions	(1,268,775)	(2,769,043)	(1,021,439)	(2,165,267)

Total increase (decrease) in net assets	(575,582)	(766,284)	(354,095)	(334,895)
Net assets at beginning of year	17,094,005	17,860,289	15,981,569	16,316,464

Net assets at end of year	$16,518,423	$17,094,005	$15,627,474	$15,981,569

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG6 Sub-Account		MG7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$3,235,740	$(2,700,452)	$10,303	$(38,569)
Net realized gains (losses)	36,699,173	560,441	573,336	517,380
Net change in unrealized appreciation/(depreciation)	30,282,326	58,022,565	(469,744)	216,561

Increase (decrease) in net assets from operations	70,217,239	55,882,554	113,895	695,372

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,525,854	10,459,752	130,508	91,329
Transfers between Sub-Accounts (including the Fixed Account), net	1,477,316	(208,938)	143,343	(71,530)
Withdrawals, surrenders, annuitizations and contract charges	(132,824,423)	(152,067,229)	(1,043,245)	(1,039,703)

Net accumulation activity	(121,821,253)	(141,816,415)	(769,394)	(1,019,904)

Annuitization Activity:
Annuitizations	522,938	470,358	—	9,459
Annuity payments and contract charges	(219,482)	(179,606)	(1,599)	(16,309)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(135,586)	(53,556)	175	(820)

Net annuitization activity	167,870	237,196	(1,424)	(7,670)

Net increase (decrease) from contract owner transactions	(121,653,383)	(141,579,219)	(770,818)	(1,027,574)

Total increase (decrease) in net assets	(51,436,144)	(85,696,665)	(656,923)	(332,202)
Net assets at beginning of year	821,090,675	906,787,340	9,132,260	9,464,462

Net assets at end of year	$769,654,531	$821,090,675	$8,475,337	$9,132,260

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	U43 Sub-Account		U41 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$21,833	$(37,472)	$(35,662)
Net realized gains (losses)	—	(81,398)	206,253	(64,933)
Net change in unrealized appreciation/(depreciation)	—	266,167	295,184	273,836

Increase (decrease) in net assets from operations	—	206,602	463,965	173,241

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	33,395	493,521	928,877
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1,529,955)	(883,544)	96,303
Withdrawals, surrenders, annuitizations and contract charges	—	(212,952)	(516,032)	(290,260)

Net accumulation activity	—	(1,709,512)	(906,055)	734,920

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	—	(1,709,512)	(906,055)	734,920

Total increase (decrease) in net assets	—	(1,502,910)	(442,090)	908,161
Net assets at beginning of year	—	1,502,910	3,399,049	2,490,888

Net assets at end of year	$—	$—	$2,956,959	$3,399,049

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V44 Sub-Account		V43 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(474,128)	$(360,386)	$(54,471)	$(76,841)
Net realized gains (losses)	5,696,556	916,508	954,384	380,671
Net change in unrealized appreciation/(depreciation)	4,961,887	10,370,362	(361,679)	1,340,950

Increase (decrease) in net assets from operations	10,184,315	10,926,484	538,234	1,644,780

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,942,943	1,196,981	197,244	43,120
Transfers between Sub-Accounts (including the Fixed Account), net	(2,969,411)	(3,533,798)	(248,423)	(1,299,416)
Withdrawals, surrenders, annuitizations and contract charges	(4,155,123)	(1,840,844)	(1,049,943)	(550,479)

Net accumulation activity	(4,181,591)	(4,177,661)	(1,101,122)	(1,806,775)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(703)	(496)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	215	245

Net annuitization activity	—	—	(488)	(251)

Net increase (decrease) from contract owner transactions	(4,181,591)	(4,177,661)	(1,101,610)	(1,807,026)

Total increase (decrease) in net assets	6,002,724	6,748,823	(563,376)	(162,246)
Net assets at beginning of year	31,334,793	24,585,970	4,365,068	4,527,314

Net assets at end of year	$37,337,517	$31,334,793	$3,801,692	$4,365,068

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O19 Sub-Account		O23 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(204,496)	$(218,074)	$—	$227,740
Net realized gains (losses)	2,350,902	(360,260)	—	(570,202)
Net change in unrealized appreciation/(depreciation)	(876,598)	4,087,316	—	565,319

Increase (decrease) in net assets from operations	1,269,808	3,508,982	—	222,857

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	385,999	252,404	—	54,942
Transfers between Sub-Accounts (including the Fixed Account), net	(36,699)	(1,654,013)	—	(11,177,854)
Withdrawals, surrenders, annuitizations and contract charges	(1,860,127)	(2,062,640)	—	(281,821)

Net accumulation activity	(1,510,827)	(3,464,249)	—	(11,404,733)

Annuitization Activity:
Annuitizations	20,630	—	—	—
Annuity payments and contract charges	(45,213)	(23,538)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(39,531)	928	—	—

Net annuitization activity	(64,114)	(22,610)	—	—

Net increase (decrease) from contract owner transactions	(1,574,941)	(3,486,859)	—	(11,404,733)

Total increase (decrease) in net assets	(305,133)	22,123	—	(11,181,876)
Net assets at beginning of year	12,129,947	12,107,824	—	11,181,876

Net assets at end of year	$11,824,814	$12,129,947	$—	$—

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O20 Sub-Account		O21 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(147,179)	$(161,104)	$(1,365,250)	$(1,782,423)
Net realized gains (losses)	1,253,696	782,255	5,656,816	(2,231,500)
Net change in unrealized appreciation/(depreciation)	(7,474)	669,663	8,370,329	24,107,404

Increase (decrease) in net assets from operations	1,099,043	1,290,814	12,661,895	20,093,481

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	79,844	121,697	2,363,984	2,429,410
Transfers between Sub-Accounts (including the Fixed Account), net	(52,916)	(703,854)	(1,078,562)	(11,874,868)
Withdrawals, surrenders, annuitizations and contract charges	(1,601,301)	(1,270,103)	(15,050,894)	(17,857,838)

Net accumulation activity	(1,574,373)	(1,852,260)	(13,765,472)	(27,303,296)

Annuitization Activity:
Annuitizations	8,433	—	41,401	39,026
Annuity payments and contract charges	(1,192)	(255)	(137,002)	(112,046)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	73	90	(11,588)	(20,048)

Net annuitization activity	7,314	(165)	(107,189)	(93,068)

Net increase (decrease) from contract owner transactions	(1,567,059)	(1,852,425)	(13,872,661)	(27,396,364)

Total increase (decrease) in net assets	(468,016)	(561,611)	(1,210,766)	(7,302,883)
Net assets at beginning of year	9,127,911	9,689,522	95,758,310	103,061,193

Net assets at end of year	$8,659,895	$9,127,911	$94,547,544	$95,758,310

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	O04 Sub-Account		PH2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(52,863)	$(65,218)	$6,224	$7,496
Net realized gains (losses)	516,316	312,459	3,748	512
Net change in unrealized appreciation/(depreciation)	(242,240)	113,544	33,090	15,823

Increase (decrease) in net assets from operations	221,213	360,785	43,062	23,831

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	82,574	94,933	19	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,585)	(29,929)	(14,903)	(7,393)
Withdrawals, surrenders, annuitizations and contract charges	(551,824)	(612,702)	(28,086)	(20,806)

Net accumulation activity	(480,835)	(547,698)	(42,970)	(28,199)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(5,630)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	(2)	—	—

Net annuitization activity	—	(5,632)	—	—

Net increase (decrease) from contract owner transactions	(480,835)	(553,330)	(42,970)	(28,199)

Total increase (decrease) in net assets	(259,622)	(192,545)	92	(4,368)
Net assets at beginning of year	3,638,564	3,831,109	205,879	210,247

Net assets at end of year	$3,378,942	$3,638,564	$205,971	$205,879

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P08 Sub-Account		PC0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$354,756	$616,686	$247,075	$449,576
Net realized gains (losses)	(333,943)	(516,881)	(188,755)	(346,986)
Net change in unrealized appreciation/(depreciation)	1,364,817	178,981	944,642	95,684

Increase (decrease) in net assets from operations	1,385,630	278,786	1,002,962	198,274

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	48,729	237,547	119,779	43,975
Transfers between Sub-Accounts (including the Fixed Account), net	404,046	(152,102)	(81,902)	(140,733)
Withdrawals, surrenders, annuitizations and contract charges	(1,885,280)	(2,169,289)	(2,070,088)	(1,600,399)

Net accumulation activity	(1,432,505)	(2,083,844)	(2,032,211)	(1,697,157)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(1,432,505)	(2,083,844)	(2,032,211)	(1,697,157)

Total increase (decrease) in net assets	(46,875)	(1,805,058)	(1,029,249)	(1,498,883)
Net assets at beginning of year	11,788,282	13,593,340	8,890,226	10,389,109

Net assets at end of year	$11,741,407	$11,788,282	$7,860,977	$8,890,226

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P70 Sub-Account		P10 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$48,351	$26,532	$161,480	$77,378
Net realized gains (losses)	(231,494)	(176,074)	(1,366,885)	105,426
Net change in unrealized appreciation/(depreciation)	708,022	236,660	3,477,549	227,986

Increase (decrease) in net assets from operations	524,879	87,118	2,272,144	410,790

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	89,896	69,237	116,772	131,319
Transfers between Sub-Accounts (including the Fixed Account), net	(61,161)	223,069	(733,000)	720,956
Withdrawals, surrenders, annuitizations and contract charges	(267,135)	(157,327)	(2,398,852)	(2,511,188)

Net accumulation activity	(238,400)	134,979	(3,015,080)	(1,658,913)

Annuitization Activity:
Annuitizations	—	—	—	49,564
Annuity payments and contract charges	—	—	(11,580)	(7,823)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	(1,963)	(6,248)

Net annuitization activity	—	—	(13,543)	35,493

Net increase (decrease) from contract owner transactions	(238,400)	134,979	(3,028,623)	(1,623,420)

Total increase (decrease) in net assets	286,479	222,097	(756,479)	(1,212,630)
Net assets at beginning of year	3,153,931	2,931,834	14,708,355	15,920,985

Net assets at end of year	$3,440,410	$3,153,931	$13,951,876	$14,708,355

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PK8 Sub-Account		P20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$234,571	$223,007	$4,921	$4,600
Net realized gains (losses)	(124,893)	(166,401)	(1,770)	(3,038)
Net change in unrealized appreciation/(depreciation)	437,563	207,732	8,488	3,921

Increase (decrease) in net assets from operations	547,241	264,338	11,639	5,483

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	40,577	113,727	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,121)	7,930	(1,260)	(1,156)
Withdrawals, surrenders, annuitizations and contract charges	(697,788)	(622,265)	(8,351)	(10,637)

Net accumulation activity	(668,332)	(500,608)	(9,611)	(11,793)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,660)	(1,583)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	425	253	—	—

Net annuitization activity	(1,235)	(1,330)	—	—

Net increase (decrease) from contract owner transactions	(669,567)	(501,938)	(9,611)	(11,793)

Total increase (decrease) in net assets	(122,326)	(237,600)	2,028	(6,310)
Net assets at beginning of year	4,616,660	4,854,260	92,496	98,806

Net assets at end of year	$4,494,334	$4,616,660	$94,524	$92,496

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	PM5 Sub-Account		PD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$18,820	$15,846	$6,538,192	$4,541,543
Net realized gains (losses)	(3,471)	(7,924)	(3,161,184)	(8,585,641)
Net change in unrealized appreciation/(depreciation)	7,297	20,265	39,743,453	26,305,694

Increase (decrease) in net assets from operations	22,646	28,187	43,120,461	22,261,596

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	25,840	45,000	2,169,530	2,056,407
Transfers between Sub-Accounts (including the Fixed Account), net	179,657	130,674	(8,675,976)	(5,291,735)
Withdrawals, surrenders, annuitizations and contract charges	(22,440)	(39,067)	(42,824,019)	(39,296,735)

Net accumulation activity	183,057	136,607	(49,330,465)	(42,532,063)

Annuitization Activity:
Annuitizations	—	—	191,864	154,439
Annuity payments and contract charges	—	—	(113,913)	(136,267)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	6,620	1,629

Net annuitization activity	—	—	84,571	19,801

Net increase (decrease) from contract owner transactions	183,057	136,607	(49,245,894)	(42,512,262)

Total increase (decrease) in net assets	205,703	164,794	(6,125,433)	(20,250,666)
Net assets at beginning of year	797,622	632,828	240,062,920	260,313,586

Net assets at end of year	$1,003,325	$797,622	$233,937,487	$240,062,920

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$299,462	$188,757	$1,956,257	$2,030,450
Net realized gains (losses)	(287,742)	(262,850)	(3,291,640)	(2,871,543)
Net change in unrealized appreciation/(depreciation)	1,100,332	170,824	6,945,556	1,571,848

Increase (decrease) in net assets from operations	1,112,052	96,731	5,610,173	730,755

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	389,128	456,830	1,833,488	1,411,042
Transfers between Sub-Accounts (including the Fixed Account), net	715,891	1,391,676	2,987,503	6,020,269
Withdrawals, surrenders, annuitizations and contract charges	(3,472,396)	(3,939,632)	(13,975,334)	(13,691,589)

Net accumulation activity	(2,367,377)	(2,091,126)	(9,154,343)	(6,260,278)

Annuitization Activity:
Annuitizations	2,400	36,080	29,104	91,343
Annuity payments and contract charges	(11,969)	(6,766)	(60,558)	(27,031)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	567	630	(5,244)	(6,845)

Net annuitization activity	(9,002)	29,944	(36,698)	57,467

Net increase (decrease) from contract owner transactions	(2,376,379)	(2,061,182)	(9,191,041)	(6,202,811)

Total increase (decrease) in net assets	(1,264,327)	(1,964,451)	(3,580,868)	(5,472,056)
Net assets at beginning of year	19,397,964	21,362,415	84,764,655	90,236,711

Net assets at end of year	$18,133,637	$19,397,964	$81,183,787	$84,764,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P68 Sub-Account		P72 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$187,829	$156,027	$(22,364)	$(92,150)
Net realized gains (losses)	(163,500)	(211,850)	2,429,036	2,174,705
Net change in unrealized appreciation/(depreciation)	459,637	130,906	1,515,222	1,234,891

Increase (decrease) in net assets from operations	483,966	75,083	3,921,894	3,317,446

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	110,581	272,653	756,861	1,850,314
Transfers between Sub-Accounts (including the Fixed Account), net	1,542,411	683,107	(404,727)	536,931
Withdrawals, surrenders, annuitizations and contract charges	(253,194)	(910,330)	(2,586,480)	(3,004,013)

Net accumulation activity	1,399,798	45,430	(2,234,346)	(616,768)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,399,798	45,430	(2,234,346)	(616,768)

Total increase (decrease) in net assets	1,883,764	120,513	1,687,548	2,700,678
Net assets at beginning of year	5,664,341	5,543,828	22,340,191	19,639,513

Net assets at end of year	$7,548,105	$5,664,341	$24,027,739	$22,340,191

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P88 Sub-Account		P93 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$58,715	$(64,365)	$32,928	$16,274
Net realized gains (losses)	1,646,967	662,574	778,310	414,276
Net change in unrealized appreciation/(depreciation)	2,778,352	1,454,887	(204,005)	87,181

Increase (decrease) in net assets from operations	4,484,034	2,053,096	607,233	517,731

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,772,623	14,527,483	661,315	4,515,255
Transfers between Sub-Accounts (including the Fixed Account), net	11,286,257	(2,051,318)	(281,133)	(2,562,971)
Withdrawals, surrenders, annuitizations and contract charges	(1,373,644)	(626,899)	(516,557)	(263,865)

Net accumulation activity	15,685,236	11,849,266	(136,375)	1,688,419

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	15,685,236	11,849,266	(136,375)	1,688,419

Total increase (decrease) in net assets	20,169,270	13,902,362	470,858	2,206,150
Net assets at beginning of year	22,836,920	8,934,558	4,729,586	2,523,436

Net assets at end of year	$43,006,190	$22,836,920	$5,200,444	$4,729,586

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P89 Sub-Account		P95 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(41,863)	$(22,567)	$56,261	$41,013
Net realized gains (losses)	199,973	113,593	(79,441)	(26,255)
Net change in unrealized appreciation/(depreciation)	333,649	(151,044)	105,728	(8,850)

Increase (decrease) in net assets from operations	491,759	(60,018)	82,548	5,908

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	127,058	299,933	149,015	423,370
Transfers between Sub-Accounts (including the Fixed Account), net	203,664	809,055	(17,080)	116,668
Withdrawals, surrenders, annuitizations and contract charges	(246,697)	(136,167)	(108,440)	(70,706)

Net accumulation activity	84,025	972,821	23,495	469,332

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	84,025	972,821	23,495	469,332

Total increase (decrease) in net assets	575,784	912,803	106,043	475,240
Net assets at beginning of year	3,220,141	2,307,338	1,434,322	959,082

Net assets at end of year	$3,795,925	$3,220,141	$1,540,365	$1,434,322

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P79 Sub-Account		P80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(37,500)	$(40,515)	$(11,041)	$(13,008)
Net realized gains (losses)	507,082	196,762	189,833	(37,588)
Net change in unrealized appreciation/(depreciation)	459,870	882,767	(176,094)	181,496

Increase (decrease) in net assets from operations	929,452	1,039,014	2,698	130,900

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	108,993	461,117	54,709	141,841
Transfers between Sub-Accounts (including the Fixed Account), net	319,051	112,874	(133,816)	(100,346)
Withdrawals, surrenders, annuitizations and contract charges	(349,675)	(449,727)	(74,961)	(85,919)

Net accumulation activity	78,369	124,264	(154,068)	(44,424)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	78,369	124,264	(154,068)	(44,424)

Total increase (decrease) in net assets	1,007,821	1,163,278	(151,370)	86,476
Net assets at beginning of year	5,279,434	4,116,156	1,129,650	1,043,174

Net assets at end of year	$6,287,255	$5,279,434	$978,280	$1,129,650

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P81 Sub-Account		L36 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(8,300)	$(13,307)	$13,205	$11,502
Net realized gains (losses)	216,478	64,092	92,983	32,240
Net change in unrealized appreciation/(depreciation)	(63,949)	180,349	1,757	47,791

Increase (decrease) in net assets from operations	144,229	231,134	107,945	91,533

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	72,421	144,995	36,505	108,103
Transfers between Sub-Accounts (including the Fixed Account), net	972	99,969	984	(1,077)
Withdrawals, surrenders, annuitizations and contract charges	(27,404)	(22,280)	(34,581)	(62,461)

Net accumulation activity	45,989	222,684	2,908	44,565

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	45,989	222,684	2,908	44,565

Total increase (decrease) in net assets	190,218	453,818	110,853	136,098
Net assets at beginning of year	1,373,078	919,260	976,937	840,839

Net assets at end of year	$1,563,296	$1,373,078	$1,087,790	$976,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TBD Sub-Account		TBE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(176,450)	$(124,806)	$13,635	$18,524
Net realized gains (losses)	1,775,609	473,410	556,031	303,119
Net change in unrealized appreciation/(depreciation)	719,582	2,469,242	78,912	(67,388)

Increase (decrease) in net assets from operations	2,318,741	2,817,846	648,578	254,255

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,268,668	2,491,889	701,421	1,270,853
Transfers between Sub-Accounts (including the Fixed Account), net	267,502	425,523	(110,878)	393,882
Withdrawals, surrenders, annuitizations and contract charges	(688,549)	(332,342)	(152,439)	(181,863)

Net accumulation activity	1,847,621	2,585,070	438,104	1,482,872

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	1,847,621	2,585,070	438,104	1,482,872

Total increase (decrease) in net assets	4,166,362	5,402,916	1,086,682	1,737,127
Net assets at beginning of year	12,896,095	7,493,179	4,691,811	2,954,684

Net assets at end of year	$17,062,457	$12,896,095	$5,778,493	$4,691,811

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TBF Sub-Account		TP1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(82,631)	$(72,513)	$(12,233)	$(4,100)
Net realized gains (losses)	93,378	557,004	134,599	39,729
Net change in unrealized appreciation/(depreciation)	1,078,694	(587,966)	701,102	280,648

Increase (decrease) in net assets from operations	1,089,441	(103,475)	823,468	316,277

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	820,307	1,446,361	614,994	1,110,450
Transfers between Sub-Accounts (including the Fixed Account), net	(735,413)	487,732	29,267	429,065
Withdrawals, surrenders, annuitizations and contract charges	(312,122)	(244,572)	(162,551)	(80,745)

Net accumulation activity	(227,228)	1,689,521	481,710	1,458,770

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(227,228)	1,689,521	481,710	1,458,770

Total increase (decrease) in net assets	862,213	1,586,046	1,305,178	1,775,047
Net assets at beginning of year	6,641,889	5,055,843	4,528,713	2,753,666

Net assets at end of year	$7,504,102	$6,641,889	$5,833,891	$4,528,713

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TP2 Sub-Account		TP3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$15,822	$16,834	$33,276	$29,996
Net realized gains (losses)	45,465	11,085	117,433	26,268
Net change in unrealized appreciation/(depreciation)	220,434	79,971	129,081	83,414

Increase (decrease) in net assets from operations	281,721	107,890	279,790	139,678

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	989	485,920	—	299,189
Transfers between Sub-Accounts (including the Fixed Account), net	(61,770)	189,162	940,684	156,698
Withdrawals, surrenders, annuitizations and contract charges	(84,699)	(101,342)	(969,492)	(307,384)

Net accumulation activity	(145,480)	573,740	(28,808)	148,503

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(145,480)	573,740	(28,808)	148,503

Total increase (decrease) in net assets	136,241	681,630	250,982	288,181
Net assets at beginning of year	2,603,511	1,921,881	3,249,046	2,960,865

Net assets at end of year	$2,739,752	$2,603,511	$3,500,028	$3,249,046

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	TP4 Sub-Account		TP5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(7,982)	$(1,479)	$53,365	$43,535
Net realized gains (losses)	281,055	15,453	473,772	201,536
Net change in unrealized appreciation/(depreciation)	230,082	145,366	1,460,164	577,999

Increase (decrease) in net assets from operations	503,155	159,340	1,987,301	823,070

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,746,974	724,573	3,160,549	2,747,357
Transfers between Sub-Accounts (including the Fixed Account), net	(739,244)	25,646	(475,395)	93,841
Withdrawals, surrenders, annuitizations and contract charges	(66,510)	(56,016)	(781,910)	(631,963)

Net accumulation activity	941,220	694,203	1,903,244	2,209,235

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	941,220	694,203	1,903,244	2,209,235

Total increase (decrease) in net assets	1,444,375	853,543	3,890,545	3,032,305
Net assets at beginning of year	2,317,085	1,463,542	13,519,563	10,487,258

Net assets at end of year	$3,761,460	$2,317,085	$17,410,108	$13,519,563

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W42 Sub-Account		W50 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(2,582)	$(3,590)	$40,418	$78,567
Net realized gains (losses)	22,969	12,289	(38,951)	(41,151)
Net change in unrealized appreciation/(depreciation)	(13,984)	16,756	72,451	(60,628)

Increase (decrease) in net assets from operations	6,403	25,455	73,918	(23,212)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,484	31,666	29,730	19,500
Transfers between Sub-Accounts (including the Fixed Account), net	8,124	(18,635)	120,730	159,888
Withdrawals, surrenders, annuitizations and contract charges	(83,958)	(39,749)	(60,979)	(169,103)

Net accumulation activity	(64,350)	(26,718)	89,481	10,285

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(64,350)	(26,718)	89,481	10,285

Total increase (decrease) in net assets	(57,947)	(1,263)	163,399	(12,927)
Net assets at beginning of year	208,645	209,908	1,127,299	1,140,226

Net assets at end of year	$150,698	$208,645	$1,290,698	$1,127,299

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts, Masters Prime contracts, Accelerator Prime contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts.” Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
C89	CTIVP - Principal Blue Chip Growth Fund Class 1	June 1, 2025
C90	CTIVP - Principal Blue Chip Growth Fund Class 2	June 1, 2025
O19	Invesco V.I. Capital Appreciation Fund-Series II	April 30, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by the contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

The close date related to Sub-Accounts held by the contract owners of the Variable Account (if closed within the past five years and not disclosed in Note 11), is as follows:

Closed Sub-Account	New Sub-Account	Effective Date
H24	MD9	July 30, 2021
H32	MD9	November 30, 2021

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
A19, A71, B19, B20, B21, B22, B23, L34, L35, L36, C92, F17, F18, S18, S21, S23, V17, V19, V20, V21, M10, MV1, MV2, MV3, MV4, JF1, L19, V46, P80, P81, TP1, TP2, TP3, TP4, TP5, TBD, TBE, TBF	May 3, 2021

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled, and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statement of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2025, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—
Masters Prime	0.85%	—	—	—	—	—	—	—	—
Accelerator Prime	0.85%	—	—	—	—	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex, Masters Flex II, Masters Prime and Accelerator Prime. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, Masters Choice II, Masters Prime contracts and Accelerator Prime contract, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statement of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $30 for Masters Prime and Accelerator Prime contracts, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 for Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “Annuity payments and contract charges” in the Statements of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, Masters VII, Masters Prime and Accelerator Prime contracts; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statements of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
AL1	$3,202,200	$5,775,396
AO5	2,067,209	9,122,545
A71	388,292	170,808
A98	578,263	6,211,887
AC4	5,274,389	2,090,689
A19	2,193,257	1,571,206
A74	2,872,079	2,563,471
AP0	23,221,103	6,897,402
AQ1	10,077,574	2,728,310
AQ2	1,360,827	482,354
AS3	43,936,898	6,814,800
AS6	5,805,369	2,958,260
AQ3	866,523	571,972
AX1	4,244,101	1,396,874
B21	11,438,901	1,175,781
B19	2,577,145	605,614
B20	1,407,597	144,589
B18	41,062,163	55,894,979
B22	1,323,076	249,376
B23	522,091	290,680
L33	1,051,195	225,813
L34	400,295	188,218
L35	692,344	165,071
C71	2,968	2,122
C59	1,255	3,035
C60	4,646,217	12,135,013
C89	—	2,930
C90	1,244,271	3,187,158
C58	130,901	943,462
C91	567,150	916,182
C92	13,496,033	2,216,167
FD7	11,973,673	17,580,069
F24	25,268,362	30,031,252
F88	57,789	127,128
FB9	715,797	1,021,255
F15	1,181,931	2,422,876
F41	11,398,251	13,477,992
FE3	20,588,587	47,874,394
F17	467,921	395,781
F18	657,707	155,625
F19	2,379,934	1,571,552
L36	155,236	46,253
T21	558,272	5,065,290
S23	497,969	98,982

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
T20	6,102,790	13,315,124
FE6	1,191,804	3,204,572
S18	1,051,973	284,318
T59	407,036	647,055
F56	976,136	2,541,474
F59	3,315,236	6,666,023
FF0	5,854,516	2,246,377
F54	14,086,083	15,708,377
FG8	379,137	89,202
S21	1,508,552	336,619
F53	2,460,255	3,385,613
FJ9	1,619,550	269,576
T28	1,214,589	1,720,388
FJ0	3,269	6,535
G03	600,956	237,197
V35	844,431	948,987
V13	2,554,965	4,749,615
AB3	712,308	768,172
V11	31,550,332	15,471,803
AC1	123,741	341,288
V17	2,183,167	851,630
V19	130,779	107,520
V20	7,315,243	1,008,141
MV1	32,288,557	4,331,628
MV2	2,277,741	513,184
MV3	5,979,936	1,192,676
MV4	831,841	104,388
J88	4,282,913	7,769,490
J94	2,622,990	4,328,934
L11	775,026	6,937,312
L42	227,129	37,431
L16	845,004	782,131
L18	4,948,321	4,995,112
L17	2,969,385	4,249,981
L19	675,975	430,160
M07	25,286,441	34,376,923
M35	24,212,696	36,569,738
M31	29,822,715	27,075,952
M80	6,779,428	4,600,682

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M10	172,023	11,215
MF1	3,558,845	3,108,539
M41	9,528,491	4,576,178
M05	1,249,466	6,255,471
M42	2,336,688	5,971,945
M89	28,659,901	52,194,775
M82	25,172,849	16,015,803
M44	4,767,427	11,829,929
M40	3,405,142	7,020,530
M83	20,678,739	30,338,207
M08	9,428,606	13,524,425
MB6	48,008,671	45,354,702
MB7	10,698,524	10,051,599
MC0	3,332,565	4,758,111
MA0	8,291,473	14,787,436
MC2	11,944,791	17,033,300
MC1	7,184,800	9,945,451
MC3	456,604	1,707,935
MA1	419,309	2,834,809
MC4	349,147	814,201
MC5	47,662	87,486
MC6	5,738,978	5,695,104
MC7	2,563,099	910,478
MC8	9,888,273	13,180,576
MC9	468,619	489,698
MD0	4,099,538	4,709,666
M92	39,539,072	60,977,969
M96	4,559,910	10,708,750
MD2	13,299,668	19,931,602
MA6	2,931,075	5,780,679
MA3	2,613,854	4,083,416
M97	3,032,600	5,767,184
MD5	1,076,155	2,571,228
M98	2,602,491	4,980,969
M93	4,646,755	16,041,446
MD6	47,771,323	50,902,052
MB3	5,291,692	5,327,059
MD8	11,654,637	13,463,286
MD9	23,943,748	33,786,959
ME2	1,239,364	4,254,886
ME3	1,488,458	5,669,087
MA5	2,503,764	2,619,253
MA7	199,267	473,872
ME4	3,413,473	3,719,183
MA2	6,193,224	3,200,215
MF3	10,013,912	8,328,100
MF5	23,464,359	49,938,176
MF6	71,456	178,480
MF7	4,551,312	5,818,511

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MF9	17,553,108	38,365,562
MG1	6,220,141	13,687,607
MF2	17,391,088	25,325,283
MG2	9,077,468	14,476,531
MG3	2,895,176	2,765,845
MG4	3,034,239	2,709,674
MG6	83,453,614	147,889,464
MG7	1,835,914	1,645,591
U41	650,178	1,469,963
V44	6,171,473	10,827,192
V43	974,341	2,121,239
O19	2,641,715	2,975,755
O20	2,110,790	2,191,285
O21	14,162,910	23,537,423
O04	507,787	696,985
PH2	11,777	48,523
P08	1,372,253	2,450,084
PC0	628,769	2,413,905
P70	451,363	641,412
P10	1,643,264	4,508,514
PK8	502,857	938,278
P20	8,039	12,729
PM5	238,518	36,641
PD6	13,379,252	56,121,950
P06	2,435,428	4,513,052
P07	10,778,762	18,009,387
P68	3,053,427	1,465,800
P72	3,645,455	4,369,809
P88	18,767,893	1,729,240
P93	8,163,475	7,767,911
P89	817,823	542,793
P95	561,013	481,257
P79	910,754	521,207
P80	239,625	277,216
P81	392,235	189,444
TBD	4,695,009	1,504,404
TBE	1,497,782	492,167
TBF	1,628,477	1,663,565
TP1	1,012,139	468,863
TP2	96,073	195,956
TP3	1,127,734	1,100,934
TP4	1,827,930	849,205
TP5	4,060,198	1,843,772
W42	43,375	110,307
W50	248,877	118,978

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	100,661	296,747	(196,086)
AO5	115,381	591,049	(475,668)
A71	22,567	12,238	10,329
A98	39,518	627,341	(587,823)
AC4	232,853	126,743	106,110
A19	271,042	186,953	84,089
A74	81,324	130,303	(48,979)
AP0	1,194,563	345,989	848,574
AQ1	290,589	152,097	138,492
AQ2	137,173	42,181	94,992
AS3	2,650,545	491,187	2,159,358
AS6	307,888	222,728	85,160
AQ3	68,262	47,061	21,201
AX1	307,218	108,408	198,810
B21	825,701	79,125	746,576
B19	114,003	39,730	74,273
B20	79,179	9,821	69,358
B18	522,667	2,491,972	(1,969,305)
B22	64,995	16,231	48,764
B23	51,830	31,087	20,743
L33	81,049	17,148	63,901
L34	15,040	12,290	2,750
L35	25,735	10,709	15,026
C71	36	53	(17)
C59	44	70	(26)
C60	168,719	347,156	(178,437)
C90	42,306	97,706	(55,400)
C58	8,516	59,575	(51,059)
C91	46,467	59,587	(13,120)
C92	1,129,162	155,157	974,005
FD7	228,763	535,247	(306,484)
F24	209,395	593,398	(384,003)
F88	698	5,784	(5,086)
FB9	14,728	43,677	(28,949)
F15	19,543	100,974	(81,431)
F41	201,779	395,803	(194,024)
FE3	157,642	2,298,284	(2,140,642)
F17	38,738	31,538	7,200
F18	54,867	12,947	41,920
F19	152,297	133,047	19,250
L36	3,214	3,061	153
T21	25,641	256,344	(230,703)
S23	45,749	8,928	36,821
T20	103,185	556,172	(452,987)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	18,597	155,326	(136,729)
S18	76,338	21,452	54,886
T59	63,973	89,386	(25,413)
F56	7,919	84,663	(76,744)
F59	88,849	331,843	(242,994)
FF0	362,316	165,235	197,081
F54	147,042	449,782	(302,740)
FG8	17,255	5,806	11,449
S21	71,476	23,270	48,206
F53	25,803	60,892	(35,089)
FJ9	114,087	18,867	95,220
T28	69,080	116,915	(47,835)
FJ0	98	489	(391)
G03	12,114	13,191	(1,077)
V35	9,529	24,230	(14,701)
V13	29,435	149,060	(119,625)
AB3	70,482	78,980	(8,498)
V11	1,842,227	674,665	1,167,562
AC1	1,708	17,839	(16,131)
V17	161,889	77,437	84,452
V19	2,617	7,403	(4,786)
V20	505,959	71,432	434,527
MV1	2,135,809	309,695	1,826,114
MV2	147,922	40,294	107,628
MV3	325,034	78,747	246,287
MV4	52,327	7,473	44,854
J88	374,181	762,926	(388,745)
J94	46,695	80,271	(33,576)
L11	30,555	496,570	(466,015)
L42	18,947	3,004	15,943
L16	55,704	75,424	(19,720)
L18	69,058	103,372	(34,314)
L17	23,428	97,207	(73,779)
L19	58,034	40,777	17,257
M07	360,477	1,755,217	(1,394,740)
M35	524,620	1,990,567	(1,465,947)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	90,768	368,031	(277,263)
M80	60,863	76,072	(15,209)
M10	2,544	573	1,971
MF1	40,799	135,294	(94,495)
M41	234,976	132,377	102,599
M05	75,308	282,863	(207,555)
M42	140,631	258,449	(117,818)
M89	2,100,034	4,838,714	(2,738,680)
M82	164,010	409,281	(245,271)
M44	171,974	683,472	(511,498)
M40	175,023	430,167	(255,144)
M83	353,271	1,161,238	(807,967)
M08	131,000	476,285	(345,285)
MB6	142,893	604,143	(461,250)
MB7	62,404	161,370	(98,966)
MC0	93,613	187,938	(94,325)
MA0	320,659	775,755	(455,096)
MC2	65,788	277,927	(212,139)
MC1	83,728	247,432	(163,704)
MC3	7,039	44,648	(37,609)
MA1	31,739	161,892	(130,153)
MC4	22,544	53,969	(31,425)
MC5	3,394	6,876	(3,482)
MC6	20,985	84,027	(63,042)
MC7	109,038	63,959	45,079
MC8	72,793	286,647	(213,854)
MC9	3,289	12,813	(9,524)
MD0	65,739	133,354	(67,615)
M92	659,634	3,663,533	(3,003,899)
M96	194,939	587,734	(392,795)
MD2	915,425	1,655,131	(739,706)
MA6	54,668	198,462	(143,794)
MA3	59,851	157,457	(97,606)
M97	43,478	143,264	(99,786)
MD5	22,825	94,807	(71,982)
M98	15,628	79,226	(63,598)
M93	67,074	600,757	(533,683)
MD6	339,680	1,093,780	(754,100)
MB3	28,320	93,283	(64,963)
MD8	928,050	1,183,353	(255,303)
MD9	2,434,726	3,700,372	(1,265,646)
ME2	45,703	159,547	(113,844)
ME3	43,572	176,857	(133,285)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	95,428	122,553	(27,125)
MA7	6,107	23,500	(17,393)
ME4	21,120	86,067	(64,947)
MA2	230,773	168,709	62,064
MF3	304,792	323,587	(18,795)
MF5	584,092	2,537,995	(1,953,903)
MF6	1,838	5,130	(3,292)
MF7	248,553	285,206	(36,653)
MF9	196,552	1,089,303	(892,751)
MG1	489,274	1,301,378	(812,104)
MF2	1,307,139	2,330,131	(1,022,992)
MG2	702,932	1,376,190	(673,258)
MG3	41,402	76,425	(35,023)
MG4	82,242	83,275	(1,033)
MG6	850,552	5,306,211	(4,455,659)
MG7	44,825	69,278	(24,453)
U41	53,570	136,246	(82,676)
V44	513,303	542,406	(29,103)
V43	29,055	50,130	(21,075)
O19	19,865	42,559	(22,694)
O20	15,115	49,479	(34,364)
O21	182,613	426,904	(244,291)
O04	2,511	10,105	(7,594)
PH2	99	1,737	(1,638)
P08	49,719	124,980	(75,261)
PC0	21,072	153,767	(132,695)
P70	33,109	53,104	(19,995)
P10	201,284	588,640	(387,356)
PK8	10,258	30,601	(20,343)
P20	134	839	(705)
PM5	21,597	3,219	18,378
PD6	333,470	3,002,160	(2,668,690)
P06	123,013	264,096	(141,083)
P07	536,950	1,098,545	(561,595)
P68	306,653	153,946	152,707
P72	92,763	126,858	(34,095)
P88	1,387,049	121,983	1,265,066
P93	626,829	637,404	(10,575)
P89	50,626	40,882	9,744
P95	54,456	50,349	4,107

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	35,890	27,927	7,963
P80	12,280	29,967	(17,687)
P81	17,519	13,091	4,428
TBD	240,785	110,573	130,212
TBE	70,916	34,806	36,110
TBF	144,122	164,439	(20,317)
TP1	77,470	37,005	40,465
TP2	1,858	15,345	(13,487)
TP3	96,635	98,741	(2,106)
TP4	148,176	65,077	83,099
TP5	314,688	144,724	169,964
W42	1,361	3,162	(1,801)
W50	22,102	12,233	9,869

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	65,555	297,788	(232,233)
AO5	90,467	626,803	(536,336)
A71	10,155	4,409	5,746
AM2	3,663	263,492	(259,829)
A98	144,335	470,787	(326,452)
AC4	298,983	68,378	230,605
A19	338,921	30,951	307,970
A74	50,388	134,923	(84,535)
AP0	1,265,473	212,442	1,053,031
AQ1	712,594	115,564	597,030
AQ2	284,009	41,457	242,552
AS3	2,981,248	561,379	2,419,869
AS6	478,211	52,569	425,642
AQ3	93,591	14,544	79,047
AX1	417,797	63,276	354,521
B21	624,695	58,037	566,658
B19	311,429	9,722	301,707
B20	26,222	6,046	20,176
B18	681,485	2,386,007	(1,704,522)
B22	59,523	5,936	53,587
B23	54,806	5,389	49,417
L33	97,383	25,669	71,714
L34	29,382	4,693	24,689
L35	26,171	8,795	17,376
C71	14	129	(115)
C59	1,250	3,059	(1,809)
C60	126,007	515,458	(389,451)
C89	4,025	454	3,571
C90	28,307	126,085	(97,778)
C58	27,101	50,053	(22,952)
C91	40,206	52,196	(11,990)
C92	823,301	336,653	486,648
FD7	248,365	671,205	(422,840)
F24	193,029	924,049	(731,020)
F88	28,594	43,972	(15,378)
FB9	16,637	60,943	(44,306)
F15	57,530	185,420	(127,890)
F41	85,404	465,614	(380,210)
FE3	593,718	1,634,444	(1,040,726)
F17	22,452	5,676	16,776
F18	20,734	7,062	13,672
F19	243,074	77,662	165,412
L36	10,585	5,986	4,599
T21	32,078	161,592	(129,514)
S23	13,611	1,612	11,999
T20	308,591	528,042	(219,451)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FE6	19,751	158,293	(138,542)
S18	89,489	13,097	76,392
T59	43,898	43,464	434
F56	25,679	69,106	(43,427)
F59	107,124	383,763	(276,639)
FF0	710,953	98,959	611,994
F54	166,710	584,666	(417,956)
FG8	18,533	6,970	11,563
S21	108,143	45,737	62,406
F53	16,512	64,783	(48,271)
FJ9	88,929	11,007	77,922
T28	39,112	107,723	(68,611)
FJ0	133	1,254	(1,121)
G03	14,122	26,104	(11,982)
V35	14,853	30,214	(15,361)
V13	54,257	175,253	(120,996)
AB3	89,829	9,035	80,794
V11	2,290,155	1,013,798	1,276,357
AC1	13,221	17,696	(4,475)
V17	113,284	29,906	83,378
V19	4,839	7,326	(2,487)
V20	233,474	65,825	167,649
MV1	3,115,471	180,180	2,935,291
MV2	193,605	11,351	182,254
MV3	242,390	43,242	199,148
MV4	24,456	10,141	14,315
J88	535,095	706,959	(171,864)
J94	76,339	102,119	(25,780)
L11	106,770	399,141	(292,371)
L42	3,757	1,262	2,495
L16	141,200	47,197	94,003
L18	34,146	150,192	(116,046)
L17	17,913	142,317	(124,404)
L19	30,549	7,610	22,939
M07	412,506	2,194,848	(1,782,342)
M35	657,807	1,952,948	(1,295,141)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M31	109,981	466,029	(356,048)
M80	116,719	104,217	12,502
M10	4,760	282	4,478
MF1	65,430	208,779	(143,349)
M41	301,778	149,443	152,335
M05	93,690	359,434	(265,744)
M42	119,545	346,856	(227,311)
M89	2,088,509	4,913,093	(2,824,584)
M82	85,952	572,682	(486,730)
M44	169,926	840,501	(670,575)
M40	368,791	652,024	(283,233)
M83	323,787	1,306,448	(982,661)
M08	141,526	548,404	(406,878)
MB6	199,424	765,839	(566,415)
MB7	50,248	230,487	(180,239)
MC0	74,994	246,654	(171,660)
MA0	422,603	834,837	(412,234)
MC2	47,444	274,774	(227,330)
MC1	111,938	350,405	(238,467)
MC3	19,147	84,425	(65,278)
MA1	11,588	136,376	(124,788)
MC4	26,983	61,719	(34,736)
MC5	10,735	3,753	6,982
MC6	17,808	88,629	(70,821)
MC7	48,832	26,967	21,865
MC8	43,055	273,574	(230,519)
MC9	2,857	16,384	(13,527)
MD0	33,290	184,739	(151,449)
M92	691,518	3,632,904	(2,941,386)
M96	416,940	634,856	(217,916)
MD2	1,379,984	1,645,305	(265,321)
MA6	93,537	238,915	(145,378)
MA3	50,537	149,361	(98,824)
M97	59,103	168,313	(109,210)
MD5	40,417	125,612	(85,195)
M98	25,814	124,854	(99,040)
M93	156,155	468,266	(312,111)
MD6	211,258	1,079,796	(868,538)
MB3	11,270	76,627	(65,357)
MD8	1,189,884	1,373,579	(183,695)
MD9	2,647,692	3,528,448	(880,756)
ME2	27,611	90,124	(62,513)
ME3	85,766	187,445	(101,679)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MA5	80,021	154,217	(74,196)
MA7	2,979	13,583	(10,604)
ME4	38,190	89,431	(51,241)
MA2	297,569	144,866	152,703
MF3	261,482	347,810	(86,328)
MF5	649,201	2,724,194	(2,074,993)
MF6	4,763	8,287	(3,524)
MF7	338,822	416,701	(77,879)
MF9	190,738	1,315,494	(1,124,756)
MG1	856,471	1,297,732	(441,261)
MF2	1,342,932	2,304,724	(961,792)
MG2	609,257	1,348,199	(738,942)
MG3	33,230	114,645	(81,415)
MG4	101,127	129,938	(28,811)
MG6	961,687	6,427,173	(5,465,486)
MG7	39,233	63,151	(23,918)
U43	28,058	174,420	(146,362)
U41	106,048	30,242	75,806
V44	400,355	498,193	(97,838)
V43	16,310	60,718	(44,408)
O19	16,165	75,325	(59,160)
O23	53,858	1,056,941	(1,003,083)
O20	12,582	56,808	(44,226)
O21	76,770	640,353	(563,583)
O04	2,295	11,369	(9,074)
PH2	86	1,349	(1,263)
P08	59,138	175,463	(116,325)
PC0	32,705	152,300	(119,595)
P70	40,212	30,918	9,294
P10	250,141	475,885	(225,744)
PK8	10,109	27,185	(17,076)
P20	126	1,075	(949)
PM5	22,183	8,066	14,117
PD6	338,591	2,940,928	(2,602,337)
P06	144,151	269,764	(125,613)
P07	619,295	1,007,756	(388,461)
P68	132,393	123,120	9,273
P72	200,079	137,654	62,425
P88	1,452,833	420,190	1,032,643
P93	441,954	286,600	155,354
P89	94,622	18,942	75,680
P95	65,974	12,666	53,308

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
P79	61,853	42,289	19,564
P80	18,378	24,207	(5,829)
P81	44,301	24,191	20,110
TBD	271,552	48,290	223,262
TBE	139,220	19,667	119,553
TBF	197,507	33,155	164,352
TP1	140,567	7,403	133,164
TP2	65,242	9,648	55,594
TP3	75,147	60,122	15,025
TP4	71,050	5,787	65,263
TP5	272,031	59,254	212,777
W42	1,239	2,033	(794)
W50	20,065	18,179	1,886

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
						Investment
		Unit Value			Net	Income	Expense Ratio
	Units	lowest to highest[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AL1
2025	1,324,764	$14.2780	to	$19.3533	$24,995,098	1.90%	1.20%	to	2.10%	15.96%	to	14.91%
2024	1,520,850	12.3130	to	16.8419	25,339,998	1.75	1.20	to	2.10	7.27	to	6.29
2023	1,753,083	11.4788	to	15.8453	27,670,614	0.88	1.20	to	2.10	11.31	to	10.31
2022	1,939,015	10.3121	to	14.0439	28,178,362	3.07	1.20	to	2.25	(20.13)	to	(20.97)
2021	2,014,030	12.9119	to	17.7714	37,656,065	0.25	1.20	to	2.25	11.84	to	10.83
AO5
2025	2,662,210	17.9105	to	14.4472	41,465,176	1.59	0.65	to	2.10	12.48	to	10.85
2024	3,137,878	15.9236	to	13.0333	43,842,350	1.07	0.65	to	2.10	9.70	to	8.10
2023	3,674,214	14.5151	to	12.0566	47,265,069	0.60	0.65	to	2.10	12.74	to	11.11
2022	4,197,269	12.8746	to	10.8508	48,365,384	2.53	0.65	to	2.10	(19.20)	to	(20.37)
2021	4,623,947	15.9347	to	13.6271	66,586,510	1.54	0.65	to	2.10	8.57	to	6.99
A71
2025	85,965	13.7555			1,182,499	0.87	1.20			8.88
2024	75,636	12.6335			955,560	1.23	1.20			11.40
2023	69,890	11.3402			792,522	1.28	1.20			10.39
2022	61,974	10.2730			636,631	1.20	1.20			(5.56)
2021	33,829	10.8779			367,989	0.11	1.20			7.21
AM2[5]
2024	—	11.3073	to	10.0039	—	—	1.35	to	2.15	(1.32)	to	(1.54)
2023	259,829	11.4580	to	10.0777	2,838,970	—	1.35	to	2.15	10.85	to	9.96
2022	304,293	10.3369	to	9.1652	3,007,124	—	1.35	to	2.15	(28.78)	to	(29.35)
2021	303,416	14.5136	to	12.9729	4,219,091	—	1.35	to	2.15	6.55	to	5.70
A98
2025	1,534,965	12.0088	to	10.4879	17,366,162	2.15	1.35	to	2.10	39.37	to	38.33
2024	2,122,788	8.6163	to	7.5820	17,309,302	2.23	1.35	to	2.10	3.39	to	2.60
2023	2,449,240	8.3340	to	7.3898	19,405,577	0.66	1.35	to	2.10	13.29	to	12.44
2022	2,857,916	7.3564	to	6.5723	20,038,001	4.09	1.35	to	2.10	(14.95)	to	(15.59)
2021	3,189,961	8.7107	to	7.7865	26,386,762	1.65	1.30	to	2.10	9.42	to	8.54
AC4
2025	1,244,323	15.2966	to	25.5273	22,726,566	—	1.20			11.50
2024	1,138,213	13.7187	to	22.8940	18,989,091	—	1.20			23.45
2023	907,608	11.1131	to	18.5458	12,970,289	—	1.20			33.18
2022	776,345	8.3444	to	13.9253	8,884,821	—	1.20			(29.54)
2021	500,374	11.8428	to	19.7634	9,353,531	—	1.20			17.04	to	27.11
A19
2025	874,022	8.7747			7,669,186	—	1.20			3.20
2024	789,933	8.5026			6,716,430	—	1.20			17.02
2023	481,963	7.2662			3,501,763	—	1.20			16.32
2022	307,708	6.2467			1,922,091	—	1.20			(39.99)
2021	73,527	10.4096			765,385	—	1.20			1.45
A74
2025	781,002	13.8632	to	28.8797	13,715,724	0.60	1.20	to	2.10	1.41	to	0.49
2024	829,981	13.6706	to	28.7381	14,693,687	0.62	1.20	to	2.10	8.39	to	7.41
2023	914,516	12.6120	to	26.7563	15,778,279	0.80	1.35	to	2.10	15.29	to	14.43
2022	950,769	10.9225	to	23.3827	14,954,000	0.88	1.35	to	2.10	(16.82)	to	(17.57)
2021	774,469	13.1317	to	27.7803	16,810,572	0.61	1.20	to	2.30	33.98	to	32.51
AP0
2025	4,918,136	16.0883	to	28.8112	89,812,484	0.13	1.20			18.49
2024	4,069,562	13.5776	to	24.3149	65,168,401	0.17	1.20			29.71
2023	3,016,531	10.4674	to	18.7452	40,344,254	0.17	1.20			36.49
2022	2,423,287	7.6690	to	13.7337	25,621,145	0.11	1.20			(30.95)
2021	1,437,833	11.1065	to	19.8895	26,106,356	0.06	1.20			10.95
AQ1
2025	2,198,956	16.1545	to	21.6864	37,847,352	0.76	1.20			16.36
2024	2,060,464	13.8830	to	18.6371	30,776,571	0.83	1.20			22.43
2023	1,463,434	11.3400	to	15.2233	18,612,063	1.27	1.20			24.32
2022	1,208,895	9.1213	to	12.2447	12,776,456	1.25	1.20			(17.70)
2021	694,402	11.0832	to	14.8784	9,831,200	1.27	1.20			10.02

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
AQ2
2025	731,135	$10.8281	to	$13.2193	$8,186,627	1.24%	1.20%				24.89%
2024	636,143	10.5843	to	8.6698	5,745,785	0.93	1.20				1.69
2023	393,591	10.4087	to	8.5259	3,579,432	1.20	1.20				14.18
2022	298,763	7.4672	to	9.1161	2,430,476	1.80	1.20				(21.97)
2021	183,701	11.6821			2,010,502	3.88	1.20				(2.89)
AS3
2025	11,464,145	13.3877	to	17.2627	158,806,921	1.94	1.20				14.21
2024	9,304,787	15.1153	to	11.7223	113,902,844	1.84	1.20				14.71
2023	6,884,918	13.1769	to	10.2190	74,567,315	2.09	1.20				12.66
2022	5,039,562	9.0704	to	11.6958	49,244,772	2.01	1.20				(14.69)
2021	2,536,551	13.7104			31,697,953	2.05	1.20				13.47
AS6
2025	1,400,202	12.7188	to	20.1994	19,759,130	1.24	1.20				19.89
2024	1,315,042	10.6087	to	16.8483	15,864,429	1.26	1.20				12.02
2023	889,400	9.4705	to	15.0405	10,151,639	0.74	1.20				20.83
2022	733,527	7.8375	to	12.4472	7,347,333	0.49	1.20				(25.82)
2021	430,184	10.5652			6,483,683	0.17	1.20				5.56
AQ3
2025	353,320	11.6081	to	16.8769	4,549,448	0.93	1.20				26.40
2024	332,119	9.1839	to	13.3524	3,447,370	1.11	1.20				504.88
2023	253,072	8.7425	to	12.7106	2,596,299	1.35	1.20				14.29
2022	195,295	7.6494	to	11.1215	1,847,450	1.19	1.20				(23.18)
2021	132,867	9.9579	to	14.4777	1,782,982	0.83	1.20				(1.11)
AX1
2025	1,564,484	12.0729	to	14.9273	19,145,437	1.31	1.20				15.56
2024	1,365,674	10.4476	to	12.9177	14,516,563	1.55	1.20				5.04
2023	1,011,153	9.9465	to	12.2981	10,290,052	1.60	1.20				12.09
2022	545,047	8.8734	to	10.9713	5,027,940	—	1.20				(15.75)
2021	233,724	10.5325			2,700,565	1.31	1.20				5.16
B21
2025	2,396,083	12.6382			30,282,090	2.65	1.20				13.99
2024	1,649,507	11.0868			18,287,797	2.04	1.20				10.02
2023	1,082,849	10.0775			10,911,667	2.29	1.20				13.94
2022	688,267	8.8446			6,087,231	2.53	1.20				(16.05)
2021	230,503	10.5357			2,428,504	6.26	1.20				5.04
B19
2025	672,691	14.5128			9,762,699	—	1.20				10.44
2024	598,418	13.1412			7,864,002	—	1.20				30.34
2023	296,711	10.0820			2,991,267	—	1.20				46.82
2022	209,679	6.8669			1,439,792	—	1.20				(38.56)
2021	64,269	11.1757			718,256	—	1.20				11.50
B20
2025	256,063	14.0960			3,609,484	2.20	1.20				19.87
2024	186,705	11.7596			2,195,595	2.15	1.20				8.38
2023	166,529	10.8501			1,806,755	1.92	1.20				10.66
2022	89,609	9.8053			878,619	1.66	1.20				(5.25)
2021	17,505	10.3486			181,156	0.89	1.20				1.93
B18
2025	10,815,541	23.2713	to	23.1164	251,824,704	3.92	0.65	to	2.10	18.73	to	17.02
2024	12,784,846	19.5994	to	19.7550	255,753,685	1.38	0.65	to	2.10	8.21	to	6.63
2023	14,489,368	18.1117	to	17.8252	275,243,028	2.39	0.65	to	2.35	11.76	to	9.87
2022	16,604,716	16.2057	to	16.2239	287,231,446	—	0.65	to	2.35	(16.62)	to	(18.03)
2021	18,259,602	19.4355	to	19.7927	387,539,634	0.81	0.65	to	2.35	5.72	to	3.93
B22
2025	204,023	14.5480			2,968,182	—	1.20				10.15
2024	155,259	13.2075			2,050,623	—	1.20				29.80
2023	101,672	10.1750			1,034,465	—	1.20				50.65
2022	62,515	6.7539			422,206	—	1.20				(38.99)
2021	25,400	11.0704			281,184	—	1.20				10.51
B23
2025	161,611	9.3914			1,517,434	4.16	1.20				6.34
2024	140,868	8.8316			1,244,028	3.72	1.20				(0.08)
2023	91,451	8.8388			808,194	3.61	1.20				4.17
2022	69,444	8.4852			589,226	2.24	1.20				(15.28)
2021	22,673	10.0161			227,303	0.80	1.20				(0.02)
L33
2025	399,640	10.1523	to	14.3438	4,238,733	0.01	1.20				2.83
2024	335,739	9.8726	to	13.9485	3,512,207	0.33	1.20				8.41
2023	264,025	9.1070	to	12.8669	2,609,168	0.02	1.20				11.28
2022	175,673	8.1842	to	11.5631	1,614,479	0.12	1.20				(26.39)
2021	88,293	11.1190	to	15.7096	1,216,470	0.02	1.20				9.79

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
L34
2025	86,358	$15.4659			$1,335,620	0.28%	1.20%			12.83%
2024	83,608	13.7078			1,146,094	0.47	1.20			20.89
2023	58,919	11.3392			668,054	0.91	1.20			17.97
2022	32,934	9.6121			316,560	0.96	1.20			(13.69)
2021	12,436	11.1371			138,498	0.75	1.20			10.08
L35
2025	149,635	14.9905			2,243,122	2.04	1.20			11.12
2024	134,609	13.4909			1,816,003	1.07	1.20			15.28
2023	117,233	11.7027			1,371,864	2.14	1.20			12.65
2022	97,648	10.3887			1,014,400	1.35	1.20			(9.33)
2021	64,069	11.4573			734,056	1.96	1.20			12.25
C71
2025	251	39.3606	to	37.7390	9,851	1.01	1.65	to	1.85	12.78	to	12.55
2024	268	34.9015	to	34.2145	9,351	0.58	1.65	to	1.75	6.87	to	6.76
2023	383	32.6578	to	32.0467	12,468	0.17	1.65	to	1.75	19.67	to	19.55
2022	3,398	27.2894	to	26.8050	92,683	0.49	1.65	to	1.75	(10.47)	to	(10.56)
2021	3,523	30.4800	to	29.9683	107,322	0.23	1.65	to	1.75	26.69	to	26.56
C59
2025	1,051	39.1164	to	39.1164	41,111	—	1.65	to	1.65	14.23	to	14.23
2024	1,077	35.1578	to	33.6531	36,878	—	1.35	to	1.85	29.55	to	28.89
2023	2,886	27.1386	to	26.1093	76,940	—	1.35	to	1.85	41.24	to	40.54
2022	3,475	19.2139	to	18.5781	65,648	—	1.35	to	1.85	(32.31)	to	(32.65)
2021	3,071	28.3838	to	27.5830	85,976	—	1.35	to	1.85	27.00	to	26.36
C60
2025	1,088,617	42.1082	to	36.5571	41,373,386	—	0.65	to	2.10	15.10	to	13.43
2024	1,267,054	36.5842	to	32.2254	42,348,236	—	0.65	to	2.10	30.15	to	28.25
2023	1,656,505	28.1085	to	25.1268	43,025,241	—	0.65	to	2.10	41.84	to	39.79
2022	2,216,291	19.8166	to	17.9740	40,965,907	—	0.65	to	2.10	(31.98)	to	(32.96)
2021	2,064,095	29.1324	to	26.8124	56,678,746	—	0.65	to	2.10	27.52	to	25.67
C89
2025	5,697	34.3730	to	33.3788	191,010	—	1.35	to	1.65	12.24	to	11.91
2024	5,697	30.6233	to	29.8278	170,610	—	1.35	to	1.65	19.77	to	19.41
2023	2,126	25.5680	to	24.9800	53,611	—	1.35	to	1.65	37.66	to	37.25
2022	2,126	18.5726	to	18.2004	39,014	—	1.35	to	1.65	(28.97)	to	(29.19)
2021	2,122	26.1488	to	25.2651	54,924	—	1.35	to	1.95	16.98	to	16.27
C90
2025	405,268	33.5540	to	31.1854	13,175,253	—	1.35	to	2.10	11.96	to	11.12
2024	460,668	29.9699	to	28.0655	13,404,356	—	1.35	to	2.10	19.47	to	18.57
2023	558,446	25.0848	to	23.6705	13,649,174	—	1.35	to	2.10	37.34	to	36.31
2022	740,594	18.2651	to	17.3655	13,220,856	—	1.35	to	2.10	(29.15)	to	(29.69)
2021	686,346	25.7817	to	24.6977	17,356,850	—	1.35	to	2.10	16.68	to	15.81
C58
2025	162,912	20.3345	to	17.6530	2,988,797	1.77	0.65	to	2.10	36.97	to	34.98
2024	213,971	14.8464	to	13.0769	2,897,782	4.18	0.65	to	2.10	2.56	to	1.06
2023	236,923	13.7138	to	12.9393	3,162,906	1.76	1.35	to	2.10	13.77	to	12.92
2022	287,223	12.0534	to	11.4589	3,385,267	0.76	1.35	to	2.10	(16.05)	to	(16.68)
2021	328,020	14.3985	to	13.7527	4,621,818	1.10	1.30	to	2.10	8.32	to	7.45
C91
2025	503,315	14.8993	to	19.6442	8,605,141	—	1.20			26.44
2024	516,435	11.7835	to	15.5361	7,044,786	—	1.20			11.22
2023	528,425	10.5945	to	13.9685	6,537,985	—	1.20			3.86
2022	453,049	10.2013	to	13.4500	5,458,508	—	1.20			(3.23)
2021	354,669	10.5420	to	13.8992	4,749,647	—	1.20			3.89
C92
2025	2,720,422	13.2224			35,970,447	—	1.20			12.39
2024	1,746,417	11.7646			20,545,869	—	1.20			12.92
2023	1,259,769	10.4181			13,123,565	—	1.20			19.65
2022	781,670	8.7068			6,805,655	—	1.20			(17.86)
2021	285,506	10.5997			3,026,272	—	1.20			5.61
FD7
2025	2,478,534	39.7514	to	30.6909	86,489,563	1.53	0.65	to	2.30	14.21	to	12.33
2024	2,785,018	34.8054	to	27.3219	85,951,349	1.66	0.65	to	2.30	14.87	to	12.97
2023	3,207,858	30.2992	to	24.1861	87,015,206	1.50	0.65	to	2.30	20.45	to	18.47
2022	3,834,583	25.1551	to	20.4150	87,213,498	1.04	0.65	to	2.30	(18.72)	to	(20.05)
2021	4,167,158	30.9479	to	25.5362	117,791,565	0.73	0.65	to	2.30	17.23	to	15.30

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
F24
2025	1,930,280	$69.5886	to	$51.2792	$107,132,689	––%	0.65%	to	2.10%	20.41%	to	18.66%
2024	2,314,283	57.7939	to	43.2135	107,777,218	0.04	0.65	to	2.10	32.58	to	30.64
2023	3,045,303	43.5932	to	31.7768	108,149,079	0.24	0.65	to	2.35	32.26	to	30.02
2022	3,881,752	32.9614	to	24.4400	105,302,012	0.27	0.65	to	2.35	(26.96)	to	(28.20)
2021	3,825,641	45.1308	to	34.0405	143,633,704	0.03	0.65	to	2.35	26.68	to	24.53
F88
2025	57,663	21.6431	to	18.5656	1,141,791	2.98	1.35	to	2.10	8.77	to	7.96
2024	62,749	19.8972	to	17.1974	1,148,220	3.01	1.35	to	2.10	3.72	to	2.94
2023	78,127	19.1828	to	16.7068	1,392,621	3.74	1.35	to	2.10	7.62	to	6.81
2022	84,546	17.8247	to	15.6414	1,406,691	1.92	1.35	to	2.10	(14.82)	to	(15.46)
2021	95,572	20.9266	to	18.5025	1,871,006	0.70	1.35	to	2.10	4.17	to	3.39
FB9
2025	286,493	23.9329	to	20.5298	6,319,973	2.73	1.35	to	2.10	10.15	to	9.32
2024	315,442	21.7270	to	18.7789	6,350,819	2.87	1.35	to	2.10	4.77	to	3.97
2023	359,748	20.7378	to	18.0610	6,957,923	3.39	1.35	to	2.10	9.16	to	8.34
2022	412,267	18.9983	to	16.6712	7,346,741	1.89	1.35	to	2.10	(15.93)	to	(16.57)
2021	484,120	22.5993	to	19.9814	10,300,644	0.78	1.35	to	2.10	5.95	to	5.15
F15
2025	379,762	25.7667	to	22.1027	9,239,346	2.40	1.35	to	2.10	11.47	to	10.64
2024	461,193	23.1145	to	19.9781	10,068,735	2.46	1.35	to	2.10	5.95	to	5.14
2023	589,083	21.8171	to	18.3120	12,251,931	2.90	1.35	to	2.30	10.72	to	9.66
2022	719,443	19.7056	to	16.6983	13,486,987	1.86	1.35	to	2.30	(17.10)	to	(17.89)
2021	814,357	23.7698	to	20.3357	18,476,600	0.80	1.35	to	2.30	7.79	to	6.77
F41
2025	1,324,103	37.8125	to	33.2988	47,955,393	0.23	0.65	to	2.10	10.76	to	9.16
2024	1,518,127	34.1379	to	30.5046	50,150,765	0.33	0.65	to	2.10	16.41	to	14.71
2023	1,898,337	29.3259	to	26.5933	54,432,984	0.37	0.65	to	2.10	14.06	to	12.41
2022	2,189,234	25.7112	to	23.0938	55,540,607	0.26	0.65	to	2.25	(15.52)	to	(16.87)
2021	2,463,448	30.4341	to	27.7791	74,742,720	0.34	0.65	to	2.25	24.49	to	22.51
FE3
2025	5,944,498	24.5728	to	21.5140	139,598,954	1.64	0.65	to	2.10	36.57	to	34.60
2024	8,085,140	17.9922	to	15.9840	140,600,615	1.64	0.65	to	2.10	5.40	to	3.86
2023	9,125,866	17.0703	to	14.7459	152,131,312	—	0.65	to	2.35	9.36	to	7.51
2022	10,303,478	15.6088	to	13.7155	158,539,919	2.07	0.65	to	2.35	(8.76)	to	(10.31)
2021	11,992,814	17.1076	to	15.2916	204,264,220	0.90	0.65	to	2.35	3.76	to	2.00
F17
2025	200,088	12.2327			2,447,615	0.50	1.20			4.43
2024	192,888	11.7133			2,259,352	0.67	1.20			9.07
2023	176,112	10.7388			1,891,115	1.03	1.20			6.47
2022	111,549	10.0865			1,125,111	0.71	1.20			(11.75)
2021	49,568	11.4291			566,514	0.58	1.20			12.46
F18
2025	117,657	12.0087			1,412,911	1.43	1.20			18.10
2024	75,737	10.1680			770,101	1.39	1.20			0.53
2023	62,065	10.1139			627,681	0.70	1.20			15.51
2022	32,524	8.7562			284,774	0.75	1.20			(20.34)
2021	12,290	10.9920			135,097	1.10	1.20			11.77
F19
2025	932,913	10.8752	to	14.4314	10,401,359	2.40	1.20			4.04
2024	913,663	10.4526	to	13.8705	9,878,915	2.31	1.20			4.73
2023	748,251	9.9801	to	13.2435	7,774,077	2.47	1.20			9.19
2022	538,232	9.1401	to	12.1289	5,189,362	1.84	1.20			(13.25)
2021	182,400	10.5362	to	13.9815	2,352,109	1.35	1.20			4.56
L36
2025	89,961	12.0917			1,087,790	2.50	1.20			11.16
2024	89,808	10.8779			976,937	2.32	1.20			10.23
2023	85,209	9.8685			840,839	2.69	1.20			12.91
2022	31,579	8.7401			275,995	2.72	1.20			(15.35)
2021	97	10.3253			1,002	19.54	1.20			2.52
T21
2025	558,268	25.5319	to	21.6784	13,084,403	0.54	1.30	to	2.10	44.37	to	43.22
2024	788,971	17.6845	to	15.1355	12,869,747	3.90	1.30	to	2.10	6.26	to	5.40
2023	918,485	16.6426	to	14.3602	14,153,806	2.07	1.30	to	2.10	11.17	to	10.28
2022	1,027,554	14.9710	to	12.6865	14,310,486	2.58	1.30	to	2.25	(22.99)	to	(23.73)
2021	1,046,664	19.4414	to	16.6331	19,016,638	0.87	1.30	to	2.25	(6.96)	to	(7.85)
S23
2025	121,790	11.4839			1,398,615	0.40	1.20			44.34
2024	84,969	7.9559			675,997	3.56	1.20			6.21
2023	72,970	7.4905			546,534	1.84	1.20			11.19
2022	51,567	6.7363			347,359	1.97	1.20			(22.94)
2021	22,266	8.7411			194,631	0.02	1.20			(13.04)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
T20
2025	1,827,016	$22.9146	to	$22.9895	$47,428,466	2.30%	1.30%	to	2.35%	27.52%	to	26.18%
2024	2,280,003	17.9694	to	18.2197	46,628,097	2.36	1.30	to	2.35	(2.29)	to	(3.33)
2023	2,499,454	18.3910	to	18.8471	52,576,034	3.22	1.30	to	2.35	19.20	to	17.95
2022	3,014,887	15.4292	to	15.9795	53,415,908	2.95	1.30	to	2.35	(8.80)	to	(9.76)
2021	3,561,181	16.9184	to	17.7079	69,499,573	1.81	1.30	to	2.35	2.81	to	1.73
FE6
2025	731,397	22.2971	to	19.2992	15,390,797	1.94	1.30	to	2.10	11.14	to	10.25
2024	868,126	20.0624	to	17.5054	16,476,547	2.04	1.30	to	2.10	7.72	to	6.85
2023	1,006,668	18.6239	to	16.3829	17,785,635	1.46	1.30	to	2.10	13.13	to	12.22
2022	1,128,864	16.4624	to	14.2728	17,666,000	1.64	1.30	to	2.25	(17.09)	to	(17.88)
2021	1,289,505	19.8552	to	17.3796	24,403,221	1.74	1.30	to	2.25	10.23	to	9.19
S18
2025	333,611	11.8568			3,955,593	1.80	1.20			11.18
2024	278,725	10.6644			2,972,459	1.47	1.20			7.57
2023	202,333	9.9136			2,005,729	1.34	1.20			13.26
2022	109,184	8.7533			955,683	1.41	1.20			(17.19)
2021	27,723	10.5708			293,058	0.02	1.20			5.22
T59
2025	193,359	9.9185	to	8.0454	1,617,509	—	0.65	to	2.10	14.81	to	13.15
2024	218,772	8.6388	to	7.1105	1,616,668	—	0.65	to	2.10	(12.00)	to	(13.29)
2023	218,338	9.8174	to	8.0490	1,857,178	—	0.65	to	2.25	2.15	to	0.52
2022	244,194	9.6104	to	8.0069	2,057,984	—	0.65	to	2.25	(5.74)	to	(7.24)
2021	368,313	10.1958	to	8.6323	3,325,426	—	0.65	to	2.25	(5.63)	to	(7.14)
F56
2025	288,920	25.4056	to	27.4594	9,120,763	0.90	1.30	to	2.10	22.22	to	21.24
2024	365,664	20.7865	to	22.6485	9,487,223	0.94	1.30	to	2.10	4.03	to	3.18
2023	409,091	19.9821	to	22.4573	10,273,421	3.36	1.30	to	2.25	19.45	to	18.31
2022	487,083	16.7291	to	18.9814	10,288,499	0.15	1.30	to	2.25	(12.65)	to	(13.48)
2021	549,166	19.1516	to	21.9387	13,321,322	1.10	1.30	to	2.25	3.51	to	2.53
F59
2025	1,535,952	24.2250	to	19.2448	32,190,899	5.05	0.65	to	2.10	11.83	to	10.21
2024	1,778,946	21.6630	to	17.4624	33,669,248	5.24	0.65	to	2.10	6.50	to	4.95
2023	2,055,585	20.3404	to	16.2189	36,915,056	5.16	0.65	to	2.25	7.92	to	6.20
2022	2,287,524	18.8478	to	15.2720	38,469,119	4.85	0.65	to	2.25	(6.09)	to	(7.58)
2021	2,694,045	20.0693	to	16.3995	48,749,838	4.66	0.65	to	2.30	16.00	to	14.09
FF0
2025	2,518,802	12.5364	to	19.2637	31,902,720	4.74	1.20	to	2.05	11.09	to	10.14
2024	2,321,721	11.2852	to	17.4901	26,515,062	4.29	1.20	to	2.05	5.79	to	4.88
2023	1,709,727	10.6680	to	16.6770	18,684,259	4.63	1.20	to	2.05	7.25	to	6.34
2022	1,031,991	9.9467	to	15.6828	10,736,705	4.32	1.20	to	2.05	(6.72)	to	(7.51)
2021	267,149	10.6634	to	16.9570	3,448,458	3.60	1.20	to	2.05	5.92	to	14.21
F54
2025	2,319,889	29.1738	to	31.6486	81,748,724	2.02	0.65	to	2.10	10.79	to	9.19
2024	2,622,629	26.3314	to	28.9849	84,278,961	1.94	0.65	to	2.10	10.54	to	8.93
2023	3,040,585	23.8200	to	25.9664	89,410,504	1.85	0.65	to	2.25	12.73	to	10.93
2022	3,428,916	21.1304	to	23.4071	90,351,817	1.78	0.65	to	2.25	(8.03)	to	(9.50)
2021	4,071,384	22.9756	to	25.6069	117,898,051	2.86	0.65	to	2.30	18.39	to	16.44
FG8
2025	118,269	12.8091	to	23.9880	1,567,155	1.97	1.20	to	2.05	10.12	to	9.18
2024	106,820	11.6322	to	21.9713	1,294,869	1.76	1.20	to	2.05	9.82	to	8.87
2023	95,257	10.5923	to	20.1804	1,077,220	2.01	1.20	to	2.05	11.96	to	11.01
2022	57,635	9.4608	to	18.1793	614,340	2.18	1.20	to	2.05	(8.57)	to	(9.35)
2021	15,824	10.3481	to	20.0549	259,478	2.69	1.20	to	2.05	1.82	to	16.64
S21
2025	475,884	13.6437			6,492,886	0.73	1.20			10.33
2024	427,678	12.3667			5,289,024	0.91	1.20			9.35
2023	365,272	11.3095			4,130,834	0.84	1.20			10.65
2022	246,158	10.2211			2,515,906	0.82	1.20			(11.75)
2021	62,948	11.5814			729,020	0.01	1.20			14.00
F53
2025	222,849	38.2002	to	52.7113	12,977,426	1.10	0.65	to	2.10	6.95	to	5.41
2024	257,938	35.7161	to	50.0083	14,175,146	0.95	0.65	to	2.10	10.97	to	9.35
2023	306,209	32.1842	to	45.7312	15,346,683	0.53	0.65	to	2.10	12.02	to	10.40
2022	358,952	28.7320	to	41.4247	16,235,834	0.96	0.65	to	2.10	(10.65)	to	(11.94)
2021	433,934	32.1558	to	45.6536	22,225,104	0.97	0.65	to	2.30	24.55	to	22.50

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
FJ9
2025	372,926	$11.7393	to	$31.0988	$4,454,028	0.98%	1.20%	to	2.05%	6.20%	to	5.30%
2024	277,706	11.0538	to	29.5345	3,155,776	0.65	1.20	to	2.05	10.26	to	9.31
2023	199,784	10.0255	to	27.0194	2,121,744	0.44	1.20	to	2.05	11.33	to	10.38
2022	114,489	9.0053	to	24.4781	1,162,187	0.94	1.20	to	2.05	(11.18)	to	(11.94)
2021	62,003	10.1392	to	27.7969	804,810	0.55	1.20	to	2.05	(0.67)	to	22.62
T28
2025	398,558	14.4284	to	13.8340	5,970,486	4.80	0.65	to	2.10	6.55	to	5.00
2024	446,393	13.5416	to	13.1747	6,344,841	4.53	0.65	to	2.10	3.34	to	1.83
2023	515,004	13.1039	to	12.6109	7,154,255	4.49	0.65	to	2.25	7.48	to	5.77
2022	596,366	12.1918	to	11.9231	7,778,476	4.32	0.65	to	2.25	(11.33)	to	(12.74)
2021	675,496	13.7497	to	13.6645	10,056,531	3.38	0.65	to	2.25	1.45	to	(0.17)
FJ0
2025	3,863	12.7049	to	11.4828	46,167	4.52	1.35	to	2.05	5.61	to	4.87
2024	4,254	12.0300	to	10.9497	48,351	4.41	1.35	to	2.05	2.57	to	1.85
2023	5,375	11.7283	to	10.7512	60,317	4.34	1.35	to	2.05	6.54	to	5.79
2022	5,696	11.0087	to	10.1627	60,198	4.21	1.35	to	2.05	(12.04)	to	(12.66)
2021	7,012	12.5158	to	11.6356	84,961	3.80	1.35	to	2.05	0.68	to	(0.02)
G03
2025	177,034	15.9016	to	21.3880	3,606,218	0.49	1.20			14.11
2024	178,111	13.9360	to	18.7441	3,199,938	0.42	1.20			26.46
2023	190,093	11.0199	to	14.8220	2,728,599	0.46	1.20			22.11
2022	196,257	9.0243	to	12.1379	2,313,239	0.61	1.20			(20.86)
2021	184,093	11.4033	to	15.3376	2,813,038	0.88	1.20			12.55
V35
2025	84,253	43.1609	to	37.6959	3,402,488	0.22	1.35	to	2.10	19.13	to	18.24
2024	98,954	36.2295	to	31.8820	3,371,869	0.75	1.35	to	2.10	28.33	to	27.36
2023	114,315	28.2312	to	25.0334	3,051,112	0.35	1.35	to	2.10	13.74	to	12.89
2022	148,325	24.8203	to	22.1753	3,486,759	0.43	1.35	to	2.10	(4.17)	to	(4.89)
2021	183,601	25.9001	to	23.3154	4,544,009	0.23	1.35	to	2.10	25.91	to	24.96

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
V13
2025	432,393	$48.0267	to	$31.2220	$14,633,345	1.41%	0.65%	to	2.10%	16.38%	to	14.70%
2024	552,018	41.2665	to	27.2215	16,215,671	1.44	0.65	to	2.10	14.12	to	12.45
2023	673,014	36.1618	to	24.2078	17,539,209	1.48	0.65	to	2.10	11.37	to	9.76
2022	816,424	32.4702	to	22.0553	19,254,849	1.30	0.65	to	2.10	0.19	to	(1.26)
2021	982,333	32.4079	to	22.3360	23,348,042	1.55	0.65	to	2.10	32.18	to	30.27
AB3
2025	212,942	9.4324	to	10.8314	2,100,061	4.17	1.20			5.68
2024	221,440	8.9251	to	10.2488	2,106,986	3.35	1.20			1.48
2023	140,646	8.7946	to	10.0990	1,354,997	2.52	1.20			4.58
2022	125,118	8.4091	to	9.6563	1,168,970	0.56	1.20			(15.70)
2021	121,115	9.9751	to	11.4546	1,352,173	2.02	1.20			(0.20)
V11
2025	7,566,728	32.3859	to	26.7534	133,716,014	1.92	0.65	to	2.10	11.79	to	10.17
2024	6,399,166	28.9712	to	24.2843	112,360,638	1.55	0.65	to	2.10	11.18	to	9.55
2023	5,122,809	26.0590	to	22.1671	90,226,162	1.67	0.65	to	2.10	9.52	to	7.94
2022	4,763,445	23.7929	to	20.5362	84,706,784	1.47	0.65	to	2.10	(8.31)	to	(9.64)
2021	4,024,877	25.9499	to	22.7268	91,091,678	1.64	0.65	to	2.10	17.58	to	15.88
AC1
2025	65,757	20.1224	to	18.0542	1,260,370	1.14	1.35	to	2.10	14.67	to	13.80
2024	81,888	17.5488	to	15.8645	1,376,388	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	86,363	17.7293	to	16.1503	1,470,396	—	1.35	to	2.10	16.28	to	15.41
2022	114,707	15.2465	to	13.9937	1,681,151	1.41	1.35	to	2.10	(19.60)	to	(20.21)
2021	126,045	18.9635	to	17.5372	2,304,802	1.06	1.35	to	2.10	4.18	to	3.40
V17
2025	564,365	10.6045			5,984,736	—	1.20			3.28
2024	479,913	10.2674			4,927,405	—	1.20			22.43
2023	396,535	8.3866			3,325,303	—	1.20			11.50
2022	237,830	7.5213			1,788,739	—	1.20			(31.95)
2021	44,675	11.0534			493,812	—	1.20			10.58
V19
2025	80,683	14.0327			1,132,219	1.41	1.20			14.06
2024	85,469	12.3034			1,051,576	1.60	1.20			11.60
2023	87,956	11.0247			969,630	2.09	1.20			7.47
2022	54,755	10.2581			561,662	2.57	1.20			(3.10)
2021	4,671	10.5858			49,444	2.78	1.20			4.04
V20
2025	1,287,602	13.1560			16,939,886	1.55	1.20			9.50
2024	853,075	12.0147			10,249,524	1.31	1.20			11.11
2023	685,426	10.8134			7,411,406	1.35	1.20			12.08
2022	450,080	9.6483			4,342,342	1.28	1.20			(13.11)
2021	32,058	11.1039			355,974	1.38	1.20			9.15
V21[6]
2022	—	9.8766			—	1.90	1.20			(13.46)
2021	102,864	11.4133			1,174,022	1.67	1.20			13.38
MV1
2025	12,546,174	13.2869			166,699,669	1.77	1.20			13.45
2024	10,720,060	11.7119			125,552,075	1.55	1.20			13.76
2023	7,784,769	10.2954			80,142,473	2.00	1.20			13.76
2022	4,809,518	9.0501			43,525,126	1.30	1.20			(17.61)
2021	872,941	10.9850			9,589,244	0.78	1.20			9.59
MV2
2025	569,657	12.4627			7,099,530	0.05	1.20			6.13
2024	462,029	11.7429			5,425,622	0.47	1.20			13.93
2023	279,775	10.3070			2,883,506	0.12	1.20			16.37
2022	167,243	8.8571			1,481,238	0.09	1.20			(17.15)
2021	32,883	10.6907			351,540	—	1.20			6.00
MV3
2025	1,084,209	16.4451			17,830,164	—	1.20			23.35
2024	837,922	13.3322			11,171,524	—	1.20			30.17
2023	638,774	10.2423			6,542,272	—	1.20			52.44
2022	443,688	6.7191			2,981,067	—	1.20			(37.88)
2021	102,202	10.8156			1,105,376	—	1.20			9.14
MV4
2025	181,251	12.4744			2,261,005	0.71	1.20			5.02
2024	136,397	11.8779			1,620,126	0.76	1.20			11.44
2023	122,082	10.6584			1,301,129	1.03	1.20			9.78
2022	86,194	9.7088			836,810	1.50	1.20			(6.90)
2021	16,574	10.4284			172,842	0.63	1.20			2.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
J88
2025	2,668,154	$12.0189	to	$9.7495	$27,919,263	3.27%	0.65%	to	2.10%	6.45%	to	4.91%
2024	3,056,899	11.2905	to	9.2933	30,334,718	4.01	0.65	to	2.10	0.79	to	(0.68)
2023	3,228,763	11.2019	to	9.3572	32,112,116	3.27	0.65	to	2.10	4.97	to	3.45
2022	3,152,154	10.6714	to	9.0448	30,174,387	1.84	0.65	to	2.10	(13.30)	to	(14.56)
2021	3,684,665	12.3086	to	10.5856	41,005,068	1.69	0.65	to	2.10	(2.30)	to	(3.72)
JF1[7]
2023	—	8.8375			—	—	1.20			5.24
2022	87,069	8.3971			731,101	0.94	1.20			(18.81)
2021	23,039	10.3419			238,263	—	1.20			2.92
JF08
2023	—	9.2623	to	10.6864	—	—	1.20			3.81
2022	95,543	8.9211	to	10.2939	884,945	3.96	1.20			(13.55)
2021	40,895	10.3195	to	11.9074	463,590	0.28	1.20			2.46
J94
2025	234,852	67.0465	to	54.3907	13,680,802	0.25	0.65	to	2.10	13.51	to	11.87
2024	268,428	59.0644	to	48.6196	13,889,344	0.35	0.65	to	2.10	22.87	to	21.08
2023	294,208	48.0700	to	40.1559	12,523,127	1.25	0.65	to	2.10	26.02	to	24.20
2022	320,798	38.1449	to	32.3318	10,947,842	0.22	0.65	to	2.10	(19.42)	to	(20.58)
2021	365,296	47.3369	to	40.7123	15,626,632	0.54	0.65	to	2.10	28.17	to	26.32
L11
2025	1,172,093	16.9742	to	14.6844	18,645,309	2.69	0.65	to	2.10	40.85	to	38.81
2024	1,638,108	12.0515	to	10.5789	18,704,244	3.28	0.65	to	2.10	6.73	to	5.17
2023	1,930,479	11.2915	to	9.6629	20,868,196	4.67	0.65	to	2.35	21.48	to	19.43
2022	2,349,690	9.2949	to	8.0911	21,108,283	3.22	0.65	to	2.35	(15.67)	to	(17.10)
2021	2,605,638	11.0216	to	9.7596	28,047,671	1.80	0.65	to	2.35	4.78	to	3.00
L42
2025	55,280	11.6706	to	12.7085	650,291	1.11	1.20			14.34
2024	39,337	10.2068	to	11.1146	406,220	—	1.20			7.29
2023	36,842	9.5135	to	10.4101	355,060	—	1.20			949.00
2022	35,539	8.6889	to	9.4616	313,241	0.08	1.20			(18.36)
2021	16,613	10.6432	to	11.5898	182,299	4.16	1.20			6.33
L16
2025	523,674	10.3170	to	11.7471	5,577,231	5.95	1.20			7.03
2024	543,394	9.6393	to	10.9755	5,405,225	5.45	1.20			5.43
2023	449,391	9.1427	to	10.4101	4,287,250	5.74	1.20			5.28
2022	340,856	8.6842	to	9.8879	3,095,143	4.86	1.20			(13.84)
2021	263,842	10.0795	to	11.4767	2,842,314	6.09	1.20			0.52
L18
2025	287,826	57.4622	to	42.0504	13,898,960	—	1.30	to	2.35	11.48	to	10.30
2024	322,140	51.5467	to	38.1223	14,020,270	—	1.30	to	2.35	28.90	to	27.53
2023	438,186	39.9902	to	29.8925	14,898,825	—	1.30	to	2.35	9.24	to	8.09
2022	480,145	36.6076	to	27.6540	15,008,904	—	1.30	to	2.35	(33.41)	to	(34.11)
2021	467,657	54.9715	to	41.9680	22,030,651	—	1.30	to	2.35	5.08	to	3.97
L17
2025	501,072	37.5328	to	39.6701	21,621,747	0.41	0.65	to	2.10	13.55	to	11.90
2024	574,851	33.0542	to	35.4499	22,111,126	0.68	0.65	to	2.10	15.89	to	14.19
2023	699,255	28.5231	to	31.0439	23,522,191	0.56	0.65	to	2.10	13.89	to	12.25
2022	817,249	25.0440	to	27.6569	24,384,323	1.02	0.65	to	2.10	(12.55)	to	(13.82)
2021	930,958	28.6391	to	31.2187	32,114,142	0.78	0.65	to	2.25	26.49	to	24.47
L19
2025	209,056	10.5076			2,196,670	4.54	1.20			4.63
2024	191,799	10.0423			1,926,084	4.45	1.20			3.87
2023	168,860	9.6681			1,632,442	4.93	1.20			3.80
2022	127,971	9.3145			1,191,944	3.81	1.20			(6.19)
2021	51,641	9.9295			512,766	6.17	1.20			(0.80)
M07
2025	10,257,552	21.0653	to	19.3018	208,989,543	2.68	1.15	to	1.85	9.89	to	9.12
2024	11,652,292	19.1699	to	17.6891	216,813,850	2.46	1.15	to	1.85	6.50	to	5.75
2023	13,434,634	17.9992	to	16.7272	235,205,012	2.04	1.15	to	1.85	9.18	to	8.41
2022	15,221,999	16.5036	to	15.4289	244,855,536	1.69	1.15	to	1.85	(10.61)	to	(11.24)
2021	16,787,920	18.4624	to	17.3837	302,630,577	1.78	1.15	to	1.85	12.82	to	12.01
M35
2025	9,399,206	21.7468	to	17.5843	175,692,308	2.52	0.65	to	2.35	10.20	to	8.33
2024	10,865,153	19.7349	to	16.2328	187,404,052	2.30	0.65	to	2.35	6.76	to	4.93
2023	12,160,294	18.4858	to	15.4701	199,351,185	1.82	0.65	to	2.35	9.50	to	7.65
2022	13,900,870	16.8814	to	14.3706	211,768,681	1.47	0.65	to	2.35	(10.42)	to	(11.94)
2021	15,409,374	18.8458	to	16.3194	266,307,528	1.60	0.65	to	2.35	13.10	to	11.18

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M31
2025	1,665,511	$44.2389	to	$39.8533	$145,569,769	—%	1.00%	to	1.85%	11.08%	to	10.13%
2024	1,942,774	39.8279	to	36.1876	152,424,162	—	1.00	to	1.85	30.14	to	29.03
2023	2,298,822	30.6033	to	28.0469	136,834,471	—	1.00	to	1.85	34.51	to	33.37
2022	2,597,890	22.7514	to	21.0294	114,428,694	—	1.00	to	1.85	(32.32)	to	(32.89)
2021	2,848,419	33.6147	to	31.3373	186,951,578	—	1.00	to	1.85	22.30	to	21.26
M80
2025	523,734	70.7692	to	57.4103	24,274,458	—	0.65	to	2.10	11.18	to	9.57
2024	538,943	63.6538	to	52.3970	24,022,161	—	0.65	to	2.10	30.29	to	28.39
2023	526,441	48.8542	to	40.8107	21,386,985	—	0.65	to	2.10	34.63	to	32.69
2022	486,632	36.2873	to	30.7569	17,432,686	—	0.65	to	2.10	(32.25)	to	(33.23)
2021	420,101	53.5587	to	80.1315	25,414,922	—	0.65	to	2.25	22.44	to	20.48
M10
2025	24,111	14.3054			344,922	0.61	1.20			11.97
2024	22,140	12.7764			282,869	0.39	1.20			17.78
2023	17,662	10.8473			191,575	0.49	1.20			17.25
2022	11,796	9.2516			109,131	0.45	1.20			(17.68)
2021	4,596	11.2390			51,656	0.57	1.20			11.50
MF1
2025	720,026	23.8289	to	19.8548	15,933,617	—	1.15	to	1.85	2.48	to	1.75
2024	814,521	23.2513	to	19.5124	17,632,962	—	1.15	to	1.85	13.41	to	12.59
2023	957,870	20.4443	to	17.3302	18,302,362	—	1.15	to	1.85	19.93	to	19.09
2022	1,066,096	17.0935	to	14.5516	17,017,143	—	1.15	to	1.85	(29.51)	to	(30.01)
2021	1,207,205	24.2491	to	20.7912	27,387,599	—	1.15	to	1.85	12.81	to	12.01
M41
2025	1,190,793	30.7801	to	48.4747	27,542,547	—	1.15	to	2.10	2.21	to	1.24
2024	1,088,194	30.1139	to	47.8810	26,912,173	—	1.15	to	2.10	13.12	to	12.03
2023	935,859	26.6213	to	42.2764	25,349,555	—	1.15	to	2.15	19.59	to	18.39
2022	950,294	22.2609	to	34.6262	23,361,179	—	1.15	to	2.30	(29.61)	to	(30.42)
2021	833,837	31.6251	to	49.7645	32,057,195	—	1.15	to	2.30	12.57	to	11.27
M05
2025	1,302,308	24.6481	to	22.3523	30,519,359	—	1.00	to	1.85	11.83	to	10.88
2024	1,509,863	22.0399	to	20.1586	31,771,382	—	1.00	to	1.85	5.65	to	4.74
2023	1,775,607	20.8615	to	19.2461	35,515,514	—	1.00	to	1.85	13.27	to	12.31
2022	1,971,825	18.4170	to	17.1365	34,977,512	—	1.00	to	1.85	(30.46)	to	(31.05)
2021	2,195,487	26.4836	to	24.8539	56,250,892	—	1.00	to	1.85	0.78	to	(0.08)
M42
2025	1,162,708	33.6392	to	26.8551	26,298,972	—	0.65	to	2.35	11.83	to	9.93
2024	1,280,526	30.0812	to	24.4290	26,697,088	—	0.65	to	2.35	5.74	to	3.93
2023	1,507,837	28.4486	to	23.5054	30,058,199	—	0.65	to	2.35	13.51	to	11.59
2022	1,583,325	25.0618	to	21.0634	29,122,159	—	0.65	to	2.35	(30.45)	to	(31.63)
2021	1,481,629	36.0338	to	30.8074	40,478,580	—	0.65	to	2.35	0.91	to	(0.80)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M89
2025	21,791,464	$12.9135	to	$10.4752	$245,372,497	4.21%	0.65%	to	2.10%	6.25%	to	4.71%
2024	24,530,144	12.1541	to	10.0042	262,488,302	4.05	0.65	to	2.10	1.66	to	0.18
2023	27,354,728	11.9554	to	9.9235	290,816,491	2.99	0.65	to	2.15	6.44	to	4.84
2022	29,753,614	11.2325	to	9.3587	300,117,887	2.43	0.65	to	2.25	(14.74)	to	(16.10)
2021	33,841,637	13.1744	to	11.0961	404,255,630	2.48	0.65	to	2.30	(1.71)	to	(3.33)
M82
2025	2,068,573	45.5008	to	37.5516	82,192,145	0.16	0.65	to	2.10	11.84	to	10.22
2024	2,313,844	40.6854	to	34.0682	83,081,644	0.37	0.65	to	2.10	17.79	to	16.06
2023	2,800,574	34.5420	to	29.3531	86,295,449	0.25	0.65	to	2.10	21.33	to	19.58
2022	3,345,247	28.4693	to	24.5474	85,822,601	0.20	0.65	to	2.10	(17.97)	to	(19.16)
2021	3,704,273	34.7048	to	30.3638	117,052,638	0.33	0.65	to	2.10	23.71	to	21.91
M44
2025	3,410,485	18.9058	to	17.4219	62,369,332	2.87	1.15	to	1.85	13.70	to	12.89
2024	3,921,983	16.6277	to	15.4324	63,421,711	2.28	1.15	to	1.85	10.38	to	9.59
2023	4,592,558	15.0642	to	14.0823	67,435,995	3.51	1.15	to	1.85	(3.22)	to	(3.91)
2022	5,338,626	15.5654	to	14.6551	81,251,500	2.39	1.15	to	1.85	(0.39)	to	(1.10)
2021	5,904,934	15.6263	to	14.8176	90,458,399	1.73	1.15	to	1.85	12.79	to	11.99
M40
2025	1,930,875	18.6758	to	16.4547	32,177,537	2.71	1.00	to	2.10	13.61	to	12.36
2024	2,186,019	16.4382	to	14.6444	32,605,293	2.03	1.00	to	2.10	10.22	to	9.00
2023	2,469,252	14.9135	to	13.2457	33,842,646	3.28	1.00	to	2.25	(3.30)	to	(4.51)
2022	2,534,433	15.4230	to	13.8713	36,436,059	2.21	1.00	to	2.25	(0.52)	to	(1.76)
2021	2,943,180	15.5040	to	14.1203	43,411,865	1.52	1.00	to	2.25	12.69	to	11.28
M83
2025	5,444,335	24.4444	to	29.4193	149,107,500	1.59	1.15	to	2.35	11.73	to	10.38
2024	6,252,302	21.8787	to	26.6540	153,940,769	1.62	1.15	to	2.35	10.33	to	8.98
2023	7,234,963	19.8300	to	24.4566	162,343,958	1.64	1.15	to	2.35	6.71	to	5.42
2022	8,108,114	18.5836	to	23.1995	170,707,884	1.38	1.15	to	2.35	(6.98)	to	(8.10)
2021	9,172,645	19.9774	to	25.2445	210,909,834	1.31	1.15	to	2.35	24.03	to	22.52
M08
2025	2,580,822	35.6743	to	29.4415	71,862,838	1.38	0.65	to	2.10	12.03	to	10.41
2024	2,926,107	31.8423	to	26.6653	73,802,727	1.43	0.65	to	2.10	10.63	to	9.01
2023	3,332,985	28.7839	to	24.4616	77,148,204	1.40	0.65	to	2.10	6.94	to	5.39
2022	3,696,576	26.9169	to	22.7393	81,030,323	1.15	0.65	to	2.30	(6.75)	to	(8.28)
2021	4,368,929	28.8656	to	24.7934	104,521,906	1.15	0.65	to	2.30	24.35	to	22.30
MB6
2025	2,638,168	92.9643	to	47.3143	224,734,108	1.02	1.15	to	1.85	14.78	to	13.96
2024	3,099,418	80.9944	to	41.5175	230,735,836	1.00	1.15	to	1.85	24.06	to	23.17
2023	3,665,833	65.2853	to	33.7068	218,816,484	1.41	1.15	to	1.85	27.07	to	26.17
2022	4,281,405	51.3783	to	26.7161	201,501,244	1.11	1.15	to	1.85	(16.96)	to	(17.55)
2021	4,871,706	35.9098	to	32.4026	277,408,439	1.09	1.15	to	1.85	28.04	to	27.14
MB7
2025	594,238	63.8035	to	58.7245	39,855,837	0.76	1.00	to	2.35	14.66	to	13.11
2024	693,204	55.6449	to	51.9157	40,798,023	0.76	1.00	to	2.35	23.92	to	22.23
2023	873,443	44.9048	to	42.4732	42,118,942	1.07	1.00	to	2.35	26.93	to	25.22
2022	1,100,128	35.3786	to	33.9191	42,091,993	0.85	1.00	to	2.35	(17.04)	to	(18.16)
2021	1,230,815	42.6452	to	41.4447	56,959,965	0.90	1.00	to	2.35	27.89	to	26.17
MC0
2025	1,007,648	27.7755	to	22.6267	25,566,343	4.96	1.15	to	1.85	6.34	to	5.58
2024	1,101,973	26.1200	to	21.4306	26,400,797	3.85	1.15	to	1.85	1.82	to	1.09
2023	1,273,633	25.6533	to	21.1999	30,074,308	3.93	1.15	to	1.85	7.87	to	7.11
2022	1,427,191	23.7811	to	19.7933	31,337,326	3.35	1.15	to	1.85	(17.31)	to	(17.90)
2021	1,634,523	28.7586	to	24.1074	43,565,677	2.89	1.15	to	1.85	(2.52)	to	(3.22)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA0
2025	3,494,947	$14.9223	to	$14.8721	$67,950,761	4.66%	0.65%	to	2.30%	6.61%	to	4.85%
2024	3,950,043	13.9973	to	14.1838	72,752,397	3.73	0.65	to	2.30	2.03	to	0.33
2023	4,362,277	13.7191	to	14.1366	79,513,159	3.77	0.65	to	2.30	8.19	to	6.41
2022	4,606,685	12.6808	to	13.2850	78,378,677	3.04	0.65	to	2.30	(17.16)	to	(18.53)
2021	5,223,179	15.3082	to	16.3058	108,364,502	2.65	0.65	to	2.30	(2.30)	to	(3.91)
MC2
2025	1,300,154	86.3473	to	51.8722	85,269,648	0.45	1.15	to	1.85	11.22	to	10.43
2024	1,512,293	77.6332	to	46.9714	89,444,432	0.59	1.15	to	1.85	18.73	to	17.88
2023	1,739,623	65.3860	to	39.8472	87,124,693	0.54	1.15	to	1.85	21.74	to	20.88
2022	1,989,921	53.7080	to	32.9643	81,815,665	0.31	1.15	to	1.85	(18.21)	to	(18.79)
2021	2,234,340	65.6662	to	40.5924	112,778,430	0.43	1.15	to	1.85	23.89	to	23.00
MC1
2025	1,283,722	59.9170	to	42.5217	44,425,517	0.22	0.65	to	2.10	11.49	to	9.88
2024	1,447,426	53.7403	to	38.6999	46,610,226	0.39	0.65	to	2.10	19.09	to	17.35
2023	1,685,893	45.1270	to	32.9758	46,626,408	0.32	0.65	to	2.10	22.00	to	20.23
2022	1,856,132	36.9900	to	27.4262	43,673,561	0.09	0.65	to	2.10	(18.02)	to	(19.21)
2021	1,978,824	45.1206	to	33.9463	57,493,057	0.28	0.65	to	2.10	24.24	to	22.44
MC3
2025	240,370	43.2866	to	34.8206	9,914,640	2.11	1.00	to	1.85	32.31	to	31.19
2024	277,979	32.7152	to	26.5426	8,713,170	2.31	1.00	to	1.85	10.49	to	9.54
2023	343,257	29.6099	to	24.2314	9,769,188	1.44	1.00	to	1.85	9.79	to	8.86
2022	381,235	26.9692	to	22.2594	9,929,839	4.10	1.00	to	1.85	(20.52)	to	(21.20)
2021	410,914	33.9318	to	28.2467	13,519,187	0.48	1.00	to	1.85	(7.68)	to	(8.47)
MA1
2025	414,480	14.7495	to	18.5355	9,636,619	1.88	0.65	to	2.10	32.49	to	30.57
2024	544,633	11.1329	to	14.1961	9,507,534	2.17	0.65	to	2.10	10.58	to	8.97
2023	669,421	10.0673	to	13.0277	10,553,876	1.14	0.65	to	2.10	9.99	to	8.40
2022	755,540	9.1531	to	12.0183	10,840,337	3.85	0.65	to	2.10	(20.46)	to	(21.62)
2021	805,231	11.5081	to	14.8351	14,792,442	0.26	0.65	to	2.30	(7.63)	to	(9.15)
MC4
2025	258,135	14.8893	to	12.0290	3,800,731	1.76	1.00	to	1.85	5.48	to	4.58
2024	289,560	14.1162	to	11.5024	4,083,436	—	1.00	to	1.85	(5.50)	to	(6.31)
2023	324,296	14.9380	to	12.2776	4,884,763	—	1.00	to	1.85	1.30	to	0.44
2022	364,186	14.7458	to	12.2235	5,548,730	1.48	1.00	to	1.85	(18.06)	to	(18.76)
2021	419,083	17.9955	to	15.0453	7,790,953	2.29	1.00	to	1.85	(8.35)	to	(9.13)
MC5
2025	45,039	13.1878	to	11.0977	520,679	1.53	1.15	to	1.85	5.10	to	4.36
2024	48,521	12.5483	to	10.6341	535,394	—	1.15	to	1.85	(5.87)	to	(6.53)
2023	41,539	13.3301	to	11.3772	491,541	—	1.15	to	1.85	0.85	to	0.14
2022	44,808	13.2184	to	11.3613	530,405	1.24	1.15	to	1.85	(18.33)	to	(18.90)
2021	53,285	16.1852	to	14.0095	774,351	2.13	1.15	to	1.85	(8.78)	to	(9.42)
MC6
2025	479,247	82.6578	to	34.1234	35,240,804	0.34	1.15	to	1.85	6.45	to	5.70
2024	542,289	77.6466	to	32.2844	37,105,916	0.33	1.15	to	1.85	9.79	to	9.00
2023	613,110	70.7222	to	29.6179	38,522,759	0.14	1.15	to	1.85	19.61	to	18.77
2022	701,694	59.1254	to	24.9382	36,937,950	0.19	1.15	to	1.85	(20.03)	to	(20.60)
2021	771,960	73.9333	to	31.4073	51,158,158	0.08	1.15	to	1.85	17.17	to	16.34

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MC7
2025	595,642	$51.6362	to	$52.9923	$10,495,510	0.12%	1.15%	to	2.10%	6.19%	to	5.18%
2024	550,563	48.6246	to	50.3810	9,383,680	0.14	1.15	to	2.10	9.50	to	8.45
2023	528,698	44.4075	to	46.4574	8,452,379	—	1.15	to	2.10	19.31	to	18.18
2022	432,133	37.2193	to	39.3102	6,461,882	—	1.15	to	2.10	(20.24)	to	(21.00)
2021	326,798	46.6648	to	49.7595	7,107,507	—	1.15	to	2.10	16.85	to	15.74
MC8
2025	1,086,563	54.4954	to	25.8448	62,821,285	0.92	1.15	to	1.85	15.03	to	14.21
2024	1,300,417	47.3738	to	22.6282	64,635,980	1.04	1.15	to	1.85	13.89	to	13.08
2023	1,530,936	41.5951	to	20.0117	66,192,576	0.94	1.15	to	1.85	17.93	to	17.09
2022	1,752,984	35.2724	to	17.0910	63,911,599	0.58	1.15	to	1.85	(18.61)	to	(19.19)
2021	1,946,201	43.3357	to	21.1484	87,548,726	0.56	1.15	to	1.85	17.16	to	16.32
MC9
2025	83,796	38.1082	to	41.2783	3,256,759	0.70	1.15	to	2.10	14.73	to	13.64
2024	93,320	33.2145	to	36.3230	3,205,773	0.80	1.15	to	2.10	13.62	to	12.53
2023	106,847	29.2332	to	32.2788	3,284,667	0.66	1.15	to	2.10	17.61	to	16.49
2022	122,168	24.8568	to	27.7093	3,218,051	0.30	1.15	to	2.10	(18.82)	to	(19.59)
2021	137,169	30.6205	to	34.4621	4,482,978	0.35	1.15	to	2.10	16.84	to	15.73
MD0
2025	607,919	42.2749	to	25.1422	23,299,908	5.90	1.15	to	1.85	14.16	to	13.35
2024	675,534	37.0309	to	22.1812	23,117,146	0.75	1.15	to	1.85	3.80	to	3.05
2023	826,983	35.6756	to	21.5239	27,273,626	0.43	1.15	to	1.85	8.38	to	7.61
2022	932,759	32.9165	to	20.0012	28,310,604	2.16	1.15	to	1.85	(8.25)	to	(8.90)
2021	1,019,553	35.8776	to	21.9564	34,024,392	0.99	1.15	to	1.85	1.62	to	0.89
M92
2025	16,940,590	18.7786	to	15.4867	283,979,093	5.89	0.65	to	2.10	14.46	to	12.80
2024	19,944,489	16.4065	to	13.7293	295,937,578	0.52	0.65	to	2.10	4.00	to	2.48
2023	22,885,875	15.7760	to	13.3975	330,579,653	0.15	0.65	to	2.10	8.64	to	7.07
2022	26,396,039	14.5214	to	12.5129	354,513,553	1.88	0.65	to	2.10	(8.04)	to	(9.37)
2021	30,686,068	15.7916	to	13.8071	452,982,266	0.77	0.65	to	2.10	1.92	to	0.44
M96
2025	1,938,271	20.1462	to	14.6143	36,976,621	4.20	1.15	to	1.85	5.77	to	5.02
2024	2,331,066	19.0468	to	13.9158	42,096,261	3.52	1.15	to	1.85	(0.38)	to	(1.10)
2023	2,548,982	19.1199	to	14.0702	46,162,424	1.50	1.15	to	1.85	2.96	to	2.23
2022	2,801,829	18.5696	to	13.7630	49,232,640	2.03	1.15	to	1.85	(13.25)	to	(13.87)
2021	3,218,442	21.4068	to	15.9794	65,090,263	2.16	1.15	to	1.85	(3.01)	to	(3.70)
MD2
2025	7,466,297	10.9449	to	9.9544	90,773,043	4.04	0.65	to	2.35	5.94	to	4.14
2024	8,206,003	10.3311	to	9.5584	95,156,533	3.37	0.65	to	2.35	(0.13)	to	(1.84)
2023	8,471,324	10.3446	to	9.7375	99,366,090	1.23	0.65	to	2.35	3.18	to	1.44
2022	8,882,201	10.0254	to	9.5996	102,071,534	1.71	0.65	to	2.35	(13.02)	to	(14.49)
2021	10,271,732	11.5256	to	11.2262	137,119,763	1.98	0.65	to	2.35	(2.78)	to	(4.43)
MA6
2025	733,803	30.0630	to	24.2451	24,143,786	6.63	1.00	to	1.85	7.56	to	6.64
2024	877,597	27.9498	to	22.7345	26,575,915	6.04	1.00	to	1.85	5.85	to	4.94
2023	1,022,975	26.4055	to	21.6644	29,462,737	5.83	1.00	to	1.85	11.29	to	10.34
2022	1,162,540	23.7271	to	19.6337	30,575,876	5.42	1.00	to	1.85	(11.41)	to	(12.16)
2021	1,368,575	26.7820	to	22.3516	40,717,957	4.83	1.00	to	1.85	2.45	to	1.58
MA3
2025	755,137	29.1801	to	20.3148	19,635,051	6.45	1.15	to	2.35	7.23	to	5.94
2024	852,743	27.2134	to	19.1758	20,783,554	5.95	1.15	to	2.35	5.29	to	4.02
2023	951,567	14.3687	to	18.4347	22,105,376	5.54	0.65	to	2.35	11.75	to	9.86
2022	1,104,954	12.8575	to	16.7797	23,244,962	5.21	0.65	to	2.35	(11.36)	to	(12.86)
2021	1,302,505	14.5051	to	19.2562	31,224,647	4.74	0.65	to	2.35	2.41	to	0.68

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
M97
2025	594,155	$41.6470	to	$34.2089	$25,411,403	0.88%	1.00%	to	1.85%	19.91%	to	18.89%
2024	693,941	34.7329	to	28.7747	24,800,960	0.96	1.00	to	1.85	7.90	to	6.98
2023	803,151	32.1886	to	26.8979	26,652,149	1.08	1.00	to	1.85	13.58	to	12.61
2022	862,674	28.3410	to	23.8856	25,378,708	0.59	1.00	to	1.85	(15.80)	to	(16.52)
2021	988,295	33.6602	to	28.6121	34,546,173	0.50	1.00	to	1.85	8.18	to	7.25
MD5
2025	316,515	27.4207	to	21.8580	9,474,121	0.72	0.65	to	2.10	20.02	to	18.28
2024	388,497	22.8461	to	18.4791	9,746,826	0.81	0.65	to	2.10	8.05	to	6.47
2023	473,692	21.1442	to	17.3561	10,877,995	0.87	0.65	to	2.10	13.65	to	12.01
2022	542,622	18.6041	to	15.4950	10,968,471	0.38	0.65	to	2.10	(15.73)	to	(16.95)
2021	620,289	22.0773	to	18.6580	15,046,507	0.38	0.65	to	2.10	8.28	to	6.72
M98
2025	396,087	90.1100	to	51.2715	28,251,036	1.52	1.15	to	1.85	31.74	to	30.80
2024	459,685	68.3989	to	39.1969	24,865,012	1.32	1.15	to	1.85	6.02	to	5.25
2023	558,725	64.5177	to	37.2400	28,300,915	0.71	1.15	to	1.85	16.32	to	15.49
2022	635,660	55.4656	to	32.2439	27,693,190	0.76	1.15	to	1.85	(24.43)	to	(24.96)
2021	710,097	73.3937	to	42.9718	41,017,390	0.33	1.15	to	1.85	9.30	to	8.52
M93
2025	1,670,998	37.2066	to	27.1774	50,672,248	1.30	0.65	to	2.10	32.10	to	30.19
2024	2,204,681	28.1654	to	20.8762	50,910,905	1.12	0.65	to	2.10	6.27	to	4.71
2023	2,516,792	26.5048	to	19.9361	55,307,646	0.46	0.65	to	2.10	16.61	to	14.92
2022	2,983,030	22.7298	to	16.9342	57,027,807	0.51	0.65	to	2.25	(24.25)	to	(25.46)
2021	3,034,082	30.0052	to	22.7172	77,636,236	0.14	0.65	to	2.25	9.56	to	7.81
MD6
2025	5,002,519	40.2607	to	35.0058	271,927,120	0.27	1.00	to	1.85	8.80	to	7.88
2024	5,756,619	37.0032	to	32.4499	287,764,416	0.35	1.00	to	1.85	15.10	to	14.11
2023	6,625,157	32.1500	to	28.4381	287,612,355	0.30	1.00	to	1.85	22.77	to	21.73
2022	7,592,166	26.1867	to	23.3617	267,972,468	0.10	1.00	to	1.85	(20.06)	to	(20.74)
2021	8,513,738	32.7594	to	29.4761	376,376,169	0.24	1.00	to	1.85	24.72	to	23.65
MB3
2025	481,569	57.3059	to	56.1355	27,084,418	0.02	1.00	to	2.30	8.51	to	7.10
2024	546,532	52.8111	to	52.4136	28,592,375	0.13	1.00	to	2.30	14.81	to	13.31
2023	611,889	45.9975	to	46.2573	28,183,013	0.05	1.00	to	2.30	22.47	to	20.89
2022	718,799	37.5571	to	38.2650	27,187,541	—	1.00	to	2.30	(20.25)	to	(21.29)
2021	812,853	47.0938	to	49.0183	39,021,196	0.03	1.00	to	2.30	24.40	to	22.79
MD8
2025	2,699,038	12.8504	to	9.4324	32,343,784	3.78	1.15	to	1.85	2.68	to	1.95
2024	2,954,341	12.5153	to	9.2524	34,129,209	4.73	1.15	to	1.85	3.65	to	2.90
2023	3,138,036	12.0748	to	8.9912	35,036,554	4.51	1.15	to	1.85	3.41	to	2.67
2022	3,236,722	11.6772	to	8.7573	35,123,376	1.15	1.15	to	1.85	0.02	to	(0.69)
2021	3,357,118	11.6743	to	8.8178	36,673,308	—	1.15	to	1.85	(1.14)	to	(1.84)
MD9
2025	8,906,311	10.9434	to	7.9889	83,551,601	3.79	0.65	to	2.35	3.18	to	1.43
2024	10,171,957	10.6056	to	7.8759	93,391,934	4.73	0.65	to	2.35	4.17	to	2.38
2023	11,052,713	10.1815	to	7.6926	98,640,501	4.50	0.65	to	2.35	3.92	to	2.16
2022	10,721,778	9.7979	to	7.5301	92,910,455	1.15	0.65	to	2.35	0.52	to	(1.18)
2021	11,382,495	9.7474	to	7.6203	98,542,144	—	0.65	to	2.35	(0.65)	to	(2.34)
ME2
2025	442,802	44.5374	to	22.2878	13,197,617	1.41	1.15	to	1.85	20.66	to	19.80
2024	556,646	36.9106	to	18.6034	13,643,001	1.60	1.15	to	1.85	1.91	to	1.18
2023	619,159	36.2195	to	18.3870	14,882,370	1.06	1.15	to	1.85	11.73	to	10.94
2022	697,045	32.4165	to	16.5741	14,958,282	1.84	1.15	to	1.85	(18.52)	to	(19.10)
2021	752,499	39.7827	to	20.4860	19,973,577	0.82	1.15	to	1.85	10.30	to	9.52
ME3
2025	753,917	21.3270	to	30.6917	24,908,106	1.24	0.65	to	2.10	20.96	to	19.21
2024	887,202	17.6309	to	25.7456	24,533,761	1.39	0.65	to	2.10	2.11	to	0.62
2023	988,881	17.2663	to	25.8765	27,100,129	0.79	0.65	to	2.10	12.10	to	10.48
2022	1,114,982	15.4029	to	22.7038	27,586,246	1.62	0.65	to	2.25	(18.33)	to	(19.64)
2021	1,189,934	18.8608	to	28.2516	36,414,019	0.67	0.65	to	2.25	10.54	to	8.78

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MA5
2025	744,324	24.6139	to	20.2009	16,924,773	4.28%	1.15%	to	1.85%	6.11%	to	5.35%
2024	771,449	23.1975	to	19.1750	16,593,354	3.86	1.15	to	1.85	2.06	to	1.33
2023	845,645	22.7288	to	18.9234	17,890,355	3.62	1.15	to	1.85	6.37	to	5.62
2022	923,220	21.3675	to	17.9172	18,417,414	3.43	1.15	to	1.85	(14.69)	to	(15.29)
2021	990,712	24.1423	to	21.1523	23,061,684	3.03	1.15	to	1.85	(0.69)	to	(1.38)
MA7
2025	95,375	21.9488	to	17.1264	1,886,898	3.92	1.15	to	2.10	5.86	to	4.85
2024	112,768	20.7339	to	16.3339	2,103,698	3.81	1.15	to	2.10	1.72	to	0.75
2023	123,372	20.3829	to	16.2130	2,268,283	3.44	1.15	to	2.10	6.13	to	5.13
2022	136,029	19.2048	to	15.4223	2,370,712	2.91	1.15	to	2.10	(14.84)	to	(15.64)
2021	173,444	22.5501	to	18.2825	3,559,201	2.88	1.15	to	2.10	(1.05)	to	(1.99)
ME4
2025	518,174	49.2901	to	38.4838	22,546,358	—	1.15	to	1.85	15.23	to	14.42
2024	583,121	42.7751	to	33.6329	22,130,031	—	1.15	to	1.85	35.22	to	34.26
2023	634,362	31.6339	to	25.0500	17,833,104	—	1.15	to	1.85	52.47	to	51.40
2022	675,242	20.7478	to	16.5451	12,500,200	—	1.15	to	1.85	(36.44)	to	(36.88)
2021	754,745	32.6409	to	26.2130	22,058,504	—	1.15	to	1.85	12.38	to	11.59
MA2
2025	1,117,516	96.2787	to	81.0190	22,590,391	—	1.15	to	1.85	14.94	to	14.14
2024	1,055,452	83.7637	to	75.5929	19,085,832	—	1.15	to	2.05	34.87	to	33.64
2023	902,749	62.1082	to	56.5633	13,374,917	—	1.15	to	2.05	52.06	to	50.69
2022	898,229	40.8450	to	37.5351	9,348,832	—	1.15	to	2.05	(36.59)	to	(37.16)
2021	610,914	64.4137	to	59.7321	11,344,654	—	1.15	to	2.05	12.13	to	11.11
MF3
2025	1,661,432	38.2031	to	26.2937	38,339,252	0.79	0.65	to	2.10	4.81	to	3.29
2024	1,680,227	36.4513	to	25.4568	38,564,368	0.76	0.65	to	2.10	3.96	to	2.44
2023	1,766,555	35.0615	to	24.6357	41,895,755	0.54	0.65	to	2.15	17.90	to	16.14
2022	1,888,446	29.7383	to	20.8763	40,046,875	0.50	0.65	to	2.25	(19.09)	to	(20.38)
2021	1,930,410	36.7555	to	26.0230	53,130,086	0.68	0.65	to	2.30	28.33	to	26.22
MF5
2025	10,380,680	19.5744	to	19.0356	212,605,707	2.55	0.65	to	2.10	9.01	to	7.43
2024	12,334,583	17.9573	to	17.1336	233,799,067	1.65	0.65	to	2.10	4.95	to	3.42
2023	14,409,576	17.1096	to	17.1336	263,486,237	2.65	0.65	to	2.10	9.32	to	7.74
2022	16,605,806	15.6511	to	15.9020	280,993,453	2.01	0.65	to	2.10	(16.08)	to	(17.29)
2021	18,283,238	18.6494	to	19.2268	373,266,922	1.99	0.65	to	2.10	6.01	to	4.47
MF6
2025	26,966	35.1775	to	31.0420	870,197	1.60	1.35	to	2.10	2.13	to	1.36
2024	30,258	34.4430	to	30.6244	960,815	2.16	1.35	to	2.10	(4.01)	to	(4.74)
2023	33,782	35.8821	to	32.1481	1,123,601	0.86	1.35	to	2.10	9.96	to	9.13
2022	36,203	32.6320	to	28.2706	1,096,975	1.57	1.35	to	2.30	(27.92)	to	(28.61)
2021	38,728	45.2722	to	39.5985	1,634,908	1.44	1.35	to	2.30	28.37	to	27.15
MF7
2025	1,635,821	21.0245	to	18.7073	32,577,303	1.14	0.65	to	2.35	2.63	to	0.88
2024	1,672,474	20.4867	to	18.5434	33,199,967	1.54	0.65	to	2.35	(3.56)	to	(5.21)
2023	1,750,353	21.2426	to	19.5625	36,900,502	0.46	0.65	to	2.35	10.48	to	8.61
2022	1,868,567	19.2270	to	18.0110	36,555,087	1.13	0.65	to	2.35	(27.61)	to	(28.84)
2021	1,789,011	26.5597	to	25.3095	49,854,935	1.04	0.65	to	2.35	29.03	to	26.84
MF9
2025	6,375,597	31.3984	to	32.4719	217,023,744	1.24	0.65	to	2.30	11.14	to	9.31
2024	7,268,348	28.2501	to	29.7051	226,189,084	0.92	0.65	to	2.30	9.33	to	7.51
2023	8,393,104	25.8401	to	27.6297	243,778,449	2.28	0.65	to	2.30	14.28	to	12.41
2022	9,280,676	22.6108	to	24.5803	240,252,292	1.37	0.65	to	2.30	(19.03)	to	(20.36)
2021	9,936,732	27.9242	to	30.8644	325,550,305	1.44	0.65	to	2.30	14.79	to	12.90

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
MG1
2025	5,950,372	$10.5984	to	$9.8306	$63,712,515	3.11%	0.65%	to	2.10%	7.47%	to	5.91%
2024	6,762,476	9.8621	to	9.2822	68,032,780	3.25	0.65	to	2.10	(4.75)	to	(6.15)
2023	7,203,737	10.3544	to	9.8901	76,838,892	2.80	0.65	to	2.10	1.79	to	0.32
2022	7,885,165	10.1721	to	9.6478	83,417,203	4.02	0.65	to	2.25	(22.17)	to	(23.41)
2021	8,152,240	13.0694	to	12.5122	111,770,527	0.82	0.65	to	2.30	0.66	to	(1.00)
MF2
2025	10,592,218	11.8781	to	9.8268	116,669,821	4.30	1.30	to	2.35	4.46	to	3.36
2024	11,615,210	11.3712	to	9.5075	122,994,890	3.79	1.30	to	2.35	3.92	to	2.82
2023	12,577,002	10.9422	to	9.2469	128,755,563	1.59	1.30	to	2.35	4.71	to	3.61
2022	13,847,268	10.4502	to	8.9247	135,946,565	1.89	1.30	to	2.35	(5.38)	to	(6.37)
2021	16,971,070	11.0439	to	9.5319	176,852,160	2.27	1.30	to	2.35	(1.14)	to	(2.18)
MG2
2025	6,086,615	11.8573	to	9.8207	65,009,216	4.11	0.65	to	2.10	4.80	to	3.28
2024	6,759,873	11.3142	to	9.5086	69,580,539	3.54	0.65	to	2.10	4.34	to	2.81
2023	7,498,815	10.8440	to	9.2487	74,710,401	1.30	0.65	to	2.10	5.08	to	3.57
2022	8,519,988	10.3193	to	8.9303	81,565,582	1.61	0.65	to	2.10	(4.86)	to	(6.24)
2021	9,896,928	10.8464	to	9.5241	100,588,147	2.01	0.65	to	2.10	(0.84)	to	(2.27)
MG3
2025	455,130	39.4648	to	34.1584	16,518,423	1.04	1.30	to	2.10	4.60	to	3.76
2024	490,153	37.7279	to	32.9193	17,094,005	1.22	1.30	to	2.10	12.26	to	11.35
2023	571,568	33.6074	to	29.3239	17,860,289	1.76	1.30	to	2.15	11.27	to	10.32
2022	638,484	30.2038	to	26.1865	18,017,985	0.97	1.30	to	2.25	(9.97)	to	(10.82)
2021	758,430	33.5473	to	29.3644	23,879,329	0.79	1.30	to	2.25	29.29	to	28.06
MG4
2025	594,028	43.3634	to	32.6622	15,627,474	0.85	0.65	to	2.10	5.07	to	3.54
2024	595,061	41.2727	to	31.5446	15,981,569	1.01	0.65	to	2.10	12.77	to	11.13
2023	623,872	36.5978	to	28.3863	16,316,464	1.48	0.65	to	2.10	11.66	to	10.04
2022	698,813	32.7766	to	25.7952	17,035,863	0.80	0.65	to	2.10	(9.59)	to	(10.90)
2021	728,565	36.2553	to	28.9520	21,209,255	0.69	0.65	to	2.10	29.76	to	27.88
MG6
2025	27,555,859	25.4252	to	26.2412	769,654,531	2.04	0.65	to	2.10	10.24	to	8.64
2024	32,011,518	23.0634	to	24.1536	821,090,675	1.32	0.65	to	2.10	7.41	to	5.84
2023	37,477,004	21.4717	to	22.8201	906,787,340	2.43	0.65	to	2.10	11.92	to	10.30
2022	42,060,194	19.1857	to	20.6895	921,771,209	1.73	0.65	to	2.10	(17.45)	to	(18.65)
2021	46,425,382	23.2422	to	25.4322	1,251,694,528	1.74	0.65	to	2.10	10.53	to	8.93
MG7
2025	423,149	39.1890	to	39.3031	8,475,337	1.59	0.65	to	2.10	2.21	to	0.73
2024	447,602	38.3411	to	39.0182	9,132,260	1.05	0.65	to	2.10	8.47	to	6.88
2023	471,520	35.3477	to	36.5053	9,464,462	0.91	0.65	to	2.10	10.50	to	8.91
2022	448,586	31.9881	to	33.5202	8,752,627	0.42	0.65	to	2.10	(11.81)	to	(13.08)
2021	359,058	36.2709	to	38.5663	9,845,653	0.67	0.65	to	2.10	33.00	to	31.08
V46[9]
2023	—	8.6174			—	3.85	1.20			1.75
2022	19,282	8.4689			163,290	2.69	1.20			(15.60)
2021	8,447	10.0347			84,761	—	1.20			0.31
V45[10]
2023	—	10.0407			—	0.58	1.20			9.41
2022	183,964	9.1765	to	12.6796	2,032,820	0.61	1.20			(18.55)
2021	132,080	11.2667	to	15.5677	1,961,048	0.81	1.20			12.64
U43[11]
2024	-	13.8835	to	11.3813	—	4.64	1.20			15.01
2023	146,362	9.8949	to	12.0719	1,502,910	0.26	1.20			3.03
2022	123,913	9.6043	to	11.7174	1,236,494	2.88	1.20			(9.41)
2021	40,230	10.6023	to	12.9349	482,399	2.61	1.20			4.42
U41
2025	251,705	11.5083	to	14.3883	2,956,959	—	1.20			15.95
2024	334,381	9.9250	to	12.4088	3,399,049	—	1.20			6.12
2023	258,575	9.3523	to	11.6927	2,490,888	1.58	1.20			12.58
2022	205,093	8.3069	to	10.3857	1,767,484	—	1.20			(18.06)
2021	78,952	10.1375	to	12.6744	887,878	1.45	1.20			1.07
V44
2025	2,110,704	84.3241	to	68.4068	37,337,517	—	0.65	to	2.10	34.50	to	32.56
2024	2,139,807	62.6924	to	51.6047	31,334,793	—	0.65	to	2.10	45.24	to	43.12
2023	2,237,645	43.1637	to	36.0562	24,585,970	—	0.65	to	2.10	47.36	to	45.23
2022	2,071,210	29.2918	to	24.8266	17,415,111	—	0.65	to	2.10	(60.42)	to	(61.00)
2021	962,417	74.0105	to	63.6535	27,952,666	—	0.65	to	2.10	(0.80)	to	(2.24)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
V43
2025	78,522	$51.2438	to	$44.7548	$3,801,692	0.38%	1.35%	to	2.10%	10.92%	to	10.09%
2024	99,597	46.1968	to	40.6528	4,365,068	—	1.35	to	2.10	39.81	to	38.75
2023	144,005	33.0434	to	29.3001	4,527,314	—	1.35	to	2.10	42.20	to	41.13
2022	197,026	23.2378	to	20.7610	4,367,895	—	1.35	to	2.10	(63.47)	to	(63.74)
2021	124,972	63.6083	to	57.2608	7,596,199	—	1.35	to	2.10	(12.39)	to	(13.05)
O19
2025	170,471	59.0811	to	62.4744	11,824,814	—	1.30	to	2.25	11.07	to	10.02
2024	193,165	53.1904	to	56.7855	12,129,947	—	1.30	to	2.25	32.08	to	30.81
2023	252,325	40.2721	to	43.4105	12,107,824	—	1.30	to	2.25	33.28	to	32.02
2022	301,913	30.2154	to	29.4143	10,929,734	—	1.30	to	2.30	(31.86)	to	(32.54)
2021	315,397	44.3413	to	43.6026	16,770,766	—	1.30	to	2.30	20.70	to	19.49
O23[12]
2024	—	11.6783	to	11.8070	—	12.77	1.20	to	2.10	2.71	to	1.78
2023	1,003,083	9.4789	to	11.6008	11,181,876	1.68	1.20	to	2.10	10.97	to	9.97
2022	880,257	8.5421	to	10.5493	9,204,534	0.96	1.20	to	2.10	(18.01)	to	(18.75)
2021	1,020,006	10.4185	to	12.9839	13,814,920	1.30	1.20	to	2.10	7.99	to	3.51
O20
2025	178,890	39.8194	to	43.9802	8,659,895	—	0.65	to	2.10	14.27	to	12.61
2024	213,254	34.8477	to	39.0546	9,127,911	—	0.65	to	2.10	15.03	to	13.35
2023	257,480	30.2956	to	34.4563	9,689,522	—	0.65	to	2.10	33.58	to	31.65
2022	324,761	22.6804	to	25.4230	9,242,357	—	0.65	to	2.25	(32.38)	to	(33.46)
2021	329,635	33.5401	to	38.2062	14,019,771	—	0.65	to	2.25	14.42	to	12.60
O21
2025	1,619,057	14.9475	to	47.9845	94,547,544	0.31	1.20	to	2.35	14.26	to	12.94
2024	1,863,348	13.0824	to	42.4864	95,758,310	—	1.20	to	2.35	21.90	to	20.49
2023	2,426,931	10.7317	to	35.2617	103,061,193	0.47	1.20	to	2.35	21.36	to	19.97
2022	2,977,043	8.8426	to	29.3920	104,815,069	1.09	1.20	to	2.35	(21.26)	to	(22.17)
2021	3,132,141	11.2304	to	37.7636	141,108,534	0.48	1.20	to	2.35	24.26	to	10.65
O04
2025	50,114	74.5613	to	60.4881	3,378,942	0.22	1.35	to	2.10	6.98	to	6.17
2024	57,708	69.6968	to	56.9706	3,638,564	—	1.35	to	2.10	10.88	to	10.04
2023	66,782	62.8580	to	51.7735	3,831,109	0.93	1.35	to	2.10	16.24	to	15.37
2022	73,501	54.0772	to	44.8780	3,647,529	0.25	1.35	to	2.10	(17.17)	to	(17.79)
2021	87,399	65.2883	to	54.6709	5,247,251	0.18	1.35	to	2.25	20.62	to	19.53
PH2
2025	7,459	28.7407	to	25.9764	205,971	4.55	1.35	to	2.05	22.58	to	21.72
2024	9,097	23.4468	to	21.7764	205,879	5.09	1.35	to	1.90	11.83	to	11.21
2023	10,360	20.9661	to	19.5815	210,247	2.71	1.35	to	1.90	21.19	to	20.53
2022	12,294	17.2999	to	16.2468	206,479	1.02	1.35	to	1.90	(19.88)	to	(20.32)
2021	17,517	21.5920	to	20.3902	367,935	0.07	1.35	to	1.90	17.73	to	17.08
P08
2025	595,868	21.1362	to	18.1309	11,741,407	4.68	1.35	to	2.10	12.67	to	11.82
2024	671,129	18.7600	to	16.2146	11,788,282	6.46	1.35	to	2.10	2.34	to	1.56
2023	787,454	18.3316	to	15.9656	13,593,340	2.97	1.35	to	2.10	6.69	to	5.89
2022	836,959	17.1822	to	15.0777	13,593,699	7.73	1.35	to	2.10	(13.03)	to	(13.68)
2021	915,599	19.7564	to	17.4679	17,128,845	11.10	1.35	to	2.10	14.67	to	13.81

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
PC0
2025	491,655	$18.2753	to	$14.8249	$7,860,977	4.48%	0.65%	to	2.10%	13.45%	to	11.81%
2024	624,350	16.1084	to	13.2592	8,890,226	6.23	0.65	to	2.10	2.90	to	1.39
2023	743,945	15.6550	to	13.0770	10,389,109	2.84	0.65	to	2.10	7.32	to	5.77
2022	828,956	14.5875	to	12.3640	10,880,450	7.52	0.65	to	2.10	(12.44)	to	(13.71)
2021	938,639	16.6600	to	14.3281	14,197,943	10.95	0.65	to	2.10	15.29	to	13.62
P70
2025	251,677	8.4143	to	6.8752	3,440,410	2.69	0.65	to	2.05	17.89	to	16.24
2024	271,672	7.1373	to	5.9145	3,153,931	2.10	0.65	to	2.05	3.29	to	1.83
2023	262,378	6.9103	to	5.8083	2,931,834	15.60	0.65	to	2.05	(8.53)	to	(9.81)
2022	256,095	7.5546	to	6.4398	3,141,519	19.41	0.65	to	2.05	7.96	to	6.45
2021	158,073	6.9976	to	6.0494	1,725,004	4.99	0.65	to	2.05	32.25	to	30.40
P10
2025	1,684,472	9.4327	to	7.5577	13,951,876	2.80	0.65	to	2.10	18.02	to	16.31
2024	2,071,828	7.9922	to	6.4977	14,708,355	2.17	0.65	to	2.10	3.48	to	1.97
2023	2,297,572	7.7236	to	6.0847	15,920,985	15.98	0.65	to	2.35	(8.45)	to	(10.00)
2022	2,253,941	8.4366	to	6.7609	17,225,356	22.78	0.65	to	2.35	7.91	to	6.08
2021	3,074,661	7.8181	to	6.3731	21,953,980	4.17	0.65	to	2.35	32.48	to	30.23
PK8
2025	129,814	16.6442	to	30.9034	4,494,334	6.92	0.65	to	2.10	14.29	to	12.64
2024	150,157	14.5629	to	27.4364	4,616,660	6.41	0.65	to	2.10	6.85	to	5.29
2023	167,233	13.6296	to	25.7774	4,854,260	5.72	0.65	to	2.15	10.42	to	8.77
2022	189,974	12.3430	to	23.6990	5,057,872	4.81	0.65	to	2.15	(16.28)	to	(17.53)
2021	206,159	14.7431	to	28.9308	6,635,426	4.48	0.65	to	2.30	(3.21)	to	(4.80)
P20
2025	6,657	14.6832	to	13.2707	94,524	6.81	1.35	to	2.05	13.38	to	12.58
2024	7,362	12.9508	to	11.7877	92,496	6.31	1.35	to	2.05	5.99	to	5.24
2023	8,311	12.2194	to	11.2012	98,806	5.62	1.35	to	2.05	9.54	to	8.77
2022	9,279	11.1550	to	10.2977	100,993	4.69	1.35	to	2.05	(16.95)	to	(17.54)
2021	10,708	13.4322	to	12.4875	140,557	4.39	1.35	to	2.05	(3.98)	to	(4.66)
PM5
2025	98,441	10.0300	to	10.8777	1,003,325	3.37	1.20			2.62
2024	80,063	9.7739	to	10.6000	797,622	3.09	1.20			4.09
2023	65,946	9.3896	to	10.1831	632,828	2.49	1.20			7.61
2022	61,958	8.7253	to	9.4626	553,336	1.43	1.20			(11.31)	to	(11.32)
2021	37,003	9.8380	to	10.6706	380,471	1.27	1.20			(1.43)
PD6
2025	11,617,767	20.2343	to	18.5154	233,937,487	4.35	0.65	to	2.10	20.98	to	19.23
2024	14,286,457	16.7255	to	15.5295	240,062,920	3.39	0.65	to	2.10	10.03	to	8.42
2023	16,888,794	15.2009	to	14.3232	260,313,586	2.10	0.65	to	2.10	12.12	to	10.50
2022	19,601,933	13.5579	to	12.9624	271,964,020	1.87	0.65	to	2.10	(18.93)	to	(20.10)
2021	21,546,040	16.7229	to	16.2233	372,217,687	2.35	0.65	to	2.10	11.87	to	10.25
P06
2025	1,049,584	16.0724	to	15.6384	18,133,637	3.31	1.30	to	2.10	6.47	to	5.62
2024	1,190,667	15.0954	to	14.8067	19,397,964	2.63	1.30	to	2.10	0.80	to	(0.02)
2023	1,316,280	14.9757	to	14.6493	21,362,415	3.00	1.30	to	2.15	2.33	to	1.46
2022	1,419,494	14.6347	to	14.4388	22,606,292	7.00	1.30	to	2.15	(13.05)	to	(13.79)
2021	1,646,744	16.8312	to	16.3661	30,313,919	4.95	1.30	to	2.30	4.24	to	3.19
P07
2025	4,779,766	17.0169	to	15.5232	81,183,787	4.10	1.30	to	2.10	7.50	to	6.64
2024	5,341,361	15.8292	to	14.5565	84,764,655	4.04	1.30	to	2.10	1.20	to	0.38
2023	5,729,822	15.6421	to	12.8296	90,236,711	3.58	1.30	to	2.35	4.57	to	3.47
2022	6,203,056	14.9587	to	12.3992	93,749,466	2.60	1.30	to	2.35	(15.42)	to	(16.31)
2021	6,941,460	17.6854	to	14.8149	124,464,099	1.82	1.30	to	2.35	(2.55)	to	(3.57)
P68
2025	734,045	9.6333	to	10.8408	7,548,105	4.00	1.20			7.51
2024	581,338	8.9608	to	10.0840	5,664,341	3.83	1.20			1.20
2023	572,065	8.8547	to	9.9646	5,543,828	3.46	1.20			4.57
2022	520,044	8.4677	to	9.5291	4,839,107	2.52	1.20			(15.40)	to	(15.42)
2021	480,584	10.0092	to	11.2659	5,368,911	1.74	1.20			0.07

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
PI3[13]
2023	—	$10.4766	to	$8.8401	$—	6.48%	0.65%	to	2.10%	1.20%	to	0.74%
2022	1,081,569	10.3529	to	8.7749	10,054,932	1.46	0.65	to	2.10	(0.29)	to	(1.73)
2021	1,232,025	10.3833	to	8.9294	11,591,889	—	0.65	to	2.10	0.10	to	(1.35)
P72
2025	795,764	59.0017	to	47.8642	24,027,739	1.40	0.65	to	2.10	19.57	to	17.84
2024	829,859	49.3458	to	40.6192	22,340,191	1.05	0.65	to	2.10	18.36	to	16.63
2023	767,434	41.6904	to	34.8263	19,639,513	1.98	0.65	to	2.10	14.92	to	13.26
2022	727,079	36.2787	to	30.7499	17,485,344	1.40	0.65	to	2.10	(3.76)	to	(5.15)
2021	615,378	37.6956	to	32.4199	17,298,993	1.14	0.65	to	2.10	26.48	to	24.65
P88
2025	3,109,032	13.6666	to	18.3509	43,006,190	1.36		1.20			12.59
2024	1,843,966	12.1385	to	16.2990	22,836,920	0.60		1.20			15.32
2023	811,323	10.5262	to	14.1340	8,934,558	1.07		1.20			18.47
2022	534,278	8.8850	to	11.9303	5,071,557	0.82		1.20			(17.00)
2021	305,037	10.7046	to	14.3736	3,712,125	0.25		1.20			6.79
P93
2025	388,401	13.3100	to	16.1505	5,200,444	1.86		1.20			13.01
2024	398,976	11.7774	to	14.2907	4,729,586	1.46		1.20			14.95
2023	243,622	10.2454	to	9.5971	2,523,436	5.59		1.20			3.45
2022	164,395	8.8259	to	10.7094	1,478,832	0.96		1.20			(17.03)
2021	59,608	10.6377	to	12.9077	670,641	0.10		1.20			6.20
P89
2025	259,557	13.2615	to	18.0171	3,795,925	—		1.20			13.68
2024	249,813	11.6662	to	15.8496	3,220,141	0.37		1.20			0.20
2023	174,133	11.6425	to	15.8479	2,307,338	0.27		1.20			7.83
2022	138,476	10.7970	to	14.6687	1,746,813	0.39		1.20			(5.81)
2021	111,686	11.4632	to	15.5737	1,621,461	0.35		1.20			12.94
P95
2025	159,192	9.1698	to	10.2803	1,540,365	4.99		1.20			5.97
2024	155,085	8.6533	to	9.7013	1,434,322	3.84		1.20			1.09
2023	101,777	8.5604	to	9.5971	959,082	5.60		1.20			3.45
2022	94,202	8.2753	to	9.2775	860,787	4.00		1.20			(14.84)
2021	57,894	9.7174	to	10.8942	624,365	0.24		1.20			(3.15)
P79
2025	290,096	16.8061	to	24.9229	6,287,255	0.56		1.20			16.47
2024	282,133	14.4296	to	21.3985	5,279,434	0.35		1.20			24.75
2023	262,569	11.5663	to	17.1525	4,116,156	0.79		1.20			27.32
2022	257,212	9.0843	to	13.4717	3,252,094	0.56		1.20			(18.27)
2021	256,343	11.1152	to	16.4833	4,132,899	0.03		1.20			10.74
P80
2025	103,306	9.4698			978,280	0.09		1.20			1.43
2024	120,993	9.3365			1,129,650	—		1.20			13.50
2023	126,822	8.2261			1,043,174	—		1.20			26.99
2022	71,913	6.4778			465,819	—		1.20			(34.82)
2021	19,273	9.9379			191,531	—		1.20			(0.71)
P81
2025	112,397	13.9085			1,563,296	0.64		1.20			9.37
2024	107,969	12.7171			1,373,078	0.18		1.20			21.54
2023	87,859	10.4634			919,260	0.43		1.20			24.60
2022	44,989	8.3975			377,781	0.35		1.20			(23.83)
2021	4,875	11.0249			53,742	—		1.20			9.88
TBD
2025	1,126,810	15.1421			17,062,457	—		1.20			17.02
2024	996,598	12.9400			12,896,095	—		1.20			33.54
2023	773,336	9.6899			7,493,179	—		1.20			47.18
2022	603,296	6.5836			3,971,751	—		1.20			(39.40)
2021	171,516	10.8635			1,863,259	—		1.20			8.64
TBE
2025	425,527	13.5796			5,778,493	1.46		1.20			12.71
2024	389,417	12.0482			4,691,811	1.29		1.20			10.04
2023	269,864	10.9494			2,954,684	1.96		1.20			8.01
2022	191,475	10.1376			1,941,028	1.84		1.20			(4.74)
2021	85,280	10.6417			907,528	1.42		1.20			4.40
TBF
2025	672,387	11.1605			7,504,102	—		1.20			16.40
2024	692,704	9.5884			6,641,889	—		1.20			0.19
2023	528,352	9.5698			5,055,843	—		1.20			1.46
2022	333,878	9.4322			3,149,092	—		1.20			(13.73)
2021	85,722	10.9334			937,239	—		1.20			7.00
TP1
2025	445,393	13.0982			5,833,891	0.96		1.20			17.12
2024	404,928	11.1839			4,528,713	0.86		1.20			10.37
2023	271,764	10.1331			2,753,666	1.01		1.20			15.70
2022	138,023	8.7580			1,208,757	1.05		1.20			(17.14)
2021	71,024	10.5695			750,691	0.75		1.20			4.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
						Investment
					Net	Income	Expense Ratio
	Units	Unit Value[4]			Assets	Ratio[1]	lowest to highest[2]			Total Return[3]
TP2
2025	236,142	$11.6021			$2,739,752	1.80%	1.20%			11.24%
2024	249,629	10.4295			2,603,511	1.68	1.20			5.29
2023	194,035	9.9054			1,921,881	1.67	1.20			9.84
2022	113,437	9.0179			1,022,932	2.04	1.20			(12.47)
2021	3,065	10.3023			31,580	1.19	1.20			2.52
TP3
2025	312,621	11.1957			3,500,028	2.19	1.20			8.45
2024	314,727	10.3234			3,249,046	2.07	1.20			4.49
2023	299,702	9.8800			2,960,865	1.95	1.20			7.66
2022	225,202	9.1766			2,066,529	2.26	1.20			(10.20)
2021	18,471	10.2191			188,757	0.31	1.20			1.79
TP4
2025	293,254	12.8265			3,761,460	0.94	1.20			16.34
2024	210,155	11.0255			2,317,085	0.96	1.20			9.15
2023	144,892	10.1015			1,463,542	1.35	1.20			14.43
2022	74,637	8.8275			658,837	1.88	1.20			(15.97)
2021	1,590	10.5052			16,703	0.81	1.20			4.42
TP5
2025	1,431,936	12.1584			17,410,108	1.54	1.20			13.49
2024	1,261,972	10.7130			13,519,563	1.41	1.20			7.17
2023	1,049,195	9.9961			10,487,258	1.56	1.20			11.86
2022	814,450	8.9364			7,278,040	1.71	1.20			(14.11)
2021	32,024	10.4045			333,188	0.99	1.20			3.50
W41[14]
2023	—	27.0016	to	23.7466	—	—	1.35	to	2.05	8.97	to	8.73
2022	7,761	24.7794	to	21.8395	181,480	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	6,692	38.5426	to	34.2101	244,231	—	1.35	to	2.05	4.41	to	3.67
W42
2025	4,274	37.6751	to	32.5098	150,698	—	1.35	to	2.05	3.06	to	2.34
2024	6,075	36.5560	to	31.7672	208,645	—	1.35	to	2.05	12.63	to	11.83
2023	6,869	32.4571	to	28.4064	209,908	—	1.35	to	2.05	20.10	to	19.26
2022	1,416	25.6017	to	23.8187	35,843	—	1.65	to	2.05	(34.56)	to	(34.82)
2021	1,213	39.1209	to	36.5427	46,909	0.76	1.65	to	2.05	7.11	to	6.68
W50
2025	132,468	8.9852	to	10.3159	1,290,698	4.55	1.20			6.40
2024	122,599	8.4446	to	9.6952	1,127,299	8.04	1.20			(0.02)
2023	120,713	8.6220	to	9.8989	1,140,226	3.70	1.20			5.16
2022	109,560	8.1986	to	9.4128	983,827	1.71	1.20			(18.27)
2021	111,062	10.0313	to	11.5168	1,247,206	3.44	1.20			8.01

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account AM2 merged into Sub-Account MD9 on April 15, 2024.

[6]	Invesco V.I. S&P 500 Index Class II Sub-Account V21 merged into Invesco V.I. Equally-Weighted S&P 500 Sub-Account V20 on April 29, 2022.
[7]	JPMorgan Insurance Trust Global Allocation Portfolio Sub-Account JF1 merged into Sub-Account MD9 on April 25, 2023.
[8]	JPMorgan Insurance Trust Income Builder - Class 2 Sub-Account JF0 merged into Sub-Account MD9 on April 25, 2023.

[9]	Morgan Stanley Variable Insurance Fund, Inc. Core Plus Fixed Income Portfolio Class II Sub-Account V46 merged into Sub-Account MD9 on July 25, 2023.

[10]	Morgan Stanley Variable Insurance Fund, Inc. Global Franchise Portfolio, Class II Sub-Account V45 liquidated on September 18, 2023.

[11]	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure - Class II Sub-Account U43 merged into Sub-Account MD9 on December 6, 2024.

[12]	Invesco V.I. Conservative Balanced Fund, Series II Sub-Account O23 merged into Sub-Account V11 on April 26, 2024.

[13]	Putnam VT Multi-Asset Absolute Return Fund Class IB Sub-Account PI3 merged into Sub-Account MD9 on April 21, 2023.

[14]	Wanger Select Fund Sub-Account W41 merged into Sub-Account W42 on April 21, 2023.

Delaware Life

Variable Account F – All-Star

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F – ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)
Report of Independent Registered Public Accounting Firm	1-3

Financial Statements

Statement of Assets and Liabilities	4-5

Statement of Operations	6-14

Statements of Changes in Net Assets	15-28

Notes to the Financial Statements	29-42

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - All-Star:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - All-Star (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)

Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)

Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)

Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)

Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)

Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)

Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)

Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

Columbia Variable Portfolio – Acorn International Fund (W39) (2)

Columbia Variable Portfolio - Acorn Fund (W42) (3)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

(2)	Formerly Wanger International Sub-Account.

(3)	Formerly Wanger Acorn Sub-Account.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Dividend Receivable	Total Assets	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	1,347	$33,366	$40,746	$—	$40,746	$40,746
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	22,564	622,388	696,090	—	696,090	696,090
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2 Sub-Account (C49)	9,784	186,689	493,298	—	493,298	493,298
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,107,084	1,107,084	1,107,084	103	1,107,187	1,107,187
Columbia Variable Portfolio - Income Opportunities Fund Class 2 Sub-Account (C76)	48,408	337,814	324,817	—	324,817	324,817
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	8,976	108,766	490,719	—	490,719	490,719
Columbia Variable Portfolio - Select Mid Cap Value Fund Class 1 Sub-Account (C66)	3,487	83,126	165,074	—	165,074	165,074
Columbia Variable Portfolio - Large Cap Index Fund Class 2 Sub-Account (C68)	6,619	71,935	377,895	—	377,895	377,895
Columbia Variable Portfolio - Strategic Income Fund Class 2 Sub-Account (C73)	51,646	209,790	193,156	—	193,156	193,156
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	19,247	192,737	180,147	—	180,147	180,147
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2 Sub-Account (C70)	29,998	292,240	279,878	—	279,878	279,878
Fidelity VIP Equity-Income Portfolio (Service Class 2) Sub-Account (F97)	6,253	139,800	175,900	—	175,900	175,900
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	27,710	357,752	449,464	—	449,464	449,464
Franklin Templeton Growth and Income VIP Fund (Class 2) Sub-Account (F51)	11,550	79,281	84,891	—	84,891	84,891
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	13,464	221,570	216,767	—	216,767	216,767
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	2,935	173,460	211,166	—	211,166	211,166
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	68	2,390	2,397	—	2,397	2,397
MFS VIT I Growth Series Service Class Sub-Account (M80)	13,213	722,847	801,740	—	801,740	801,740
MFS VIT I Investors Trust Series (Service Class) Sub-Account (M10)	1,932	62,945	49,406	—	49,406	49,406
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	10,393	227,282	227,294	—	227,294	227,294
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	609	8,246	7,367	—	7,367	7,367
MFS VIT I Value Series Initial Class Sub-Account (M83)	14,895	302,713	331,562	—	331,562	331,562
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	10,725	88,306	108,431	—	108,431	108,431
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	22,915	297,655	275,210	—	275,210	275,210
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	87,160	873,621	823,663	—	823,663	823,663
Columbia Variable Portfolio – Acorn International Fund (W39)²	754	16,600	15,407	—	15,407	15,407
Columbia Variable Portfolio - Acorn Fund (W42)²	59,755	815,951	950,110	—	950,110	950,110

[1]	This Sub-Account was closed in 2024. Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.
[2]	This Sub-Account had a name change in 2025. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Net Assets
A70	1,285	$40,746	$40,746
A71	16,714	696,090	696,090
AM2	—	—	—
C49	18,269	493,298	493,298
C75	114,092	1,107,187	1,107,187
C76	23,684	324,817	324,817
C60	8,625	490,719	490,719
C66	5,433	165,074	165,074
C68	7,838	377,895	377,895
C73	8,568	193,156	193,156
C69	17,591	180,147	180,147
C70	28,606	279,878	279,878
F97	4,927	175,900	175,900
T20	16,657	449,464	449,464
F51	1,796	84,891	84,891
F54	6,512	216,767	216,767
V52	4,632	211,166	211,166
AC1	82	2,397	2,397
M80	9,096	801,740	801,740
M10	1,035	49,406	49,406
MB3	7,736	227,294	227,294
M42	131	7,367	7,367
M83	10,542	331,562	331,562
MG3	3,061	108,431	108,431
P06	17,039	275,210	275,210
P07	52,492	823,663	823,663
W39	391	15,407	15,407
W42	19,959	950,110	950,110

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	A70 Sub-Account	A71 Sub-Account	C49 Sub-Account
Income:
Dividend income	$—	$6,325	$—
Expenses:
Mortality and expense risk charges	(601)	(9,739)	(7,109)
Administration, distribution charges and other	(144)	(2,663)	(1,982)

Net investment income (loss)	(745)	(6,077)	(9,091)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	349	7,022	84,094
Realized gain distributions	5,298	59,065	—

Net realized gains (losses)	5,647	66,087	84,094

Net change in unrealized appreciation (depreciation)	(3,310)	(3,452)	(9,034)

Net realized and change in unrealized gains (losses)	2,337	62,635	75,060

Net increase (decrease) in net assets from operations	$1,592	$56,558	$65,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C75 Sub-Account	C76 Sub-Account	C60 Sub-Account
Income:
Dividend income	$44,357	$5,758	$—
Expenses:
Mortality and expense risk charges	(15,278)	(4,583)	(6,073)
Administration, distribution charges and other	(4,407)	(1,244)	(1,612)

Net investment income (loss)	24,672	(69)	(7,685)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(5,193)	27,064
Realized gain distributions	—	—	—

Net realized gains (losses)	—	(5,193)	27,064

Net change in unrealized appreciation (depreciation)	—	25,706	42,276

Net realized and change in unrealized gains (losses)	—	20,513	69,340

Net increase (decrease) in net assets from operations	$24,672	$20,444	$61,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C66 Sub-Account	C68 Sub-Account	C73 Sub-Account
Income:
Dividend income	$—	$—	$8,297
Expenses:
Mortality and expense risk charges	(2,795)	(4,633)	(4,098)
Administration, distribution charges and other	(780)	(1,157)	(956)

Net investment income (loss)	(3,575)	(5,790)	3,243

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	76,172	24,716	(31,458)
Realized gain distributions	—	—	—

Net realized gains (losses)	76,172	24,716	(31,458)

Net change in unrealized appreciation (depreciation)	(47,751)	34,488	42,924

Net realized and change in unrealized gains (losses)	28,421	59,204	11,466

Net increase (decrease) in net assets from operations	$24,846	$53,414	$14,709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C69 Sub-Account	C70 Sub-Account	F97 Sub-Account
Income:
Dividend income	$3,779	$5,699	$2,752
Expenses:
Mortality and expense risk charges	(2,228)	(3,765)	(2,500)
Administration, distribution charges and other	(594)	(1,127)	(835)

Net investment income (loss)	957	807	(583)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,258)	(4,303)	2,922
Realized gain distributions	—	—	9,697

Net realized gains (losses)	(1,258)	(4,303)	12,619

Net change in unrealized appreciation (depreciation)	12,385	22,522	13,246

Net realized and change in unrealized gains (losses)	11,127	18,219	25,865

Net increase (decrease) in net assets from operations	$12,084	$19,026	$25,282

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	T20 Sub-Account	F51 Sub-Account	F54 Sub-Account
Income:
Dividend income	$10,463	$1,818	$4,341
Expenses:
Mortality and expense risk charges	(6,061)	(1,240)	(2,894)
Administration, distribution charges and other	(1,848)	(288)	(851)

Net investment income (loss)	2,554	290	596

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	17,539	(4,776)	(910)
Realized gain distributions	29,215	7,826	21,386

Net realized gains (losses)	46,754	3,050	20,476

Net change in unrealized appreciation (depreciation)	55,928	8,082	(1,273)

Net realized and change in unrealized gains (losses)	102,682	11,132	19,203

Net increase (decrease) in net assets from operations	$105,236	$11,422	$19,799

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	V52 Sub-Account	AC1 Sub-Account	M80 Sub-Account
Income:
Dividend income	$—	$28	$—
Expenses:
Mortality and expense risk charges	(3,067)	(36)	(10,837)
Administration, distribution charges and other	(1,030)	(7)	(3,158)

Net investment income (loss)	(4,097)	(15)	(13,995)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	998	(22)	21,461
Realized gain distributions	21,754	150	161,843

Net realized gains (losses)	22,752	128	183,304

Net change in unrealized appreciation (depreciation)	(614)	195	(86,134)

Net realized and change in unrealized gains (losses)	22,138	323	97,170

Net increase (decrease) in net assets from operations	$18,041	$308	$83,175

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M10	MB3	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$277	$39	$—
Expenses:
Mortality and expense risk charges	(616)	(3,355)	(96)
Administration, distribution charges and other	(166)	(1,123)	(21)

Net investment income (loss)	(505)	(4,439)	(117)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11,873	1,422	34
Realized gain distributions	19,578	33,701	—

Net realized gains (losses)	31,451	35,123	34

Net change in unrealized appreciation (depreciation)	(25,244)	(14,265)	792

Net realized and change in unrealized gains (losses)	6,207	20,858	826

Net increase (decrease) in net assets from operations	$5,702	$16,419	$709

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M83 Sub-Account	MG3 Sub-Account	P06 Sub-Account
Income:
Dividend income	$5,394	$1,095	$9,508
Expenses:
Mortality and expense risk charges	(4,652)	(1,637)	(3,818)
Administration, distribution charges and other	(1,473)	(493)	(998)

Net investment income (loss)	(731)	(1,035)	4,692

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4,857	7,201	(2,953)
Realized gain distributions	25,091	9,531	—

Net realized gains (losses)	29,948	16,732	(2,953)

Net change in unrealized appreciation (depreciation)	5,014	(11,456)	15,115

Net realized and change in unrealized gains (losses)	34,962	5,276	12,162

Net increase (decrease) in net assets from operations	$34,231	$4,241	$16,854

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P07 Sub-Account	W39 Sub-Account	W42 Sub-Account
Income:
Dividend income	$33,710	$197	$—
Expenses:
Mortality and expense risk charges	(11,260)	(230)	(14,037)
Administration, distribution charges and other	(3,444)	(71)	(3,806)

Net investment income (loss)	19,006	(104)	(17,843)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(9,662)	(322)	(5,054)
Realized gain distributions	—	76	—

Net realized gains (losses)	(9,662)	(246)	(5,054)

Net change in unrealized appreciation (depreciation)	46,255	1,880	55,655

Net realized and change in unrealized gains (losses)	36,593	1,634	50,601

Net increase (decrease) in net assets from operations	$55,599	$1,530	$32,758

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A70 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(745)	$(752)	$(6,077)	$(4,074)
Net realized gains (losses)	5,647	477	66,087	41,575
Net change in unrealized appreciation (depreciation)	(3,310)	1,915	(3,452)	43,113

Increase (decrease) from operations	1,592	1,640	56,558	80,614

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	390	3,311	38,507
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	3	399	(31,327)
Withdrawals, surrenders, annuitizations and contract charges	(17)	(6,545)	(82,727)	(162,290)

Net accumulation activity	(18)	(6,152)	(79,017)	(155,110)

Net increase (decrease) from contract owner transactions	(18)	(6,152)	(79,017)	(155,110)

Total increase (decrease) in net assets	1,574	(4,512)	(22,459)	(74,496)
Net assets at beginning of year	39,172	43,684	718,549	793,045

Net assets at end of year	$40,746	$39,172	$696,090	$718,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account³		C49 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$—	$(137)	$(9,091)	$(8,853)
Net realized gains (losses)	—	(2,896)	84,094	21,282
Net change in unrealized appreciation (depreciation)	—	2,664	(9,034)	47,935

Increase (decrease) from operations	—	(369)	65,969	60,364

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	227	1,073
Transfers between Sub-Accounts (including the Fixed Account), net	—	(25,123)	(6,948)	(2,135)
Withdrawals, surrenders, annuitizations and contract charges	—	1	(74,424)	(26,558)

Net accumulation activity	—	(25,122)	(81,145)	(27,620)

Net increase (decrease) from contract owner transactions	—	(25,122)	(81,145)	(27,620)

Total increase (decrease) in net assets	—	(25,491)	(15,176)	32,744
Net assets at beginning of year	—	25,491	508,474	475,730

Net assets at end of year	$—	$—	$493,298	$508,474

³ The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 11 for details on closed sub-accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C75 Sub-Account		C76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$24,672	$38,555	$(69)	$12,138
Net realized gains (losses)	—	—	(5,193)	(8,718)
Net change in unrealized appreciation (depreciation)	—	—	25,706	9,201

Increase (decrease) from operations	24,672	38,555	20,444	12,621

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	224	1,088	92	584
Transfers between Sub-Accounts (including the Fixed Account), net	31,521	42,905	1,920	22,992
Withdrawals, surrenders, annuitizations and contract charges	(133,146)	(138,658)	(26,996)	(37,346)

Net accumulation activity	(101,401)	(94,665)	(24,984)	(13,770)

Net increase (decrease) from contract owner transactions	(101,401)	(94,665)	(24,984)	(13,770)

Total increase (decrease) in net assets	(76,729)	(56,110)	(4,540)	(1,149)
Net assets at beginning of year	1,183,916	1,240,026	329,357	330,506

Net assets at end of year	$1,107,187	$1,183,916	$324,817	$329,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C60 Sub-Account		C66 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(7,685)	$(7,076)	$(3,575)	$(3,753)
Net realized gains (losses)	27,064	28,676	76,172	7,593
Net change in unrealized appreciation (depreciation)	42,276	83,091	(47,751)	17,477

Increase (decrease) from operations	61,655	104,691	24,846	21,317

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	463	487	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(1,567)	(9,379)	(6,517)	(26)
Withdrawals, surrenders, annuitizations and contract charges	(19,007)	(16,028)	(73,169)	(4,140)

Net accumulation activity	(20,111)	(24,920)	(79,686)	(4,166)

Net increase (decrease) from contract owner transactions	(20,111)	(24,920)	(79,686)	(4,166)

Total increase (decrease) in net assets	41,544	79,771	(54,840)	17,151
Net assets at beginning of year	449,175	369,404	219,914	202,763

Net assets at end of year	$490,719	$449,175	$165,074	$219,914

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C68 Sub-Account		C73 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(5,790)	$(5,424)	$3,243	$10,486
Net realized gains (losses)	24,716	22,467	(31,458)	(5,866)
Net change in unrealized appreciation (depreciation)	34,488	51,101	42,924	6,198

Increase (decrease) from operations	53,414	68,144	14,709	10,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	45	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(94)	—	905	247
Withdrawals, surrenders, annuitizations and contract charges	(24,722)	(22,699)	(255,018)	(13,443)

Net accumulation activity	(24,816)	(22,654)	(254,113)	(13,196)

Net increase (decrease) from contract owner transactions	(24,816)	(22,654)	(254,113)	(13,196)

Total increase (decrease) in net assets	28,598	45,490	(239,404)	(2,378)
Net assets at beginning of year	349,297	303,807	432,560	434,938

Net assets at end of year	$377,895	$349,297	$193,156	$432,560

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C69 Sub-Account		C70 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$957	$2,724	$807	$4,138
Net realized gains (losses)	(1,258)	(816)	(4,303)	(9,588)
Net change in unrealized appreciation (depreciation)	12,385	(1,889)	22,522	4,537

Increase (decrease) from operations	12,084	19	19,026	(913)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	254
Transfers between Sub-Accounts (including the Fixed Account), net	3,574	11,044	2,545	15,551
Withdrawals, surrenders, annuitizations and contract charges	(191)	(2,123)	(21,334)	(45,693)

Net accumulation activity	3,383	8,921	(18,789)	(29,888)

Net increase (decrease) from contract owner transactions	3,383	8,921	(18,789)	(29,888)

Total increase (decrease) in net assets	15,467	8,940	237	(30,801)
Net assets at beginning of year	164,680	155,740	279,641	310,442

Net assets at end of year	$180,147	$164,680	$279,878	$279,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F97 Sub-Account		T20 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(583)	$(658)	$2,554	$2,718
Net realized gains (losses)	12,619	12,446	46,754	6,802
Net change in unrealized appreciation (depreciation)	13,246	6,872	55,928	(19,857)

Increase (decrease) from operations	25,282	18,660	105,236	(10,337)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	849	469
Transfers between Sub-Accounts (including the Fixed Account), net	(796)	(571)	(41,127)	21,883
Withdrawals, surrenders, annuitizations and contract charges	(5,602)	(7,633)	(34,301)	(34,503)

Net accumulation activity	(6,398)	(8,204)	(74,579)	(12,151)

Net increase (decrease) from contract owner transactions	(6,398)	(8,204)	(74,579)	(12,151)

Total increase (decrease) in net assets	18,884	10,456	30,657	(22,488)
Net assets at beginning of year	157,016	146,560	418,807	441,295

Net assets at end of year	$175,900	$157,016	$449,464	$418,807

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F51 Sub-Account		F54 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$290	$153	$596	$501
Net realized gains (losses)	3,050	(8,591)	20,476	3,661
Net change in unrealized appreciation (depreciation)	8,082	23,839	(1,273)	15,299

Increase (decrease) from operations	11,422	15,401	19,799	19,461

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	36,449	231	230
Transfers between Sub-Accounts (including the Fixed Account), net	(12)	(715)	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(8,199)	(76,876)	(22,626)	(10,396)

Net accumulation activity	(8,211)	(41,142)	(22,395)	(10,167)

Net increase (decrease) from contract owner transactions	(8,211)	(41,142)	(22,395)	(10,167)

Total increase (decrease) in net assets	3,211	(25,741)	(2,596)	9,294
Net assets at beginning of year	81,680	107,421	219,363	210,069

Net assets at end of year	$84,891	$81,680	$216,767	$219,363

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V52 Sub-Account		AC1 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(4,097)	$(3,622)	$(15)	$(8)
Net realized gains (losses)	22,752	311	128	(16)
Net change in unrealized appreciation (depreciation)	(614)	51,392	195	(6)

Increase (decrease) from operations	18,041	48,081	308	(30)

Contract Owner Transactions:
Accumulation Activity :
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(159)	—	—	(1)
Withdrawals, surrenders, annuitizations and contract charges	(5,510)	(390)	(156)	(162)

Net accumulation activity	(5,669)	(390)	(156)	(163)

Net increase (decrease) from contract owner transactions	(5,669)	(390)	(156)	(163)

Total increase (decrease) in net assets	12,372	47,691	152	(193)
Net assets at beginning of year	198,794	151,103	2,245	2,438

Net assets at end of year	$211,166	$198,794	$2,397	$2,245

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M80 Sub-Account		M10 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(13,995)	$(13,596)	$(505)	$(977)
Net realized gains (losses)	183,304	95,336	31,451	15,734
Net change in unrealized appreciation (depreciation)	(86,134)	114,650	(25,244)	(2,743)

Increase (decrease) from operations	83,175	196,390	5,702	12,014

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,581	456	47,707	42,308
Transfers between Sub-Accounts (including the Fixed Account), net	(5,413)	(45,360)	(702)	(649)
Withdrawals, surrenders, annuitizations and contract charges	(87,405)	(45,131)	(53,321)	(85,596)

Net accumulation activity	(89,237)	(90,035)	(6,316)	(43,937)

Net increase (decrease) from contract owner transactions	(89,237)	(90,035)	(6,316)	(43,937)

Total increase (decrease) in net assets	(6,062)	106,355	(614)	(31,923)
Net assets at beginning of year	807,802	701,447	50,020	81,943

Net assets at end of year	$801,740	$807,802	$49,406	$50,020

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB3 Sub-Account		M42 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(4,439)	$(4,044)	$(117)	$(114)
Net realized gains (losses)	35,123	21,375	34	29
Net change in unrealized appreciation (depreciation)	(14,265)	9,917	792	379

Increase (decrease) from operations	16,419	27,248	709	294

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	234	(909)	—	1
Withdrawals, surrenders, annuitizations and contract charges	(14,010)	(1,099)	—	—

Net accumulation activity	(13,776)	(2,008)	—	1

Net increase (decrease) from contract owner transactions	(13,776)	(2,008)	—	1

Total increase (decrease) in net assets	2,643	25,240	709	295
Net assets at beginning of year	224,651	199,411	6,658	6,363

Net assets at end of year	$227,294	$224,651	$7,367	$6,658

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M83 Sub-Account		MG3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(731)	$(678)	$(1,035)	$(875)
Net realized gains (losses)	29,948	30,838	16,732	7,109
Net change in unrealized appreciation (depreciation)	5,014	266	(11,456)	8,210

Increase (decrease) from operations	34,231	30,426	4,241	14,444

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	179	3,562	524
Transfers between Sub-Accounts (including the Fixed Account), net	(2,492)	(4,442)	(29)	2
Withdrawals, surrenders, annuitizations and contract charges	(23,575)	(20,099)	(33,729)	(5,536)

Net accumulation activity	(26,067)	(24,362)	(30,196)	(5,010)

Net increase (decrease) from contract owner transactions	(26,067)	(24,362)	(30,196)	(5,010)

Total increase (decrease) in net assets	8,164	6,064	(25,955)	9,434
Net assets at beginning of year	323,398	317,334	134,386	124,952

Net assets at end of year	$331,562	$323,398	$108,431	$134,386

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$4,692	$2,611	$19,006	$19,043
Net realized gains (losses)	(2,953)	(1,086)	(9,662)	(26,795)
Net change in unrealized appreciation (depreciation)	15,115	(295)	46,255	13,776

Increase (decrease) from operations	16,854	1,230	55,599	6,024

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,565	147	247	24,943
Transfers between Sub-Accounts (including the Fixed Account), net	232	417	5,598	22,350
Withdrawals, surrenders, annuitizations and contract charges	(23,609)	(4,795)	(55,627)	(117,723)

Net accumulation activity	(21,812)	(4,231)	(49,782)	(70,430)

Net increase (decrease) from contract owner transactions	(21,812)	(4,231)	(49,782)	(70,430)

Total increase (decrease) in net assets	(4,958)	(3,001)	5,817	(64,406)
Net assets at beginning of year	280,168	283,169	817,846	882,252

Net assets at end of year	$275,210	$280,168	$823,663	$817,846

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	W39 Sub-Account		W42 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(104)	$(79)	$(17,843)	$(19,825)
Net realized gains (losses)	(246)	(2,506)	(5,054)	(29,320)
Net change in unrealized appreciation (depreciation)	1,880	897	55,655	180,248

Increase (decrease) from operations	1,530	(1,688)	32,758	131,103

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	46,801	14,947
Transfers between Sub-Accounts (including the Fixed Account), net	(57)	1,101	19,053	(20,069)
Withdrawals, surrenders, annuitizations and contract charges	(587)	(6,185)	(251,185)	(167,459)

Net accumulation activity	(644)	(5,084)	(185,331)	(172,581)

Net increase (decrease) from contract owner transactions	(644)	(5,084)	(185,331)	(172,581)

Total increase (decrease) in net assets	886	(6,772)	(152,573)	(41,478)
Net assets at beginning of year	14,521	21,293	1,102,683	1,144,161

Net assets at end of year	$15,407	$14,521	$950,110	$1,102,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Columbia All-Star contracts, Columbia All-Star Extra contracts, Columbia All-Star Freedom contracts, Columbia All-Star Traditions contracts, and certain other fixed and variable annuity contracts (“the Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
W39	Wanger International	June 2, 2025
W42	Wanger Acorn	June 2, 2025

There were no Sub-Accounts held by contract owners of the Variable Account that were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

Rydex VT NASDAQ-100 Fund Sub-Account (R03) is active at December 31, 2025 but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 11.

Wanger Select Fund Sub-Account (W41) was closed in 2023. Refer to Note 11 for more information.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and the optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. These charges are reflected in the Statement of Operations. At December 31, 2025, the deductions are at an effective annual rate based on the average daily value of the contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Columbia All-Star	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Columbia All-Star Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-%	-%
Columbia All-Star Traditions	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Columbia All-Star Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star Traditions and Columbia All-Star Extra contracts and an effective annual rate of 0.20% of the average daily value of the contracts invested in the Variable Account for Columbia All-Star and Columbia All-Star Freedom contracts. These charges are reflected in the Statement of Operations.

As reimbursement for administrative expenses attributable to Columbia All-Star, Columbia All-Star Freedom, Columbia All-Star Traditions, and Columbia All-Star Extra contracts, which exceed the charges received from the account administration fee (‘‘Account Fee’’) described below, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts. These charges are reflected in the Statement of Operations.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges

A quarterly charge of 0.125% (“Benefit Fee”) of the contract owner’s account value is deducted from the value of the contract on the last day of the account quarter. Account quarters are defined as three-month periods, with the first account quarter beginning on the date the contracts were issued, if a certain optional living benefit rider is elected. This optional living benefit rider is available on Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts; however, no contracts were ever sold with the rider elected; therefore, there are no Benefit Fees reflected in the Variable Account’s financial statements.

Administration charges

Each year on the account anniversary date, an Account Fee equal to $50 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the Columbia All-Star contracts, Columbia All-Star Traditions contracts, and Columbia All-Star Extra contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 8% of the purchase payments withdrawn. The surrender charge is reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the amount applied to provide an annuity at the time of annuitization.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the Annuity 2000 Table or the 2012 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
A70	$5,299	$764
A71	78,803	104,832
C49	30,007	120,243
C75	99,564	176,258
C76	11,471	36,524
C60	4,230	32,026
C66	31,619	114,880
C68	—	30,606
C73	8,549	259,419
C69	13,284	8,944
C70	23,493	41,474
F97	12,450	9,733
T20	44,557	87,367
F51	9,643	9,738
F54	25,936	26,349
V52	21,754	9,766
AC1	178	199
M80	193,492	134,882
M10	66,868	54,111
MB3	34,012	18,526
M42	—	117
M83	36,054	37,761
MG3	14,188	35,888
P06	11,566	28,687
P07	61,614	92,390
W39	649	1,321
W42	150,865	354,039

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	—	1	(1)
A71	357	2,318	(1,961)
C49	1,167	4,212	(3,045)
C75	5,977	16,783	(10,806)
C76	443	2,349	(1,906)
C60	94	465	(371)
C66	1,119	3,773	(2,654)
C68	—	526	(526)
C73	11	11,676	(11,665)
C69	950	628	322
C70	1,888	3,927	(2,039)
F97	—	180	(180)
T20	191	3,215	(3,024)
F51	—	190	(190)
F54	7	729	(722)
V52	—	129	(129)
AC1	—	6	(6)
M80	431	1,390	(959)
M10	1,107	1,299	(192)
MB3	10	486	(476)
M83	182	1,040	(858)
MG3	102	972	(870)
P06	130	1,491	(1,361)
P07	1,828	5,144	(3,316)
W39	10	25	(15)
W42	3,582	7,643	(4,061)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A70	15	194	(179)
A71	1,632	6,188	(4,556)
AM2	—	977	(977)
C49	141	1,381	(1,240)
C75	9,363	19,713	(10,350)
C76	2,400	3,497	(1,097)
C60	66	603	(537)
C66	157	319	(162)
C68	1	533	(532)
C73	11	648	(637)
C69	1,234	280	954
C70	3,025	6,374	(3,349)
F97	—	252	(252)
T20	1,869	2,428	(559)
F51	997	2,073	(1,076)
F54	8	350	(342)
V52	—	11	(11)
AC1	—	6	(6)
M80	321	1,545	(1,224)
M10	1,186	2,356	(1,170)
MB3	—	75	(75)
M83	372	1,232	(860)
MG3	16	163	(147)
P06	40	313	(273)
P07	4,770	9,800	(5,030)
W39	33	137	(104)
W42	1,111	4,845	(3,734)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2025	1,285	$43.6793	to	$21.3971	$40,746	—%	1.35%	to	2.05%	4.60%	to	3.86%
2024	1,286	41.7591	to	20.6015	39,172	—	1.35	to	2.05	4.52	to	3.78
2023	1,465	39.9528	to	19.8513	43,684	0.03	1.35	to	2.05	14.15	to	13.35
2022	1,521	35.0004	to	17.5135	40,132	—	1.35	to	2.05	(28.15)	to	(28.65)
2021	1,577	48.7116	to	24.5471	58,450	—	1.35	to	2.05	20.92	to	20.07
A71
2025	16,714	57.8276	to	40.1045	696,090	0.89	1.35	to	2.30	8.72	to	7.68
2024	18,675	53.1915	to	37.2436	718,549	1.22	1.35	to	2.30	11.23	to	10.17
2023	23,231	47.8193	to	33.8066	793,045	1.23	1.35	to	2.30	10.22	to	9.18
2022	26,060	43.3846	to	30.9652	806,416	1.11	1.35	to	2.30	(5.70)	to	(6.60)
2021	30,307	46.0088	to	33.1533	999,848	0.63	1.35	to	2.30	26.12	to	24.92
AM2[5]
2024	—	28.3537	to	22.8822	—	—	1.70	to	2.05	(1.42)	to	(1.52)
2023	977	28.7617	to	23.2357	25,491	—	1.70	to	2.05	10.45	to	10.07
2022	956	26.0393	to	21.1105	22,654	—	1.70	to	2.05	(29.03)	to	(29.28)
2021	2,413	36.6901	to	29.8503	75,459	—	1.70	to	2.05	6.18	to	5.80
C49
2025	18,269	28.8081	to	25.9605	493,298	—	1.35	to	2.05	14.01	to	13.21
2024	21,314	25.2685	to	22.9322	508,474	—	1.35	to	2.05	13.56	to	12.75
2023	22,554	22.2520	to	20.3388	475,730	—	1.35	to	2.05	3.43	to	2.71
2022	23,467	21.5133	to	19.8028	480,404	—	1.35	to	2.05	(2.72)	to	(3.40)
2021	28,099	22.1140	to	20.4996	592,239	—	1.35	to	2.05	24.20	to	23.33
C75
2025	114,092	10.1636	to	8.9979	1,107,187	3.90	1.35	to	2.30	2.59	to	1.62
2024	124,898	9.9066	to	8.8547	1,183,916	4.88	1.35	to	2.30	3.61	to	2.61
2023	135,248	9.5619	to	8.6293	1,240,026	4.60	1.35	to	2.30	3.35	to	2.37
2022	180,634	9.2522	to	8.4298	1,601,042	1.15	1.35	to	2.30	(0.15)	to	(1.10)
2021	191,491	9.2660	to	8.5234	1,710,639	0.02	1.35	to	2.30	(1.33)	to	(2.27)
C76
2025	23,684	14.4966	to	12.8339	324,817	1.77	1.35	to	2.30	6.97	to	5.95
2024	25,590	13.5521	to	12.1130	329,357	5.42	1.35	to	2.30	4.28	to	3.28
2023	26,687	12.9961	to	11.7286	330,506	5.05	1.35	to	2.30	9.87	to	8.82
2022	29,903	11.8288	to	10.7775	338,462	5.25	1.35	to	2.30	(11.42)	to	(12.27)
2021	33,414	13.3545	to	12.2843	437,983	8.92	1.35	to	2.30	2.74	to	1.76

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C60
2025	8,625	$59.6459	to	$53.7511	$490,719	—%	1.35%	to	2.05%	14.29%	to	13.49%
2024	8,996	52.1872	to	47.3628	449,175	—	1.35	to	2.05	29.23	to	28.32
2023	9,533	40.3822	to	36.9109	369,404	—	1.35	to	2.05	40.85	to	39.86
2022	10,219	28.6699	to	26.3904	281,933	—	1.35	to	2.05	(32.45)	to	(32.93)
2021	12,970	42.4454	to	39.3475	527,405	—	1.35	to	2.05	26.63	to	25.73
C66
2025	5,433	32.2682	to	29.0784	165,074	—	1.35	to	2.05	12.65	to	11.85
2024	8,087	28.6457	to	25.9969	219,914	—	1.35	to	2.05	11.01	to	10.23
2023	8,249	25.8038	to	23.5852	202,763	—	1.35	to	2.05	8.82	to	8.05
2022	8,340	23.7127	to	21.8271	189,025	—	1.35	to	2.05	(10.65)	to	(11.28)
2021	10,856	26.5402	to	24.6028	275,181	—	1.35	to	2.05	30.55	to	29.63
C68
2025	7,838	49.9218	to	44.9881	377,895	—	1.35	to	2.05	15.67	to	14.86
2024	8,364	43.1572	to	39.1675	349,297	—	1.35	to	2.05	22.71	to	21.84
2023	8,896	35.1696	to	32.1464	303,807	—	1.35	to	2.05	23.96	to	23.09
2022	9,013	28.3707	to	26.1151	248,837	—	1.35	to	2.05	(19.64)	to	(20.20)
2021	9,614	35.3028	to	32.7262	331,107	—	1.35	to	2.05	26.34	to	25.45
C73
2025	8,568	24.2160	to	22.4495	193,156	3.06	1.55	to	1.85	5.51	to	5.19
2024	20,233	22.9521	to	21.3425	432,560	4.28	1.55	to	1.85	2.88	to	2.56
2023	20,870	22.3100	to	20.8090	434,938	3.38	1.55	to	1.85	7.52	to	7.19
2022	21,522	20.7499	to	19.4125	418,385	2.64	1.55	to	1.85	(12.88)	to	(13.15)
2021	24,294	23.8183	to	22.3507	552,576	5.18	1.55	to	1.85	0.06	to	(0.25)
C69
2025	17,591	10.2483	to	9.9471	180,147	2.23	1.65	to	1.85	7.39	to	7.17
2024	17,269	9.5429	to	9.2812	164,680	3.36	1.65	to	1.85	(0.11)	to	(0.32)
2023	16,315	9.5537	to	9.3108	155,740	2.84	1.65	to	1.85	3.97	to	3.76
2022	15,267	9.1894	to	8.9738	140,187	2.00	1.65	to	1.85	(15.55)	to	(15.72)
2021	15,440	10.8813	to	10.6476	167,888	1.88	1.65	to	1.85	(2.58)	to	(2.78)
C70
2025	28,606	10.3238	to	8.9649	279,878	2.01	1.35	to	2.30	7.36	to	6.34
2024	30,645	9.6159	to	8.4304	279,641	3.12	1.35	to	2.30	(0.05)	to	(1.00)
2023	33,994	9.6202	to	8.5160	310,442	2.64	1.35	to	2.30	4.01	to	3.03
2022	37,651	9.2490	to	8.2658	331,485	1.81	1.35	to	2.30	(15.48)	to	(16.28)
2021	44,656	10.9424	to	9.8731	465,711	1.82	1.35	to	2.30	(2.53)	to	(3.46)
F97
2025	4,927	38.9202	to	35.3375	175,900	1.65	1.65	to	2.05	16.79	to	16.32
2024	5,107	33.3238	to	30.3784	157,016	1.59	1.65	to	2.05	13.15	to	12.69
2023	5,359	29.4511	to	26.9575	146,560	1.77	1.65	to	2.05	8.57	to	8.13
2022	5,440	27.1270	to	24.9301	137,558	1.73	1.65	to	2.05	(6.80)	to	(7.18)
2021	5,558	29.1064	to	26.8572	151,403	1.67	1.65	to	2.05	22.56	to	22.06

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
T20
2025	16,657	$29.8097	to	$23.2567	$449,464	2.35%	1.35%	to	2.30%	27.46%	to	26.24%
2024	19,681	23.3883	to	18.4221	418,807	2.42	1.35	to	2.30	(2.34)	to	(3.28)
2023	20,240	23.9491	to	19.0467	441,295	3.27	1.35	to	2.30	19.14	to	18.01
2022	25,884	20.1024	to	16.1406	475,345	3.01	1.35	to	2.30	(8.85)	to	(9.71)
2021	29,273	22.0536	to	17.8773	592,101	1.82	1.35	to	2.30	2.76	to	1.78
F51
2025	1,796	47.2599	to	45.1358	84,891	2.22	1.85	to	2.05	14.75	to	14.52
2024	1,986	41.1864	to	39.4143	81,680	1.72	1.85	to	2.05	15.80	to	15.56
2023	3,062	35.5674	to	34.1060	107,421	2.25	1.85	to	2.05	6.98	to	6.76
2022	3,417	33.2480	to	31.9457	111,972	3.10	1.85	to	2.05	(8.52)	to	(8.71)
2021	3,791	36.3461	to	34.9925	135,813	2.49	1.85	to	2.05	22.93	to	22.69
F54
2025	6,512	34.0674	to	31.0697	216,767	1.95	1.65	to	2.05	9.68	to	9.24
2024	7,234	31.0593	to	28.4408	219,363	2.00	1.65	to	2.05	9.43	to	8.98
2023	7,576	28.3838	to	26.0967	210,069	1.90	1.65	to	2.05	11.60	to	11.15
2022	7,975	25.4329	to	23.4778	198,273	1.85	1.65	to	2.05	(8.95)	to	(9.32)
2021	8,393	27.9334	to	25.8901	229,342	2.90	1.65	to	2.05	17.21	to	16.74
V52
2025	4,632	46.5852	to	45.3158	211,166	—	1.85	to	2.05	9.33	to	9.11
2024	4,761	42.6084	to	41.5305	198,794	—	1.85	to	2.05	32.06	to	31.79
2023	4,772	32.2643	to	31.5117	151,103	—	1.85	to	2.05	38.01	to	37.74
2022	4,783	23.3775	to	22.8779	109,925	—	1.85	to	2.05	(32.56)	to	(32.70)
2021	4,796	34.6650	to	33.9922	163,684	—	1.85	to	2.05	9.59	to	9.37
AC1
2025	82	29.1455			2,397	1.18	1.85			14.09
2024	88	25.5467			2,245	1.51	1.85			(1.52)
2023	94	25.9415			2,438	—	1.85			15.70
2022	101	22.4215			2,268	1.40	1.85			(20.01)
2021	108	28.0289			3,040	1.05	1.85			3.66
M80
2025	9,096	120.7964	to	83.6463	801,740	—	1.35	to	2.30	10.40	to	9.35
2024	10,055	109.4183	to	76.4952	807,802	—	1.35	to	2.30	29.37	to	28.13
2023	11,279	84.5765	to	59.7008	701,447	—	1.35	to	2.30	33.69	to	32.42
2022	13,920	63.2628	to	45.0834	639,301	—	1.35	to	2.30	(32.72)	to	(33.36)
2021	13,751	94.0330	to	67.6552	947,817	—	1.35	to	2.30	21.58	to	20.42

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M10
2025	1,035	$47.7155	to	$43.3233	$49,406	0.29%	1.65%	to	2.05%	11.46%	to	11.01%
2024	1,227	40.8719	to	39.0259	50,020	0.37	1.85	to	2.05	17.01	to	16.77
2023	2,397	34.9316	to	33.4215	81,943	0.47	1.85	to	2.05	16.48	to	16.25
2022	2,704	29.9887	to	28.7497	79,330	0.38	1.85	to	2.05	(18.22)	to	(18.39)
2021	3,012	38.1764	to	35.2264	108,095	0.41	1.65	to	2.05	24.43	to	23.93
MB3
2025	7,736	30.4579	to	28.9993	227,294	0.02	1.65	to	2.10	7.80	to	7.31
2024	8,212	28.2533	to	27.0229	224,651	0.13	1.65	to	2.10	14.06	to	13.54
2023	8,287	24.7711	to	23.8013	199,411	0.05	1.65	to	2.10	21.68	to	21.13
2022	9,428	20.3582	to	19.6500	187,273	—	1.65	to	2.10	(20.77)	to	(21.13)
2021	9,672	25.6953	to	24.9143	243,295	0.03	1.65	to	2.10	23.59	to	23.03
M42
2025	131	56.2421			7,367	—	1.70			10.65
2024	131	50.8284			6,658	—	1.70			4.62
2023	131	48.5856	to	—	6,363	—	1.70	to	—	12.32	to	—
2022	131	49.3912	to	43.2555	5,666	—	1.35	to	1.70	(30.94)	to	(31.18)
2021	165	71.5161	to	62.8541	10,698	—	1.35	to	1.70	0.20	to	(0.15)
M83
2025	10,542	33.5937	to	29.6167	331,562	1.62	1.35	to	2.30	11.49	to	10.43
2024	11,400	30.1310	to	26.8191	323,398	1.65	1.35	to	2.30	10.10	to	9.04
2023	12,260	27.3676	to	24.5955	317,334	1.58	1.35	to	2.30	6.48	to	5.47
2022	13,432	25.7014	to	23.3194	328,126	1.38	1.35	to	2.30	(7.17)	to	(8.05)
2021	15,453	27.6872	to	25.3621	408,763	1.31	1.35	to	2.30	23.76	to	22.59
MG3
2025	3,061	39.1106	to	34.4654	108,431	0.82	1.35	to	2.05	4.55	to	3.82
2024	3,931	37.4081	to	33.1988	134,386	1.23	1.35	to	2.05	12.20	to	11.41
2023	4,078	33.3395	to	29.7994	124,952	1.76	1.35	to	2.05	11.21	to	10.43
2022	4,212	29.9781	to	26.9844	116,579	0.98	1.35	to	2.05	(10.01)	to	(10.64)
2021	4,900	33.3134	to	30.1989	152,113	0.79	1.35	to	2.05	29.22	to	28.32
P06
2025	17,039	17.4062	to	15.5142	275,210	3.32	1.35	to	1.85	6.42	to	5.88
2024	18,400	16.3564	to	15.1455	280,168	2.61	1.35	to	1.70	0.75	to	0.39
2023	18,673	16.2349	to	15.0867	283,169	2.99	1.35	to	1.70	2.28	to	1.92
2022	18,949	15.8732	to	12.8176	281,879	6.67	1.35	to	2.30	(13.09)	to	(13.92)
2021	20,031	18.2648	to	17.0934	344,070	4.94	1.35	to	1.70	4.19	to	3.82
P07
2025	52,492	17.3192	to	13.8225	823,663	4.10	1.35	to	2.30	7.45	to	6.43
2024	55,808	16.1185	to	12.9879	817,846	4.03	1.35	to	2.30	1.14	to	0.17
2023	60,838	15.9361	to	12.9654	882,252	3.51	1.35	to	2.30	4.52	to	3.52
2022	67,800	15.2475	to	12.5241	944,475	2.59	1.35	to	2.30	(15.46)	to	(16.26)
2021	75,501	18.0359	to	14.9566	1,248,101	1.82	1.35	to	2.30	(2.60)	to	(3.52)

DELAWARE LIFE VARIABLE ACCOUNT F - ALL-STAR

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W39
2025	391	$50.9516	to	$36.2150	$15,407	1.27%	1.70%	to	2.05%	10.85%	to	10.46%
2024	406	41.8574	to	32.7869	14,521	1.42	1.55	to	2.05	(9.68)	to	(10.14)
2023	510	46.3432	to	36.4857	21,293	0.32	1.55	to	2.05	15.15	to	14.57
2022	526	40.2454	to	31.8446	19,134	1.04	1.55	to	2.05	(34.87)	to	(35.20)
2021	1,137	61.7904	to	49.1394	62,613	0.55	1.55	to	2.05	16.97	to	16.39
W41[6]
2022	11,390	39.1771	to	28.2101	349,924	—	1.35	to	2.05	(35.71)	to	(36.16)
2021	11,957	60.9372	to	44.1900	575,440	—	1.35	to	2.05	4.41	to	3.67
W42
2025	19,959	66.7857	to	45.4744	950,110	—	1.35	to	2.30	3.06	to	2.08
2024	24,020	64.8019	to	44.5477	1,102,683	—	1.35	to	2.30	12.63	to	11.55
2023	27,754	57.5359	to	39.9360	1,144,161	—	1.35	to	2.30	20.10	to	18.96
2022	21,582	47.9061	to	33.5704	747,012	—	1.35	to	2.30	(34.36)	to	(34.98)
2021	20,457	72.9816	to	51.6337	1,086,098	0.74	1.35	to	2.30	7.43	to	6.41

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AM2 was closed on April 15, 2024 and its remaining assets were transferred into Sub-Account C75.
[6]	Sub-Account W41 was merged into Sub-Account W42 on April 21, 2023.

Delaware Life

Variable Account F - Futurity

Financial Statements as of and for the Year Ended December 31, 2025 and Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-4

Financial Statements

Statement of Assets and Liabilities	5-7

Statement of Operations	8-26

Statements of Changes in Net Assets	27-55

Notes to the Financial Statements	56-75

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account F - Futurity:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account F - Futurity (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Unless noted otherwise, statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)

AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)

Alger Growth & Income Portfolio I-2 Sub-Account (A55)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)

ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)

ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)

First Eagle Overseas Variable Fund Sub-Account (FE3)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)

Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)

Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)

Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)

Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15)

Invesco V.I. American Franchise Fund Series II Sub-Account (V52)

Invesco V.I. Core Equity Fund I Sub-Account (A39)

Invesco V.I. Core Equity Fund II Sub-Account (AC3)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)

Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)

LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)

LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)

MFS VIT Total Return Series Initial Class Sub-Account (M07)

MFS VIT Total Return Series Service Class Sub-Account (M35)

MFS VIT I Growth Series Initial Class Sub-Account (M31)

MFS VIT I Growth Series Service Class Sub-Account (M80)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)

MFS VIT I New Discovery Series Service Class Sub-Account (M42)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)

MFS VIT I Research Series Initial Class Sub-Account (M33)

MFS VIT I Utilities Series Initial Class Sub-Account (M44)

MFS VIT I Utilities Series Service Class Sub-Account (M40)

MFS VIT I Value Series Initial Class Sub-Account (M83)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)

Rydex VT NASDAQ-100 Fund Sub-Account (R03)

Rydex VT Nova Fund Sub-Account (R02)

(1)

Statement of assets and liabilities as of December 31, 2025, statement of changes in net assets for the year ended December 31, 2025, and statement of changes in net assets for the period January 1, 2024 to April 15, 2024.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets				Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70)	12,069	$325,593	$365,202	$4,948	$370,150	$—	$370,150
AB VPS Relative Value Portfolio (Class B) Sub-Account (A71)	204,840	5,755,526	6,319,301	—	6,319,301	—	6,319,301
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ¹	—	—	—	—	—	—	—
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	84,980	874,355	837,905	8,031	845,936	—	845,936
Alger Growth & Income Portfolio I-2 Sub-Account (A55)	139,232	3,607,018	4,889,823	1,385	4,891,208	—	4,891,208
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	54,066	1,226,453	1,007,794	—	1,007,794	2,488	1,005,306
ClearBridge Variable Dividend Strategy Portfolio Class I Sub-Account (C53)	14,832	318,126	300,349	—	300,349	—	300,349
ClearBridge Variable Large Cap Value Portfolio Class I Sub-Account (L13)	14,274	286,879	273,769	—	273,769	—	273,769
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	306,463	14,433,545	17,425,471	32,151	17,457,622	—	17,457,622
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	155,336	14,064,651	14,427,626	—	14,427,626	26,027	14,401,599
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	56,789	1,328,494	1,540,120	265	1,540,385	—	1,540,385
First Eagle Overseas Variable Fund Sub-Account (FE3)	855,476	21,035,506	23,884,880	—	23,884,880	77,384	23,807,496
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	63,482	884,457	1,029,679	304	1,029,983	—	1,029,983
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	40,709	472,609	576,034	—	576,034	—	576,034
Goldman Sachs VIT Large Cap Value Fund I Class Sub-Account (G30)	173,731	1,529,045	1,421,118	—	1,421,118	—	1,421,118
Goldman Sachs VIT Small Cap Equity Insights Fund I Class Sub-Account (521)	99,947	1,276,448	1,427,249	5,587	1,432,836	—	1,432,836
Goldman Sachs VIT Strategic Growth Fund I Class Sub-Account (520)	214,101	2,855,197	3,316,427	19,799	3,336,226	—	3,336,226
Goldman Sachs International Equity Insights Fund I Class Sub-Account (G33)	139,827	1,186,737	1,452,804	1,039	1,453,843	—	1,453,843
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	221,115	4,304,477	4,818,088	16,823	4,834,911	—	4,834,911
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	5,920	429,646	445,267	8,123	453,391	—	453,390
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	155,632	9,748,837	12,606,179	—	12,606,179	104,703	12,501,476
Invesco V.I. American Franchise Fund Series II Sub-Account (V52)	1,729	97,941	124,424	—	124,424	5,136	119,288
Invesco V.I. Core Equity Fund I Sub-Account (A39)	200,324	6,014,314	7,217,680	566	7,218,246	—	7,218,246
Invesco V.I. Core Equity Fund II Sub-Account (AC3)	1,361	40,189	48,663	—	48,663	—	48,663
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21)	120,835	4,185,260	4,363,347	2,987	4,366,334	—	4,366,334
Invesco V.I. EQV International Equity Fund Series II Sub-Account (AC1)	4,049	122,835	143,303	—	143,303	—	143,303
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	28,270	489,210	567,097	7,868	574,965	—	574,965
LVIP JPMorgan Small Cap Core Fund Standard Class Sub-Account (J43)	45,273	921,731	993,553	7,851	1,001,404	—	1,001,404
LVIP JPMorgan U.S. Equity Fund Standard Class Sub-Account (J32)	75,882	2,716,416	3,746,129	24,130	3,770,259	—	3,770,259
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	11,876,741	11,876,741	11,876,741	3,985	11,880,726	—	11,880,726
MFS VIT Total Return Series Initial Class Sub-Account (M07)	383,614	9,018,287	8,949,703	—	8,949,703	425	8,949,278
MFS VIT Total Return Series Service Class Sub-Account (M35)	324,175	7,478,745	7,339,324	—	7,339,324	3	7,339,321
MFS VIT I Growth Series Initial Class Sub-Account (M31)	261,961	16,563,889	17,774,062	—	17,774,062	1,695	17,772,367
MFS VIT I Growth Series Service Class Sub-Account (M80)	59,497	3,269,117	3,610,280	—	3,610,280	6	3,610,274
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	1,717,478	15,656,663	13,705,474	—	13,705,474	24,287	13,681,187
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	390,328	5,749,257	6,089,118	7,212	6,096,330	—	6,096,330
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	583,191	6,857,353	7,056,609	—	7,056,609	30,623	7,025,986
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	370,033	4,615,513	4,358,992	5,462	4,364,454	—	4,364,454
MFS VIT I Research Series Initial Class Sub-Account (M33)	364,283	10,894,685	11,106,978	—	11,106,978	149	11,106,829
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	120,188	4,042,223	4,534,692	5,132	4,539,824	—	4,539,824
MFS VIT I Utilities Series Service Class Sub-Account (M40)	35,674	1,120,132	1,313,526	—	1,313,526	—	1,313,526
MFS VIT I Value Series Initial Class Sub-Account (M83)	1,428,331	29,597,836	31,794,659	—	31,794,659	53,287	31,741,372
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	80,133	4,492,293	4,873,698	—	4,873,698	1,489	4,872,209
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	54,753	2,848,145	3,268,771	—	3,268,771	—	3,268,771
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	242,683	2,904,869	2,625,826	—	2,625,826	580	2,625,246
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	151,883	1,820,527	1,634,260	—	1,634,260	—	1,634,260
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	2,387,130	12,466,817	12,150,493	—	12,150,493	8,517	12,141,976
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	409,075	2,141,569	2,053,554	—	2,053,554	—	2,053,554
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	531,615	11,599,463	11,987,919	17,368	12,005,287	—	12,005,287
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	195,548	4,086,238	4,276,635	—	4,276,635	3	4,276,632
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	1,187,083	11,178,008	11,597,796	—	11,597,796	39,189	11,558,607
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	597,829	7,911,458	7,586,447	—	7,586,447	19,371	7,567,076
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	1,777,434	15,679,564	17,969,856	—	17,969,856	35,013	17,934,843
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	725,108	8,325,504	8,280,734	—	8,280,734	11,971	8,268,763
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	230,746	2,876,541	2,771,262	253	2,771,515	—	2,771,515
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	1,720,754	17,306,089	16,261,126	—	16,261,126	5,192	16,255,934
Rydex VT NASDAQ-100 Fund Sub-Account (R03)	17,949	1,154,820	1,736,232	41,069	1,777,301	—	1,777,301
Rydex VT Nova Fund Sub-Account (R02)	2,515	325,258	647,255	40,235	687,490	—	687,490

[1]	This Sub-Account was closed in 2024.Refer to Note 11 in the Variable Account’s Notes to Financial Statements for more information.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
A70	16,040	$353,011	$17,139	$370,150
A71	161,358	6,319,301	—	6,319,301
AM2	—	—	—	—
A19	16,419	824,464	21,472	845,936
A55	91,007	4,810,872	80,336	4,891,208
A51	34,078	1,004,277	1,029	1,005,306
C53	7,871	300,349	—	300,349
L13	5,371	273,769	—	273,769
F24	203,939	17,074,673	382,949	17,457,622
F99	218,014	14,027,738	373,861	14,401,599
F91	61,567	1,506,895	33,490	1,540,385
FE3	328,237	23,580,439	227,057	23,807,496
T20	34,617	1,027,133	2,850	1,029,983
F56	17,198	576,034	—	576,034
G30	39,705	1,421,118	—	1,421,118
521	25,773	1,407,074	25,762	1,432,836
520	54,284	3,229,158	107,068	3,336,226
G33	68,972	1,434,872	18,971	1,453,843
G31	91,146	4,791,215	43,696	4,834,911
O00	27,068	431,671	21,719	453,390
V15	246,573	12,432,899	68,577	12,501,476
V52	2,703	88,469	30,819	119,288
A39	201,602	7,200,699	17,547	7,218,246
AC3	852	48,663	—	48,663
A21	173,474	4,350,096	16,238	4,366,334
AC1	3,879	143,303	—	143,303
I76	18,721	553,480	21,485	574,965
J43	19,399	980,413	20,991	1,001,404
J32	43,723	3,676,424	93,835	3,770,259
MD8	1,202,760	11,817,937	62,789	11,880,726
M07	441,018	8,895,688	53,590	8,949,278
M35	378,888	7,315,561	23,760	7,339,321
M31	294,138	17,447,142	325,225	17,772,367

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
M80	47,866	$3,566,438	$43,836.00	$3,610,274
MF1	341,327	13,586,891	94,296	13,681,187
M05	260,558	5,954,149	142,181	6,096,330
M42	314,502	6,967,105	58,881	7,025,986
M06	389,447	4,288,502	75,952	4,364,454
M33	264,316	11,081,712	25,117	11,106,829
M44	248,100	4,513,047	26,777	4,539,824
M40	75,243	1,313,526	—	1,313,526
M83	963,245	31,203,765	537,607	31,741,372
MB6	91,942	4,788,171	84,038	4,872,209
MB7	57,552	3,268,771	—	3,268,771
M96	160,270	2,618,912	6,334	2,625,246
MD2	123,228	1,634,260	—	1,634,260
MA6	526,868	11,997,690	144,286	12,141,976
MA3	77,846	2,053,554	—	2,053,554
MD6	290,995	11,719,562	285,725	12,005,287
MB3	83,139	4,255,499	21,133	4,276,632
MB8	217,628	11,421,750	136,857	11,558,607
MF6	188,258	7,525,387	41,689	7,567,076
MG3	473,763	17,541,786	393,057	17,934,843
PK8	227,244	8,224,253	44,510	8,268,763
P06	159,715	2,767,702	3,813	2,771,515
P07	936,092	16,189,146	66,788	16,255,934
R03	21,692	1,613,715	163,586	1,777,301
R02	9,805	521,545	165,945	687,490

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	A70	A71	A19
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$58,127	$—
Expenses:
Mortality and expense risk charges	(5,037)	(78,755)	(10,354)
Administration and distribution charges	(1,420)	(22,740)	(2,485)

Net investment income (loss)	(6,457)	(43,368)	(12,839)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(804)	88,285	(25,396)
Realized gain distributions	47,269	542,784	—

Net realized gains (losses)	46,465	631,069	(25,396)

Net change in unrealized appreciation (depreciation)	(24,006)	(58,483)	62,369

Net realized and change in unrealized gains (losses)	22,459	572,586	36,973

Net increase (decrease) from operations	$16,002	$529,218	$24,134

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A55	A51	C53
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$72,590	$—	$6,870
Expenses:
Mortality and expense risk charges	(55,188)	(12,247)	(4,323)
Administration and distribution charges	(11,659)	(2,624)	(521)

Net investment income (loss)	5,743	(14,871)	2,026

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	456,159	(109,414)	14,970
Realized gain distributions	544,576	11,646	43,022

Net realized gains (losses)	1,000,735	(97,768)	57,992

Net change in unrealized appreciation (depreciation)	(183,188)	139,551	(23,975)

Net realized and change in unrealized gains (losses)	817,547	41,783	34,017

Net increase (decrease) from operations	$823,290	$26,912	$36,043

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	L13	F24	F99
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,026	$—	$6,821
Expenses:
Mortality and expense risk charges	(3,237)	(197,980)	(168,043)
Administration and distribution charges	(390)	(55,272)	(47,052)

Net investment income (loss)	(601)	(253,252)	(208,274)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	548	769,172	311,721
Realized gain distributions	26,288	2,739,010	1,851,574

Net realized gains (losses)	26,836	3,508,182	2,163,295

Net change in unrealized appreciation (depreciation)	(4,382)	(368,900)	(201,110)

Net realized and change in unrealized gains (losses)	22,454	3,139,282	1,962,185

Net increase (decrease) from operations	$21,853	$2,886,030	$1,753,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F91	FE3	T20
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$22,412	$396,461	$24,490
Expenses:
Mortality and expense risk charges	(20,032)	(276,496)	(12,221)
Administration and distribution charges	(5,817)	(83,332)	(3,582)

Net investment income (loss)	(3,437)	36,633	8,687

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	108,185	555,817	35,752
Realized gain distributions	146,316	2,853,589	68,382

Net realized gains (losses)	254,501	3,409,406	104,134

Net change in unrealized appreciation (depreciation)	38,305	3,679,343	139,421

Net realized and change in unrealized gains (losses)	292,806	7,088,749	243,555

Net increase (decrease) from operations	$289,369	$7,125,382	$252,242

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	F56	G30	521
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,857	$17,044	$9,773
Expenses:
Mortality and expense risk charges	(6,564)	(18,931)	(16,895)
Administration and distribution charges	(1,679)	(3,450)	(4,560)

Net investment income (loss)	(3,386)	(5,337)	(11,682)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,954	(48,708)	32,892
Realized gain distributions	41,702	212,009	111,225

Net realized gains (losses)	45,656	163,301	144,117

Net change in unrealized appreciation (depreciation)	69,215	(19,155)	67,014

Net realized and change in unrealized gains (losses)	114,871	144,146	211,131

Net increase (decrease) from operations	$111,485	$138,809	$199,449

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	520	G33	G31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$37,392	$31,807
Expenses:
Mortality and expense risk charges	(37,016)	(17,740)	(55,843)
Administration and distribution charges	(11,316)	(2,750)	(10,902)

Net investment income (loss)	(48,332)	16,902	(34,938)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	34,391	47,074	83,304
Realized gain distributions	492,581	183,411	602,081

Net realized gains (losses)	526,972	230,485	685,385

Net change in unrealized appreciation (depreciation)	(15,255)	201,793	(27,145)

Net realized and change in unrealized gains (losses)	511,717	432,278	658,240

Net increase (decrease) from operations	$463,385	$449,180	$623,302

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	O00	V15	V52
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(5,439)	(152,456)	(1,691)
Administration and distribution charges	(1,389)	(29,569)	(602)

Net investment income (loss)	(6,828)	(182,025)	(2,293)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(559)	522,724	1,994
Realized gain distributions	36,862	1,179,038	12,571

Net realized gains (losses)	36,303	1,701,762	14,565

Net change in unrealized appreciation (depreciation)	(15,209)	(297,750)	(1,679)

Net realized and change in unrealized gains (losses)	21,094	1,404,012	12,886

Net increase (decrease) from operations	$14,266	$1,221,987	$10,593

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	A39	AC3	A21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$46,602	$189	$60,674
Expenses:
Mortality and expense risk charges	(87,159)	(508)	(52,668)
Administration and distribution charges	(20,151)	(136)	(11,816)

Net investment income (loss)	(60,708)	(455)	(3,810)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	200,176	28	(33,890)
Realized gain distributions	536,475	3,465	269,296

Net realized gains (losses)	736,651	3,493	235,406

Net change in unrealized appreciation (depreciation)	323,652	3,024	364,243

Net realized and change in unrealized gains (losses)	1,060,303	6,517	599,649

Net increase (decrease) from operations	$999,595	$6,062	$595,839

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	AC1	I76	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,634	$—	$5,948
Expenses:
Mortality and expense risk charges	(1,957)	(9,183)	(11,896)
Administration and distribution charges	(473)	(2,269)	(2,421)

Net investment income (loss)	(796)	(11,452)	(8,369)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,557	48,071	801
Realized gain distributions	8,914	24,268	77,212

Net realized gains (losses)	10,471	72,339	78,013

Net change in unrealized appreciation (depreciation)	9,110	(6,113)	4,648

Net realized and change in unrealized gains (losses)	19,581	66,226	82,661

Net increase (decrease) from operations	$18,785	$54,774	$74,292

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	J32	MD8	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$16,484	$467,146	$237,590
Expenses:
Mortality and expense risk charges	(44,322)	(147,602)	(102,565)
Administration and distribution charges	(8,683)	(35,243)	(26,612)

Net investment income (loss)	(36,521)	284,301	108,413

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	184,141	—	(55,656)
Realized gain distributions	102,589	—	633,540

Net realized gains (losses)	286,730	—	577,884

Net change in unrealized appreciation (depreciation)	169,564	—	130,614

Net realized and change in unrealized gains (losses)	456,294	—	708,498

Net increase (decrease) from operations	$419,773	$284,301	$816,911

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$182,464	$—	$—
Expenses:
Mortality and expense risk charges	(87,284)	(215,863)	(42,343)
Administration and distribution charges	(27,938)	(46,318)	(12,487)

Net investment income (loss)	67,242	(262,181)	(54,830)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(24,737)	729,904	178,046
Realized gain distributions	536,818	3,227,460	683,907

Net realized gains (losses)	512,081	3,957,364	861,953

Net change in unrealized appreciation (depreciation)	63,249	(1,874,582)	(465,503)

Net realized and change in unrealized gains (losses)	575,330	2,082,782	396,450

Net increase (decrease) from operations	$642,572	$1,820,601	$341,620

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MF1	M05	M42
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(167,713)	(69,659)	(81,337)
Administration and distribution charges	(46,861)	(19,405)	(27,556)

Net investment income (loss)	(214,574)	(89,064)	(108,893)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(278,622)	(508,904)	(533,674)
Realized gain distributions	2,305,339	—	—

Net realized gains (losses)	2,026,717	(508,904)	(533,674)

Net change in unrealized appreciation (depreciation)	(1,517,524)	1,236,827	1,378,567

Net realized and change in unrealized gains (losses)	509,193	727,923	844,893

Net increase (decrease) from operations	$294,619	$638,859	$736,000

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M06	M33	M44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$200,259	$108,388	$139,664
Expenses:
Mortality and expense risk charges	(54,439)	(126,984)	(56,861)
Administration and distribution charges	(14,293)	(45,404)	(11,919)

Net investment income (loss)	131,527	(64,000)	70,884

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(114,441)	345,276	225,222
Realized gain distributions	—	2,656,147	63,872

Net realized gains (losses)	(114,441)	3,001,423	289,094

Net change in unrealized appreciation (depreciation)	238,813	(1,846,380)	238,993

Net realized and change in unrealized gains (losses)	124,372	1,155,043	528,087

Net increase (decrease) from operations	$255,899	$1,091,043	$598,971

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	M40 Sub-Account	M83 Sub-Account	MB6 Sub-Account
Income:
Dividend income	$35,618	$502,540	$52,968
Expenses:
Mortality and expense risk charges	(15,519)	(368,248)	(59,575)
Administration and distribution charges	(5,350)	(108,234)	(12,302)

Net investment income (loss)	14,749	26,058	(18,909)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	26,023	624,062	235,987
Realized gain distributions	17,763	2,337,837	910,454

Net realized gains (losses)	43,786	2,961,899	1,146,441

Net change in unrealized appreciation (depreciation)	100,877	427,504	(431,993)

Net realized and change in unrealized gains (losses)	144,663	3,389,403	714,448

Net increase (decrease) from operations	$159,412	$3,415,461	$695,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB7 Sub-Account	M96 Sub-Account	MD2 Sub-Account
Income:
Dividend income	$25,234	$112,542	$66,216
Expenses:
Mortality and expense risk charges	(37,902)	(31,566)	(18,204)
Administration and distribution charges	(12,986)	(5,973)	(6,603)

Net investment income (loss)	(25,654)	75,003	41,409

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	85,352	(80,972)	(24,838)
Realized gain distributions	597,294	—	—

Net realized gains (losses)	682,646	(80,972)	(24,838)

Net change in unrealized appreciation (depreciation)	(209,926)	146,841	64,223

Net realized and change in unrealized gains (losses)	472,720	65,869	39,385

Net increase (decrease) from operations	$447,066	$140,872	$80,794

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MA6 Sub-Account	MA3 Sub-Account	MD6 Sub-Account
Income:
Dividend income	$801,149	$135,487	$31,768
Expenses:
Mortality and expense risk charges	(144,112)	(25,872)	(131,453)
Administration and distribution charges	(39,650)	(8,124)	(37,456)

Net investment income (loss)	617,387	101,491	(137,141)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(160,465)	(30,654)	110,491
Realized gain distributions	—	—	1,674,641

Net realized gains (losses)	(160,465)	(30,654)	1,785,132

Net change in unrealized appreciation (depreciation)	359,752	70,321	(717,704)

Net realized and change in unrealized gains (losses)	199,287	39,667	1,067,428

Net increase (decrease) from operations	$816,674	$141,158	$930,287

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB3 Sub-Account	MB8 Sub-Account	MF6 Sub-Account
Income:
Dividend income	$701	$113,731	$125,763
Expenses:
Mortality and expense risk charges	(48,644)	(136,204)	(88,697)
Administration and distribution charges	(17,047)	(40,117)	(26,483)

Net investment income (loss)	(64,990)	(62,590)	10,583

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	104,563	74,338	(181,847)
Realized gain distributions	607,737	1,123,469	—

Net realized gains (losses)	712,300	1,197,807	(181,847)

Net change in unrealized appreciation (depreciation)	(321,624)	(663,504)	309,388

Net realized and change in unrealized gains (losses)	390,676	534,303	127,541

Net increase (decrease) from operations	$325,686	$471,713	$138,124

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MG3 Sub-Account	PK8 Sub-Account	P06 Sub-Account
Income:
Dividend income	$186,881	$572,824	$94,369
Expenses:
Mortality and expense risk charges	(215,581)	(98,835)	(33,962)
Administration and distribution charges	(61,746)	(28,923)	(8,936)

Net investment income (loss)	(90,446)	445,066	51,471

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	685,450	(212,363)	(29,151)
Realized gain distributions	1,626,551	—	—

Net realized gains (losses)	2,312,001	(212,363)	(29,151)

Net change in unrealized appreciation (depreciation)	(1,464,650)	796,997	150,020

Net realized and change in unrealized gains (losses)	847,351	584,634	120,869

Net increase (decrease) from operations	$756,905	$1,029,700	$172,340

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	P07 Sub-Account	R03 Sub-Account	R02 Sub-Account
Income:
Dividend income	$669,435	$502	$—
Expenses:
Mortality and expense risk charges	(195,250)	(19,933)	(7,415)
Administration and distribution charges	(56,557)	(4,872)	(1,860)

Net investment income (loss)	417,628	(24,303)	(9,275)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(463,995)	97,735	21,303
Realized gain distributions	—	91,350	—

Net realized gains (losses)	(463,995)	189,085	21,303

Net change in unrealized appreciation (depreciation)	1,193,200	94,161	93,062

Net realized and change in unrealized gains (losses)	729,205	283,246	114,365

Net increase (decrease) from operations	$1,146,833	$258,943	$105,090

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A70 Sub-Account		A71 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(6,457)	$(7,898)	$(43,368)	$(22,512)
Net realized gains (losses)	46,465	18,710	631,069	352,454
Net change in unrealized appreciation (depreciation)	(24,006)	9,390	(58,483)	422,226

Net increase (decrease) in net assets from operations	16,002	20,202	529,218	752,168

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,411	—	186,751	90,443
Transfers between Sub-Accounts (including the Fixed Account), net	2,611	1,692	(83,244)	(214,373)
Withdrawals, surrenders, annuitizations and contract charges	(99,559)	(50,734)	(1,335,512)	(813,676)

Net accumulation activity	(88,537)	(49,042)	(1,232,005)	(937,606)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,615)	(2,676)	—	(7,611)
Adjustments to annuity reserves	913	782	—	505

Net annuitization activity	(1,702)	(1,894)	—	(7,106)

Net increase (decrease) from contract owner transactions	(90,239)	(50,936)	(1,232,005)	(944,712)

Total increase (decrease) in net assets	(74,237)	(30,734)	(702,787)	(192,544)
Net assets at beginning of year	444,387	475,121	7,022,088	7,214,632

Net assets at end of year	$370,150	$444,387	$6,319,301	$7,022,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	AM2 Sub-Account [2]		A19 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$—	$(2,369)	$(12,839)	$(14,664)
Net realized gains (losses)	—	(99,713)	(25,396)	(272,129)
Net change in unrealized appreciation (depreciation)	—	94,594	62,369	436,386

Net increase (decrease) in net assets from operations	—	(7,488)	24,134	149,593

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,789	48,238	89,199
Transfers between Sub-Accounts (including the Fixed Account), net	—	(600,661)	(35,044)	(93,361)
Withdrawals, surrenders, annuitizations and contract charges	—	(16,215)	(157,975)	(174,361)

Net accumulation activity	—	(612,087)	(144,781)	(178,523)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,613)	(2,596)
Adjustments to annuity reserves	—	—	1,230	1,790

Net annuitization activity	—	—	(1,383)	(806)

Net increase (decrease) from contract owner transactions	—	(612,087)	(146,164)	(179,329)

Total increase (decrease) in net assets	—	(619,575)	(122,030)	(29,736)
Net assets at beginning of year	—	619,575	967,966	997,702

Net assets at end of year	$—	$—	$845,936	$967,966

²	The activities for this Sub-Account are for the period from January 1, 2024 to April 15, 2024. Refer to Note 11 for details on closed sub-accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A55 Sub-Account		A51 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$5,743	$(40,562)	$(14,871)	$(13,287)
Net realized gains (losses)	1,000,735	432,492	(97,768)	(129,688)
Net change in unrealized appreciation (depreciation)	(183,188)	499,116	139,551	217,964

Net increase (decrease) in net assets from operations	823,290	891,046	26,912	74,989

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	238,539	108,915	270	—
Transfers between Sub-Accounts (including the Fixed Account), net	(55,670)	(28,939)	7,915	8,337
Withdrawals, surrenders, annuitizations and contract charges	(840,897)	(825,361)	(178,406)	(147,853)

Net accumulation activity	(658,028)	(745,385)	(170,221)	(139,516)

Annuitization Activity:
Annuitizations	—	—	6,850	—
Annuity payments and contract charges	(10,449)	(9,355)	(4,264)	(279)
Adjustments to annuity reserves	735	509	(3,390)	244

Net annuitization activity	(9,714)	(8,846)	(804)	(35)

Net increase (decrease) from contract owner transactions	(667,742)	(754,231)	(171,025)	(139,551)

Total increase (decrease) in net assets	155,548	136,815	(144,113)	(64,562)
Net assets at beginning of year	4,735,660	4,598,845	1,149,419	1,213,981

Net assets at end of year	$4,891,208	$4,735,660	$1,005,306	$1,149,419

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C53 Sub-Account		L13 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$2,026	$(1,392)	$(601)	$(594)
Net realized gains (losses)	57,992	84,230	26,836	42,584
Net change in unrealized appreciation (depreciation)	(23,975)	(18,981)	(4,382)	(24,299)

Net increase (decrease) in net assets from operations	36,043	63,857	21,853	17,691

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,251	236,152	—	8,213
Transfers between Sub-Accounts (including the Fixed Account), net	(77)	14,333	47	(256)
Withdrawals, surrenders, annuitizations and contract charges	(129,609)	(516,356)	(5,381)	(48,010)

Net accumulation activity	(122,435)	(265,871)	(5,334)	(40,053)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(122,435)	(265,871)	(5,334)	(40,053)

Total increase (decrease) in net assets	(86,392)	(202,014)	16,519	(22,362)
Net assets at beginning of year	386,741	588,755	257,250	279,612

Net assets at end of year	$300,349	$386,741	$273,769	$257,250

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F24 Sub-Account		F99 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(253,252)	$(250,405)	$(208,274)	$(222,393)
Net realized gains (losses)	3,508,182	3,848,615	2,163,295	4,611,481
Net change in unrealized appreciation (depreciation)	(368,900)	857,821	(201,110)	(717,079)

Net increase (decrease) in net assets from operations	2,886,030	4,456,031	1,753,911	3,672,009

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	161,619	952,236	402,901	814,891
Transfers between Sub-Accounts (including the Fixed Account), net	(40,548)	(446,377)	(283,125)	(739,203)
Withdrawals, surrenders, annuitizations and contract charges	(1,997,288)	(3,843,470)	(2,129,635)	(2,475,792)

Net accumulation activity	(1,876,217)	(3,337,611)	(2,009,859)	(2,400,104)

Annuitization Activity:
Annuitizations	7,439	—	—	9,130
Annuity payments and contract charges	(50,358)	(42,992)	(68,810)	(41,319)
Adjustments to annuity reserves	10,308	9,748	(8,305)	(13,585)

Net annuitization activity	(32,611)	(33,244)	(77,115)	(45,774)

Net increase (decrease) from contract owner transactions	(1,908,828)	(3,370,855)	(2,086,974)	(2,445,878)

Total increase (decrease) in net assets	977,202	1,085,176	(333,063)	1,226,131
Net assets at beginning of year	16,480,420	15,395,244	14,734,662	13,508,531

Net assets at end of year	$17,457,622	$16,480,420	$14,401,599	$14,734,662

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	F91 Sub-Account		FE3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(3,437)	$(1,086)	$36,633	$29,835
Net realized gains (losses)	254,501	114,204	3,409,406	(264,504)
Net change in unrealized appreciation (depreciation)	38,305	(62,168)	3,679,343	1,324,870

Net increase (decrease) in net assets from operations	289,369	50,950	7,125,382	1,090,201

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	30,970	191,350	886,408	1,142,897
Transfers between Sub-Accounts (including the Fixed Account), net	(19,706)	162,032	(2,916,879)	(342,924)
Withdrawals, surrenders, annuitizations and contract charges	(382,466)	(375,491)	(3,855,887)	(3,391,516)

Net accumulation activity	(371,202)	(22,109)	(5,886,358)	(2,591,543)

Annuitization Activity:
Annuitizations	878	—	—	8,909
Annuity payments and contract charges	(4,306)	(4,131)	(53,937)	(29,017)
Adjustments to annuity reserves	230	138	(30,469)	(12,432)

Net annuitization activity	(3,198)	(3,993)	(84,406)	(32,540)

Net increase (decrease) from contract owner transactions	(374,400)	(26,102)	(5,970,764)	(2,624,083)

Total increase (decrease) in net assets	(85,031)	24,848	1,154,618	(1,533,882)
Net assets at beginning of year	1,625,416	1,600,568	22,652,878	24,186,760

Net assets at end of year	$1,540,385	$1,625,416	$23,807,496	$22,652,878

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	T20 Sub-Account		F56 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$8,687	$10,167	$(3,386)	$(3,386)
Net realized gains (losses)	104,134	1,321	45,656	(4,015)
Net change in unrealized appreciation (depreciation)	139,421	(32,301)	69,215	31,459

Net increase (decrease) in net assets from operations	252,242	(20,813)	111,485	24,058

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	43,739	59,839	67,276	—
Transfers between Sub-Accounts (including the Fixed Account), net	(29,692)	43,653	(9,316)	(17,551)
Withdrawals, surrenders, annuitizations and contract charges	(222,087)	(204,366)	(155,264)	(46,003)

Net accumulation activity	(208,040)	(100,874)	(97,304)	(63,554)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(136)	(129)	—	—
Adjustments to annuity reserves	57	(16)	—	—

Net annuitization activity	(79)	(145)	—	—

Net increase (decrease) from contract owner transactions	(208,119)	(101,019)	(97,304)	(63,554)

Total increase (decrease) in net assets	44,123	(121,832)	14,181	(39,496)
Net assets at beginning of year	985,860	1,107,692	561,853	601,349

Net assets at end of year	$1,029,983	$985,860	$576,034	$561,853

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G30 Sub-Account		521 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(5,337)	$(931)	$(11,682)	$(7,812)
Net realized gains (losses)	163,301	185,861	144,117	116,112
Net change in unrealized appreciation (depreciation)	(19,155)	32,145	67,014	123,411

Net increase (decrease) in net assets from operations	138,809	217,075	199,449	231,711

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	197,503	23,848	13,459	7,759
Transfers between Sub-Accounts (including the Fixed Account), net	67,740	52,389	(197,399)	27,805
Withdrawals, surrenders, annuitizations and contract charges	(526,707)	(193,689)	(70,632)	(256,808)

Net accumulation activity	(261,464)	(117,452)	(254,572)	(221,244)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(12,284)	(2,264)	(2,154)
Adjustments to annuity reserves	—	1,372	1,229	1,062

Net annuitization activity	—	(10,912)	(1,035)	(1,092)

Net increase (decrease) from contract owner transactions	(261,464)	(128,364)	(255,607)	(222,336)

Total increase (decrease) in net assets	(122,655)	88,711	(56,158)	9,375
Net assets at beginning of year	1,543,773	1,455,062	1,488,994	1,479,619

Net assets at end of year	$1,421,118	$1,543,773	$1,432,836	$1,488,994

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	520 Sub-Account		G33 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(48,332)	$(45,251)	$16,902	$22,229
Net realized gains (losses)	526,972	316,675	230,485	57,334
Net change in unrealized appreciation (depreciation)	(15,255)	506,018	201,793	(14,530)

Net increase (decrease) in net assets from operations	463,385	777,442	449,180	65,033

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,524	112,287	46,573	—
Transfers between Sub-Accounts (including the Fixed Account), net	(5,844)	(59,473)	(29,078)	(15,063)
Withdrawals, surrenders, annuitizations and contract charges	(107,092)	(614,778)	(418,688)	(32,673)

Net accumulation activity	(105,412)	(561,964)	(401,193)	(47,736)

Annuitization Activity:
Annuitizations	—	—	—	5,520
Annuity payments and contract charges	(10,651)	(9,846)	(1,178)	(5,702)
Adjustments to annuity reserves	4,489	5,530	(3,109)	598

Net annuitization activity	(6,162)	(4,316)	(4,287)	416

Net increase (decrease) from contract owner transactions	(111,574)	(566,280)	(405,480)	(47,320)

Total increase (decrease) in net assets	351,811	211,162	43,700	17,713
Net assets at beginning of year	2,984,415	2,773,253	1,410,143	1,392,430

Net assets at end of year	$3,336,226	$2,984,415	$1,453,843	$1,410,143

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	G31 Sub-Account		O00 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(34,938)	$(35,522)	$(6,828)	$(6,906)
Net realized gains (losses)	685,385	819,934	36,303	(9,077)
Net change in unrealized appreciation (depreciation)	(27,145)	248,083	(15,209)	107,522

Net increase (decrease) in net assets from operations	623,302	1,032,495	14,266	91,539

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,233	127,700	10,365	13
Transfers between Sub-Accounts (including the Fixed Account), net	(24,663)	132,331	4,464	(27,525)
Withdrawals, surrenders, annuitizations and contract charges	(468,342)	(589,191)	(44,818)	(23,574)

Net accumulation activity	(484,772)	(329,160)	(29,989)	(51,086)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(5,235)	(18,123)	(2,724)	(2,576)
Adjustments to annuity reserves	4,061	5,747	1,266	2,040

Net annuitization activity	(1,174)	(12,376)	(1,458)	(536)

Net increase (decrease) from contract owner transactions	(485,946)	(341,536)	(31,447)	(51,622)

Total increase (decrease) in net assets	137,356	690,959	(17,181)	39,917
Net assets at beginning of year	4,697,555	4,006,596	470,571	430,654

Net assets at end of year	$4,834,911	$4,697,555	$453,390	$470,571

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	V15 Sub-Account		V52 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(182,025)	$(181,441)	$(2,293)	$(2,082)
Net realized gains (losses)	1,701,762	546,741	14,565	2,344
Net change in unrealized appreciation (depreciation)	(297,750)	3,155,401	(1,679)	28,995

Net increase (decrease) in net assets from operations	1,221,987	3,520,701	10,593	29,257

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	253,421	766,249	504	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11,211)	(56,680)	412	(650)
Withdrawals, surrenders, annuitizations and contract charges	(2,126,361)	(2,488,676)	(339)	(328)

Net accumulation activity	(1,884,151)	(1,779,107)	577	(978)

Annuitization Activity:
Annuitizations	(4,281)	10,932	—	—
Annuity payments and contract charges	(11,333)	(17,513)	(4,479)	(3,956)
Adjustments to annuity reserves	(11,660)	(61,277)	1,628	(116)

Net annuitization activity	(27,274)	(67,858)	(2,851)	(4,072)

Net increase (decrease) from contract owner transactions	(1,911,425)	(1,846,965)	(2,274)	(5,050)

Total increase (decrease) in net assets	(689,438)	1,673,736	8,319	24,207
Net assets at beginning of year	13,190,914	11,517,178	110,969	86,762

Net assets at end of year	$12,501,476	$13,190,914	$119,288	$110,969

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A39 Sub-Account		AC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(60,708)	$(55,921)	$(455)	$(463)
Net realized gains (losses)	736,651	609,484	3,493	4,017
Net change in unrealized appreciation (depreciation)	323,652	1,027,931	3,024	6,912

Net increase (decrease) in net assets from operations	999,595	1,581,494	6,062	10,466

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	311,149	181,583	—	8,640
Transfers between Sub-Accounts (including the Fixed Account), net	(20,507)	(36,861)	1	(12,452)
Withdrawals, surrenders, annuitizations and contract charges	(1,855,023)	(798,182)	(8)	(24,593)

Net accumulation activity	(1,564,381)	(653,460)	(7)	(28,405)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(540)	(1,809)	—	—
Adjustments to annuity reserves	(8,587)	1,727	—	—

Net annuitization activity	(9,127)	(82.00)	—	—

Net increase (decrease) from contract owner transactions	(1,573,508)	(653,542)	(7)	(28,405)

Total increase (decrease) in net assets	(573,913)	927,952	6,055	(17,939)
Net assets at beginning of year	7,792,159	6,864,207	42,608	60,547

Net assets at end of year	$7,218,246	$7,792,159	$48,663	$42,608

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	A21 Sub-Account		AC1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(3,810)	$11,511	$(796)	$(193)
Net realized gains (losses)	235,406	13,355	10,471	1,262
Net change in unrealized appreciation (depreciation)	364,243	(59,035)	9,110	(2,992)

Net increase (decrease) in net assets from operations	595,839	(34,169)	18,785	(1,923)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	70,524	241,558	183	—
Transfers between Sub-Accounts (including the Fixed Account), net	3,910	125,360	(321)	2,612
Withdrawals, surrenders, annuitizations and contract charges	(635,691)	(727,721)	(21,680)	(514)

Net accumulation activity	(561,257)	(360,803)	(21,818)	2,098

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,419)	(2,342)	—	—
Adjustments to annuity reserves	828	392	—	—

Net annuitization activity	(1,591)	(1,950)	—	—

Net increase (decrease) from contract owner transactions	(562,848)	(362,753)	(21,818)	2,098

Total increase (decrease) in net assets	32,991	(396,922)	(3,033)	175
Net assets at beginning of year	4,333,343	4,730,265	146,336	146,161

Net assets at end of year	$4,366,334	$4,333,343	$143,303	$146,336

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	I76 Sub-Account		J43 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(11,452)	$(11,894)	$(8,369)	$(7,680)
Net realized gains (losses)	72,339	51,149	78,013	2,164
Net change in unrealized appreciation (depreciation)	(6,113)	92,458	4,648	108,083

Net increase (decrease) in net assets from operations	54,774	131,713	74,292	102,567

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	17,153	22,633	2,136	97,525
Transfers between Sub-Accounts (including the Fixed Account), net	3,097	(23,987)	(57,789)	(4,796)
Withdrawals, surrenders, annuitizations and contract charges	(360,527)	(89,389)	(35,177)	(355,092)

Net accumulation activity	(340,277)	(90,743)	(90,830)	(262,363)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(2,635)	(2,477)	(2,473)	(2,509)
Adjustments to annuity reserves	1,412	1,668	1,553	1,377

Net annuitization activity	(1,223)	(809)	(920)	(1,132)

Net increase (decrease) from contract owner transactions	(341,500)	(91,552)	(91,750)	(263,495)

Total increase (decrease) in net assets	(286,726)	40,161	(17,458)	(160,928)
Net assets at beginning of year	861,691	821,530	1,018,862	1,179,790

Net assets at end of year	$574,965	$861,691	$1,001,404	$1,018,862

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	J32 Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(36,521)	$(35,595)	$284,301	$430,380
Net realized gains (losses)	286,730	299,907	—	—
Net change in unrealized appreciation (depreciation)	169,564	456,770	—	—

Net increase (decrease) in net assets from operations	419,773	721,082	284,301	430,380

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	510	173,990	304,483	1,017,602
Transfers between Sub-Accounts (including the Fixed Account), net	49,568	(5,631)	503,957	3,126,011
Withdrawals, surrenders, annuitizations and contract charges	(389,185)	(581,700)	(2,198,236)	(4,608,732)

Net accumulation activity	(339,107)	(413,341)	(1,389,796)	(465,119)

Annuitization Activity:
Annuitizations	(23,955)	23,955	2,826	102
Annuity payments and contract charges	(5,584)	(11,603)	(49,236)	(48,350)
Adjustments to annuity reserves	(2,965)	6,581	634	968

Net annuitization activity	(32,504)	18,933	(45,776)	(47,280)

Net increase (decrease) from contract owner transactions	(371,611)	(394,408)	(1,435,572)	(512,399)

Total increase (decrease) in net assets	48,162	326,674	(1,151,271)	(82,019)
Net assets at beginning of year	3,722,097	3,395,423	13,031,997	13,114,016

Net assets at end of year	$3,770,259	$3,722,097	$11,880,726	$13,031,997

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M07 Sub-Account		M35 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$108,413	$95,084	$67,242	$53,266
Net realized gains (losses)	577,884	446,404	512,081	369,105
Net change in unrealized appreciation (depreciation)	130,614	15,459	63,249	13,843

Net increase (decrease) in net assets from operations	816,911	556,947	642,572	436,214

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	146,148	390,643	160,797	285,614
Transfers between Sub-Accounts (including the Fixed Account), net	7,491	159,101	6,018	15,954
Withdrawals, surrenders, annuitizations and contract charges	(1,185,497)	(996,545)	(877,376)	(1,121,064)

Net accumulation activity	(1,031,858)	(446,801)	(710,561)	(819,496)

Annuitization Activity:
Annuitizations	3,435	—	—	—
Annuity payments and contract charges	(7,152)	(6,591)	(3,577)	(13,416)
Adjustments to annuity reserves	24	29	—	712

Net annuitization activity	(3,693)	(6,562)	(3,577)	(12,704)

Net increase (decrease) from contract owner transactions	(1,035,551)	(453,363)	(714,138)	(832,200)

Total increase (decrease) in net assets	(218,640)	103,584	(71,566)	(395,986)
Net assets at beginning of year	9,167,918	9,064,334	7,410,887	7,806,873

Net assets at end of year	$8,949,278	$9,167,918	$7,339,321	$7,410,887

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M31 Sub-Account		M80 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(262,181)	$(273,361)	$(54,830)	$(55,756)
Net realized gains (losses)	3,957,364	3,137,876	861,953	430,529
Net change in unrealized appreciation (depreciation)	(1,874,582)	1,950,001	(465,503)	524,785

Net increase (decrease) in net assets from operations	1,820,601	4,814,516	341,620	899,558

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	434,906	725,963	169,656	120,209
Transfers between Sub-Accounts (including the Fixed Account), net	2,878	(41,921)	(24,532)	(37,794)
Withdrawals, surrenders, annuitizations and contract charges	(3,040,249)	(4,049,848)	(607,497)	(437,142)

Net accumulation activity	(2,602,465)	(3,365,806)	(462,373)	(354,727)

Annuitization Activity:
Annuitizations	(12,306)	66,292	—	—
Annuity payments and contract charges	(39,392)	(37,912)	(6,521)	(5,848)
Adjustments to annuity reserves	1,202	(19,218)	(1)	(11)

Net annuitization activity	(50,496)	9,162	(6,522)	(5,859)

Net increase (decrease) from contract owner transactions	(2,652,961)	(3,356,644)	(468,895)	(360,586)

Total increase (decrease) in net assets	(832,360)	1,457,872	(127,275)	538,972
Net assets at beginning of year	18,604,727	17,146,855	3,737,549	3,198,577

Net assets at end of year	$17,772,367	$18,604,727	$3,610,274	$3,737,549

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MF1 Sub-Account		M05 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(214,574)	$(230,620)	$(89,064)	$(98,899)
Net realized gains (losses)	2,026,717	577,980	(508,904)	(621,904)
Net change in unrealized appreciation (depreciation)	(1,517,524)	1,531,316	1,236,827	1,072,381

Net increase (decrease) in net assets from operations	294,619	1,878,676	638,859	351,578

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	440,472	569,992	218,629	247,286
Transfers between Sub-Accounts (including the Fixed Account), net	522,002	(738,340)	(38,437)	(170,305)
Withdrawals, surrenders, annuitizations and contract charges	(2,391,528)	(1,932,254)	(1,126,912)	(1,229,322)

Net accumulation activity	(1,429,054)	(2,100,602)	(946,720)	(1,152,341)

Annuitization Activity:
Annuitizations	—	6,965	—	20,900
Annuity payments and contract charges	(35,286)	(32,112)	(39,132)	(26,187)
Adjustments to annuity reserves	(5,322)	(5,939)	1,753	1,061

Net annuitization activity	(40,608)	(31,086)	(37,379)	(4,226)

Net increase (decrease) from contract owner transactions	(1,469,662)	(2,131,688)	(984,099)	(1,156,567)

Total increase (decrease) in net assets	(1,175,043)	(253,012)	(345,240)	(804,989)
Net assets at beginning of year	14,856,230	15,109,242	6,441,570	7,246,559

Net assets at end of year	$13,681,187	$14,856,230	$6,096,330	$6,441,570

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M42 Sub-Account		M06 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(108,893)	$(113,055)	$131,527	$144,371
Net realized gains (losses)	(533,674)	(757,981)	(114,441)	(186,846)
Net change in unrealized appreciation (depreciation)	1,378,567	1,217,896	238,813	95,200

Net increase (decrease) in net assets from operations	736,000	346,860	255,899	52,725

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	167,002	279,989	59,076	326,668
Transfers between Sub-Accounts (including the Fixed Account), net	16,079	17,192	67,963	498,987
Withdrawals, surrenders, annuitizations and contract charges	(843,493)	(848,066)	(1,203,308)	(1,331,336)

Net accumulation activity	(660,412)	(550,885)	(1,076,269)	(505,681)

Annuitization Activity:
Annuitizations	—	1,768	25,657	—
Annuity payments and contract charges	(4,380)	(4,376)	(9,721)	(6,863)
Adjustments to annuity reserves	(7,983)	(6,114)	493	411

Net annuitization activity	(12,363)	(8,722)	16,429	(6,452)

Net increase (decrease) from contract owner transactions	(672,775)	(559,607)	(1,059,840)	(512,133)

Total increase (decrease) in net assets	63,225	(212,747)	(803,941)	(459,408)
Net assets at beginning of year	6,962,761	7,175,508	5,168,395	5,627,803

Net assets at end of year	$7,025,986	$6,962,761	$4,364,454	$5,168,395

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M33 Sub-Account		M44 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(64,000)	$(115,393)	$70,884	$42,630
Net realized gains (losses)	3,001,423	1,140,212	289,094	363,847
Net change in unrealized appreciation (depreciation)	(1,846,380)	948,837	238,993	93,661

Net increase (decrease) in net assets from operations	1,091,043	1,973,656	598,971	500,138

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	200,117	374,531	160,066	252,345
Transfers between Sub-Accounts (including the Fixed Account), net	4,518	(166,801)	1,529	(109,679)
Withdrawals, surrenders, annuitizations and contract charges	(2,731,195)	(1,642,262)	(1,134,850)	(1,587,465)

Net accumulation activity	(2,526,560)	(1,434,532)	(973,255)	(1,444,799)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,788)	(3,464)	(2,113)	(2,167)
Adjustments to annuity reserves	91	26	864	786

Net annuitization activity	(3,697)	(3,438)	(1,249)	(1,381)

Net increase (decrease) from contract owner transactions	(2,530,257)	(1,437,970)	(974,504)	(1,446,180)

Total increase (decrease) in net assets	(1,439,214)	535,686	(375,533)	(946,042)
Net assets at beginning of year	12,546,043	12,010,357	4,915,357	5,861,399

Net assets at end of year	$11,106,829	$12,546,043	$4,539,824	$4,915,357

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M40 Sub-Account		M83 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$14,749	$5,553	$26,058	$35,218
Net realized gains (losses)	43,786	26,610	2,961,899	3,608,571
Net change in unrealized appreciation (depreciation)	100,877	89,113	427,504	(421,213)

Net increase (decrease) in net assets from operations	159,412	121,276	3,415,461	3,222,576

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	43,941	91,867	2,196,572	2,556,597
Transfers between Sub-Accounts (including the Fixed Account), net	(7,037)	(114,740)	(117,178)	(307,671)
Withdrawals, surrenders, annuitizations and contract charges	(200,651)	(225,050)	(5,918,975)	(6,794,046)

Net accumulation activity	(163,747)	(247,923)	(3,839,581)	(4,545,120)

Annuitization Activity:
Annuitizations	—	—	4,021	393,384
Annuity payments and contract charges	—	—	(82,221)	(65,990)
Adjustments to annuity reserves	—	—	(11,910)	(16,524)

Net annuitization activity	—	—	(90,110)	310,870

Net increase (decrease) from contract owner transactions	(163,747)	(247,923)	(3,929,691)	(4,234,250)

Total increase (decrease) in net assets	(4,335)	(126,647)	(514,230)	(1,011,674)
Net assets at beginning of year	1,317,861	1,444,508	32,255,602	33,267,276

Net assets at end of year	$1,313,526	$1,317,861	$31,741,372	$32,255,602

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(18,909)	$(21,214)	$(25,654)	$(24,154)
Net realized gains (losses)	1,146,441	497,287	682,646	345,534
Net change in unrealized appreciation (depreciation)	(431,993)	555,330	(209,926)	331,283

Net increase (decrease) in net assets from operations	695,539	1,031,403	447,066	652,663

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	146,310	298,831	1,095	86,692
Transfers between Sub-Accounts (including the Fixed Account), net	(56,273)	90,741	55,459	(104,109)
Withdrawals, surrenders, annuitizations and contract charges	(1,093,146)	(752,163)	(481,779)	(316,808)

Net accumulation activity	(1,003,109)	(362,591)	(425,225)	(334,225)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,599)	(8,436)	—	—
Adjustments to annuity reserves	(1,038)	(205)	—	—

Net annuitization activity	(9,637)	(8,641)	—	—

Net increase (decrease) from contract owner transactions	(1,012,746)	(371,232)	(425,225)	(334,225)

Total increase (decrease) in net assets	(317,207)	660,171	21,841	318,438
Net assets at beginning of year	5,189,416	4,529,245	3,246,930	2,928,492

Net assets at end of year	$4,872,209	$5,189,416	$3,268,771	$3,246,930

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$75,003	$59,365	$41,409	$31,619
Net realized gains (losses)	(80,972)	(236,284)	(24,838)	(84,729)
Net change in unrealized appreciation (depreciation)	146,841	143,774	64,223	35,173

Net increase (decrease) in net assets from operations	140,872	(33,145)	80,794	(17,937)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	212,497	82,432	16,820	116,280
Transfers between Sub-Accounts (including the Fixed Account), net	26,803	22,307	20,571	(21,383)
Withdrawals, surrenders, annuitizations and contract charges	(456,969)	(1,120,857)	(129,189)	(412,076)

Net accumulation activity	(217,669)	(1,016,118)	(91,798)	(317,179)

Annuitization Activity:
Annuitizations	(8,654)	16,434	—	—
Annuity payments and contract charges	(440)	(2,963)	—	—
Adjustments to annuity reserves	(544)	(5)	—	—

Net annuitization activity	(9,638)	13,466	—	—

Net increase (decrease) from contract owner transactions	(227,307)	(1,002,652)	(91,798)	(317,179)

Total increase (decrease) in net assets	(86,435)	(1,035,797)	(11,004)	(335,116)
Net assets at beginning of year	2,711,681	3,747,478	1,645,264	1,980,380

Net assets at end of year	$2,625,246	$2,711,681	$1,634,260	$1,645,264

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$617,387	$609,564	$101,491	$100,687
Net realized gains (losses)	(160,465)	(335,972)	(30,654)	(65,661)
Net change in unrealized appreciation (depreciation)	359,752	407,154	70,321	75,533

Net increase (decrease) in net assets from operations	816,674	680,746	141,158	110,559

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	532,462	857,574	47,851	206,584
Transfers between Sub-Accounts (including the Fixed Account), net	358,470	(161,030)	(54,225)	18,569
Withdrawals, surrenders, annuitizations and contract charges	(2,064,892)	(2,200,660)	(362,402)	(478,216)

Net accumulation activity	(1,173,960)	(1,504,116)	(368,776)	(253,063)

Annuitization Activity:
Annuitizations	—	11,880	—	—
Annuity payments and contract charges	(24,375)	(17,706)	—	(7,021)
Adjustments to annuity reserves	(2,820)	(2,585)	—	519

Net annuitization activity	(27,195)	(8,411)	—	(6,502)

Net increase (decrease) from contract owner transactions	(1,201,155)	(1,512,527)	(368,776)	(259,565)

Total increase (decrease) in net assets	(384,481)	(831,781)	(227,618)	(149,006)
Net assets at beginning of year	12,526,457	13,358,238	2,281,172	2,430,178

Net assets at end of year	$12,141,976	$12,526,457	$2,053,554	$2,281,172

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(137,141)	$(138,522)	$(64,990)	$(63,103)
Net realized gains (losses)	1,785,132	1,749,394	712,300	600,551
Net change in unrealized appreciation (depreciation)	(717,704)	131,125	(321,624)	46,076

Net increase (decrease) in net assets from operations	930,287	1,741,997	325,686	583,524

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	441,853	343,973	38,788	169,904
Transfers between Sub-Accounts (including the Fixed Account), net	29,800	(131,662)	30,607	(23,735)
Withdrawals, surrenders, annuitizations and contract charges	(1,514,706)	(2,461,412)	(488,150)	(552,946)

Net accumulation activity	(1,043,053)	(2,249,101)	(418,755)	(406,777)

Annuitization Activity:
Annuitizations	—	20,732	—	—
Annuity payments and contract charges	(30,563)	(30,408)	(3,160)	(13,850)
Adjustments to annuity reserves	38,398	(19,519)	—	663

Net annuitization activity	7,835	(29,195)	(3,160)	(13,187)

Net increase (decrease) from contract owner transactions	(1,035,218)	(2,278,296)	(421,915)	(419,964)

Total increase (decrease) in net assets	(104,931)	(536,299)	(96,229)	163,560
Net assets at beginning of year	12,110,218	12,646,517	4,372,861	4,209,301

Net assets at end of year	$12,005,287	$12,110,218	$4,276,632	$4,372,861

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB8 Sub-Account		MF6 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(62,590)	$(71,728)	$10,583	$49,100
Net realized gains (losses)	1,197,807	361,273	(181,847)	(250,640)
Net change in unrealized appreciation (depreciation)	(663,504)	148,284	309,388	(94,045)

Net increase (decrease) in net assets from operations	471,713	437,829	138,124	(295,585)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	442,352	493,459	277,078	689,037
Transfers between Sub-Accounts (including the Fixed Account), net	363,304	10,828	441,520	252,103
Withdrawals, surrenders, annuitizations and contract charges	(1,945,306)	(1,877,045)	(1,177,356)	(1,621,886)

Net accumulation activity	(1,139,650)	(1,372,758)	(458,758)	(680,746)

Annuitization Activity:
Annuitizations	3,125	7,264	842	2,879
Annuity payments and contract charges	(33,055)	(22,417)	(10,961)	(6,281)
Adjustments to annuity reserves	(8,522)	(8,349)	(3,936)	(3,260)

Net annuitization activity	(38,452)	(23,502)	(14,055)	(6,662)

Net increase (decrease) from contract owner transactions	(1,178,102)	(1,396,260)	(472,813)	(687,408)

Total increase (decrease) in net assets	(706,389)	(958,431)	(334,689)	(982,993)
Net assets at beginning of year	12,264,996	13,223,427	7,901,765	8,884,758

Net assets at end of year	$11,558,607	$12,264,996	$7,567,076	$7,901,765

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MG3 Sub-Account		PK8 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(90,446)	$(63,441)	$445,066	$423,144
Net realized gains (losses)	2,312,001	1,813,869	(212,363)	(366,945)
Net change in unrealized appreciation (depreciation)	(1,464,650)	514,042	796,997	445,881

Net increase (decrease) in net assets from operations	756,905	2,264,470	1,029,700	502,080

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	529,015	1,412,053	295,420	583,240
Transfers between Sub-Accounts (including the Fixed Account), net	354,332	(594,346)	(117,728)	(81,357)
Withdrawals, surrenders, annuitizations and contract charges	(2,910,758)	(3,884,817)	(1,314,095)	(1,530,981)

Net accumulation activity	(2,027,411)	(3,067,110)	(1,136,403)	(1,029,098)

Annuitization Activity:
Annuitizations	3,336	264,370	—	1,618
Annuity payments and contract charges	(64,198)	(51,595)	(15,762)	(8,163)
Adjustments to annuity reserves	(6,408)	(12,560)	(3,412)	(2,454)

Net annuitization activity	(67,270)	200,215	(19,174)	(8,999)

Net increase (decrease) from contract owner transactions	(2,094,681)	(2,866,895)	(1,155,577)	(1,038,097)

Total increase (decrease) in net assets	(1,337,776)	(602,425)	(125,877)	(536,017)
Net assets at beginning of year	19,272,619	19,875,044	8,394,640	8,930,657

Net assets at end of year	$17,934,843	$19,272,619	$8,268,763	$8,394,640

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	P06 Sub-Account		P07 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$51,471	$32,137	$417,628	$441,443
Net realized gains (losses)	(29,151)	(74,320)	(463,995)	(656,197)
Net change in unrealized appreciation (depreciation)	150,020	57,901	1,193,200	408,627

Net increase (decrease) in net assets from operations	172,340	15,718	1,146,833	193,873

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	38,096	155,845	377,177	1,229,452
Transfers between Sub-Accounts (including the Fixed Account), net	2,463	15,395	333,490	774,648
Withdrawals, surrenders, annuitizations and contract charges	(265,139)	(406,581)	(2,344,657)	(3,944,828)

Net accumulation activity	(224,580)	(235,341)	(1,633,990)	(1,940,728)

Annuitization Activity:
Annuitizations	—	—	—	1,770
Annuity payments and contract charges	(840)	(826)	(11,511)	(17,492)
Adjustments to annuity reserves	119	78	(1,916)	(476)

Net annuitization activity	(721)	(748)	(13,427)	(16,198)

Net increase (decrease) from contract owner transactions	(225,301)	(236,089)	(1,647,417)	(1,956,926)

Total increase (decrease) in net assets	(52,961)	(220,371)	(500,584)	(1,763,053)
Net assets at beginning of year	2,824,476	3,044,847	16,756,518	18,519,571

Net assets at end of year	$2,771,515	$2,824,476	$16,255,934	$16,756,518

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	R03 Sub-Account		R02 Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Operations:
Net investment income (loss)	$(24,303)	$(21,370)	$(9,275)	$(9,313)
Net realized gains (losses)	189,085	227,045	21,303	95,119
Net change in unrealized appreciation (depreciation)	94,161	109,649	93,062	73,952

Net increase (decrease) in net assets from operations	258,943	315,324	105,090	159,758

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,868	173,446	1,497	—
Transfers between Sub-Accounts (including the Fixed Account), net	29,150	7,336	(3,611)	78,333
Withdrawals, surrenders, annuitizations and contract charges	(226,406)	(257,594)	(24,478)	(177,214)

Net accumulation activity	(195,388)	(76,812)	(26,592)	(98,881)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(18,251)	(17,442)	(16,825)	(15,468)
Adjustments to annuity reserves	10,886	10,503	10,136	10,390

Net annuitization activity	(7,365)	(6,939)	(6,689)	(5,078)

Net increase (decrease) from contract owner transactions	(202,753)	(83,751)	(33,281)	(103,959)

Total increase (decrease) in net assets	56,190	231,573	71,809	55,799
Net assets at beginning of year	1,721,111	1,489,538	615,681	559,882

Net assets at end of year	$1,777,301	$1,721,111	$687,490	$615,681

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts, Futurity Select Incentive contracts (collectively, the “Contracts”) and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had a name change, were closed, merged into another Sub-Account or commenced operations during the current year.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge. If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and, if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners, LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

Charges related to contracts sold to persons who are officers, directors, or employees of the Sponsor or an affiliate of the Sponsor may be waived.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders, and optional living benefit riders are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statement of Operations. The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2025, the deduction is at an effective annual rate based on the average daily value of the Contract invested in the Variable Account as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity	1.25%	—	—	—	—	—	—	—
Futurity II	1.25%	—	—	—	—	—	—	—
Futurity Focus	1.00%	—	—	—	—	—	—	—
Futurity Accolade	1.30%	1.45%	1.55%	1.70%	—	—	—	—
Futurity Focus II	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—
Futurity III	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—
Futurity Select Four	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—
Futurity Select Four Plus	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—
Futurity Select Incentive	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.40%

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant’s account value, reflected in the Statements of Changes in Net Assets, in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

An additional account administration charge is deducted from the Variable Account to reimburse the Sponsor for administrative expenses that are not covered by the annual Account Fee. This administrative charge is deducted daily at an effective annual rate of 0.15% based on the value of the contract and is reported in the Statement of Operations as a component of “Administration and distribution charges”.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

5. CONTRACT CHARGES (CONTINUED)

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses related to the sale of the Contracts if the contract holder requests a full withdrawal prior to reaching the pay-out phase and is based on the amounts withdrawn.

Surrender Charge (up to % below)
Futurity	6%
Futurity II	6%
Futurity Accolade	8%
Futurity III	7%
Futurity Select Four	6%
Futurity Select Four Plus	8%
Futurity Select Freedom	8%
Futurity Select Seven	8%
Futurity Select Incentive	8%

Surrender charges are reported in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Distribution charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts. These charges are reflected on the Statement of Operations as a component of “Administration and distribution charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 3% or 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
A70	$59,559	$109,899
A71	801,282	1,533,871
A19	64,964	225,197
A55	856,596	974,317
A51	24,809	195,497
C53	57,161	134,548
L13	29,378	9,025
F24	3,260,130	2,694,370
F99	2,959,781	3,395,995
F91	241,463	473,213
FE3	4,287,919	7,338,237
T20	150,050	281,157
F56	133,187	192,175
G30	523,688	578,480
521	135,757	293,050
520	523,573	196,006
G33	267,341	469,398
G31	649,945	572,401
O00	60,478	63,157
V15	1,660,117	2,562,042
V52	14,065	7,690
A39	921,722	2,010,576
AC3	3,656	653
A21	496,580	794,573
AC1	10,756	24,456

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
I76	$48,721	$378,817
J43	87,506	111,966
J32	201,889	504,002
MD8	1,363,289	2,515,245
M07	1,266,705	1,560,327
M35	899,017	1,009,095
M31	3,850,020	3,538,063
M80	1,135,864	975,682
MF1	3,674,705	3,048,463
M05	391,329	1,466,393
M42	479,899	1,253,584
M06	371,492	1,299,973
M33	3,112,268	3,050,469
M44	382,395	1,223,008
M40	137,593	268,828
M83	5,702,951	7,256,949
MB6	1,113,136	1,233,794
MB7	690,142	543,727
M96	396,960	548,738
MD2	111,963	162,352
MA6	1,836,207	2,416,007
MA3	202,893	470,178
MD6	2,251,905	1,787,864
MB3	696,799	575,967
MB8	2,875,195	2,984,027
MF6	897,121	1,355,472
MG3	2,798,793	3,351,070
PK8	1,083,782	1,790,964
P06	175,123	349,072
P07	1,784,299	3,012,219
R03	142,801	290,317
R02	4,537	57,819

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	719	5,533	(4,814)
A71	5,515	40,715	(35,200)
A19	1,392	4,334	(2,942)
A55	3,551	20,142	(16,591)
A51	663	7,436	(6,773)
C53	203	3,588	(3,385)
L13	21	134	(113)
F24	9,337	35,452	(26,115)
F99	24,316	58,198	(33,882)
F91	3,423	18,924	(15,501)
FE3	25,600	118,523	(92,923)
T20	2,313	9,783	(7,470)
F56	3,747	7,065	(3,318)
G30	8,609	16,002	(7,393)
521	265	5,502	(5,237)
520	544	2,597	(2,053)
G33	2,831	24,209	(21,378)
G31	360	11,031	(10,671)
O00	3,224	5,228	(2,004)
V15	14,056	53,426	(39,370)
V52	58	144	(86)
A39	11,694	61,148	(49,454)
A21	6,821	30,604	(23,783)
AC1	172	831	(659)
I76	850	12,456	(11,606)
J43	103	2,172	(2,069)
J32	1,099	6,145	(5,046)
MD8	102,961	245,105	(142,144)
M07	20,704	74,564	(53,860)
M35	23,254	61,924	(38,670)
M31	10,168	56,951	(46,783)
M80	9,629	17,276	(7,647)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	41,338	78,035	(36,697)
M05	20,564	66,246	(45,682)
M42	41,384	71,539	(30,155)
M06	16,798	114,939	(98,141)
M33	9,008	77,155	(68,147)
M44	10,237	66,752	(56,515)
M40	8,343	18,262	(9,919)
M83	107,176	234,563	(127,387)
MB6	2,976	23,453	(20,477)
MB7	1,449	9,149	(7,700)
M96	17,439	32,147	(14,708)
MD2	3,731	10,999	(7,268)
MA6	64,416	116,036	(51,620)
MA3	3,255	17,385	(14,130)
MD6	14,455	41,359	(26,904)
MB3	2,201	10,614	(8,413)
MB8	42,917	65,073	(22,156)
MF6	24,171	35,082	(10,911)
MG3	39,383	96,403	(57,020)
PK8	22,456	55,972	(33,516)
P06	5,187	18,311	(13,124)
P07	86,262	183,766	(97,504)
R03	855	4,092	(3,237)
R02	108	944	(836)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
A70	109	1,711	(1,602)
A71	12,579	40,365	(27,786)
AM2	215	26,012	(25,797)
A19	3,530	7,806	(4,276)
A55	5,666	23,918	(18,252)
A51	665	5,104	(4,439)
C53	7,571	16,059	(8,488)
L13	224	1,093	(869)
F24	24,325	76,767	(52,442)
F99	44,522	88,983	(44,461)
F91	16,676	18,544	(1,868)
FE3	35,951	84,445	(48,494)
T20	4,733	8,916	(4,183)
F56	300	2,541	(2,241)
G30	2,855	6,961	(4,106)
521	872	6,421	(5,549)
520	6,029	17,454	(11,425)
G33	1,268	3,872	(2,604)
G31	9,170	16,003	(6,833)
O00	458	4,032	(3,574)
V15	41,395	86,216	(44,821)
V52	4	130	(126)
A39	8,206	31,599	(23,393)
AC3	290	1,082	(792)
A21	21,109	37,348	(16,239)
AC1	84	15	69
I76	1,446	4,794	(3,348)
J43	3,113	9,142	(6,029)
J32	4,392	10,052	(5,660)
MD8	477,808	535,523	(57,715)
M07	45,641	70,200	(24,559)
M35	27,752	75,638	(47,886)
M31	30,779	85,598	(54,819)
M80	2,892	9,416	(6,524)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
MF1	33,575	89,907	(56,332)
M05	28,179	84,249	(56,070)
M42	28,172	55,589	(27,417)
M06	97,659	146,203	(48,544)
M33	10,475	50,543	(40,068)
M44	21,506	116,466	(94,960)
M40	6,982	24,414	(17,432)
M83	143,261	289,461	(146,200)
MB6	15,014	24,191	(9,177)
MB7	4,404	11,496	(7,092)
M96	15,635	81,557	(65,922)
MD2	13,200	37,617	(24,417)
MA6	73,419	143,213	(69,794)
MA3	9,399	20,571	(11,172)
MD6	21,337	78,117	(56,780)
MB3	5,189	14,030	(8,841)
MB8	23,936	51,047	(27,111)
MF6	46,496	61,027	(14,531)
MG3	61,939	144,915	(82,976)
PK8	31,776	65,244	(33,468)
P06	15,566	30,577	(15,011)
P07	164,590	285,596	(121,006)
R03	9,429	11,498	(2,069)
R02	3,374	5,765	(2,391)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from the variable portion of certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
A70
2025	16,040	$20.2188	to	$35.0023	$370,150	—%	1.15%	to	2.10%	4.81%	to	3.81%
2024	20,854	19.2913	to	33.7181	444,387	—	1.15	to	2.10	4.73	to	3.73
2023	22,456	18.4196	to	32.5071	475,121	0.03	1.15	to	2.10	14.38	to	13.29
2022	24,504	16.1041	to	28.6937	463,924	—	1.15	to	2.10	(28.00)	to	(28.69)
2021	31,053	22.3679	to	40.2380	785,144	—	1.15	to	2.10	21.16	to	20.01
A71
2025	161,358	41.0119	to	45.4511	6,319,301	0.90	1.15	to	2.10	8.93	to	7.90
2024	196,558	37.6484	to	42.1251	7,022,088	1.26	1.15	to	2.10	11.46	to	10.39
2023	224,344	33.7777	to	38.1611	7,214,632	1.25	1.15	to	2.10	10.44	to	9.39
2022	262,029	30.5840	to	34.8846	7,624,210	1.10	1.15	to	2.10	(5.51)	to	(6.41)
2021	276,394	32.3691	to	37.2757	8,500,155	0.64	1.15	to	2.10	26.37	to	25.17
AM2[5]
2024	—	25.2219	to	26.7725	—	—	1.15	to	2.10	(1.26)	to	(1.54)
2023	25,797	25.5429	to	27.1902	619,575	—	1.15	to	2.10	11.07	to	10.01
2022	30,748	22.9977	to	24.7160	667,155	—	1.15	to	2.10	(28.63)	to	(29.32)
2021	36,793	32.2253	to	34.9665	1,122,489	—	1.15	to	2.10	6.77	to	5.75
A19
2025	16,419	54.1594	to	68.5148	845,936	—	1.15	to	2.10	3.25	to	2.27
2024	19,361	52.4547	to	66.9972	967,966	—	1.15	to	2.10	17.07	to	15.95
2023	23,637	44.8050	to	57.7823	997,702	—	1.15	to	2.10	16.38	to	15.27
2022	24,303	38.4996	to	50.1272	888,247	—	1.15	to	2.10	(39.96)	to	(40.53)
2021	25,995	64.1253	to	84.2966	1,578,476	—	1.15	to	2.10	7.95	to	6.92
A55
2025	91,007	42.4291	to	54.1349	4,891,208	1.57	1.15	to	1.85	19.43	to	18.59
2024	107,598	35.5259	to	45.6472	4,735,660	0.59	1.15	to	1.85	21.24	to	20.39
2023	125,850	29.3012	to	37.9172	4,598,845	1.40	1.15	to	1.85	22.51	to	21.65
2022	135,267	23.9172	to	31.1679	4,020,511	1.41	1.15	to	1.85	(15.95)	to	(16.54)
2021	148,347	28.4574	to	37.3462	5,270,547	1.15	1.15	to	1.85	30.15	to	29.24
A51
2025	34,078	23.8782	to	27.4503	1,005,306	—	1.15	to	1.85	4.70	to	3.96
2024	40,851	22.8073	to	26.4043	1,149,419	0.37	1.15	to	1.85	6.88	to	6.12
2023	45,290	21.3394	to	24.8809	1,213,981	—	1.15	to	1.85	15.16	to	14.35
2022	51,581	18.5307	to	21.7582	1,235,146	—	1.15	to	1.85	(38.73)	to	(39.16)
2021	54,554	30.2421	to	35.7606	2,134,397	—	1.15	to	1.85	(7.14)	to	(7.79)
C53
2025	7,871	38.1611			300,349	1.98	1.40			11.06
2024	11,256	34.3601			386,741	1.13	1.40			15.22
2023	19,744	29.8219			588,755	2.04	1.40			12.62
2022	24,117	26.4800			644,033	1.20	1.40			(9.37)
2021	30,862	29.2177			906,875	1.51	1.40			25.05

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
L13
2025	5,371	$50.9761			$273,769	1.16%	1.40%			8.67%
2024	5,484	46.9073			257,250	1.18	1.40			6.57
2023	6,353	44.0140			279,612	1.31	1.40			13.51
2022	6,385	38.7761			247,573	1.24	1.40			(7.72)
2021	7,758	42.0205			325,999	0.99	1.40			24.47
F24
2025	203,939	92.7552	to	83.7545	17,457,622	—	1.15	to	2.10	19.80	to	18.66
2024	230,054	77.4226	to	70.5823	16,480,420	0.04	1.15	to	2.10	31.90	to	30.64
2023	282,496	58.6959	to	54.0294	15,395,244	0.25	1.15	to	2.10	31.59	to	30.34
2022	325,601	44.6041	to	41.4518	13,537,339	0.25	1.15	to	2.10	(27.33)	to	(28.02)
2021	365,838	61.3800	to	55.3834	21,038,611	0.03	1.15	to	2.30	26.05	to	24.60
F99
2025	218,014	67.0770	to	83.0700	14,401,599	0.05	1.15	to	2.30	13.29	to	11.99
2024	251,896	59.2062	to	74.1769	14,734,662	—	1.15	to	2.30	28.57	to	27.08
2023	296,357	46.0501	to	58.3721	13,508,531	—	1.15	to	2.30	34.33	to	32.79
2022	359,509	34.2804	to	43.9576	12,269,969	0.35	1.15	to	2.30	(25.51)	to	(26.37)
2021	371,927	46.0193	to	59.6980	17,083,341	—	1.15	to	2.30	21.49	to	20.09
F91
2025	61,567	26.3941	to	32.7656	1,540,385	1.31	1.15	to	2.10	18.68	to	17.54
2024	77,068	22.2405	to	27.8751	1,625,416	1.40	1.15	to	2.10	3.59	to	2.60
2023	78,936	21.4692	to	27.1697	1,600,568	0.78	1.15	to	2.10	18.84	to	17.71
2022	86,726	18.0651	to	23.0811	1,486,071	0.57	1.15	to	2.10	(25.55)	to	(26.26)
2021	347,457	24.2634	to	31.2990	8,486,481	0.33	1.15	to	2.10	18.02	to	16.89
FE3
2025	328,237	80.2005	to	62.5319	23,807,496	1.70	1.15	to	2.10	35.90	to	34.59
2024	421,160	59.0131	to	46.4595	22,652,878	1.66	1.15	to	2.10	4.88	to	3.86
2023	469,654	56.2685	to	44.7336	24,186,760	0.00	1.15	to	2.10	8.83	to	7.78
2022	505,020	51.7046	to	41.5042	23,987,659	2.06	1.15	to	2.10	(9.21)	to	(10.08)
2021	591,037	56.9496	to	46.1588	31,035,581	0.89	1.15	to	2.10	3.25	to	2.26
T20
2025	34,617	32.5370	to	24.7770	1,029,983	2.34	1.15	to	2.10	27.72	to	26.49
2024	42,087	25.4744	to	19.5875	985,860	2.48	1.15	to	2.10	(2.13)	to	(3.09)
2023	46,270	26.0298	to	20.2111	1,107,692	3.26	1.15	to	2.10	19.39	to	18.24
2022	53,330	21.8030	to	17.0934	1,077,978	2.95	1.15	to	2.10	(8.66)	to	(9.54)
2021	61,230	23.8691	to	18.8951	1,343,875	1.82	1.15	to	2.10	2.97	to	1.98
F56
2025	17,198	36.3017	to	27.4542	576,034	0.87	1.15	to	2.10	22.41	to	21.24
2024	20,516	29.6569	to	22.6447	561,853	0.91	1.15	to	2.10	4.18	to	3.18
2023	22,757	28.4662	to	21.9466	601,349	3.33	1.15	to	2.10	19.62	to	18.49
2022	25,332	23.7964	to	18.5224	559,167	0.16	1.15	to	2.10	(12.52)	to	(13.35)
2021	26,462	27.2015	to	21.3765	669,353	1.09	1.15	to	2.10	3.67	to	2.68
G30
2025	39,705	38.1700	to	34.7627	1,421,118	1.12	1.15	to	1.85	9.62	to	8.84
2024	47,098	34.8195	to	31.9385	1,543,773	1.40	1.15	to	1.85	15.75	to	14.92
2023	51,204	30.0809	to	27.7913	1,455,062	1.55	1.15	to	1.85	11.73	to	10.94
2022	81,081	26.9231	to	25.0516	2,103,430	1.35	1.15	to	1.85	(7.43)	to	(8.09)
2021	87,072	29.0850	to	27.2570	2,448,631	1.15	1.15	to	1.85	22.72	to	21.85

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
521
2025	25,773	$70.8443	to	$58.3636	$1,432,836	0.67%	1.15%	to	1.70%	14.82%	to	14.18%
2024	31,010	61.7001	to	51.1176	1,488,994	0.96	1.15	to	1.70	17.69	to	17.02
2023	36,559	52.4280	to	43.6834	1,479,619	1.03	1.15	to	1.70	17.92	to	17.26
2022	37,013	44.4600	to	37.2533	1,278,436	0.31	1.15	to	1.70	(20.30)	to	(20.75)
2021	38,721	55.7824	to	47.0044	1,691,218	0.45	1.15	to	1.70	22.38	to	21.69
520
2025	54,284	66.6432	to	77.3840	3,336,226	—	1.15	to	2.10	16.57	to	15.46
2024	56,337	57.1712	to	67.0243	2,984,415	—	1.15	to	2.10	30.83	to	29.58
2023	67,762	43.6973	to	51.7254	2,773,253	—	1.15	to	2.10	40.32	to	38.98
2022	67,372	31.1418	to	37.2168	1,956,184	—	1.15	to	2.10	(33.29)	to	(33.93)
2021	65,706	46.6828	to	56.3264	2,874,030	—	1.15	to	2.10	20.53	to	19.38
G33
2025	68,972	19.0989	to	19.9216	1,453,843	2.64	1.15	to	1.70	36.90	to	36.14
2024	90,350	13.9514	to	14.6330	1,410,143	2.99	1.15	to	1.70	4.91	to	4.32
2023	92,954	13.2991	to	14.0269	1,392,430	2.63	1.15	to	1.70	17.35	to	16.70
2022	100,548	11.3331	to	11.6105	1,300,522	3.15	1.15	to	1.85	(14.55)	to	(15.15)
2021	108,489	13.2622	to	13.6828	1,654,704	2.72	1.15	to	1.85	10.88	to	10.10
G31
2025	91,146	55.3288	to	47.1175	4,834,911	0.69	1.15	to	1.85	14.43	to	13.62
2024	101,817	48.3514	to	44.1681	4,697,555	0.64	1.15	to	2.05	26.85	to	25.68
2023	108,650	38.1167	to	35.1423	4,006,596	0.70	1.15	to	2.05	22.40	to	21.29
2022	115,809	31.1404	to	28.9740	3,494,277	0.80	1.15	to	2.05	(20.65)	to	(21.38)
2021	125,842	39.2451	to	36.8509	4,805,105	0.78	1.15	to	2.05	27.93	to	26.77
O00
2025	27,068	16.8136	to	15.9236	453,390	—	1.15	to	2.10	3.59	to	2.60
2024	29,072	16.2315	to	15.5203	470,571	—	1.15	to	2.10	22.79	to	21.61
2023	32,646	13.2185	to	12.7621	430,654	—	1.15	to	2.10	11.86	to	10.79
2022	47,564	11.8175	to	11.5189	564,359	—	1.15	to	2.10	(31.77)	to	(32.42)
2021	46,399	17.3211	to	17.0460	806,137	—	1.15	to	2.10	17.73	to	16.61
V15
2025	246,573	53.1966	to	48.2197	12,501,476	—	1.15	to	1.85	10.39	to	9.61
2024	285,943	48.1881	to	43.9927	13,190,914	—	1.15	to	1.85	33.34	to	32.38
2023	330,764	36.0906	to	33.2310	11,517,178	—	1.15	to	1.85	39.31	to	38.34
2022	366,288	25.9060	to	24.0212	9,189,277	—	1.15	to	1.85	(31.90)	to	(32.38)
2021	391,428	38.0864	to	35.5244	14,479,127	—	1.15	to	1.85	10.65	to	9.86
V52
2025	2,703	49.9300	to	44.9986	119,288	—	1.35	to	2.10	9.89	to	9.06
2024	2,789	45.4373	to	41.2611	110,969	—	1.35	to	2.10	32.74	to	31.73
2023	2,915	34.2315	to	31.3235	86,762	—	1.35	to	2.10	38.71	to	37.67
2022	3,895	24.6782	to	22.7529	84,978	—	1.35	to	2.10	(32.22)	to	(32.73)
2021	4,199	36.4092	to	33.8239	150,011	—	1.35	to	2.10	10.14	to	9.31
A39
2025	201,602	41.0584	to	35.1031	7,218,246	0.63	1.15	to	1.85	14.85	to	14.03
2024	251,056	35.7510	to	30.7845	7,792,159	0.70	1.15	to	1.85	24.17	to	23.28
2023	274,449	28.7928	to	24.9720	6,864,207	0.72	1.15	to	1.85	21.96	to	21.10
2022	298,250	23.6077	to	20.6213	6,157,753	0.90	1.15	to	1.85	(21.45)	to	(22.01)
2021	321,190	30.0544	to	26.4404	8,455,254	0.65	1.15	to	1.85	26.29	to	25.39

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AC3
2025	852	$58.3551	to	$50.3050	$48,663	0.42%	1.35%	to	1.70%	14.33%	to	13.92%
2024	852	51.0425	to	35.7178	42,608	0.34	1.35	to	1.85	23.59	to	22.96
2023	1,644	41.3001	to	29.0481	60,547	0.44	1.35	to	1.85	21.43	to	20.82
2022	1,988	34.0104	to	24.0418	61,643	0.64	1.35	to	1.85	(21.82)	to	(22.21)
2021	1,953	43.5020	to	30.9072	77,417	0.45	1.35	to	1.85	25.67	to	25.03
A21
2025	173,474	31.6149	to	23.4913	4,366,334	1.39	1.15	to	1.85	15.17	to	14.35
2024	197,257	27.4499	to	20.5426	4,333,343	1.73	1.15	to	1.85	(0.54)	to	(1.25)
2023	213,496	27.5979	to	20.8028	4,730,265	0.19	1.15	to	1.85	16.80	to	15.98
2022	238,290	23.6275	to	17.9372	4,538,101	1.66	1.15	to	1.85	(19.23)	to	(19.81)
2021	281,978	29.2545	to	22.3681	6,720,256	1.24	1.15	to	1.85	4.68	to	3.94
AC1
2025	3,879	38.8234	to	33.8393	143,303	1.05	1.35	to	2.10	14.67	to	13.80
2024	4,538	33.8580	to	29.7358	146,336	1.55	1.35	to	2.10	(1.02)	to	(1.77)
2023	4,469	34.2061	to	30.2721	146,161	0.00	1.35	to	2.10	16.28	to	15.41
2022	4,587	29.4160	to	26.2303	129,582	1.35	1.35	to	2.10	(19.60)	to	(20.21)
2021	5,402	36.5873	to	32.8731	190,359	1.07	1.35	to	2.10	4.18	to	3.40
I76
2025	18,721	32.2203	to	26.9166	574,965	—	1.15	to	2.10	6.81	to	5.79
2024	30,327	30.1671	to	25.4440	861,691	0.13	1.15	to	2.10	16.72	to	15.60
2023	33,675	25.8448	to	22.0101	821,530	—	1.15	to	2.10	15.24	to	14.14
2022	42,724	22.4269	to	19.2827	913,677	—	1.15	to	2.10	(21.42)	to	(22.17)
2021	44,061	28.5396	to	24.7745	1,201,174	0.16	1.15	to	2.10	19.02	to	17.88
J43
2025	19,399	54.2914	to	48.2448	1,001,404	0.61	1.15	to	1.85	9.00	to	8.24
2024	21,468	49.8068	to	44.5722	1,018,862	0.77	1.15	to	1.85	10.42	to	9.64
2023	27,497	45.1083	to	40.6551	1,179,790	1.30	1.15	to	1.85	11.80	to	11.02
2022	30,694	40.3456	to	36.6188	1,184,730	0.45	1.15	to	1.85	(20.28)	to	(20.84)
2021	33,091	50.6074	to	46.2569	1,603,468	0.52	1.15	to	1.85	19.99	to	19.15
J32
2025	43,723	90.3590	to	80.2968	3,770,259	0.46	1.15	to	1.85	13.22	to	12.43
2024	48,769	79.9518	to	71.4190	3,722,097	0.51	1.15	to	1.85	22.56	to	21.68
2023	54,429	65.2334	to	58.6925	3,395,423	1.57	1.15	to	1.85	25.72	to	24.83
2022	55,124	51.8883	to	47.0189	2,742,288	0.52	1.15	to	1.85	(19.62)	to	(20.19)
2021	62,739	64.5529	to	58.9139	3,889,278	0.76	1.15	to	1.85	27.87	to	26.96

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MD8
2025	1,202,760	$10.2593	to	$9.0305	$11,880,726	3.79%	1.15%	to	2.10%	2.68%	to	1.69%
2024	1,344,904	9.9918	to	8.8807	13,031,997	4.74	1.15	to	2.10	3.65	to	2.64
2023	1,402,619	9.6401	to	8.6521	13,114,016	4.49	1.15	to	2.10	3.41	to	2.41
2022	1,229,413	9.3226	to	8.4484	11,153,814	1.15	1.15	to	2.10	0.02	to	(0.94)
2021	1,271,565	9.3204	to	8.3723	11,515,773	—	1.15	to	2.30	(1.14)	to	(2.29)
M07
2025	441,018	21.0943	to	19.3018	8,949,278	2.66	1.15	to	1.85	9.90	to	9.12
2024	494,878	19.1943	to	17.6891	9,167,918	2.48	1.15	to	1.85	6.52	to	5.75
2023	519,437	18.0202	to	16.7272	9,064,334	1.98	1.15	to	1.85	9.19	to	8.41
2022	585,625	16.5036	to	15.4289	9,356,145	1.65	1.15	to	1.85	(10.61)	to	(11.24)
2021	653,490	18.4624	to	17.3837	11,748,952	1.78	1.15	to	1.85	12.82	to	12.01
M35
2025	378,888	20.4314	to	18.1400	7,339,321	2.49	1.15	to	2.10	9.64	to	8.60
2024	417,558	18.6347	to	16.7041	7,410,887	2.28	1.15	to	2.10	6.22	to	5.19
2023	465,444	17.5441	to	15.8792	7,806,873	1.76	1.15	to	2.10	8.95	to	7.92
2022	537,506	16.1022	to	14.7140	8,306,271	1.46	1.15	to	2.10	(10.87)	to	(11.72)
2021	601,770	18.0665	to	16.3875	10,483,070	1.60	1.15	to	2.30	12.53	to	11.23
M31
2025	294,138	73.9382	to	57.8994	17,772,367	—	1.15	to	1.85	10.92	to	10.13
2024	340,921	66.6599	to	52.5739	18,604,727	—	1.15	to	1.85	29.96	to	29.03
2023	395,740	51.2936	to	40.7469	17,146,855	—	1.15	to	1.85	34.32	to	33.37
2022	435,172	38.1869	to	30.5518	14,007,384	—	1.15	to	1.85	(32.41)	to	(32.89)
2021	479,109	56.5000	to	45.5272	23,018,402	—	1.15	to	1.85	22.13	to	21.26
M80
2025	47,866	77.5161	to	97.3583	3,610,274	—	1.15	to	1.95	10.62	to	9.73
2024	55,513	70.0742	to	88.7227	3,737,549	—	1.15	to	1.95	29.63	to	28.59
2023	62,037	54.0555	to	69.7347	3,198,577	—	1.15	to	1.90	33.96	to	32.95
2022	65,423	40.3526	to	52.4516	2,523,867	—	1.15	to	1.90	(32.59)	to	(33.10)
2021	69,635	59.8595	to	78.3989	3,987,382	—	1.15	to	1.90	21.82	to	20.90
MF1
2025	341,327	42.1794	to	37.1277	13,681,187	—	1.15	to	2.10	2.48	to	1.50
2024	378,024	41.1570	to	36.5803	14,856,230	—	1.15	to	2.10	13.41	to	12.30
2023	434,356	36.2919	to	32.5728	15,109,242	—	1.15	to	2.10	19.95	to	18.79
2022	495,184	30.2570	to	27.4198	14,409,891	—	1.15	to	2.10	(29.51)	to	(30.19)
2021	532,653	42.9232	to	39.2767	22,103,980	—	1.15	to	2.10	12.81	to	11.73
M05
2025	260,558	24.2560	to	22.3523	6,096,330	—	1.15	to	1.85	11.68	to	10.88
2024	306,240	21.7199	to	20.1586	6,441,570	—	1.15	to	1.85	5.50	to	4.74
2023	362,310	20.5879	to	19.2461	7,246,559	—	1.15	to	1.85	13.11	to	12.31
2022	398,567	18.2010	to	17.1365	7,066,132	—	1.15	to	1.85	(30.56)	to	(31.05)
2021	407,560	26.2101	to	24.8539	10,426,785	—	1.15	to	1.85	0.64	to	(0.08)
M42
2025	314,502	23.5264	to	21.0857	7,025,986	—	1.15	to	2.10	11.27	to	10.21
2024	344,657	21.1442	to	19.1331	6,962,761	—	1.15	to	2.10	5.20	to	4.19
2023	372,074	20.0985	to	18.3635	7,175,508	—	1.15	to	2.10	12.95	to	11.87
2022	399,820	17.7949	to	16.4148	6,859,544	—	1.15	to	2.10	(30.80)	to	(31.46)
2021	390,506	25.7145	to	23.9486	9,730,936	—	1.15	to	2.10	0.41	to	(0.55)
M06
2025	389,447	11.6989	to	10.2976	4,364,454	4.31	1.15	to	2.10	5.95	to	4.93
2024	487,588	11.0418	to	9.8138	5,168,395	4.16	1.15	to	2.10	1.37	to	0.39
2023	536,132	10.8925	to	9.7761	5,627,803	3.15	1.15	to	2.10	6.16	to	5.14
2022	589,944	10.2604	to	9.2982	5,846,995	2.67	1.15	to	2.10	(14.91)	to	(15.73)
2021	726,553	12.0587	to	11.0341	8,466,471	2.70	1.15	to	2.10	(1.94)	to	(2.89)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M33
2025	264,316	$44.0608	to	$38.7845	$11,106,829	0.94%	1.15%	to	2.10%	11.57%	to	10.49%
2024	332,463	39.4929	to	35.1017	12,546,043	0.60	1.15	to	2.10	17.51	to	16.37
2023	372,531	33.6086	to	30.1648	12,010,357	0.52	1.15	to	2.10	21.03	to	19.87
2022	407,403	27.7689	to	25.1652	10,887,060	0.47	1.15	to	2.10	(18.15)	to	(18.94)
2021	451,965	33.9273	to	31.0452	14,841,583	0.53	1.15	to	2.10	23.38	to	22.19
M44
2025	248,100	18.9058	to	17.4219	4,539,824	2.92	1.15	to	1.85	13.70	to	12.89
2024	304,615	16.6277	to	15.4324	4,915,357	2.24	1.15	to	1.85	10.38	to	9.59
2023	399,575	15.0642	to	14.0823	5,861,399	3.44	1.15	to	1.85	(3.22)	to	(3.91)
2022	467,877	15.5654	to	14.6551	7,120,798	2.36	1.15	to	1.85	(0.39)	to	(1.10)
2021	551,346	15.6263	to	14.8176	8,437,129	1.70	1.15	to	1.85	12.79	to	11.99
M40
2025	75,243	18.3558	to	16.4515	1,313,526	2.70	1.15	to	2.10	13.44	to	12.36
2024	85,162	16.1810	to	14.6419	1,317,861	1.92	1.15	to	2.10	10.06	to	9.00
2023	102,594	14.7026	to	13.4333	1,444,508	3.27	1.15	to	2.10	(3.45)	to	(4.37)
2022	120,722	15.2279	to	14.0470	1,768,249	2.22	1.15	to	2.10	(0.67)	to	(1.62)
2021	139,543	15.3310	to	14.2781	2,068,906	1.54	1.15	to	2.10	12.52	to	11.44
M83
2025	963,245	34.5430	to	30.4063	31,741,372	1.58	1.15	to	2.10	11.73	to	10.65
2024	1,090,632	30.9173	to	27.4795	32,255,602	1.61	1.15	to	2.10	10.33	to	9.26
2023	1,236,832	28.0222	to	25.1508	33,267,276	1.63	1.15	to	2.10	6.71	to	5.68
2022	1,358,999	26.2609	to	23.7987	34,386,230	1.37	1.15	to	2.10	(6.98)	to	(7.87)
2021	1,560,322	28.2305	to	25.8322	42,575,705	1.33	1.15	to	2.10	24.03	to	22.83
MB6
2025	91,942	57.7423	to	52.8499	4,872,209	1.04	1.15	to	1.85	14.78	to	13.96
2024	112,419	50.3075	to	46.3749	5,189,416	1.01	1.15	to	1.85	24.06	to	23.17
2023	121,596	40.5502	to	37.6504	4,529,245	1.37	1.15	to	1.85	27.07	to	26.17
2022	137,781	31.9123	to	29.8418	4,056,008	1.10	1.15	to	1.85	(16.96)	to	(17.55)
2021	158,091	38.4296	to	36.1936	5,645,783	1.10	1.15	to	1.85	28.05	to	27.14
MB7
2025	57,552	61.4890	to	62.8960	3,268,771	0.76	1.15	to	2.10	14.49	to	13.40
2024	65,252	53.7075	to	55.4652	3,246,930	0.76	1.15	to	2.10	23.73	to	22.54
2023	72,344	43.4075	to	45.2632	2,928,492	1.09	1.15	to	2.10	26.74	to	25.53
2022	76,231	34.2505	to	36.0574	2,447,592	0.86	1.15	to	2.10	(17.17)	to	(17.95)
2021	78,929	41.3479	to	43.9479	3,068,836	0.91	1.15	to	2.10	27.70	to	26.48
M96
2025	160,270	17.7138	to	14.9895	2,625,246	4.19	1.15	to	1.85	5.77	to	5.02
2024	174,978	16.7471	to	14.2731	2,711,681	3.46	1.15	to	1.85	(0.38)	to	(1.10)
2023	240,900	16.5074	to	14.4315	3,747,478	1.49	1.15	to	1.85	2.95	to	2.23
2022	259,910	16.3276	to	14.1164	3,933,779	2.00	1.15	to	1.85	(13.25)	to	(13.87)
2021	303,949	18.8223	to	16.3897	5,331,002	2.17	1.15	to	1.85	(3.01)	to	(3.70)
MD2
2025	123,228	14.5778	to	10.8892	1,634,260	4.05	1.15	to	2.10	5.41	to	4.40
2024	130,496	13.8297	to	10.4299	1,645,264	3.24	1.15	to	2.10	(0.64)	to	(1.59)
2023	154,913	13.9182	to	10.5986	1,980,380	1.14	1.15	to	2.10	2.67	to	1.69
2022	181,135	13.5568	to	10.4226	2,253,571	1.75	1.15	to	2.10	(13.45)	to	(14.28)
2021	196,553	15.6639	to	12.1584	2,836,361	1.93	1.15	to	2.10	(3.26)	to	(4.19)

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA6
2025	526,868	$29.6213	to	$13.9536	$12,141,976	6.59%	1.15%	to	2.10%	7.41%	to	6.37%
2024	578,488	27.5781	to	13.1175	12,526,457	6.17	1.15	to	2.10	5.70	to	4.67
2023	648,282	26.0915	to	12.5328	13,358,238	5.79	1.15	to	2.10	11.13	to	10.06
2022	703,624	23.4779	to	11.3863	13,074,330	5.34	1.15	to	2.10	(11.53)	to	(12.38)
2021	826,321	26.5381	to	12.9955	17,459,794	4.90	1.15	to	2.10	2.31	to	1.32
MA3
2025	77,846	29.1801	to	24.7943	2,053,554	6.29	1.15	to	2.10	7.23	to	6.20
2024	91,976	27.2134	to	23.3458	2,281,172	5.88	1.15	to	2.10	5.29	to	4.28
2023	103,148	25.8451	to	22.3872	2,430,178	5.32	1.15	to	2.10	11.19	to	10.14
2022	120,013	23.2432	to	20.3268	2,545,742	5.23	1.15	to	2.10	(11.80)	to	(12.64)
2021	142,732	26.3539	to	23.2688	3,455,051	4.85	1.15	to	2.10	1.90	to	0.93
MD6
2025	290,995	53.0349	to	45.0260	12,005,287	0.27	1.15	to	1.85	8.65	to	7.88
2024	317,899	48.8127	to	41.7384	12,110,218	0.34	1.15	to	1.85	14.93	to	14.11
2023	374,679	42.4711	to	36.5783	12,646,517	0.30	1.15	to	1.85	22.60	to	21.73
2022	416,179	34.6421	to	30.0487	11,602,182	0.10	1.15	to	1.85	(20.18)	to	(20.74)
2021	437,869	43.3982	to	37.9134	15,360,533	0.24	1.15	to	1.85	24.54	to	23.65
MB3
2025	83,139	55.2269	to	59.3249	4,276,632	0.02	1.15	to	2.10	8.35	to	7.31
2024	91,552	50.9723	to	55.2817	4,372,861	0.13	1.15	to	2.10	14.64	to	13.54
2023	100,393	44.4637	to	48.6910	4,209,301	0.05	1.15	to	2.10	22.29	to	21.13
2022	109,411	36.3596	to	40.1986	3,762,669	—	1.15	to	2.10	(20.37)	to	(21.13)
2021	117,581	45.6613	to	50.9680	5,089,165	0.03	1.15	to	2.10	24.21	to	23.03
MB8
2025	217,628	63.4121	to	49.6012	11,558,607	0.98	1.15	to	2.10	4.54	to	3.54
2024	239,784	60.6576	to	47.9031	12,264,996	0.96	1.15	to	2.10	3.73	to	2.74
2023	266,895	58.4739	to	46.6268	13,223,427	0.77	1.15	to	2.10	17.60	to	16.48
2022	299,203	49.7247	to	40.0306	12,647,367	0.76	1.15	to	2.10	(19.31)	to	(20.08)
2021	321,975	61.6247	to	50.0876	16,959,161	0.86	1.15	to	2.10	28.15	to	26.93
MF6
2025	188,258	55.3543	to	29.4337	7,567,076	1.66	1.15	to	2.10	2.35	to	1.36
2024	199,169	54.0844	to	29.0382	7,901,765	2.11	1.15	to	2.10	(3.81)	to	(4.74)
2023	213,700	56.2245	to	30.4835	8,884,758	0.87	1.15	to	2.10	10.19	to	9.13
2022	231,683	51.0245	to	27.9325	8,778,837	1.62	1.15	to	2.10	(27.77)	to	(28.46)
2021	233,702	70.6402	to	39.0469	12,353,892	1.48	1.15	to	2.10	28.64	to	27.41

DELAWARE LIFE VARIABLE ACCOUNT F - FUTURITY

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG3
2025	473,763	$40.5410	to	$34.1518	$17,934,843	1.03%	1.15%	to	2.10%	4.76%	to	3.76%
2024	530,783	38.6986	to	32.9137	19,272,619	1.21	1.15	to	2.10	12.43	to	11.35
2023	613,759	34.4200	to	29.5589	19,875,044	1.74	1.15	to	2.10	11.44	to	10.38
2022	670,583	30.8879	to	26.7803	19,561,063	0.98	1.15	to	2.10	(9.83)	to	(10.69)
2021	748,910	34.2557	to	29.9859	24,305,255	0.79	1.15	to	2.10	29.48	to	28.25
PK8
2025	227,244	40.1939	to	30.8975	8,268,763	6.92	1.15	to	2.10	13.73	to	12.63
2024	260,760	35.3416	to	27.4318	8,394,640	6.41	1.15	to	2.10	6.32	to	5.28
2023	294,228	33.2417	to	26.0551	8,930,657	5.69	1.15	to	2.10	9.88	to	8.82
2022	314,513	30.2524	to	23.9423	8,719,994	4.81	1.15	to	2.10	(16.69)	to	(17.49)
2021	348,864	36.3134	to	29.0185	11,649,357	4.48	1.15	to	2.10	(3.68)	to	(4.61)
P06
2025	159,715	18.8990	to	15.6354	2,771,515	3.32	1.15	to	2.10	6.64	to	5.61
2024	172,839	17.7218	to	14.8042	2,824,476	2.61	1.15	to	2.10	0.96	to	(0.02)
2023	187,850	17.5529	to	14.8070	3,044,847	2.98	1.15	to	2.10	2.49	to	1.51
2022	224,114	17.1258	to	14.5870	3,557,373	6.97	1.15	to	2.10	(12.91)	to	(13.75)
2021	257,072	19.6647	to	16.9123	4,689,566	4.95	1.15	to	2.10	4.41	to	3.40
P07
2025	936,092	19.0731	to	15.2022	16,255,934	4.10	1.15	to	2.10	7.68	to	6.64
2024	1,033,596	17.7134	to	14.2558	16,756,518	4.02	1.15	to	2.10	1.36	to	0.37
2023	1,154,602	17.4758	to	14.2026	18,519,571	3.56	1.15	to	2.10	4.74	to	3.73
2022	1,229,688	16.6856	to	13.6919	18,946,896	2.60	1.15	to	2.10	(15.28)	to	(16.10)
2021	1,382,697	19.6955	to	16.3188	25,226,187	1.82	1.15	to	2.10	(2.39)	to	(3.33)
R03
2025	21,692	79.7297	to	132.2363	1,777,301	0.03	1.15	to	2.10	17.67	to	16.55
2024	24,929	67.7559	to	113.4582	1,721,111	0.21	1.15	to	2.10	22.47	to	21.29
2023	26,998	55.3239	to	93.5399	1,489,538	—	1.15	to	2.10	51.47	to	50.03
2022	26,762	36.5252	to	62.3478	988,514	—	1.15	to	2.10	(34.90)	to	(35.52)
2021	29,733	56.1044	to	96.6909	1,702,670	—	1.15	to	2.10	24.10	to	22.92
R02
2025	9,805	64.6820	to	94.1762	687,490	—	1.15	to	2.10	19.48	to	18.34
2024	10,641	54.1373	to	79.5816	615,681	—	1.15	to	2.10	31.22	to	29.96
2023	13,032	41.2572	to	61.2364	559,882	—	1.15	to	2.10	33.53	to	32.26
2022	13,163	30.8982	to	46.3010	428,442	0.36	1.15	to	2.10	(31.07)	to	(31.72)
2021	17,948	44.8223	to	67.8128	824,729	0.35	1.15	to	2.10	40.55	to	39.21

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period using the unit value of the beginning period that corresponds to the lowest or highest ending period unit value disclosed. The total returns are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts.

[4]

These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account. The unit values are presented as a range of maximum to minimum values based on the product grouping representing the corresponding lowest to highest expense ratio amounts. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date. Unit values of product pricing levels with zero units during the period are excluded when determining the range.

[5]	Sub-Account AM2 was closed on April 15, 2024 and its remaining assets were transferred into Sub-Account MD9.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2025 and 2024 and for the Years Ended

December 31, 2025, 2024 and 2023

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, certain 2024 related party investment disclosures have been restated due to an error correction. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

June 26, 2026

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2025 AND 2024 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Admitted Assets	2025	2024
General Account assets:
Bonds	$31,589,712	$22,182,484
Preferred stocks	799,030	729,639
Common stocks	254,821	196,204
Mortgage loans	2,874,148	2,191,508
Real estate	319,806	175,974
Contract loans	310,966	320,642
Derivatives	653,301	749,791
Other invested assets	1,601,745	1,589,384
Mortgage escrow funds	30,371	20,944
Receivables for securities	168,672	69,394
Cash, cash equivalents and short-term investments	5,280,051	4,193,943

Total cash and invested assets	43,882,623	32,419,907
Accrued investment income	828,809	609,241
Amounts recoverable from reinsurers	5,951	7,382
Other amounts receivable under affiliated and non-affiliated reinsurance contracts	38,196	14,374
Other amounts receivable under affiliated variable annuity reinsurance contracts	99,982	16,639
Current federal and foreign income tax recoverable	—	22,395
Net deferred tax asset	437,203	286,009
Receivables from parent, subsidiaries and affiliates	347,337	23,951
Admitted disallowed interest maintenance reserve	240,474	169,590
Other assets	22,618	29,204

Total General Account assets	45,903,193	33,598,692
Separate Account assets	18,796,915	17,827,382

Total admitted assets	$64,700,108	$51,426,074

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL AND SURPLUS

AS OF DECEMBER 31, 2025 AND 2024 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

Liabilities and Capital and Surplus	2025	2024
General Account liabilities:
Aggregate reserve for life and annuity contracts	$33,626,374	$25,495,837
Liability for deposit-type contracts	5,927,920	2,708,109
Contract claims	24,937	33,045
Other amounts payable on reinsurance	4,930	16,910
Asset valuation reserve	472,987	396,327
Funds held under coinsurance	64,483	46,855
Commissions to agents due or accrued	13,394	26,501
General expenses due or accrued	24,824	32,520
Transfers from Separate Accounts due or (accrued), net	(65,470)	(227,625)
Borrowed money	—	50,000
Payable for securities	345,178	256,444
Payable to parent, subsidiaries, and affiliates	145,236	117,377
Derivatives	527,503	586,128
Current federal and foreign income taxes	35,159	—
Remittances and items not allocated	48,472	44,827
Term repo lending payable	702,291	1,092,382
Reinsurance deposit liability	99,982	16,639
Other liabilities	66,513	40,432

Total General Account liabilities	42,064,713	30,732,708
Separate Account liabilities	18,796,914	17,827,380

Total liabilities	60,861,627	48,560,088
Capital and surplus:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437
Surplus notes	390,213	390,213
Gross paid in and contributed surplus	2,165,420	1,590,920
Unassigned funds	1,035,937	708,826
Special surplus funds	240,474	169,590

Total surplus	3,832,044	2,859,549

Total capital and surplus	3,838,481	2,865,986

Total liabilities, capital and surplus	$64,700,108	$51,426,074

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 (IN THOUSANDS)

	2025	2024	2023
Premiums and other revenues:
Premiums and annuity considerations	$11,260,384	$6,780,026	$5,446,325
Considerations for supplementary contracts with life contingencies	26,103	25,181	33,719
Net investment income	2,446,596	1,806,782	1,243,794
Commissions and expense allowances on reinsurance ceded	307,023	104,107	103,237
Reserve adjustments on reinsurance ceded	(1,087,769)	(1,056,598)	(964,497)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	301,889	323,541	312,625
Investment (expense) on reinsurance deposit asset/liability	(161,359)	(246,024)	(261,142)
Reinsurance experience refund	152,491	98,336	54,437
Assets transferred on coinsurance	—	(78,007)	(118,857)
Other income	36,345	68,995	62,955

Total premiums and other revenues	13,281,703	7,826,339	5,912,596
Benefits paid or provided:
Death benefits	211,957	117,302	131,919
Annuity benefits	555,359	405,361	381,780
Health benefits	—	—	51
Surrender benefits and withdrawals for life contracts	2,901,297	2,986,373	2,039,161
Interest and adjustments on contract or deposit-type contract funds	98,755	58,095	53,499
Payments on supplementary contracts with life contingencies	45,853	43,819	43,820
Increase in aggregate reserves for life and accident and health contracts	7,916,909	4,474,113	3,734,433

Total benefits paid or provided	11,730,130	8,085,063	6,384,663
Commissions on premiums, annuity considerations and deposit-type contract funds	531,611	207,423	115,453
Commissions and expense allowances on reinsurance assumed	1,962	120	116
General insurance expenses	396,315	347,816	296,678
Insurance taxes, licenses and fees, excluding federal income taxes	18,363	36,323	6,903
Net transfers to (from) Separate Accounts net of reinsurance	77,908	(1,123,912)	(983,184)
Investment income on funds held	(50,634)	(85,185)	(180,512)
Income under hedging program with affiliate	(130,598)	(102,082)	(49,423)
Deferred reinsurance gain	148,197	—	—
Other expenses	21	246	382

Total benefits and expenses	12,723,275	7,365,812	5,591,076
Gain from operations before federal income tax expense and net realized capital gains (losses)	558,428	460,527	321,520
Federal income tax expense, excluding tax on capital gains (losses)	253,659	197,724	183,751

Gain from operations before net realized capital gains (losses)	304,769	262,803	137,769
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	(9,643)	(24,998)	7,207

Net income	$295,126	$237,805	$144,976

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 (IN THOUSANDS)

	Capital stock	Surplus notes	Gross paid- in and contributed surplus	Unassigned funds	Special surplus funds	Total
Balances at December 31, 2022	$6,437	$390,213	$1,475,920	$372,076	$—	$2,244,646
Net income	—	—	—	144,976	—	144,976
Change in net unrealized investment gains (losses), net of taxes	—	—	—	42,836	—	42,836
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	4,621	—	4,621
Change in net deferred income tax	—	—	—	141,057	—	141,057
Change in nonadmitted assets	—	—	—	(13,668)	—	(13,668)
Change in asset valuation reserve	—	—	—	(134,844)	—	(134,844)
Paid in capital	—	—	115,000	—	—	115,000
Prior period adjustment net of tax	—	—	—	3,780	—	3,780
Investment income on funds held - unrealized	—	—	—	7,939	—	7,939
Admitted disallowed interest maintenance reserve	—	—	—	(140,735)	140,735	—
Other capital changes	—	—	—	5,906	—	5,906

Balances at December 31, 2023	$6,437	$390,213	$1,590,920	$433,944	$140,735	$2,562,249
Net income	—	—	—	237,805	—	237,805
Change in net unrealized investment gains (losses), net of taxes	—	—	—	59,264	—	59,264
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	(3,837)	—	(3,837)
Change in net deferred income tax	—	—	—	115,459	—	115,459
Change in nonadmitted assets	—	—	—	902	—	902
Change in asset valuation reserve	—	—	—	(113,865)	—	(113,865)
Prior period adjustment net of tax	—	—	—	24,639	—	24,639
Investment expense on funds held - unrealized	—	—	—	(20,622)	—	(20,622)
Admitted disallowed interest maintenance reserve	—	—	—	(28,855)	28,855	—
Other capital changes	—	—	—	3,992	—	3,992

Balances at December 31, 2024	$6,437	$390,213	$1,590,920	$708,826	$169,590	$2,865,986
Net income	—	—	—	295,126	—	295,126
Change in net unrealized investment gains (losses), net of taxes	—	—	—	(146,053)	—	(146,053)
Change in net unrealized foreign exchange capital gain (loss)	—	—	—	12,130	—	12,130
Change in net deferred income tax	—	—	—	148,139	—	148,139
Change in nonadmitted assets	—	—	—	(6,910)	—	(6,910)
Change in asset valuation reserve	—	—	—	(76,660)	—	(76,660)
Paid in capital	—	—	574,500	—	—	574,500
Investment income on funds held - unrealized	—	—	—	26,563	—	26,563
Admitted disallowed interest maintenance reserve	—	—	—	(70,884)	70,884	—
Deferred reinsurance gain	—	—	—	148,197	—	148,197
Other capital changes	—	—	—	(2,537)	—	(2,537)

Balances at December 31, 2025	$6,437	$390,213	$2,165,420	$1,035,937	$240,474	$3,838,481

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 (IN THOUSANDS)

	2025	2024	2023
Cash flow from operating activities:
Premiums and annuity considerations collected net of reinsurance	$11,847,677	$7,194,112	$5,753,440
Net investment income received	2,256,406	1,677,904	1,258,847
Miscellaneous income	356,641	316,561	377,825

Total receipts	14,460,724	9,188,577	7,390,112
Benefits and loss related payments	(5,047,789)	(4,866,174)	(3,729,563)
Net transfers from Separate Accounts	(71,624)	1,091,818	901,198
Commissions, expenses paid and aggregate write-ins for deductions	(1,022,030)	(302,682)	(361,428)
Federal and foreign income taxes paid	(193,222)	(298,530)	(108,685)

Total payments	(6,334,665)	(4,375,568)	(3,298,478)

Net cash provided by operating activities	8,126,059	4,813,009	4,091,634

Cash flow from investing activities:
Proceeds from investments sold, matured, repaid or received:
Bonds	4,559,086	4,104,515	877,630
Stocks	170,024	183,210	875,522
Mortgage loans	341,445	275,408	175,963
Other Invested Assets	681,347	76,656	139,135
Miscellaneous proceeds	2,474	296,658	129,189

Total investment proceeds	5,754,376	4,936,447	2,197,439
Cost of investments acquired:
Bonds	(14,002,531)	(8,292,195)	(4,861,590)
Stocks	(193,481)	(243,493)	(354,704)
Mortgage loans	(1,016,462)	(734,086)	(500,124)
Real Estate	(152,224)	(176,638)	—
Other Invested Assets	(428,275)	(131,811)	(345,015)
Miscellaneous applications	(549,743)	(354,734)	(190,874)

Total cost of investments acquired	(16,342,716)	(9,932,957)	(6,252,307)
Net decrease in contract loans and premium notes	9,637	31,377	1,731

Net cash used in investing activities	(10,578,703)	(4,965,133)	(4,053,137)

Cash flow from financing and miscellaneous activities:
Bilateral loan agreement with affiliate	(90,605)	36,000	175,000
Borrowed funds	(50,000)	50,000	—
Net deposits on deposit-type contracts and other liabilities	3,219,811	728,612	416,536
Capital and paid in surplus	400,000	—	115,000
Other cash provided (applied)	59,546	(328,318)	(26,936)

Net cash provided by financing and miscellaneous activities	3,538,752	486,294	679,600

Net change in cash, cash equivalents and short-term investments	1,086,108	334,170	718,097
Cash, cash equivalents, and short-term investments:
Beginning of year	4,193,943	3,859,773	3,141,676

End of year	$5,280,051	$4,193,943	$3,859,773

(continued)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 (IN THOUSANDS)

Supplemental disclosures of noncash transactions:

	2025	2024	2023
Exchanges and transfers of invested assets	$339,672	$282,144	$707,035
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	1,087,619	1,056,598	964,497
Capitalized interest	27,534	41,713	29,255
Transfers resulting from revisions to SSAP No. 26	633,420	—	—
Transfer of invested assets from Non-Insulated Separate Account	369,498	—	—
Assets received on dissolution of subsidiary	3,784	—	—
Transfer of invested assets in settlement of coinsurance	—	118,673	—
Transfer of invested assets in settlement of funds held under reinsurance treaties with unauthorized reinsurers	—	115,949	—
Surplus note exchanges	—	—	84,801

See accompanying notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

1.	Organization

Delaware Life Insurance Company (the “Company”) is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company, and an indirect subsidiary of Group 1001 Insurance Holdings, LLC.

The Company is licensed to transact business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. The business of the Company includes the issuance, administration, and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, group life and disability insurance In 2025, the Company launched its pension risk transfer (“PRT”) and global reinsurance business lines.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

2.	Summary of Significant Accounting Policies

Basis of Presentation - Accounting Practices

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024, and 2023.

Accounting principles and procedures of the NAIC, as prescribed or permitted by the Department, comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements under GAAP rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in SSAP No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Goodwill includes direct costs of an acquisition that are expensed under GAAP. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP with unrealized gains and losses reported in equity and income, respectively, rather than at amortized cost (or lower of cost or market for bonds with an NAIC designation of 6);

•

An allowance for credit losses is established for available-for-sale securities under the current expected loss model under GAAP rather than being evaluated for other-than-temporary impairment (“OTTI”) with impairments recorded as a direct write-down of the security’s cost basis for NAIC SAP;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, certain equity/fund investments identified by the NAIC’s Securities Valuation Office (the “SVO”) qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•	Real estate held for the production of income properties are stated at cost less accumulated depreciation and encumbrances;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents, and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents, and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under NAIC SAP;

•

Contracts that contain an embedded derivative, including fixed index annuities (“FIAs”), are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with an NAIC designation of 1 or 2. Surplus notes with an NAIC designation of 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and NAIC SAP basis. However, unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus under NAIC SAP. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

In February 2026, the Company and its affiliate, Clear Spring Life and Annuity Company (“CSLAC”), received grand jury subpoenas in connection with an investigation being conducted by the U.S. Attorney’s Office for the Southern District of New York; the U.S. Securities and Exchange Commission is conducting a parallel investigation (collectively, the “Investigation”). The Company is cooperating with the Investigation. The Company understands that the Investigation is focused on whether certain private credit investments introduced to the Company and CSLAC by an affiliate should have been treated as affiliated or related-party transactions. Subsequent to receiving the subpoenas, the Company initiated an internal investigation to review its affiliated and related-party disclosures. Through the internal investigation, errors were identified relating to the identification and presentation of certain related-party investments. As further discussed within the Correction of Errors section of this note, the Company has restated certain prior year disclosures to reflect additional related-party investments that were omitted from Note 3, Note 4, and Note 14 of the Company’s previously issued financial statements.

Certain prior year balances have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of the Company’s statutory-basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and OTTI of investments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

Investments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery. All securities are accounted for as of the date the investments are purchased or sold (the trade date).

Related-party investments are identified pursuant to SSAP No. 25, Affiliates and Other Related Parties (“SSAP No. 25”). As part of this assessment, the Company considers investments to be related party investments where the investment return is predominantly contingent on the performance of related parties. The Company defines predominantly contingent as greater than 50%. All related party investments are valued in accordance with the accounting policies described below, unless otherwise noted in Note 3.

Bonds

Effective January 1, 2025, the NAIC adopted changes to SSAP No. 26, Bonds (“SSAP No. 26”) and SSAP No. 43, Asset-Backed Securities (“SSAP No. 43”), which revised the definition of a bond and includes criteria for debt instruments to be identified as a bond. Bonds are now reported as issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Securities that no longer met the definition of a bond were reclassified to either preferred stock or other invested assets. The impact of this adoption is discussed further within the “New and Adopted Accounting Pronouncements” section of Note 2. Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities are stated at amortized cost using the scientific method. Where the NAIC designation of a bond has fallen to 6 and the fair value has fallen below amortized cost, the bond is stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43 includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with SVO assigned NAIC designations. Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 4.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Preferred Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32, Investments in Preferred Stock (“SSAP No. 32”). Perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value not to exceed any currently effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value.

Common Stocks

Unaffiliated common stocks are stated at fair value, with changes in unrealized gains or losses credited or charged directly to unassigned surplus, net of tax. Affiliated common stocks are carried based on the underlying audited statutory equity of the investee for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or unrecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method.

Mortgage loans, which primarily include first-lien commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case interest income is recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and such mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Real Estate

The Company invests in real estate properties which consist of multi-unit housing complexes and multi-unit retail centers. The Company’s real estate investments are held for the production of income, as defined within SSAP No. 40, Real Estate Investments (“SSAP No. 40”). In accordance with SSAP No. 40, the Company carries its properties held for the production of income at cost less accumulated depreciation and encumbrances. During the years ended December 31, 2025 and 2024, the Company did not recognize any impairment loss on real estate investments and did not sell or classify any real estate investments as held for sale. The Company has not experienced changes to a plan of sale for any of its real estate investments, does not engage in retail land sale operations, and does not hold any real estate investments with participating mortgage loan features.

Receivable/Payable for Securities

The Company has entered into agreements to purchase or sell certain securities as of December 31, 2025 and 2024 that have not yet settled and are recorded as a receivable or payable at the purchase or sale price with gains or losses on sales recorded in the Company’s Statements of Operations.

Other Invested Assets

Other invested assets are primarily comprised of limited partnerships, limited liability companies, collateral loans, surplus and capital notes, non-rated residual equity tranches, residential reverse mortgages, debt securities that do not qualify as bonds under SSAP No. 26, and investments in tax credit structures. Investments in limited partnerships and limited liability companies are stated based on the underlying audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”). The Company’s share of undistributed earnings and losses of the investee are included in unrealized gains and losses of the Company. Distributions received from the investee are recognized in investment income when declared to the extent that they are not in excess of undistributed accumulated earnings attributable to the investee. Distributions declared in excess of undistributed accumulated earnings attributable to the investee reduce the carrying amount of the investments. Collateral loans are carried at unpaid principal balance. Surplus and capital notes with an NAIC designation of 1 or 2 are carried at amortized cost, while surplus and capital notes with an NAIC designation of 3 to 6 are carried at lower of amortized cost or fair value. Reverse mortgages are valued in accordance with the SSAP No. 39, Reverse Mortgages, which allows the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using the effective yield method based on the contractual interest rate and anticipated repayment of the mortgage. Debt securities that do not qualify as bonds under SSAP No. 26 are valued at the lower of amortized cost or fair value with changes in measurement being recorded as unrealized gains or losses.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

A summary of the Company’s collateral loans by qualifying investment collateral as of December 31, 2025 and 2024 is as follows:

	December 31, 2025			December 31, 2024
Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted	Aggregate Collateral Loan	Admitted	Nonadmitted
ICO	$509,702	$509,702	$—	$575,852	$575,852	$—
Joint ventures, partnerships, LLC	35,000	35,000	—	45,000	45,000	—

Total	$544,702	$544,702	$—	$620,852	$620,852	$—

The Company invests in tax equity investments, including renewable energy partnerships. These tax equity investments are reported as other invested assets and derive a source of investment return in the form of income tax credits or other tax incentives. Investments in tax credit structures are accounted for in accordance with SSAP No. 93, Investments in tax credit structures. Total tax credits and other tax benefits recognized were $9,100, $0, and $0 for the years ended December 31, 2025, 2024, and 2023, respectively. Total investments in tax credit structures were $55,940 and $2,263 at December 31, 2025 and 2024, respectively. The amount of investment amortization and non-income tax related activity recognized within net investment income and other returns allocated outside of income tax expense was $9,100, $0, and $0 for the years ended December 31, 2025, 2024, and 2023, respectively. The Company had no investments in tax credit structures subject to any regulatory reviews as of December 31, 2025 and 2024. The Company did not record impairments on its investments in tax credit structures during 2025 or 2024. A summary of tax credits expected to be generated is as follows:

Year Ending December 31,	Transferable	Non-Transferable
2026	$91,750	$—
2027	107,300	—
2028	—	—
2029	—	—
2030	—	—
Thereafter	—	—

Total	$199,050	$—

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value, unless the investment’s NAIC designation is 6, in which case the asset is carried at the lower of amortized cost or market. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2, Cash, Cash Equivalents, Drafts and Short-Term Investments, include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Contract Loans

Contract loans are accounted for in accordance with SSAP No. 49, Policy Loans, and are carried at the amount of unpaid principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps, and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives.

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies.

Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain FIAs. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through the Company’s wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus. Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

The Company presents cash flows and the related gains and losses associated with derivative instruments as miscellaneous proceeds or applications within net cash used in investing activities on the Statutory Statements of Cash Flows.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Repurchase Agreements and Reverse Repurchase Agreements

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements in accordance with SSAP No. 103, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 103”). Repurchase agreements are accounted for as short-term borrowings and reported as term repo lending payable within liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for reverse repurchase agreements in accordance with SSAP No. 103. The amount paid for securities under the reverse repurchase agreements is accounted for as short-term investments.

Net Investment Income and Accrued Investment Income

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets, and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

Investment Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification method. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, common and preferred stocks, and other investments that have experienced a decline in fair value that management considers to be “other-than-temporary.” In determining whether impairments are other-than-temporary, management considers the size of the excess of carrying value over fair value, the likelihood and expected timing of a recovery in value, the credit quality and financial condition of the issuer, management’s intent to sell when a decline is due to interest rates, and management’s intent and ability to hold the investment until maturity or a recovery in the investment’s fair value.

For asset-backed securities, the determination of OTTI is based on an estimate of the non-interest loss, which is recognized in the net realized capital losses in the Statutory Statements of Operations. To the extent the Company determines that a non-structured security, corporate bond, common stock, preferred stock, other invested asset, or mortgage loan is deemed to be other-than-temporarily impaired, the difference between the cost of the security and fair value is recorded as a realized loss and the carrying amount of the investment is written down to its estimated fair value through realized capital losses. In accordance with SSAP No. 43, securities with OTTI are required to be written down to fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted future expected cash flows of the security discounted at the security’s original effective interest rate. Realized capital gains and losses as reported in the Statutory Statements of Operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Unrealized capital gains and losses include changes in the fair value of common stocks, interest rate swaps, currency swaps, currency forwards, certain bonds and preferred stocks, certain debt securities not classified as bonds, and change in the equity method share of the accumulated earnings of limited liability companies and partnerships and are reported net of any related changes in deferred taxes. Changes in unrealized capital gains and losses are reported in the Statutory Statements of Changes in Capital and Surplus.

Nonadmitted Assets

Under NAIC SAP, certain assets are designated as nonadmitted assets (e.g., affiliated common stocks of entities that are not audited, electronic data processing equipment, furniture and equipment, and a portion of accrued investment income). The Company had $51,667 and $44,757 in nonadmitted assets as of December 31, 2025 and 2024, respectively.

Policy Reserves and Liabilities for Deposit-Type Contracts

Policy reserves and liabilities consist of deposit-type contracts and life and annuity policy reserves.

Life and Annuity Policy Reserves

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions. Annuity reserves are calculated in accordance with the Commissioner’s Annuity Reserve Valuation Method and Actuarial Guidelines 33 and 35, as applicable.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

Deposit-Type Contracts

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

Contract Claims

The liability for policy and contract claims is based upon the estimated ultimate cost of settling the claims, using past experience adjusted for current trends, and any other factors that modify past experience.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Asset Valuation Reserve and Interest Maintenance Reserve

The Company is required to maintain an IMR and AVR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold. Revisions to INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve were adopted with an effective date of August 13, 2023 to provide limited-time exception guidance to SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instruction for the reporting of net negative (disallowed) IMR. The revisions allow an insurer to admit negative IMR up to 10% of adjusted capital and surplus when its Risk-Based Capital (“RBC”) is greater than 300% after adjustment to remove admitted positive goodwill, electronic data processing equipment and operating system software, deferred tax assets (“DTAs”), and admitted IMR. Further revisions were adopted with an effective date of August 11, 2025 to provide further clarification on this guidance, as well as add an additional requirement that admitted negative IMR should not exceed 10% of unadjusted capital and surplus as of the end of the reporting period. As a result of these revisions, the Company reported $240,474 and $169,590 of admitted negative IMR within the Statutory Statement of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2025 and 2024, respectively. The Company also recognized $0 and $8,709 of negative IMR as an asset within the Company’s non-insulated Separate Account as of December 31, 2025 and 2024, respectively.

The Company’s calculated adjusted capital and surplus for purposes of determining negative IMR allowed to be admitted using information from the Company’s most recently filed statement with the Department was $2,748,634 and $2,263,012 as of December 31, 2025 and 2024, respectively. The General Account admitted negative IMR represented 8.7% and 7.5% of the Company’s General Account adjusted capital and surplus as of December 31, 2025 and 2024, respectively. The Separate Account negative IMR recognized as an asset represented 0.0% and 0.4% of the Company’s General Account adjusted capital and surplus as of December 31, 2025 and 2024, respectively. The General Account admitted negative IMR represented 6.3% and 5.9% of the Company’s General Account unadjusted capital and surplus as of December 31, 2025 and 2024, respectively. The Separate Account admitted negative IMR represented 0.0% and 0.3% of the Company’s General Account unadjusted capital and surplus as of December 31, 2025 and 2024, respectively.

Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies. There were no temporary and transitory timing issues or events that caused IMR losses to not be reflective of reinvestment activities. Asset sales generating negative IMR were not compelled by liquidity pressures. The Company had derivative activity included in IMR as follows:

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	2025		2024
	Gains	Losses	Gains	Losses
General Account:
Unamortized fair value derivative gains & losses realized to IMR - prior period	$—	$52,455	$—	$57,564
Fair value derivative gains & losses realized to IMR - added in current period	—	20,891	—	—
Fair value derivative gains & losses amortized over current period	—	7,546	—	5,108
Unamortized fair value derivative gains & losses realized to IMR - current period total	—	65,800	—	52,456
Separate Account - Non-Insulated:
Unamortized fair value derivative gains & losses realized to IMR - prior period	$—	$—	$—	$23,875
Fair value derivative gains & losses realized to IMR - added in current period	—	—	—	—
Fair value derivative gains & losses amortized over current period	—	—	—	2,984
Unamortized fair value derivative gains & losses realized to IMR - current period total	—	—	—	20,891

The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the Statutory Statements of Changes in Capital and Surplus.

Income Taxes

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, DTAs, net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. DTAs and DTLs are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross DTAs are first reduced by a statutory valuation allowance, if deemed appropriate.

The Company then determines the admissibility of the remaining net DTAs, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

Reinsurance

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Amounts recoverable and payable under reinsurance agreements include amounts recoverable or due related to net settlements with assumed, ceded, and retroceded activity.

The following accounting applies to coinsurance arrangements with funds withheld:

Ceding Entity

Premiums paid or payable to the reinsurer reduce premium income. Policy benefit payments paid by the reinsurer reduce reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations as they are incurred. A net reduction to policy reserves is taken for the portion of the obligation assumed by the reinsurer. Any funds withheld by the ceding entity are recorded as a separate liability.

Assuming Entity

Premiums received or receivable by the reinsurer increase premium income. Policy benefit payments paid by the reinsurer increase the reported policy benefits. Expense allowances paid by the reinsurer are reported separately in the Statutory Statements of Operations when payable. The reinsurer records its share of the statutory policy reserves attributable to the business identified in the reinsurance agreement. Any funds withheld by the ceding entity are recorded as a separate asset by the assuming entity. Non-IMR gains and losses are recorded through net investment income by the assuming entity.

Borrowed Money

At December 31, 2024, the Company had a short-term advance from the Federal Home Loan Bank of Indianapolis (“the FHLB”). The outstanding balance was accounted for in accordance with SSAP No. 15, Debt and Holding Company Obligations, and classified as Borrowed money on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. During 2025, the short-term advance matured and was repaid by the Company.

Separate Accounts

The assets and liabilities of the separate accounts shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus are reported at fair value or, if there is no readily available market, in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract holders.

Premiums and Annuity Considerations

Annuity considerations are recognized as revenue when received. Premiums for traditional life insurance products are recognized as revenue when due and are recognized over the premium-paying period of the related policies. Considerations for deposit-type contracts, which do not have any life contingencies, are recorded directly to the related liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Assets Transferred on Coinsurance

Effective December 31, 2023, the Company entered into a reinsurance agreement with its wholly owned subsidiary, Delaware Life and Annuity Company (“DLAC”), to cede a block of multi-year guaranteed annuity (“MYGA”) contracts on a coinsurance basis. Effective December 1, 2024, the Company amended and restated its coinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), a former affiliate, which, in part, resulted in additional corporate-owned life insurance (“COLI”) policies being ceded by the Company. Refer to Note 10 for additional information on these agreements.

The assets transferred by the Company under these agreements were recorded as a reduction to income in the Statutory Statements of Operations.

Commissions and Expense Allowances

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions.

Expense (Income) Under Hedging Program With Affiliate

In accordance with the terms of the Hedging Program Agreement between the Company and DLIH 2016-1, the Company pays a service fee that is settled in conjunction with a liability option impact.

Settlements related to this agreement are recorded as an increase or decrease to expenses in the Statutory Statements of Operations.

New and Adopted Accounting Pronouncements

Effective January 1, 2025, the Company adopted revisions to SSAP No. 26 and SSAP No. 43 which modified the definition of a bond in order to incorporate principle-based bond concepts. Under the new revisions, the definition of a bond requires a security structure, representing a creditor relationship, to be considered an ICO or an ABS. As part of the adoption of these revisions, any security that no longer met the definition of a bond was reclassified to other invested assets or preferred stocks and accounted for under SSAP No. 21, Other Admitted Assets, or SSAP No. 32, respectively. These revisions were required to be adopted prospectively, with new disclosure requirements resulting from this adoption reflected in the Company’s current year disclosures. Disclosures relating to prior period information are not reflective of this prospective accounting change. The impact of the revisions to the Company were as follows:

Aggregate book adjusted carrying value for all securities reclassified out of bonds	$633,420
Aggregate book adjusted carrying value after transition for all securities reclassified out of bonds that resulted with a change in measurement basis (a)	435,683
Aggregate surplus impact for securities reclassified out of bonds	(17,224)

(a)

The book adjusted carrying value after transition for all securities that moved from an amortized cost to a fair value measurement method under the lower of amortized cost or fair value approach was $269,763.

Correction of Errors

The Company accounts for the correction of errors in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

As discussed above, an internal investigation identified errors related to the Company’s 2024 note disclosures of related-party investments. Specifically, certain private credit investments have been determined to be predominantly contingent on the performance of related parties, which has resulted in the restatement of certain prior year disclosures to reflect additional related-party investments that were omitted from Note 3, Note 4, and Note 14 of the Company’s previously issued financial statements. Following the Company’s review of related-party disclosures, general account related-party investments as of December 31, 2024, excluding investments in subsidiaries, increased from $2,261,658 to $11,558,601.

The Company discovered an error related to an incorrect assumption, which impacted the calculation of certain reserves supporting variable annuities. The error resulted in aggregate reserves for life policies being overstated in prior periods. This error has been adjusted and recorded in 2024, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $14,637.

The Company discovered an error related to the application of cash on certain investment transactions. The error resulted in receivables for securities being understated in prior periods. This error has been adjusted and recorded in 2024, net of tax, in the Statutory Statements of Capital and Surplus in the amount of $10,002.

3.	Related Party Transactions

Investments in and Involving Affiliates and Other Related Parties

Certain prior period balances within this section have been restated to reflect additional related-party investments that were omitted from the Company’s previously issued financial statements.

The Company has transactions with and involving affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 2 unless otherwise noted below.

Direct Investments in Affiliates and Other Related Parties

At December 31, 2025 and 2024, the Company held direct investments in affiliates and other related parties, excluding investments in subsidiaries, as follows:

	Carrying Value December 31,
	2025	2024 (Restated)
Short-Term Investments	$476,454	$1,160,373
Bonds	83,717	76,675
Preferred Stocks	246,201	246,274
Mortgage Loans	7,669	7,669
Other Invested Assets (a)	57,073	61,741

Total	$871,114	$1,552,732

(a)	The totals for other invested assets includes a $16,741 non-admitted investment in 2025 and 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

As of December 31, 2024, the Company held a short-term investment of $282,041 relating to amounts borrowed by Clear Spring Health Insurance Company (“CSHIC”), an affiliate, in the form of a demand promissory note. During 2025, CSHIC borrowed an additional $414,211 from the Company and made repayments of $581,251. As of December 31, 2025, the Company holds a short-term investment of $115,000, which reflects the outstanding balance of the demand promissory note.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255,000. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2025 and 2024, the carrying value of the Preferred Units was $246,201 and $246,274, respectively.

During 2025, the Company sold securities with a total book value of $319,579 and accrued interest of $3,022 to GLIC at fair market value. The Company received cash of $324,212 and recognized a loss of $1,611 on the sale. Additionally, the Company purchased securities with a total book value of $3,665 and accrued interest of $68 from GLIC at fair market value. The Company paid cash of $3,712. During 2024, the Company purchased securities with a book value of $813 from GLIC at fair market value. The Company paid cash of $798 for these purchases. Additionally, during 2024, the Company sold securities with a book value of $172,896 to GLIC at fair market value. The Company received cash proceeds of $172,896 and recognized no gain or loss on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and GLIC’s established asset pricing methodologies.

During 2025, the Company purchased securities with a total book value of $343,412 and accrued interest of $33,559 from CSLAC at fair market value. The Company paid cash of $374,750 for the acquisitions. Additionally, the Company sold securities with a book value of $5,990 and no accrued interest to CSLAC at fair market value. The Company received cash of $5,990 for the bond sold and recognized no gain or loss on the sale. During 2024, the Company purchased securities with a book value of $232,753 and accrued interest of $2,390 from CSLAC at fair market value. The Company paid cash of $235,143 for these purchases. Additionally, during 2024, the Company sold one security with a book value of $24,936 and no accrued interest to CSLAC at fair market value. The Company received cash proceeds of $24,936 and recognized no gain or loss on the sale. During 2023, the Company purchased securities with a book value of $313,574 and accrued interest of $2,751 from CSLAC at fair market value. The Company paid cash of $315,884 for these purchases. Additionally, during 2023, the Company sold securities with a book value of $95,557 and accrued interest of $504 to CSLAC at fair market value. The Company received cash proceeds of $92,314 and recognized a loss of $3,747 on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSLAC’s established asset pricing methodologies.

During 2024, the Company purchased securities with a book value of $176,273 and accrued interest of $749 from Barbco at fair market value. The Company paid cash of $177,022 for these purchases. The fair value of the assets acquired was determined in accordance with the Company’s and Barbco’s established asset pricing methodologies.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Investments that are Predominantly Contingent on the Performance of Affiliates

The Company has private credit investments with certain counterparties in which the investment return is predominantly contingent on the performance of affiliates. As of December 31, 2025 and 2024, the carrying value of these investments was as follows:

	Carrying Value December 31,
	2025	2024 (Restated)
Short-Term Investments	$3,242,905	$2,146,225
Bonds	12,619,338	6,804,448
Other Invested Assets	509,702	575,852

Total	$16,371,945	$9,526,525

During the years ended December 31, 2024 and December 31, 2025, the Company purchased and subsequently sold short-term investments with affiliated entities. Interest income from these investments was not material.

Additionally, the Company holds investments made to certain counterparties in which the proceeds from such investments were used to purchase separate account funding agreements (“SAFAs”). Repayment of these investments is based on assets supporting the SAFAs, which are predominantly contingent on the performance of affiliates. As of December 31, 2025 and 2024, the carrying value of these investments was $308,269 and $189,869 (restated), respectively.

Additionally, the Company holds investments in trust notes in which the proceeds from such investments were used to purchase general account funding agreements and a pool of private-credit assets, which are predominantly contingent on the performance of affiliates. As of December 31, 2025 and 2024, the carrying value of these investments was $326,225 and $289,475 (restated), respectively.

Investments Involving a Related-Party Asset Manager

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $2,566,570 and $2,159,594 of total investments for the Company as of December 31, 2025 and 2024, respectively. GPIM managed $4,105 and $2,404 (restated) of the Company’s affiliated investments as of December 31, 2025 and 2024, respectively, which are included within the disclosures in the “Direct Investments in Affiliates and Other Related Parties” section of this footnote.

Investments in Subsidiaries

The Company’s investment in subsidiaries is comprised of the Company’s investments in DL Reinsurance Company (“DLRC”), DLAC, and Clarendon Insurance Agency, Inc (“Clarendon”), Clear Spring PC Holdings, LLC (“CSPCH”), Ellendale Insurance Agency, LLC (“Ellendale”), DLIH 2016-1; and DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2025, Delaware Life Reinsurance (U.S.) Corp. (“DLOK”), a wholly-owned subsidiary of the Company, was dissolved. As a result, DLOK transferred all of its remaining assets and liabilities to the Company, and the Company realized a loss of $1,980 on its investment in DLOK. As of December 31, 2024, the Company’s investment in DLOK was fully nonadmitted. During 2023, the Company sold its former wholly-owned subsidiary, Delaware Life Insurance Company of New York, to Nassau Financial Group, L.P. The cash proceeds of the sale were $184,859 and the Company’s surplus increased by $18,525 as a result of the sale due to a $28,081 realized gain partially offset by the reversal of cumulative unrealized gains of $9,556.

The Company’s investments in subsidiaries reflected in common stock as of December 31, 2025 and 2024 were as follows:

	Carrying Value December 31,
Entity	2025	2024
Clarendon	$1,495	$1,500
DLRC	4,760	4,385
DLAC	29,586	26,686

Total	$35,841	$32,571

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: CSPCH; Ellendale; DLIH 2016-1; and DLIH 2016-2. The Company’s share of losses of one such entity, Ellendale, exceeds the investment value. Therefore, in accordance with SSAP No. 48, the Company has ceased equity method accounting and nonadmitted this investment.

The Company’s investments in subsidiaries reflected in other invested assets as of December 31, 2025 and 2024 were as follows:

	Carrying Value December 31,
Entity	2025	2024
DLIH 2016-1	$112,833	$220,084
DLIH 2016-2	39,676	49,858
CSPCH	185,186	232,001

Total	$337,695	$501,943

During 2025 and 2024, the Company made the following capital contributions to subsidiaries:

Entity	2025	2024
DLIH 2016-2	$—	$7,434
DLAC	—	7,000
Clarendon	—	50
CSPCH	100,000	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2025, the Company purchased securities with a total book value of $13,244 and accrued interest of $13 from DLAC at fair market value. The Company paid cash of $13,203. During 2024, the Company sold securities with a book value of $16,266 to DLAC at fair market value. The Company received cash proceeds of $16,266 and recognized no gain or loss on the sale. The fair value of the assets acquired and sold was determined in accordance with the Company’s and DLAC’s established asset pricing methodologies.

During 2025, the Company sold securities with a total book value of $25,853, to DLIH 2016-2, at fair market value. The Company received cash of $31,773 and recognized a gain of $5,920 on the sale. Additionally, the Company purchased one security with a total book value of $4,783 at fair market value. The Company paid cash of $4,783. The fair value of the assets acquired and sold was determined in accordance with the Company’s and DLIH 2016-2’s established asset pricing methodologies.

During 2025, the Company sold securities with a total book value of $56,403 and accrued interest of $140 to Clear Spring Property and Casualty Company (“CSP&C”), at fair market value. The Company received cash of $56,581 and recognized a gain of $39 on the sale. Additionally, the Company purchased securities with a total book value of $8,417 and accrued interest of $37 at fair market value. The Company paid cash of $8,590. The fair value of the assets acquired and sold was determined in accordance with the Company’s and CSP&C’s established asset pricing methodologies.

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”) is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company (“CSCIC”), formerly known as Lackawanna Casualty Company, a workers’ compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company (“CSAIC”), formerly known as Lackawanna American Insurance Company, and Clear Spring National Insurance Company (“CSNIC”), formerly known as Lackawanna National Insurance Company. On December 30, 2021, the Company contributed its direct investment in CSCIC to CSPCH at the statutory value of CSCIC. CSPCH subsequently contributed CSCIC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for CSCIC is reflected in the Company’s book value of CSPCH as of December 31, 2025, in addition to the goodwill noted above.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2025 was $21,777, representing 11.8% of the total book value, and is inclusive of $474 of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
CSCIC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$19,877	$6,116	$185,186	10.7%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$1,426	$1,426	$185,186	0.8%

*	Unamortized goodwill from the Company’s statutory purchase of CSCIC is shown in the table above as a percentage of the book value of CSPCH.

Capital Transactions

Refer to Note 17 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2025, 2024, and 2023, the Company recognized the following dividends and distributions from subsidiaries:

Date	Entity	Amount	Form	Asset Description
December 30, 2025	DLIH 2016-2	$20,000	Dividend	Cash
June 26, 2025	DLIH 2016-1	$150,000	Return of capital	Cash
December 22, 2023	DLIH 2016-1	$75,000	Return of capital	Cash

In addition to the above distributions, on December 31, 2025, the Company received a $15,648 distribution from DLIH 2015-1, in cash. On December 31, 2024, and December 30, 2023 the Company accrued $15,735, and $15,604, respectively, of preferred dividends from DLIH 2015-1. The 2024 and 2023 accrued distributions were subsequently received in cash by the Company on January 2, 2025 and January 5, 2024, respectively.

Debt and Surplus Note Transactions

The Company entered into a $10,000 bilateral loan agreement with its affiliate, Group 1001 IP Solutions, LLC (“Group 1001 IP”) on September 27, 2023 with interest at SOFR plus 1.21%. The repayment of principal and interest is due on demand. In December 2025, Group 1001 IP made a $10,000 draw relating to this agreement and made repayments of $7,395. As of December 31, 2025 and 2024, the Company had a receivable of $2,605 and $0, respectively, from Group 1001 IP under this agreement.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company entered into a $200,000 bilateral loan agreement with its affiliate, CSLAC, dated June 1, 2022. The repayment of principal and interest is due on demand. During 2025, CSLAC borrowed $88,000 under the agreement, and repaid the full amount borrowed. During 2024, the Company borrowed $100,000 under the agreement, and repaid the full amount borrowed. In November 2024, CSLAC made a draw relating to this agreement totaling $100,000, and fully repaid the amount borrowed within the same month. The Company had $0 due to or from CSLAC under the bilateral loan agreement as of December 31, 2025 and 2024.

The Company entered into a $100,000 bilateral loan agreement with DLIH 2016-1 dated March 31, 2021. In 2025, the bilateral loan agreement was increased to $400,000. The repayment of principal and interest is due on demand. During 2025, the Company made draws relating to this agreement totaling $180,000 and made repayments of $268,000 to DLIH 2016-1, fully repaying the amount borrowed. The Company had $0 and $88,000 due to DLIH 2016-1 recorded within payable to parent, subsidiaries, and affiliates on its Balance Sheets as of December 31, 2025 and 2024, respectively, under this agreement. Also during 2025, DLIH 2016-1 made draws relating to this agreement totaling $298,000 and made repayments of $298,000. The Company had $0 due from DLIH 2016-1 as of December 31, 2025 and 2024, under this agreement.

The Company entered into a $18,000 bilateral loan agreement with CSP&C dated September 14, 2022. This agreement was amended on April 24, 2024 to include CSCIC, CSAIC, and CSNIC (together with CSP&C, the “P&C Companies”), as participants in the agreement. As a result of this amendment, the maximum principal amount permitted to be borrowed under the agreement was amended to be the lesser of 3% of each of the P&C Companies’ admitted assets or 25% of each of the P&C Companies’ total capital and surplus as of December 31 of the preceding year. In March 2025, CSP&C made a draw of $19,933. In September 2025, CSP&C repaid $10,000 of the amount borrowed. In October, 2025, CSP&C made a draw of $10,000, and in December 2025, CSP&C fully repaid the total outstanding balance borrowed. In December 2024, CSP&C made a draw of $19,754 and subsequently repaid the balance in full. As of December 31, 2025 and 2024, the Company had a no receivables related to this agreement.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2025, 2024 and 2023:

The Company has an administrative services agreement with Clarendon pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a distributor and principal underwriter agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as distributor and principal underwriter for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with Group 1001, Inc. as the common parent of an affiliated group of companies as described in Note 16.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”), pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology, and other operational support functions. Gross amounts allocated under this agreement amounted to $122,581, $118,791, and $81,905 for the years ended December 31, 2025, 2024, and 2023, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”). On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. Pursuant to the Second Amended Agreement, the Company makes heaped commission payments to DLM. These heaped commission payments are expensed as incurred. At least annually, and in accordance with the Second Amended Agreement, the Company reviews the agreement for compliance with agreed-upon limits. As a result of this analysis, commission expense was reduced by $166,418, $132,275, and $130,835, for December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025, 2024, and 2023, DLM owed $166,418, $9,621, and $130,835, respectively, to the Company. Under the Second Amended Agreement, the Company incurred commission expenses, net of refunds, of $466,552, $144,385, and $57,832 for the years ended December 31, 2025, 2024, and 2023 respectively.

Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonuses, and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60,000 each year for the years ended December 31, 2025, 2024, and 2023. Other fees paid for services by the Company to DLM totaled $36,237, $29,359, and $25,568 for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), whereby IMS provides personnel, facilities, systems, and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30,000 each year for the years ended December 31, 2025, 2024, and 2023. As of December 31, 2025 and 2024, the Company had a payable to IMS of $7,500.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

Effective October 1, 2023, the Company entered into a second Hedging Program Agreement with DLIH 2016-1. Under this agreement, the Company pays DLIH 2016-1 a service fee that is settled in conjunction with a liability option impact (“LOI”). A summary of the activity related to this agreement for years December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
January 1, beginning receivable (payable)	$(27,943)	$49,423	$—
Cash paid (received) in settlement of prior year receivable or payable	27,943	(49,423)	—
Income resulting from net impact of service fees and LOI	130,598	102,082	49,423
Cash paid in settlement of current year invoices	82,271	60,115	—
Cash received in settlement of current year invoices	(216,442)	(190,140)	—

December 31, ending receivable (payable)	$(3,573)	$(27,943)	$49,423

Effective January 1, 2022, the Company entered into a licensing agreement with Group 1001 IP to support the administration of information technology assets and vendor relationships of the Company. Expenses incurred under this agreement were $64,168, $54,682, and $38,302 for the years ended December 31, 2025, 2024, and 2023, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company had $172,458 and $23,798 due from affiliates, $41,653 and $1,433 due to affiliates, and $1,053 and $1,015 included in general expenses due or accrued to other related parties as of December 31, 2025 and 2024, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 10 for disclosures related to these agreements.

Guarantees and Commitments

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300,000. There was no liability accrued for this guaranty at December 31, 2025 and 2024.

In 2022, an affiliate, PSA Realty Company (“PSA”), entered into a lease agreement for office space in Waltham, Massachusetts with a termination date of March 31, 2030, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $2,560 as of December 31, 2025.

In 2020, the Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225,000 as part of its investment program. On October 8, 2024, the SG Facility was amended and restated to increase the maximum borrowing amount to $350,000. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2025 and 2024, DLIH 2016-2 had borrowed $230,630, under the SG Facility.

Effective December 10, 2024, the Company guarantees certain of CSHIC’s obligations to Bank of America, N.A. (“BANA”) in connection with a 2024 receivables purchase transaction entered into between CSHIC and BANA related to receivables owing to CSHIC by the Centers for Medicare & Medicaid Services. The obligations of the Company are limited to the outstanding obligations of CSHIC to BANA, which totaled $166,424 as of December 31, 2025. There was no liability accrued for this guaranty at December 31, 2025 or 2024.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. Effective November 14, 2024, the RPA was terminated.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company and Group 1001 Finance, LLC (“Group 1001 Finance”) are co-borrowers under a short-term money market facility (the “STMM Facility”) with Société Générale, acting through its New York Branch (“SocGen”), date August 23, 2022. Group 1001 Finance, as borrower, has authority to borrow up to $350,000 to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the STMM Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the STMM Facility.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantees provided by the Company. This agreement remains in effect after the sale of CSHH to DLSH.

In April 2025, the Company’s board of directors extended the Company’s commitment to contribute capital to CSP&C in an amount necessary to keep CSP&C’s Authorized Control Level Risk-Based Capital Ratio from falling below 325% for all reporting periods through December 31, 2028.

To support DLAC’s licensure in several states, the Company has entered into various capital maintenance agreements, capital support commitments, and an unconditional financial guaranty. These various agreements would require the Company to provide DLAC with necessary capital in the event that the DLAC’s capital or RBC metrics fall below agreed upon levels. The Company has not been required to contribute additional capital to DLAC as a result of any of these agreements and commitments.

4.	Bonds and Equity Investments

Certain prior period balances within this note have been restated to reflect additional related-party investments designated as affiliated that were omitted from the Company’s previously issued financial statements.

The carrying value and fair value of investments in bonds and equity securities as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds:
ICO:
U.S. Government Obligations	$570,985	$952	$(4,808)	$567,129
Other U.S. Government Obligations	127,788	255	(22,899)	105,144
Non-U.S. Sovereign Jurisdiction Securities	53,981	1,144	(3,366)	51,759
Municipal Bonds – General Obligations (Direct & Guaranteed)	20,376	123	(3,760)	16,739
Municipal Bonds – Special Revenue	59,894	634	(9,597)	50,931
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	125,339	2,994	(5,477)	122,856
Corporate Bonds (Unaffiliated)	6,709,803	34,760	(462,426)	6,282,137
Corporate Bonds (Affiliated)	12,945,302	5,132	(520,971)	12,429,464
Single Entity Backed Obligations (Unaffiliated)	110,423	790	(3,623)	107,590
SVO-Identified Bond Exchange Traded Funds – Systematic Value	1,781	—	(149)	1,632

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITS (Unaffiliated)	232,850	843	(1,350)	232,343
Bank Loans – Issued (Unaffiliated)	143,218	369	(2,443)	141,144
Bank Loans – Acquired (Unaffiliated)	35,742	301	(938)	35,105
Mortgages Loans that Qualify as SVO-Identified Credit Tenant Loans (Unaffiliated)	11,200	—	(1,602)	9,598

Total ICO	21,148,682	48,297	(1,043,409)	20,153,570
ABS:
Agency RMBS – Guaranteed	590,338	3,554	(356)	593,536
Agency CMBS – Guaranteed	128,215	24	(11,665)	116,574
Agency RMBS – Not/Partially Guaranteed	796,594	8,258	(6,175)	798,677
Agency CMBS – Not/Partially Guaranteed	234,711	4,827	(19,640)	219,898
Non-Agency RMBS (Unaffiliated)	1,796,453	15,993	(8,264)	1,804,182
Non-Agency CMBS (Unaffiliated)	277,658	2,525	(10,126)	270,058
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	3,135,825	13,903	(17,469)	3,132,259
Other Financial ABS – Self-Liquidating (Unaffiliated)	1,946,432	10,062	(12,926)	1,943,567
Other Financial ABS – Self-Liquidating (Affiliated)	392,246	2,565	(29,786)	365,025
Equity Backed Securities (Unaffiliated)	70,334	122	(2,105)	68,351
Other Financial ABS – Not Self-Liquidating (Unaffiliated)	62,108	—	(880)	61,228
Lease-Backed Securities – Practical Expedient (Unaffiliated)	54,265	564	(1,075)	53,754
Lease-Backed Securities – Full Analysis (Unaffiliated)	678,018	5,924	(6,098)	677,844
Other Non-Financial ABS – Full Analysis (Unaffiliated)	277,834	3,189	(2,492)	278,531

Total ABS	10,441,030	71,511	(129,057)	10,383,484

Total Bonds	$31,589,712	$119,808	$(1,172,466)	$30,537,054

Preferred Stocks	$799,030	$50,704	$(5,392)	$844,342

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$223,413	$3,638	$(8,070)	$218,981

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds:
U.S. Governments	$508,975	$1,191	$(13,641)	$496,525
All Other Governments	19,527	393	(2,237)	17,682
States, Territories and Possessions (Direct and Guaranteed)	114	—	(5)	109
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	31,260	14	(5,835)	25,439
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,322,160	24,671	(94,495)	1,252,336
Industrial and Miscellaneous (Unaffiliated) (Restated)	12,742,821	71,822	(612,303)	12,202,341
Hybrid Securities	186,348	198	(7,244)	179,302
Parents, Subsidiaries and Affiliates (Restated)	7,360,467	22,673	(236,144)	7,146,995
SVO Identified Exchange Traded Funds	2,216	—	(631)	1,585
Unaffiliated Bank Loans	8,596	296	—	8,892

Total Bonds	$22,182,484	$121,258	$(972,535)	$21,331,206

Preferred Stocks	$729,639	$50,201	$(3,307)	$776,533

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$167,479	$1,292	$(5,138)	$163,633

(a)	Excludes affiliated common stock with an equity method carrying value of $35,840 and $32,571 as of December 31, 2025 and 2024, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Expected maturities differ from contractual maturities for corporate bonds because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. MBS and ABS are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments. The carrying value and fair value of bonds, including those that are classified as short-term investments, other than ABS and MBS, as of December 31, 2025 by expected maturity are as follows:

	December 31, 2025
	Carrying Value	Estimated Fair Value
Due in one year or less	$1,027,926	$1,024,881
Due after one year through five years	5,525,183	5,441,578
Due after five years through ten years	7,731,266	7,488,446
Due after ten years through twenty years	4,034,886	3,707,000
Due after twenty years	2,842,305	2,504,698
SVO identified exchange traded funds	1,781	1,632

Total before mortgage and other asset-backed securities	21,163,347	20,168,235

Mortgage and other asset-backed securities	10,441,030	10,383,484

Total	$31,604,377	$30,551,719

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $14,665 and $14,665, respectively, at December 31, 2025.

Investment-grade bonds were 96.6% and 95.3% of the Company’s total bonds as of December 31, 2025 and 2024, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary Impairment

The Company recognizes and measures OTTI for ABS in accordance with SSAP No. 43. In accordance with SSAP No. 43, if the fair value of an ABS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the ABS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the ABS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process and performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was $0, $0, and $73 in OTTI recorded in 2025, 2024, and 2023 on ABS held as of December 31, 2025, 2024, and 2023, respectively, pursuant to SSAP No. 43.

If the fair value of a bond, other than those subject to SSAP No. 43, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital and Surplus date, the Company assesses whether the impairment is an OTTI. An OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to sell the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

The Company performs quarterly procedures in determining whether a security is other-than-temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment and conclude on whether there is an OTTI.

Should it be determined that a security is other-than-temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. A summary of impairments incurred by the Company for the years ended December 31, 2025, 2024, and 2023 is as follows:

	For the years ended December 31
	2025	2024	2023
Bonds (Including those subject to SSAP No. 43)	$—	$47,371	$2,217
Bonds - ICO	593	—	—
Residual equity tranches	5,132	4,944	25,110
Equity interests	4,259	—	8,250

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following tables analyze the Company’s investment positions with unrealized losses, segmented by type of security and period of continuous unrealized loss, as of December 31, 2025 and 2024:

(in Thousands except # of securities)
	2025
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
ICO:
U.S. Government Obligations	2	$188,165	$(387)	11	$119,932	$(4,421)	13	$308,097	$(4,808)
Other U.S. Government Obligations	1	4,951	(49)	57	66,773	(22,850)	58	71,724	(22,899)
Non-U.S. Sovereign Jurisdiction Securities	—	—	—	9	18,857	(3,366)	9	18,857	(3,366)
Municipal Bonds – General Obligations (Direct & Guaranteed)	1	74	(1)	36	14,098	(3,759)	37	14,172	(3,760)
Municipal Bonds – Special Revenue	7	892	(19)	69	37,258	(9,578)	76	38,150	(9,597)
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	4	1,952	(20)	36	42,651	(5,457)	40	44,603	(5,477)
Corporate Bonds (Unaffiliated)	139	851,112	(5,639)	666	3,501,238	(456,787)	807	4,352,350	(462,426)
Corporate Bonds (Affiliated)	101	6,616,090	(270,660)	69	3,093,886	(250,311)	168	9,709,976	(520,971)
Single Entity Backed Obligations (Unaffiliated)	—	—	—	30	50,789	(3,623)	30	50,789	(3,623)
SVO-Identified Bond Exchange Traded Funds – Systematic Value	—	—	—	3	1,632	(149)	3	1,632	(149)
Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITS (Unaffiliated)	4	70,990	(444)	14	12,836	(906)	18	83,826	(1,350)
Bank Loans – Issued (Unaffiliated)	13	92,474	(2,376)	2	1,107	(67)	15	93,581	(2,443)
Bank Loans – Acquired (Unaffiliated)	7	11,916	(362)	2	1,982	(576)	9	13,898	(938)
Mortgages Loans that Qualify as SVO-Identified Credit Tenant Loans (Unaffiliated)	—	—	—	2	9,598	(1,602)	2	9,598	(1,602)

Total ICO	279	$7,838,616	$(279,957)	1,006	$6,972,636	$(763,452)	1,285	$14,811,252	$(1,043,409)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

ABS:
Agency RMBS – Guaranteed	4	$52,956	$(177)	5	$6,595	$(179)	9	$59,551	$(356)
Agency CMBS – Guaranteed	15	63,534	(4,986)	9	43,680	(6,679)	24	107,214	(11,665)
Agency RMBS – Not/Partially Guaranteed	12	177,076	(990)	92	96,665	(5,185)	104	273,741	(6,175)
Agency CMBS – Not/Partially Guaranteed	3	11,519	(97)	58	157,894	(19,543)	61	169,413	(19,640)
Non-Agency RMBS (Unaffiliated)	59	519,651	(4,569)	53	70,735	(3,695)	112	590,386	(8,264)
Non-Agency CMBS (Unaffiliated)	2	4,382	(9)	58	140,590	(10,117)	60	144,972	(10,126)
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	103	726,855	(7,657)	58	342,002	(9,812)	161	1,068,857	(17,469)
Other Financial ABS – Self-Liquidating (Unaffiliated)	29	217,323	(2,230)	32	369,301	(10,696)	61	586,624	(12,926)
Other Financial ABS – Self-Liquidating (Affiliated)	—	—	—	2	107,334	(29,786)	2	107,334	(29,786)
Equity Backed Securities (Unaffiliated)	—	—	—	4	34,565	(2,105)	4	34,565	(2,105)
Other Financial ABS – Not Self-Liquidating (Unaffiliated)	3	60,523	(878)	1	705	(1)	4	61,228	(879)
Other Non-Financial ABS – Practical Expedient (Unaffiliated)	2	789	(11)	11	39,353	(1,064)	13	40,142	(1,075)
Lease-Backed Securities – Full Analysis (Unaffiliated)	7	82,997	(566)	40	71,840	(5,532)	47	154,837	(6,098)
Other Non-Financial ABS – Full Analysis (Unaffiliated)	6	124,983	(584)	17	34,067	(1,908)	23	159,050	(2,492)

Total ABS	245	$2,042,589	$(22,755)	440	$1,515,325	$(106,304)	685	$3,557,914	$(129,057)

Total Bonds	524	$9,881,204	$(302,712)	1,446	$8,487,961	$(869,756)	1,970	$18,369,166	$(1,172,466)

Preferred Stocks	2	$23,989	$(210)	5	$93,916	$(5,182)	7	$117,905	$(5,392)

Common Stocks (Unaffiliated)	—	$—	$—	4	$20,711	$(8,070)	4	$20,711	$(8,070)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

(in Thousands except # of securities)
	2024
	Less than 12 months			12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	17	$97,872	$(2,491)	19	$199,778	$(21,265)	36	$297,650	$(23,756)
All Other Governments	3	2,913	(74)	7	6,449	(2,161)	10	9,362	(2,235)
U.S. States, Territories and Possessions (Direct and Guaranteed)	—	—	—	1	109	(5)	1	109	(5)
U.S. Political Subdivisions of States, Territories and Possessions (Direct and Guaranteed)	6	7,408	(101)	40	17,696	(5,734)	46	25,104	(5,835)
U.S. Special Revenue and Special Assessment Obligations and all Non- Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	55	170,844	(2,089)	338	584,679	(82,155)	393	755,523	(84,245)
Industrial and Miscellaneous (Unaffiliated) (Restated)	552	2,580,041	(79,404)	989	3,881,947	(533,037)	1,541	6,461,988	(612,441)
Hybrid Securities	5	42,192	(665)	31	56,281	(6,579)	36	98,473	(7,244)
Parent, Subsidiaries and Affiliates (Restated)	5	215,321	(3,428)	78	3,324,500	(232,717)	83	3,539,822	(236,144)
SVO Identified Exchange Traded Funds	3	1,585	(631)	—	—	—	3	1,585	(631)

Total Bonds	646	$3,118,177	$(88,883)	1,503	$8,071,440	$(883,652)	2,149	$11,189,616	$(972,535)

Preferred Stocks	4	$5,771	$(1,841)	2	$87,042	$(1,466)	6	$92,813	$(3,307)

Common Stocks (Unaffiliated)	3	$5,930	$(64)	2	$14,972	$(5,074)	5	$20,902	$(5,138)

The unrealized losses of $1,172,466 on bonds as of December 31, 2025 were primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio was composed of 96.6% of investment-grade bonds as of December 31, 2025, which did not materially change from the 95.3% held at December 31, 2024. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2025, these investments were not considered other-than-temporarily impaired.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities is shown below:

Investment	Number of 5GI Securities		Carry Value		Aggregate Fair Value
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Bonds - ICO	20	27	$52,192	$143,665	$52,002	$144,504
Bonds - ABS	1	—	6,527	—	6,710	—
Preferred Stock	3	2	263,243	261,199	263,243	261,199

Total	24	29	$321,962	$404,864	$321,955	$405,703

5.	Mortgage Loans

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2025 and 2024:

	2025		2024

Geographic region:	Carrying value	Percentage of total	Carrying value	Percentage of total
East	$690,820	24.0%	$421,409	19.2%
Midwest	162,895	5.7%	217,563	9.9%
South	1,570,391	54.6%	1,176,082	53.6%
West	452,502	15.7%	378,914	17.3%

	$2,876,608	100.0%	$2,193,968	100.0%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following table shows the carrying value by collateral type of the Company’s mortgage loan portfolio as of December 31, 2025 and 2024:

	2025		2024

Collateral type:	Carrying value	Percentage of total	Carrying value	Percentage of total
Shopping centers	$114,345	4.0%	$10,922	0.5%
Office buildings	213,400	7.4%	145,939	6.7%
Industrial	287,462	10.0%	307,193	14.0%
Mixed use	37,530	1.3%	4,277	0.2%
Multifamily	2,043,546	71.0%	1,353,418	61.7%
Single family	28,330	1.0%	218,150	9.9%
Hotels	151,995	5.3%	154,069	7.0%

	$2,876,608	100.0%	$2,193,968	100.0%

The Company originated 37 and 21 commercial mortgage loans in 2025 and 2024, respectively, and made additional investments after acquisition each year with a total cost of new loans of $782,666 and $576,557, respectively. The Company originated 427 and 85 new residential mortgage loans in 2025 and 2024, respectively, with a total cost of $233,796 and $55,921, respectively. Minimum and maximum rates of the new loans ranged from 4.8% to 13.0% and 5.5% to 14.2% in 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2025, the loan to value ratio (“LTV”) was no more than 116.5% for commercial mortgages and no more than 92.5% for residential loans made during 2025. At the time the original loan was made during 2024, the LTV was no more than 67.8% of the property’s value for commercial mortgages, and no more than 89.9% for residential loans.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2025 and 2024. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2,460 at December 31, 2025 and 2024. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2025 and 2024, the Company individually and collectively evaluated loans with a net carrying value of $2,876,608 and $2,193,968, respectively.

As of December 31, 2025 and 2024, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 18 loans totaling $10,456 past due greater than 90 days at December 31, 2025, and there were 6 loans totaling $6,565 past due greater than 90 days at December 31, 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2025
Recorded Investment
Current	$—	$384,440	$—	$2,437,877	$26,645	$2,848,962
30 - 59 Days Past Due	—	3,608	—	—	—	3,608
60 - 89 Days Past Due	—	13,582	—	—	—	13,582
90 - 179 Days Past Due	—	3,642	—	—	—	3,642
180 + Days Past Due	—	6,814	—	—	—	6,814
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$3,642	$—	$—	$—	$3,642
Interest Accrued	—	96	—	—	—	96
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$6,814	$—	$—	$—	$6,814
Interest Accrued	—	225	—	—	—	225
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$112,547	$—	$112,547

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2024
Recorded Investment
Current	$—	$204,871	$—	$1,881,643	$54,024	$2,140,538
30 - 59 Days Past Due	—	874	—	40,151	—	41,025
60 - 89 Days Past Due	—	5,840	—	—	—	5,840
90 - 179 Days Past Due	—	6,065	—	—	—	6,065
180 + Days Past Due	—	500	—	—	—	500
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$6,065	$—	$—	$—	$6,065
Interest Accrued	—	197	—	—	—	197
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$500	$—	$—	$—	$500
Interest Accrued	—	47	—	—	—	47
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$84,199	$—	$84,199

The Company had no investments in impaired loans during 2025 or 2024.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2025 and 2024:

	2025	2024
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Direct Write-downs Charged Against The Allowances	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2025 or 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The credit quality of the Company’s mortgage loans is assessed using the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and is updated annually. The DSC is calculated by dividing net operating income by total debt service and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2025 and 2024:

	2025
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$525,691	$302,593	$161,467	$989,751
60%-69.99%	267,138	344,036	401,770	1,012,944
70%-79.99%	139,610	28,076	46,000	213,686
80% or greater	154,690	—	93,450	248,140

Total (*)	$1,087,129	$674,705	$702,687	$2,464,521

	2024
	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$264,411	$575,856	$231,900	$1,072,167
60%-69.99%	253,005	270,803	158,144	681,952
70%-79.99%	55,925	47,900	86,255	190,080
80% or greater	31,618	—	—	31,618

Total (*)	$604,959	$894,559	$476,299	$1,975,817

(*) excludes residential mortgages of $412,087 and $218,151 as of December 31, 2025 and 2024, respectively.

6.	Repurchase Agreements and Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, the Company has received United States Treasuries on occasion. In the case of United States Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

An overview of the Company’s repurchase agreements as of December 31, 2025 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (YES/NO)	Yes	Yes	Yes	Yes
Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$27,209	$27,209	$36,270	$34,718
Overnight	—	—	—	—
2 Days to 1 Week	—	283,333	—	—
> 1 Week to 1 Month	9,968	2,434	201,905	—
> 1 Month to 3 Months	17,173	327,417	322,651	412,046
> 3 Months to 1 Year	929,173	685,012	605,723	606,876
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$27,209	$36,270	$38,082	$32,350
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	9,968	206,291	—	—
> 1 Month to 3 Months	17,173	321,297	235,000	406,974
> 3 Months to 1 Year	929,173	607,281	462,710	262,967
> 1 Year	—	—	—	—

Securities “Sold” Under Repurchase - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
BACV	XXX	XXX	XXX	$1,053,640
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$1,130,182	$1,505,737	$1,337,658	$1,112,381
Ending Balance
BACV	XXX	XXX	XXX	$702,291
Nonadmitted - Subset of BACV	XXX	XXX	XXX	—
Fair Value	$1,130,182	$1,342,443	$824,744	$737,735

BACV = Book-Adjusted Carrying Value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
ICO - BACV	$—	$187,189	$184,235	$—	$—	$—	$—	$—
ICO - FV	—	193,529	193,730	—	—	—	—	—
ABS - BACV	—	330,867	—	—	—	—	—	—
ABS - FV	—	350,476	—	—	—	—	—	—
Total Assets - BACV	$—	$518,056	$184,235	$—	$—	$—	$—	$—
Total Assets - FV	$—	$544,005	$193,730	$—	$—	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	1,130,182	1,505,737	1,337,658	1,112,381
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	1,130,182	1,342,443	824,744	737,735

Cash & Non-Cash Collateral Received - Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
ICO - FV	$—	$193,529	$193,730	$—	$—	$—	$—	$—
ABS - FV	—	350,476	—	—	—	—	—	—
Total Collateral Assets - FV	$—	$544,005	$193,730	$—	$—	$—	$—	$—

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

Fair Value
Overnight and Continuous	$33,819
30 Days or Less	—
31 to 90 Days	424,208
> 90 Days	279,708

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as the collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with these transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2025 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Bilateral (Yes/No)	Yes	Yes	Yes	Yes
Tri-Party (Yes/No)	No	No	No	No

Original (Flow) & Residual Maturity:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	40,000	315,000	315,000	—
> 3 Months to 1 Year	1,341,907	1,351,721	1,351,721	1,725,859
> 1 Year	—	—	—	—
Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	127,000	—
> 1 Month to 3 Months	40,000	315,000	97,704	—
> 3 Months to 1 Year	1,341,907	1,351,721	1,251,075	1,725,859
> 1 Year	—	—	—	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Fair Value of Securities Acquired Under Repurchase—Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	$1,741,714	$2,145,425	$2,145,425	$2,213,079
Ending Balance	$1,741,714	$2,145,425	$1,913,979	$2,213,079

Securities Acquired Under Repurchase—Secured Borrowing by NAIC Designation:

	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
ICO - FV	$2,213,079	$—	$—	$—	$—	$—	$—	$—
ABS - FV	—	—	—	—	—	—	—	—
Total Assets	$2,213,079	$—	$—	$—	$—	$—	$—	$—

Collateral Pledged - Secured Borrowing:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount
Cash	$—	$—	$—	$—
Securities (FV)	1,741,714	2,145,425	2,145,425	2,213,079
Securities (BACV)	XXX	XXX	XXX	XXX
Nonadmitted	XXX	XXX	XXX	XXX
Ending Balance
Cash	$—	$—	$—	$—
Securities (FV)	1,741,714	2,145,425	1,913,979	2,213,079
Securities (BACV)	—	—	—	1,725,859
Nonadmitted	—	—	—	—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

7.	Investment Gains and Losses

Realized capital gains and losses on bonds, preferred stock, mortgages, and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of capital and surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Reported realized gains and losses for the years ended December 31, 2025, 2024, and 2023, respectively, are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
Realized gains (losses):
Bonds	$20,668	$(53,388)	$(158,598)
Preferred stocks	(76,991)	(39,236)	(7,246)
Common stocks	(2,226)	22,914	28,081
Common Stocks of Affiliates	(1,980)	—	—
Mortgage loans	(514)	547	(31)
Derivatives	(84,862)	(170,259)	(63,921)
Other invested assets	(6,308)	(1,189)	(24,778)
Cash, cash equivalents and short-term investments	—	1	(6)
Reinsurance realized gains	82,050	169,467	59,814
Realized gain on currency foreign exchange	1,036	—	—

Subtotal	(69,128)	(71,143)	(166,685)
Less capital gains tax benefit	(76)	(5,511)	(18,439)

Net realized losses	(69,052)	(65,632)	(148,246)

Less losses transferred to IMR (net of taxes)	(59,409)	(40,634)	(155,453)

Net realized gains (losses) after tax and IMR transfer	$(9,643)	$(24,998)	$7,207

Proceeds from sales of investments in bonds and stocks (excluding maturity proceeds) during 2025, 2024, and 2023 were $5,138,226, $4,455,828, and $1,584,172, respectively, including non-cash transactions of $738,124, $487,835, and $585,134, respectively. Gross gains of $55,084, $47,044, and $32,519, respectively, and gross losses of $114,278, $65,284, and $159,815 were realized on those sales during 2025, 2024, and 2023, respectively. Proceeds from prepayment penalties and/or acceleration fees in bonds reported as investment income were ($2,141), $(1,651) and $270 during 2025, 2024, and 2023, respectively, with net realized losses on those transactions of $4,201, $1,030, and $138, during 2025, 2024, and 2023, respectively.

Unrealized gains and losses and related deferred capital gains tax were as follows:

	Years Ended December 31,
	2025	2024	2023
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(2,507)	$796	$(118)
Preferred stocks (unaffiliated)	(1,914)	(1,672)	3,129
Preferred stocks (affiliated)	(73)	5,144	—
Common stocks (unaffiliated)	(651)	(1,042)	868
Common stocks (affiliated)	6,252	4,075	(6,723)
Derivatives	(39,437)	26,682	(5,718)
Other invested assets	(110,778)	27,428	55,814

Subtotal	(149,108)	61,411	47,252
Deferred capital gains tax	(3,055)	2,147	4,416

Total	$(146,053)	$59,264	$42,836

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

8.	Net Investment Income

Major categories of net investment income for the years ended December 31, 2025, 2024, and 2023, respectively, are summarized as follows:

	Years Ended December 31,
	2025	2024	2023
Income:
Bonds	$1,681,275	$1,321,414	$963,014
Preferred stocks	43,193	45,785	27,470
Common stocks	13,543	15,523	36,809
Mortgage loans	160,149	135,032	109,675
Real Estate	4,200	—	—
Contract loans	14,852	14,635	14,952
Derivative instruments	(55,025)	(95,257)	(178,156)
Other invested assets	100,845	85,771	69,754
Cash, cash equivalents and short-term investments	312,108	296,301	203,442
Other investment income	264,052	78,088	69,385

Total gross investment income	2,539,192	1,897,292	1,316,345
Interest expense on surplus notes	(30,237)	(30,237)	(30,236)
Investment expenses	(56,732)	(58,481)	(44,345)
Depreciation on real estate and other invested assets	(8,392)	—	—

Net investment income before amortization of IMR	2,443,831	1,808,574	1,241,764
Amortization of IMR	2,765	(1,792)	1,787

Net investment income	$2,446,596	$1,806,782	$1,243,551

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had investment income due and accrued excluded from surplus of $225 and $46, respectively, for the years ended December 31, 2025 and 2024.

The cumulative amount of paid-in-kind interest included in principal balances was $36,172 and $81,975 for the years ended December 31, 2025 and 2024, respectively. The Company holds investments in trust notes that allow for deferred interest. The Company recorded deferred interest of $159,580 and $114,223 during 2025 and 2024, respectively.

9.	Derivatives

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, FIA, and variable annuity products. Futures are used to hedge equity exposure included in FIAs, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Interest rate swaps, options, swaptions, and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated as an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and the RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy, or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2025 and 2024, the Company pledged $147,139 and $130,800, respectively, in U.S. Treasury securities and cash as collateral to counterparties. At December 31, 2025 and 2024, counterparties pledged to the Company $44,772 and $62,799, respectively, in collateral comprised of cash, U.S. Treasury securities, and corporate bonds.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2025
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest rate swaps	$8,303,546	$160,930	$—	$160,930
Total return swaps	55,000	384	—	384
Currency swaps	305,296	(2,195)	—	(2,195)
FX forwards	83,155	(836)	—	(836)
Equity forwards	1,033,875	(5,001)	—	(5,001)
Payor swaptions	32,200	(8,382)	135	(8,517)

Total	$9,813,072	$144,900	$135	$144,765

	Outstanding at December 31, 2024
	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest rate swaps	$7,894,096	$155,394	$—	$155,394
Total return swaps	5,000	(15)	—	(15)
Equity future forwards	890,363	28,496	—	28,496
FX forwards	69,950	2,314	—	2,314

Total	$8,859,409	$186,189	$—	$186,189

At December 31, 2025 and 2024, open futures contracts had a notional value of $1,686,571, and $1,649,589 and a fair value of ($1,212) and ($2,649), respectively. These amounts did not include the component of variation margin that had already been cash settled. The Company did not have derivative contracts with financing premiums during 2025 or 2024.

10.	Reinsurance

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2025, 2024, and 2023.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Effective January 1, 2018, the Company established a coinsurance and modified coinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) under which it cedes certain in-force variable annuity base contracts. For the years ended December 31, 2025, 2024, and 2023, premiums ceded under the agreement were $293,331, $388,744, and $273,442, respectively, and benefits ceded (including policy surrenders) were $1,191,000, $1,245,115, and $1,082,509, respectively.

Effective April 1, 2018, the Company established a coinsurance with funds withheld agreement with Hannover under which the Company cedes guaranteed lifetime withdrawal benefit risks associated with certain of the Company’s FIA contracts.

Effective April 1, 2025, the Company established a coinsurance with funds withheld agreement with Hannover Life Reassurance Company of America (Bermuda) Ltd, under which the Company cedes guaranteed lifetime withdrawal benefit risks associated with certain of the Company’s FIA contracts.

Effective July 1, 2025, the Company established a coinsurance agreement with Mitsui Sumitomo Primary Life Insurance Company, Limited (“MSPL”), under which the Company assumes certain liabilities associated with FIA and fixed annuity (“FA”) contracts issued by MSPL in Japan. Under this agreement, the Company assumes 100% of the risks related to surrender benefits, death benefits, maturity values, trail ceding commissions, and broker fees associated with the fixed portion of the FIA contracts and 50% of all risks associated with the FA contracts. For the year ended December 31, 2025, premiums and reserves assumed under this agreement were $214,099 and $216,192, respectively.

Effective October 1, 2025, the Company established a proportional indemnity coinsurance agreement with New Reinsurance Company, LTD (“New Reinsurance”) under which the Company cedes a quota share of risks associated with multi-year guaranteed annuity (“MYGA”) contracts issued by the Company from January 1, 2025 to December 31, 2025 and MYGA contracts that will be issued by the Company in the future. As a result of this agreement, the Company recorded a deferred reinsurance gain, net of current year amortization, of $148,197 within the Statutory Statements of Changes in Capital and Surplus as of December 31, 2025.

The Company has a reinsurance agreement with DLRC in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital and surplus, net investment income, and net realized capital gains (losses) are accounted for as investment (expense) on reinsurance deposit asset/liability. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment (income) expense on funds held represents amounts paid or received on hedging instruments that were ceded under the VA Treaty. Ceded realized gains and losses are reported in net realized capital gains (losses). Investment income (expense) on funds held—unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment (expense) on reinsurance deposit asset/liability represents the net gains and losses on all hedging instruments ceded under the VA Treaty.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2025, 2024, and 2023 is as follows:

	Treaty Impacts
	2025	2024	2023
Statements of Operations
Investment (Expense) on Reinsurance Deposit Asset/Liability	$(161,359)	$(246,024)	$(261,142)

Total Revenue	(161,359)	(246,024)	(261,142)
Investment Income on Funds Withheld	(52,746)	(97,179)	(193,389)

Total Policyholder Benefits and Expenses	(52,746)	(97,179)	(193,389)
Net Realized Capital Gains	82,050	169,467	59,814

Net Income (Loss)	(26,563)	20,622	(7,939)

Statements of Changes in Capital and Surplus
Investment Income (Expense) on Funds Held - Unrealized	26,563	(20,622)	7,939

Net Change in Capital and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

The Company recognized a reinsurance deposit liability of $99,982 and $16,639 with a corresponding amount receivable from DLRC reported as Other amounts receivable under affiliated reinsurance contracts at December 31, 2025 and 2024, respectively.

Until December 1, 2024, the Company had a reinsurance agreement with Barbco under which it ceded risks associated with certain of the Company’s in-force COLI and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis (the “COLI Agreement”). The Company also had a reinsurance agreement with Barbco under which it ceded mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis (the “BOLI Agreement”).

During 2024, the COLI Agreement and BOLI Agreement were both amended and restated effective December 1, 2024. The amendments to the COLI Agreement removed the funds-held structure and resulted in an additional block of in-force COLI policies with reserves totaling $78,007 being ceded by the Company. Subsequently, but also effective December 1, 2024, the Company entered into a Novation and Release Agreement by and among Barbco, Somerset Reinsurance Ltd. (“Somerset”), an unaffiliated reinsurer with reciprocal jurisdiction, and the Company, pursuant to which Barbco transferred, assigned, and novated all of its rights, title and interest of, and duties, liabilities and obligations under each of the amended and restated agreements, and Somerset accepted, assumed, and reinsured such rights, title, interests, duties, liabilities, and obligations in order to accomplish novation of the two amended and restated reinsurance agreements to Somerset. As of December 31, 2025 and 2024, the reserve credit for this block of business was $353,486 and $361,802, respectively.

Effective January 2, 2025, the Company established a reinsurance agreement with Nautilus Reinsurance Company (Barbados) Limited under which the Company cedes a block of private placement variable universal life and variable annuity policies on a modified coinsurance basis. Premiums and benefits ceded under this agreement totaled ($90) and $0, respectively, for the year ended December 31, 2025.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Effective December 31, 2023, the Company entered into a reinsurance agreement with DLAC to cede a block of MYGA contracts on a coinsurance basis. Pursuant to the agreement, the Company ceded a 10% quota share of the activity associated with the MYGAs, including initial statutory reserves totaling $118,857 at December 31, 2023, and it received a $6,700 ceding commission from DLAC. In exchange for DLAC’s assumption of the initial statutory reserves, the Company agreed to transfer assets totaling $118,857 to DLAC, which the Company recorded as a reduction to income on the Statutory Statements of Operations during 2023. The assets were subsequently transferred to DLAC during 2024. Benefits ceded under this agreement totaled $60,172 and $4,004, inclusive of surrender benefits and withdrawals for life contracts of $58,885 and $3,973, for the years ended December 31, 2025 and 2024, respectively.

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
	2025	2024	2023
Premiums and Annuity Considerations:
Direct	$11,739,653	$7,246,919	$5,803,753
Assumed - Non-affiliated	210,963	3,136	—
Ceded - Affiliated	—	(42,063)	(49,873)
Ceded - Non-affiliated	(690,232)	(427,966)	(307,555)

Net Premiums and Annuity Considerations	$11,260,384	$6,780,026	$5,446,325

Insurance and Other Individual Policy Benefits and Claims:
Direct	$1,207,515	$959,164	$949,977
Assumed - Non-affiliated	4,170	5,154	3,082
Ceded - Affiliated	(1,287)	(40,254)	(44,762)
Ceded - Non-affiliated	(397,229)	(357,583)	(350,727)

Net Policy Benefits and Claims	$813,169	$566,481	$557,570

11.	Reserves

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

As of December 31, 2025 and 2024, the Company had $4,084 and $5,095, respectively, of insurance in force, for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Premium deficiency reserves to cover the above insurance totaled $0 and $2,816 as of December 31, 2025 and 2024, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

The details for other changes in reserves for the year ended December 31, 2025 were as follows:

	2025
Item	Total	Ordinary Individual Annuities	Group Annuities
Market value adjusted (“MVA”) annuity reclassification from non-insulated separate account to general account	$213,628	$121,776	$91,852

Total change	$213,628	$121,776	$91,852

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

12.	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Liabilities

As of December 31, 2025, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2025
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$30,972,922	$—	$—	$30,972,922	87.2%
At Book Value Less Current Surrender Charge of 5% or More	1,238,988	—	22,150	1,261,138	3.6%
At Fair Value	—	—	1,634,989	1,634,989	4.6%

Total with Adjustment or at Market Value	32,211,910	—	1,657,139	33,869,049	95.4%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,416,582	—	—	1,416,582	4.0%
Not Subject to Discretionary Withdrawal	181,685	—	43,161	224,846	0.6%

Total (Gross: Direct and Assumed)	33,810,177	—	1,700,300	35,510,477	100.0%
Reinsurance Ceded	937,492	—	—	937,492

Total (Net)	$32,872,685	$—	$1,700,300	$34,572,985

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$83,674	$—	$19,717	$103,391

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Group Annuities	December 31, 2025
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$80,572	$—	$—	$80,572	1.0%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
At Fair Value	—	—	6,481,700	6,481,700	82.2%

Total with Adjustment or at Market Value	80,572	—	6,481,700	6,562,272	83.2%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	24,892	—	—	24,892	0.3%
Not Subject to Discretionary Withdrawal	152,015	1,143,857	—	1,295,872	16.4%

Total (Gross: Direct and Assumed)	257,479	1,143,857	6,481,700	7,883,036	100.0%
Reinsurance Ceded	117,677	—	—	117,677

Total (Net)	$139,802	$1,143,857	$6,481,700	$7,765,359

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2025
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	—%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
At Fair Value	—	—	354,593	354,593	5.6%

Total with Adjustment or at Market Value	—	—	354,593	354,593	5.6%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
Not Subject to Discretionary Withdrawal	5,929,905	—	—	5,929,905	94.4%

Total (Gross: Direct and Assumed)	5,929,905	—	354,593	6,284,498	100.0%
Reinsurance Ceded	1,985	—	—	1,985

Total (Net)	$5,927,920	$—	$354,593	$6,282,513

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the Company’s General Account and Separate Accounts as of December 31, 2025:

December 31, 2025
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$32,840,793
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	171,693
Exhibit 7, Deposit-Type Contracts	5,927,920

Subtotal General Account	38,940,406
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	9,282,696
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	43,161
Other contract deposit funds	354,593

Subtotal Separate Account	9,680,450

Combined Total	$48,620,856

As of December 31, 2024, the withdrawal characteristics of the Company’s individual and group annuity reserves and deposit-type contracts are summarized as follows:

Individual Annuities	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$22,779,654	$121,776	$—	$22,901,430	85.9%
At Book Value Less Current Surrender Charge of 5% or More	883,214	—	—	883,214	3.3%
At Fair Value	—	—	1,372,595	1,372,595	5.1%

Total with Adjustment or at Market Value	23,662,868	121,776	1,372,595	25,157,239	94.4%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,271,125	—	—	1,271,125	4.8%
Not Subject to Discretionary Withdrawal	188,485	—	46,437	234,922	0.9%

Total (Gross: Direct and Assumed)	25,122,478	121,776	1,419,032	26,663,286	100.0%
Reinsurance Ceded	371,053	—	—	371,053

Total (Net)	$24,751,425	$121,776	$1,419,032	$26,292,233

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$58,372	$—	$—	$58,372

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Group Annuities	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$91,852	$—	$91,852	1.3%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
At Fair Value	—	—	6,776,480	6,776,480	96.0%

Total with Adjustment or at Market Value	—	91,852	6,776,480	6,868,332	97.3%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	27,969	—	—	27,969	0.4%
Not Subject to Discretionary Withdrawal	163,499	—	—	163,499	2.3%

Total (Gross: Direct and Assumed)	191,468	91,852	6,776,480	7,059,800	100.0%
Reinsurance Ceded	78,420	—	—	78,420

Total (Net)	$113,048	$91,852	$6,776,480	$6,981,380

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

Deposit-Type Contracts (no life contingencies)	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$—	$—	$—	$—	—%
At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
At Fair Value	—	—	330,532	330,532	10.9%

Total with Adjustment or at Market Value	—	—	330,532	330,532	10.9%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
Not Subject to Discretionary Withdrawal	2,710,520	—	—	2,710,520	89.1%

Total (Gross: Direct and Assumed)	2,710,520	—	330,532	3,041,052	100.0%
Reinsurance Ceded	2,411	—	—	2,411

Total (Net)	$2,708,109	$—	$330,532	$3,038,641

Amount included at book value less surrender charge of 5% or more that will be at book value without adjustment in the next year	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the Company’s General Account and Separate Accounts as of December 31, 2024:

December 31, 2024
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$24,687,251
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	177,221
Exhibit 7, Deposit-Type Contracts	2,708,109

Subtotal General Account	27,572,581
Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	8,362,703
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	46,437
Other contract deposit funds	330,533

Subtotal Separate Account	8,739,673

Combined Total	$36,312,254

13.	Analysis of Life Actuarial Reserves by Withdrawal Characteristics

The amounts of account value, cash value, and reserve breakouts of life insurance by withdrawal characteristics for the Company’s General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2025 or 2024. The Company had no life Separate Account products with guarantees at December 31, 2025 or 2024.

	December 31, 2025
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	30,088	28,280	31,323
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	15,585	15,585	17,493
Variable Universal Life	387,218	388,805	389,596
Miscellaneous Reserves	536,966	536,612	537,604
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	XXX	XXX	168
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	6
Disability - Disabled Lives	XXX	XXX	221
Miscellaneous Reserves	XXX	XXX	2,331

Total (gross: direct + assumed)	969,857	969,282	978,742

Reinsurance Ceded	352,084	353,694	370,367

Total (net)	$617,773	$615,588	$608,375

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

December 31, 2025
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	48,830	48,830	48,830
Variable Universal Life	7,915,566	7,915,566	7,814,460
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—

Total (gross: direct + assumed)	7,964,396	7,964,396	7,863,290

Reinsurance Ceded	—	—	—

Total (net)	$7,964,396	$7,964,396	$7,863,290

Below is a reconciliation of the life reserves from the Company’s General Account and Separate Accounts as of December 31, 2025:

December 31, 2025
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$604,846
Exhibit 5, Disability - Disabled Lives Section, Total (net)	221
Exhibit 5, Miscellaneous Reserves Section, Total (net)	3,308

Subtotal General Account	608,375

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	7,863,290

Subtotal Separate Account	7,863,290

Combined Total	$8,471,665

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
General Account	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	31,983	29,702	33,591
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	15,137	15,137	15,137
Variable Universal Life	390,862	392,591	402,821
Miscellaneous Reserves	570,381	569,978	571,000
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	XXX	XXX	153
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7
Disability - Disabled Lives	XXX	XXX	222
Miscellaneous Reserves	XXX	XXX	5,847

Total (gross: direct + assumed)	1,008,363	1,007,408	1,028,778

Reinsurance Ceded	360,453	362,296	381,768

Total (net)	$647,910	$645,112	$647,010

December 31, 2024
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal Life	49,304	49,304	49,304
Miscellaneous Reserves	7,732,027	7,732,027	7,726,571
Not subject to discretionary withdrawal or no cash values
Term Policies with Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability - Active Lives	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—

Total (gross: direct + assumed)	7,781,331	7,781,331	7,775,875

Reinsurance Ceded	—	—	—

Total (net)	$7,781,331	$7,781,331	$7,775,875

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Below is a reconciliation of the life reserves from the Company’s General Account and Separate Accounts as of December 31, 2024:

December 31, 2024
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$639,926
Exhibit 5, Disability - Active Lives Section, Total (net)	—
Exhibit 5, Disability - Disabled Lives Section, Total (net)	222
Exhibit 5, Miscellaneous Reserves Section, Total (net)	6,862

Subtotal General Account	647,010

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	7,775,875

Subtotal Separate Account	7,775,875

Combined Total	$8,422,885

14.	Separate Accounts

Certain prior period balances within this note have been restated to reflect additional related-party investments that were omitted from the Company’s previously issued financial statements.

The Company has established insulated Separate Accounts applicable to various classes of contracts, including those providing variable benefits, funding agreements, and pension risk transfer (“PRT”) group annuity contracts.

Contracts for which funds are invested in unitized insulated variable Separate Accounts include individual and group life and annuity contracts. The assets in these unitized accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits, and in certain annuity contracts, minimum accumulation or withdrawal benefits. The minimum guaranteed benefit reserves associated with the unitized Separate Accounts are reported in Aggregate reserves for life contracts in the Company’s Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus. The Company earns Separate Account fees for providing administrative services and bearing the mortality risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Statutory Statements of Operations of the General Account.

Contracts for which funds are invested in a non-unitized insulated variable Separate Account established by the Company include private placement variable annuities offered to high-net-worth individuals, private placement variable universal life insurance policies, and group annuity contracts, including unallocated group annuity contracts, and funding agreements issued to related parties. The non-unitized variable Separate Account supports the death benefits, if any, and accumulated contract values of contracts backed by the Separate Account. The Company’s General Account supports optional guarantees and any other fixed obligations of the contracts. Transfers of assets between the Company’s non-unitized variable Separate Account and its General Account are governed by the Plan of Operations of DL Private Variable Account B, as approved by the Delaware Department and made effective on August 29, 2025, and section 2932 of the Delaware Insurance Code.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

In 2025, the Company established an insulated commingled Separate Account to support annuities payable under a number of group fixed annuity contracts issued to employers or trusts in respect of pension plans established for the benefit of employees, former employees, or their beneficiaries in connection with the Company’s entry into the PRT market (the “PRT Contracts”). The assets allocated by the Company to the insulated commingled Separate Account are not unitized and are carried at statutory book value (i.e. general account basis) and investment risk is retained by the Company. These assets support liabilities of the PRT Contracts, and such liabilities are guaranteed by the Company’s General Account. Transfers between the Company’s insulated commingled Separate Account and its General Account are governed by the Plan of Operations of Delaware Life PRT Separate Account A, as approved by the Delaware Department on December 17, 2024, and section 2932 of the Delaware Insurance Code. The Company records premiums related to the PRT Contracts when due in accordance with SSAP No. 51, Life Contracts, and records benefits related to the PRT Contracts when incurred.

The legal insulation of Separate Account assets prevents such assets from being generally available to satisfy General Account claims. In accordance with the domiciliary state procedures for approving items within the Separate Account, the Separate Account classification of legally insulated, versus not legally insulated, is supported by section 2932 of the Delaware Insurance Code.

The Company had previously established a non-insulated Separate Account for certain contracts that included a market value adjustment feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. As of January 1, 2025, the liabilities for these contracts, along with the corresponding assets, were transferred the Company’s General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Variable Life

•	Variable Annuity

•	Funding Agreements

•	PRT Group Annuity

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2025 and 2024 were attributable to the following products:

	December 31, 2025
Product	Legally Insulated Assets	Not Legally Insulated Assets	Total
Variable Life	$9,048,523	$—	$9,048,523
Variable Annuity	8,270,493	—	8,270,493
Funding Agreements (a)	330,165	—	330,165
PRT Group Annuity (b)	1,147,734	—	1,147,734

Total	$18,796,915	$—	$18,796,915

(a)	Full balance consists of affiliated assets.
(b)	Includes $267,750 of affiliated assets.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
Product	Legally Insulated Assets	Not Legally Insulated Assets	Total
Variable Life	$8,861,621	$—	$8,861,621
Variable Annuity	8,274,647	—	8,274,647
Funding Agreements (a)	305,335	—	305,335
MVA Annuity (b)	—	385,779	385,779

Total	$17,441,603	$385,779	$17,827,382

(a)	Full balance consists of affiliated assets (restated).
(b)	Includes $2,393 of affiliated assets (restated).

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less surrender charges, as applicable. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $175,175, $190,217, and $182,305 were received by the General Account from the Separate Accounts during the years ended December 31, 2025, 2024, and 2023, respectively.

For the years ended December 31, 2025, 2024, and 2023, the Company’s General Account paid $97,917, $92,975, and $85,397 for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Accounts.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

An analysis of the separate account reserves as of December 31, 2025 and 2024 is as follows:

	December 31, 2025
	Nonindexed Guarantee Less than/ Equal to 4%	Nonindexed Guarantee More than 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$13,530	$1,002,481	$348,044	$1,364,055
Reserves at December 31, 2025
For Accounts with Assets at:
Fair Value	15,232	1,128,625	16,399,882	17,543,739
Amortized Cost	—	—	—	—

Total Reserves	$15,232	$1,128,625	$16,399,882	$17,543,739

By Withdrawal Characteristics:
With Market Value Adjustment	$—	$—	$—	$—
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	—	22,150	22,150
At Fair Value	—	—	16,334,571	16,334,571

Subtotal	—	—	16,356,721	16,356,721
Not Subject to Discretionary Withdrawal	15,232	1,128,625	43,161	1,187,018

Total	$15,232	$1,128,625	$16,399,882	$17,543,739

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$1,835	$376,216	$378,051
Reserves at December 31, 2024
For Accounts with Assets at:
Fair Value	91,852	16,301,920	16,393,772
Amortized Cost	121,776	—	121,776

Total Reserves	$213,628	$16,301,920	$16,515,548

By Withdrawal Characteristics:
With Market Value Adjustment	$213,628	$—	$213,628
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	833,824	833,824
At Fair Value	—	15,421,660	15,421,660

Subtotal	213,628	16,255,484	16,469,112
Not Subject to Discretionary Withdrawal	—	46,436	46,436

Total	$213,628	$16,301,920	$16,515,548

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations:

	Years Ended December 31,
	2025	2024	2023
Transfers to Separate Accounts	$1,364,055	$378,051	$307,190
Transfers from Separate Accounts	(1,286,147)	(1,501,963)	(1,290,374)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$77,908	$(1,123,912)	$(983,184)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

15.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain Level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value (“SSAP No. 100”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads, and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2025 and 2024:

	December 31, 2025
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Bonds
Asset-backed securities	$—	$27,121	$—	$—	$27,121
Preferred Stocks
Industrial and miscellaneous	—	68,864	6,613	—	75,477
Parent, subsidiaries and affiliates	—	246,201	—	—	246,201
Common Stocks
Industrial and miscellaneous	11,973	28,646	25,677	—	66,296
Other Invested Assets
Industrial and miscellaneous	—	36,386	43,414	—	79,800
Residual equity tranches	—	33,388	37,545	1,220	72,153
Derivative assets
Interest rate contracts	667,324	—	—	—	667,324
Equity contracts	2,928	404	—	—	3,332
FX contracts	—	170	103	—	273
Separate Accounts assets (a) (b)	12,262,087	4,433,637	—	142,182	16,837,906

Total assets at fair value/NAV	$12,944,312	$4,874,817	$113,352	$143,402	$18,075,883

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$507,734	$168	$—	$—	$507,902
Equity contracts	2,632	5,021	—	—	7,653
FX contracts	—	10,746	939	—	11,685

Total liabilities at fair value	$510,366	$15,935	$939	$—	$527,240

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$51,478	$7,620	$—	$59,098
Preferred Stocks
Industrial and miscellaneous	—	22,216	—	—	22,216
Parent, subsidiaries and affiliates	—	246,274	—	—	246,274
Common Stocks
Industrial and miscellaneous	14,969	288	31,381	3,357	49,995
Other Invested Assets
Industrial and miscellaneous	—	43,103	3,023	—	46,126
Derivative assets
Interest rate contracts	710,540	—	—	—	710,540
Equity contracts	538	28,497	—	—	29,035
FX contracts	—	—	2,392	—	2,392
Separate Accounts assets (a)(b)	12,298,884	3,623,106	302,886	125,578	16,350,454

Total assets at fair value	$13,024,931	$4,014,962	$347,302	$128,935	$17,516,130

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$581,625	$15	$—	$—	$581,640
Equity contracts	1,259	—	—	—	1,259
FX contracts	—	—	78	—	78

Total liabilities at fair value	$582,884	$15	$78	$—	$582,977

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $825,704 of non-invested assets not subject to fair value disclosures and $1,133,305 of separate account assets carried at the general account basis at December 31, 2025 and $1,235,380 of investment income and receivables due at 2024, respectively.

(b)

Includes assets with a fair value of $142,182 and $125,578 at December 31, 2025 and 2024 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or the OTC market. As of December 31, 2025 or 2024, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2025 and December 31, 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2025 and 2024:

2025	Balance at January 1, 2025	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2025
Assets:
Preferred Stocks - Industrial and miscellaneous	$—	$16,755	$(15,212)	$—	$287	$4,783	$—	$—	$—	$6,613
Common Stocks - Industrial and miscellaneous	31,381	89,631	(20,641)	—	337	42,444	—	(117,475)	—	25,677
Bonds - Issuer credit obligations	7,620	—	(5,114)	(90)	158	384	—	(2,958)	—	—
Other Invested Assets - Industrial and miscellaneous	—	87,531	(39,610)	452	(4,629)	530	—	(860)	—	43,414
Other Invested Assets - Residual equity tranches	3,023	18,420	(1,281)	(1,733)	(6,007)	33,592	—	(8,469)	—	37,545
Derivatives - FX contracts	2,392	—	—	5,899	(2,289)	—	—	(5,899)	—	103
Separate Accounts Assets	302,886	—	(302,886)	—	—	—	—	—	—	—

Total Assets	$347,302	$212,337	$(384,744)	$4,528	$(12,143)	$81,733	$—	$(135,661)	$—	$113,352

Liabilities:
Derivatives - FX contracts	$78	$—	$—	$8,711	$861	$—	$—	$(8,711)	$—	$939

Total Liabilities	$78	$—	$—	$8,711	$861	$—	$—	$(8,711)	$—	$939

2024	Balance at January 1, 2024	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2024
Assets:
Common Stocks - Unaffiliated	$20,112	$25,658	$(14,356)	$3,609	$5	$15,737	$—	$(19,384)	$—	$31,381
Bonds - Industrial and miscellaneous - Unaffiliated	—	16,540	—	(4,987)	(158)	—	—	(3,775)	—	7,620
Other Invested Assets	21,493	—	(5,000)	(1,226)	6,198	—	—	(18,442)	—	3,023
Derivative Assets	67	—	—	4,908	2,325	—	—	—	(4,908)	2,392
Separate Accounts Assets	291,900	2	(6,609)	(26)	3,983	162,821	—	(148,725)	(460)	302,886

Total Assets	$333,572	$42,200	$(25,965)	$2,278	$12,353	$178,558	$—	$(190,326)	$(5,368)	$347,302

Liabilities:
FX Contracts	$2,654	$—	$—	$5,700	$(2,576)	$—	$—	$—	$(5,700)	$78

Total Liabilities	$2,654	$—	$—	$5,700	$(2,576)	$—	$—	$—	$(5,700)	$78

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made are the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus categorized within Level 3 for the years ended December 31, 2025 and 2024:

	December 31, 2025
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Common Stocks - Industrial and miscellaneous	Trade Price	Pricing Valuation Multiple / Discount Rate	25,677	0-1,000	389
Other Invested Assets - Industrial and miscellaneous	External Model	Pricing Valuation Multiple / Discount Rate	43,414	.56-1.31	1
Other Invested Assets - Residual equity tranches	Trade Price	Expected Cashflows/Spreads	34,154	1	1
Other Invested Assets - Residual equity tranches	External Model	Pricing Valuation Multiple / Discount Rate	3,391	.05-.65	—
Preferred Stocks - Industrial and miscellaneous	Trade Price	Expected Cashflows/Spreads	6,613	1-3.28	3

Total Assets			$113,249

	December 31, 2024
	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	Matrix Pricing	Spreads	$7,620	0-1	1
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	31,381	0-1000	554
Other Invested Assets	External Model	Expected Cashflows/Spreads	3,023	0-16	10
Separate Accounts Assets	Matrix Pricing	Spreads	2	89	89
	Matrix Pricing	Spreads	447	30	30
	Matrix Pricing	Spreads	300,280	90-112	98
	Market Pricing	Quoted Prices	2,157	100-101	100

Total Assets			$344,910

There were no significant changes made in valuation techniques during 2025 and 2024.

The above unobservable input tables do not include immaterial balances related to derivatives which totaled $103 and $2,392 as of December 31, 2025 and December 31, 2024, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value, fair value, and/or NAV, including the level within the fair value hierarchy, at December 31, 2025 and 2024 were as follows:

	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$5,012,499	$5,280,051	$1,219,098	$3,793,401	$—	$—	$—
Bonds
Issuer credit obligations	20,153,570	21,148,682	1,632	19,991,109	160,829	—	—
Asset-backed securities	10,383,484	10,441,030	—	9,848,374	535,110	—	—
Preferred stocks	844,342	799,030	—	837,729	6,613	—	—
Common stocks (b)	218,981	218,981	11,973	181,331	25,677	—	—
Mortgage loans, net of allowance	2,836,431	2,874,148	—	2,836,431	—	—	—
Real estate	319,806	319,806	—	54,854	264,952	—	—
Derivative assets	670,929	653,301	670,252	573	104	—	—
Contract Loans	321,701	310,966	—	—	321,701	—	—
Other invested assets (a) (b)	892,717	901,899	—	748,706	140,302	3,709	—
Separate account assets	17,967,973	17,971,211	12,279,158	5,535,629	11,004	142,182	—

Total Assets	$59,622,433	$60,919,105	$14,182,113	$43,828,137	$1,466,292	$145,891	$—

Liabilities:
Liabilities for deposit-type contracts	$6,245,841	$5,927,920	$—	$—	$6,245,841	$—	$—
Derivative liabilities	527,240	527,503	510,367	15,934	939	—	—
Separate account liabilities	354,593	354,593	—	—	354,593	—	—

Total Liabilities	$7,127,674	$6,810,016	$510,367	$15,934	$6,601,373	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, cash equivalents and short-term investments	$4,193,970	$4,193,943	$706,604	$3,487,366	$—	$—	$—
Bonds	21,331,207	22,182,484	1,585	20,825,479	504,143	—	—
Preferred stocks	776,533	729,639	—	691,643	84,890	—	—
Common stocks (b)	163,633	163,633	14,969	98,248	47,059	3,357	—
Mortgage loans, net of allowance	2,127,304	2,191,508	—	2,127,304	—	—	—
Real estate	175,974	175,974	—	175,974	—	—	—
Derivatives assets	768,119	749,791	737,231	28,496	2,392	—	—
Contract Loans	321,513	320,642	—	—	321,513	—	—
Other invested assets (a) (b)	820,610	822,549	—	779,007	41,603	—	—
Separate account assets	16,572,182	16,592,002	12,302,637	3,840,411	303,557	125,577	—

Total assets	$47,251,045	$48,122,165	$13,763,026	$32,053,928	$1,305,157	$128,934	$—

Liabilities:
Borrowed money	$50,000	$—	$—	$50,000	$—	$—	$—
Liabilities for deposit-type contracts	2,603,465	2,708,109	—	—	2,603,465	—	—
Derivatives liabilities	584,578	586,128	584,486	14	78	—	—
Separate account liabilities	330,533	—	—	—	330,533	—	—

Total liabilities	$3,568,576	$3,294,237	$584,486	$50,014	$2,934,076	$—	$—

(a)

As of December 31, 2025 and 2024, there were $121,065 and $112,504 of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

(b)

The common stock line in the tables above exclude equity method investments with carrying values of $35,840 and $32,571 as of December 31, 2025 and 2024, respectively. The other invested assets line in the tables above exclude equity method investments with carrying values of $699,846 and $766,835 as of December 31, 2025 and 2024, respectively.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its bonds classified as ICO and ABS using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

For ABS, typical inputs include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment, and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

The Company takes into consideration both qualitative and quantitative factors as part of its analysis, including but not limited to, an overall analysis of portfolio fair value movement against general movements in interest rates and spreads. The Company also compares price movement trends, considering the reasons for both significant price movements between periods and a lack of movement where the Company has become aware of securities that experienced a positive or negative credit or other event that would suggest the price provided has not captured market activity.

Preferred stocks - The fair values of preferred stocks are determined using prices provided by third party pricing services or broker quotes. The fair value cannot exceed the stated call price. For privately placed preferred stocks without readily ascertainable fair value, such values are determined utilizing a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Common stocks - The fair value of unaffiliated common stocks is based on quoted market prices, where available. The Company records its investments in mutual funds at fair value, which equates to the NAV of the fund. The Company records its investments in common stock of affiliates under the equity method using audited equity. For the Company’s common stock investments measured at NAV, the Company does not anticipate selling these investments for amounts different than NAV and there are no significant restrictions in the liquidation of these investments.

Mortgage loans - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Real estate - The fair value of real estate is determined by the purchase price of the investment, including capitalized expenditures, which was supported by an appraisal near the purchase date. Appraisals are used on an ongoing basis to approximate future fair values.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Other invested assets - The fair values of other invested assets which consist of debt securities that do not qualify as bonds, limited partnerships, limited liability companies, reverse mortgages, collateral loans, and surplus and capital notes are determined as follows:

Debt securities that do not qualify as bonds - The fair values of debt securities that do not qualify as bonds are obtained from third-party pricing services or modeled prices.

Collateral loans - The fair value of collateral loans is determined using interest and principal at a yield of interpolated swaps plus a spread. Due to call features present in these securities, the fair value of collateral loans typically approximates carrying value.

Other fixed or variable rate investments - The fair value of fixed or variable rate investments, which includes investments in subsidiaries, certain investments in limited partnerships and limited liability companies, and non-rated residual tranches on ABS, that are accounted for under the equity method was $708,446 and $766,835 at December 31, 2025 and 2024, respectively. In addition to those investments accounted for under the equity method, the Company also holds investments in non-rated residual tranches on ABS that are priced by third-party pricing services. The total fair value of such investments was $46,805 and $142,447 at December 31, 2025 and 2024.

Reverse mortgages - The fair value of reverse mortgages are obtained from third-party pricing services using interest and principal balances.

Surplus and capital notes - The fair value of surplus and capital notes are obtained from independent pricing services or pricing models that discount cash flows at a yield of interpolated swaps plus a spread.

Separate Accounts - The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 14. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Borrowed money - The fair value is approximated by the unpaid principal balance of debt outstanding.

Liabilities for deposit-type contracts - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

16.	Federal Income Taxes

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company is a non-applicable reporting entity as it relates to the CAMT.

The components of the Company’s DTAs and DTLs as of December 31, 2025 and December 31, 2024 were as follows:

	December 31, 2025			December 31, 2024			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$441,283	$85,948	$527,231	$316,964	$88,775	$405,739	$124,319	$(2,827)	$121,492
Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax assets	441,283	85,948	527,231	316,964	88,775	405,739	124,319	(2,827)	121,492
Deferred tax assets nonadmitted	977	—	977	—	—	—	977	—	977

Subtotal net admitted deferred tax assets	440,306	85,948	526,254	316,964	88,775	405,739	123,342	(2,827)	120,515
Deferred tax liabilities	75,981	13,070	89,051	88,896	30,834	119,730	(12,915)	(17,764)	(30,679)

Net admitted deferred tax assets / (Net deferred tax liabilities)	$364,325	$72,878	$437,203	$228,068	$57,941	$286,009	$136,257	$14,937	$151,194

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

	December 31, 2025			December 31, 2024			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	369,767	72,891	442,658	244,806	62,036	306,842	124,961	10,855	135,816
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	369,767	72,891	442,658	244,806	62,036	306,842	124,961	10,855	135,816
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	506,996	XXX	XXX	382,527	XXX	XXX	124,469
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	70,539	13,057	83,596	72,158	26,739	98,897	(1,619)	(13,682)	(15,301)

Deferred tax assets admitted as the result of application of SSAP No. 101.	$440,306	$85,948	$526,254	$316,964	$88,775	$405,739	$123,342	$(2,827)	$120,515

Description	2025	2024
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	773%	733%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$3,379,975	$2,550,183

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2025		December 31, 2024		Change
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax assets	$441,283	$85,948	$316,964	$88,775	$124,319	$(2,827)
Percentage of adjusted gross deferred tax assets by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross deferred tax assets	$440,306	$85,948	$316,964	$88,775	$123,342	$(2,827)
Percentage of net admitted assets by tax character because of the impact of tax planning strategies	10.45%	—%	—%	—%	10.45%	—%

The Company’s tax planning strategies include the use of reinsurance.

The Company had no temporary differences for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

	December 31, 2025	December 31, 2024	December 31, 2023
Current Income Tax
Federal Income Tax Expense from Operations	$253,659	$197,724	$183,751
Federal Income Tax Expense (Benefit) on Net Capital Gains	(76)	(5,511)	(18,439)

Current Income Tax Expense	$253,583	$192,213	$165,312

The significant components of the Company’s DTAs and DTLs as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$351,650	$247,992	$103,658
Investments	2,436	2,399	37
Deferred Acquisition Costs	75,103	57,874	17,229
Fixed assets	2,069	1,320	749
Compensation and benefits accrual	840	320	520
Receivables - nonadmitted	5,926	4,777	1,149
Net Operating Loss carry-forward	977	—	977
Other	2,282	2,282	—

Total Ordinary Deferred Tax Assets	441,283	316,964	124,319
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	977	—	977

Admitted Ordinary Deferred Tax Assets	440,306	316,964	123,342

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Capital
Investments	39,258	45,656	(6,398)
Net capital loss carry-forward	46,690	43,119	3,571

Subtotal	85,948	88,775	(2,827)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	85,948	88,775	(2,827)

Admitted Deferred Tax Assets	526,254	405,739	120,515

Deferred Tax Liabilities:
Ordinary
Investments	43,946	59,389	(15,443)
Fixed Assets	86	340	(254)
Policyholder Reserves	31,949	29,167	2,782

Subtotal	75,981	88,896	(12,915)
Capital
Investments	13,070	30,834	(17,764)

Subtotal	13,070	30,834	(17,764)

Deferred Tax Liabilities	89,051	119,730	(30,679)

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$437,203	$286,009	$151,194

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of nonadmitted assets as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the surplus section of the Annual Statement):

Description	December 31, 2025	December 31, 2024	Change
Total Deferred Tax Assets	$527,231	$405,739	$121,492
Total Deferred Tax Liabilities	89,051	119,730	(30,679)

Net Deferred Tax Assets / Deferred Tax Liabilities	438,180	286,009	152,171
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	438,180	286,009	152,171
Tax Effect of Unrealized (Gains)/Losses			(3,055)
Other Intraperiod Allocation of Deferred Tax Movement			(977)

Change in Net Deferred Income Tax			$148,139

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2025, 2024, and 2023 were as follows:

	December 31, 2025			December 31, 2024			December 31, 2023
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate
Net Income Before Taxes	$489,300	$102,753	21.0%	$389,384	$81,771	21.0%	$154,835	$32,515	21.0%
Investment Related	(80,781)	(16,964)	(3.5)%	(3,024)	(635)	(0.2)%	(38,296)	(8,042)	(5.1)%
Insurance Reserve Related	77	16	—%	—	—	—%	—	—	—%
Change in Non-admitted assets	(5,933)	(1,246)	(0.3)%	902	189	—%	(13,668)	(2,870)	(1.9)%
Ceding Commission	145,660	30,589	6.3%	3,991	838	0.2%	—	—	—%
Tax Credit Adjustment	(50,577)	(10,621)	(2.2)%	(10,350)	(2,174)	(0.6)%	(12,405)	(2,605)	(1.7)%
Tax Differences in Wholly Owned Subsidiaries	2,958	621	0.1%	(15,725)	(3,302)	(0.8)%	24,846	5,218	3.4%
Other	1,410	296	0.1%	316	67	—%	189	40	—%

Total Statutory Income Taxes		$105,444	21.5%		$76,754	19.6%		$24,256	15.7%

Federal Income Taxes Incurred		$253,583	51.8%		$192,213	49.3%		$165,312	106.8%
Change in Net Deferred Income Taxes		(148,139)	(30.3)%		(115,459)	(29.7)%		(141,057)	(91.1)%

Total Statutory Income Taxes		$105,444	21.5%		$76,754	19.6%		$24,255	15.7%

As of December 31, 2025, the Company had $4,654 of net operating loss carry forwards, which will expire, if not utilized, in 2041.

As of December 31, 2025, the Company had $222,332 of capital loss carry forwards, which will expire, if not utilized, as follows:

Year	Amount
2029	$176,923
2030	45,409

The Company had no income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2025 and December 31, 2024.

Tax years prior to 2019 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax positions (“UTPs”) as of December 31, 2025 and 2024.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2025. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life and Annuity Company

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Clear Spring Casualty Insurance Company

•	Clear Spring American Insurance Company

•	Clear Spring National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

•	R.V.I. Holdings, LLC

•	R.V.I. America Corporation

•	RVI Analytical Services, Inc.

•	Transition Services, Inc.

•	R.V.I. Services Co., Inc.

•	R.V.I. Guaranty Co., Ltd.

•	R.V.I. America Insurance Company

•	R.V.I. Acquisition Holdings, LLC

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.

17.	Capital and Surplus and Dividend Restrictions

As of December 31, 2025 and 2024, the Company was authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock were issued and outstanding. The Company is not authorized to issue preferred stock.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2025, the Company reported surplus as regards policyholders of $3,832,044, gain from operations before net realized capital losses of $304,769, and unassigned funds of $1,035,937. As of December 31, 2025, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $383,204.

On December 4, 2025, the Delaware Department approved the Company’s request to record a capital contribution receivable from DLSH in accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The Company recorded a capital contribution receivable of $174,500 within Receivables from parent, subsidiaries, and affiliates as of December 31, 2025. As disclosed in Note 21, the contribution was subsequently received in cash on February 26, 2026. In August 2025, the Company received a capital contribution of $400,000 from DLSH. The Company did not receive any capital contributions or pay any dividends during 2024.

The Company paid no dividends during 2025. In June 2023, the Company received a capital contribution of $115,000 from DLSH and paid no dividends during 2023.

The Company reclassified $240,474 and $169,590 from unassigned funds to aggregate write-ins for special surplus funds in accordance with the interpretive guidance established within INT 23-01 as of December 31, 2025 and 2024, respectively.

Surplus Notes

As of December 31, 2025 and 2024, the Company had $390,213 of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2025 and 2024:

2025
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$536,444	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	20,891	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	6,008	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	6,014	11/06/52
2000	12/15/95	7.750%	150,000	—	—	150,000	—	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	4,053	10,133	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	403	1,008	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	310	775	12/15/52
2005	06/15/23	7.750%	500	500	—	—	39	97	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	136	339	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	78	194	12/15/52
2008	06/15/23	7.750%	500	500	—	—	39	97	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	233	581	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	384	959	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	155	388	12/15/52
2012	06/15/23	7.750%	500	500	—	—	39	97	12/15/52
2013	06/15/23	7.750%	250	250	—	—	19	48	12/15/52
2014	06/15/23	7.750%	250	250	—	—	19	48	12/15/52
2015	06/15/23	7.750%	100	100	—	—	8	19	12/15/52
2016	06/15/23	7.750%	500	500	—	—	39	97	12/15/52
2017	06/15/23	7.750%	500	500	—	—	39	97	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	334,393	12/15/52
4000	12/15/95	7.750%	7,500	—	—	7,500	—	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	581	1,453	12/15/52

Total	XXX	XXX	$777,000	$390,213	$—	$386,787	$30,237	$1,186,506	XXX

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

2024
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$—	$229,287	$1,786	$534,657	11/06/27
1001	11/06/22	7.750%	85,500	85,500	—	—	6,626	14,265	11/06/52
1002	11/06/22	7.750%	24,587	24,587	—	—	1,905	4,102	11/06/52
1003	11/06/22	7.750%	24,612	24,612	—	—	1,907	4,106	11/06/52
2000	12/15/95	7.750%	150,000	—	—	150,000	—	253,791	12/15/52
2002	06/15/23	7.750%	52,301	52,301	—	—	4,053	6,080	12/15/52
2003	06/15/23	7.750%	5,200	5,200	—	—	403	605	12/15/52
2004	06/15/23	7.750%	4,000	4,000	—	—	310	465	12/15/52
2005	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2006	06/15/23	7.750%	1,750	1,750	—	—	136	203	12/15/52
2007	06/15/23	7.750%	1,000	1,000	—	—	78	116	12/15/52
2008	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2009	06/15/23	7.750%	3,000	3,000	—	—	233	349	12/15/52
2010	06/15/23	7.750%	4,950	4,950	—	—	384	575	12/15/52
2011	06/15/23	7.750%	2,000	2,000	—	—	155	233	12/15/52
2012	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2013	06/15/23	7.750%	250	250	—	—	19	29	12/15/52
2014	06/15/23	7.750%	250	250	—	—	19	29	12/15/52
2015	06/15/23	7.750%	100	100	—	—	8	12	12/15/52
2016	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
2017	06/15/23	7.750%	500	500	—	—	39	58	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	322,954	12/15/52
4000	12/15/95	7.750%	7,500	—	—	7,500	—	12,535	12/15/52
4001	06/15/23	7.750%	7,500	7,500	—	—	581	872	12/15/52

Total	XXX	XXX	$777,000	$390,213	$—	$386,787	$30,237	$1,156,268	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

During 2022, $134,699 of interests in item 1000 held by Security Benefit Life Insurance Company (“Security Benefit”) were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20,713 in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027. During 2023, Group 1001 Finance purchased $134,699 of interests in the notes listed as item 1001, 1002, and 1003 in the above tables from Security Benefit. In September 2024, Group 1001 Finance sold its interest in notes 1001, 1002, and 1003 to PDIF Feeder I, LLC (“PDIF”), an affiliate. As of December 31, 2025, the interests in items 1001, 1002, and 1003 were held solely by PDIF.

During 2022, the interest rate on item 2000 in the above tables was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022 and April 28, 2023, Group 1001 Finance purchased $22,301 and $55,000, respectively, of the surplus note held by Security Benefit. On June 15, 2023, $77,301 of interests in item 2000 held by Group 1001 Finance were canceled in exchange for sixteen new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of December 15, 2052 (items 2002 thru 2017 in the above tables). As of December 31, 2025, the interest in item 2002 was held solely by Group 1001 Finance. As of December 31, 2025, the interests in items 2003 thru 2017 were held by the following unaffiliated entities:

Item Number(s)	Noteholder	Carry Value of Note(s)
2003, 2004, 2005	Horace Mann Life Insurance Company	$9,700
2006	Heritage Life Insurance Company	1,750
2007	Puritan Life Insurance Company of America	1,000
2008, 2009	Physicians Mutual Insurance Company	3,500
2010, 2013	Investors Heritage Life Insurance Company	5,200
2011, 2012	Capital Avenue Reinsurance LLC	2,500
2014	Reliance Standard Life Insurance Company	250
2015	HMO Louisiana Inc.	100
2016	Louisiana Health Service & Indemnity Company	500
2017	Factory Mutual Insurance Company	500

Interests in the surplus note in the amount of $150,000, listed as item 3000 in the above tables, are held by Midland National Life Insurance Company (“Midland National”) and North American Company for Life and Health (“North American”). Midland National and North American hold interests in the amounts of $100,000 and $50,000, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7,500, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052. On June 15, 2023, $7,500 of interest in item 4000 held by Group 1001 Finance was canceled in exchange for a new note issued by the Company with an interest rate of 7.75% and a maturity date of December 15, 2052 (item 4001 in the tables above). As of December 31, 2025, the interest in item 4001 is held solely by Group 1001 Finance.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The Company incurred $30,237, $30,237, and $30,236 of interest on the surplus notes for the years ended December 31, 2025, 2024, and 2023, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2,668 and $2,669 at December 31, 2025 and 2024, respectively.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

Risk-Based Capital

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2025 and 2024.

18.	Commitments and Contingent Liabilities

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $121,065 and $112,504 as of December 31, 2025, and 2024, respectively. The Company had contingent commitments for tax credit structures of $132,334 and $0 as of December 31, 2025 and 2024, respectively.

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $869 and $1,569 for guaranty fund assessments as of December 31, 2025 and 2024, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2025 and 2024, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2025 and 2024:

	Gross (Admitted & Nonadmitted) Restricted
	Total General Account (G/A)	2025 Total	2024 Total	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Percentage
Restricted Asset Category							Gross (Admitted & Nonadmitted) Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	702,291	702,291	$1,088,576	$(386,285)	$—	$702,291	1.1%	1.1%
Subject to reverse repurchase agreements	1,725,859	1,725,859	1,381,907	343,952	—	1,725,859	2.7%	2.7%
FHLB capital stock	152,685	152,685	93,960	58,725	—	152,685	0.2%	0.2%
On deposit with states	4,143	4,143	4,154	(11)	—	4,143	—%	—%
Pledged as collateral to FHLB (assets backing funding agreements)	4,282,765	4,282,765	2,741,717	1,541,048	—	4,282,765	6.6%	6.6%
Pledged as collateral not captured in other categories	744,566	744,566	826,555	(81,989)	—	744,566	1.2%	1.2%
Other restricted assets	30,371	30,371	20,944	9,427	—	30,371	0.1%	0.1%

Total Restricted Assets	$7,642,680	$7,642,680	$6,157,813	$1,484,867	$—	$7,642,680	11.8%	11.8%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance (excluding modified coinsurance (“modco”)/funds withheld (“FWH”)) and derivatives, are reported in the aggregate) at December 31, 2025 and 2024:

	Gross Restricted					Percentage
Description of Assets	Total General Account (G/A)	2025 Total	2024 Total	Increase/ (Decrease)	Total 2025 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Collateral to Société Générale	$241,623	241,623	$236,825	$4,798	$241,623	0.4%	0.4%
Derivative collateral	195,751	195,751	267,557	(71,806)	195,751	0.3%	0.3%
Repo Collateral	52	52	—	52	52	—%	—%
Collateral to CitiGroup, Inc.	307,140	307,140	322,173	(15,033)	307,140	0.5%	0.5%

Total	$744,566	$744,566	$826,555	$(81,989)	$744,566	1.1%	1.1%
Amount of total pledged under derivative contract	195,751	195,751	267,557	(71,806)	195,751	XXX	XXX

Total excluding derivative collateral	$548,814	$548,814	$558,998	$(10,183)	$548,814	XXX	XXX

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance (excluding modco/FWH) and derivatives, are reported in the aggregate) at December 31, 2025 and 2024:

	Gross Restricted					Percentage
Description of Assets	Total General Account (G/A)	2025 Total	2024 Total	Increase/ (Decrease)	Total 2025 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Mortgage Escrow	$30,371	$30,371	$20,944	$9,427	$30,371	0.05%	0.05%

Total	$30,371	$30,371	$20,944	$9,427	$30,371	XXX	XXX

Unused Lines of Credit (“LOCs”)

Effective August 11, 2025, the Company entered into a $450,000 senior revolving credit facility with Citizens Bank, N.A (“Citizens”). Under this facility, the Company pays a commitment fee to Citizens based on a contractual percentage multiplied by by the undrawn borrowings under the facility. The commitment fee percentage is tiered depending on the debt to capitalization ratio of the Company, and it ranges from 15 basis points to 30 basis points. In 2025, the Company paid $266 in commitment fees and had no outstanding borrowings related to this facility.

19.	Federal Home Loan Bank

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its maximum borrowing capacity as $3,432,768 as of December 31, 2025. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

FHLB Capital Stock

Aggregate Totals:

As of December 31, 2025	Total	General Account	Separate Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	145,210	145,210	—
Excess Stock	2,475	2,475	—

Aggregate Total	$152,685	$152,685	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$3,432,768	XXX	XXX
As of December 31, 2024
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	88,960	88,960	—
Excess Stock	—	—	—

Aggregate Total	$93,960	$93,960	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$2,164,369	XXX	XXX

Membership Stock (Class A and B) Eligible and Not Eligible for Redemption:

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000	5,000	—	—	—	—

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date:

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$4,231,483	$4,282,765	$3,338,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$4,231,483	$4,282,765	$3,338,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$2,618,240	$2,741,717	$2,088,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

Maximum Amount Pledged During Reporting Period:

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$5,574,977	$5,624,394	$3,393,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$5,574,977	$5,624,394	$3,393,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$2,752,749	$2,867,212	$2,038,000

Borrowing from FHLB

Amount as of Reporting Date:

As of December 31, 2025	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	3,338,000	3,338,000	—	3,189,199
Other	—	—	—	XXX

Aggregate Total	$3,338,000	$3,338,000	$—	$3,189,199

As of December 31, 2024
Debt	$50,000	$50,000	$—	XXX
Funding Agreements	2,038,000	2,038,000	—	1,960,750
Other	—	—	—	XXX

Aggregate Total	$2,088,000	$2,088,000	$—	$1,960,750

Maximum Amount During Reporting Period:

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	3,393,000	3,393,000	—
Other	—	—	—

Aggregate Total	$3,393,000	$3,393,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment obligations under the following arrangements? (YES/NO)
Debt	No
Funding Agreements	Yes
Other	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

20.	Reconciliation with Statutory Financial Statements Filed

Subsequent to the filing of the 2024 Annual Statement, management adjusted the accompanying Statutory Statements of Cash Flow to remove a non-cash transaction. A reconciliation between the presentation within the 2024 Annual Statement and the accompanying Statutory Statements of Cash Flow for the year ended December 31, 2024 is provided below.

Statement of Cash Flow	Change	2024 Annual Statement	2024 Statutory Audit Report
Operating activities:
Net investment income received	$(995)	$1,678,899	$1,677,904
Net cash provided by operating activities	(995)	4,814,004	4,813,009
Investing activities:
Proceeds - Bonds	(112,888)	4,217,403	4,104,515
Proceeds - Stocks	(2,066)	185,276	183,210

	(114,954)	4,402,679	4,287,725
Net cash used in investing activities	(114,954)	(4,850,179)	(4,965,133)
Financing and miscellaneous activities:
Other cash (applied) (a)	115,949	(444,267)	(328,318)
Net cash provided by financing and miscellaneous activities	115,949	370,345	486,294

(a)

The 2024 Annual Statement Other cash (applied) line item has been adjusted for comparability to exclude the $36,000 Bilateral loan agreement with affiliate line item, which is presented separately within the accompanying Statutory Statements of Cash Flow.

The Company has adjusted these line items to reflect a $115,949 non-cash transaction with respect to the transfer of invested assets in settlement of funds held under reinsurance treaties with unauthorized reinsurers which impacted net cash provided by operating activities, net cash used in investing activities, and net cash provided by financing and miscellaneous activities.

21.	Subsequent Events

The Company has evaluated events and transactions that occurred from January 1, 2026 to June 26, 2026, the date these financial statements were available to be issued. There have been no Type I subsequent events that occurred subsequent to December 31, 2025 having a material effect on the financial statements. There have been no Type II subsequent events that occurred subsequent to December 31, 2025 having a material effect on the financial statements, except as discussed below.

Effective January 1, 2026, the Company recaptured the block of MYGAs that were previously assumed by DLAC. As a result of the recapture, DLAC paid the Company $80,312, which was net of a $1,816 recapture fee, in the form of cash and invested assets.

On February 26, 2026, the Company received cash from DLSH in settlement of the capital contribution receivable recorded by the Company as of December 31, 2025. Refer to Note 17 for additional information on this contribution.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2025 AND 2024 AND

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(IN THOUSANDS OF DOLLARS, EXCEPT SHARE AND PER SHARE DATA)

On February 26, 2026, the Company paid cash to CSPCH in settlement of the $100,000 capital contribution payable recorded by the Company as of December 31, 2025 as part of the Company’s capital commitment to CSP&C.

During 2026, the Company received the outstanding principal balance related to the payoff of $939,202 of investments that were predominantly contingent on the performance of affiliates.